UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09525
                                                     ----------

                               Rydex Dynamic Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           --------------

                   Date of fiscal year end: December 31, 2006
                                            -----------------

                  Date of reporting period: December 31, 2006
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                               DECEMBER 31, 2006

                                               RYDEX DYNAMIC FUNDS ANNUAL REPORT

                                                            DYNAMIC S&P 500 FUND
                                                    INVERSE DYNAMIC S&P 500 FUND
                                                                DYNAMIC OTC FUND
                                                        INVERSE DYNAMIC OTC FUND
                                                                DYNAMIC DOW FUND
                                                        INVERSE DYNAMIC DOW FUND
                                                    DYNAMIC RUSSELL 2000(R) FUND
                                            INVERSE DYNAMIC RUSSELL 2000(R) FUND
                                                DYNAMIC S&P 500 MASTER PORTFOLIO
                                        INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
                                                    DYNAMIC OTC MASTER PORTFOLIO
                                            INVERSE DYNAMIC OTC MASTER PORTFOLIO
                                                    DYNAMIC DOW MASTER PORTFOLIO
                                            INVERSE DYNAMIC DOW MASTER PORTFOLIO

                                                         [LOGO] RYDEXINVESTMENTS
                                                ESSENTIAL FOR MODERN MARKETS(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS ................................    4

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    5

PERFORMANCE REPORTS AND FUND PROFILES .....................................    8

SCHEDULES OF INVESTMENTS ..................................................   17

DYNAMIC FUNDS

   STATEMENTS OF ASSETS AND LIABILITIES ...................................   44

   STATEMENTS OF OPERATIONS ...............................................   46

   STATEMENTS OF CHANGES IN NET ASSETS ....................................   48

   FINANCIAL HIGHLIGHTS ...................................................   51

DYNAMIC MASTER PORTFOLIOS

   STATEMENTS OF ASSETS AND LIABILITIES ...................................   56

   STATEMENTS OF OPERATIONS ...............................................   58

   STATEMENTS OF CHANGES IN NET ASSETS ....................................   60

   FINANCIAL HIGHLIGHTS ...................................................   62

NOTES TO FINANCIAL STATEMENTS .............................................   63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   73

OTHER INFORMATION .........................................................   74

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   77


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

In many ways, 2006 was a surprising year for investors. Equity markets turned in an unexpectedly strong performance, based in large part on a powerful year-end rally. For much of 2006, stock prices were kept in check by inflation and interest rate concerns. One of the most noteworthy developments of the year was that the Federal Reserve ("Fed") called a halt to its two-year interest rate raising campaign in an effort to see if the 17 consecutive increases in short-term rates enacted over the prior two years had been enough to slow economic growth and cool inflationary pressures.

Throughout 2006, stock prices reacted to two major inputs--the price of oil and the direction of future interest rate policy. The pause in interest rate hikes by the Fed changed the debate from when would they stop to when will they ease. Oil prices, which had been on a relentless climb going back to the days prior to hurricane Katrina, finally broke after a first-half rally brought the price of oil to $77/barrel in mid July. By the end of the year, oil ended up 3% lower than where it began at $61/barrel.

Underlying this was the hope that the economy would achieve a soft landing--slowing enough to give the Fed latitude to ease, but not enough to tip the economy into recession. The major risk in 2006 was housing. As the housing "bubble" burst, it had--and still has--the potential to pull the economy into recession. Stock price behavior, particularly in the fourth quarter, indicates that most observers believed the economy had dodged that bullet.

Stocks rallied modestly at the beginning of 2006 then pulled back in the May-July period on concerns about inflationary pressures and additional rate hikes by the Fed. With the economy slowing and inflationary pressures easing, markets rallied strongly in the fourth quarter, pushing the benchmark Dow Jones Industrial Average(SM) and S&P 500(R) indices to 19.05% and 15.79% gains, respectively, on a total return basis for the year.

Although it was a bit of a seesaw battle, investors expressed a preference for small-capitalization stocks as the small-cap Russell 2000(R) Index rose 18.37%, beating the large-cap Russell 1000(R) Index by 2.76%. The growth vs. value battle was less of a toss-up as the Russell 1000(R) Value Index soared 22.46% compared to 9.15% for the Russell 1000(R) Growth Index.

In this buoyant environment, all 10 S&P 500(R) sector indices turned in positive performances. In fact, only two indices in this series--health care and information technology--did not achieve double-digit returns. The standout performer was telecommunications, which rose a stunning 36.74%. The S&P Energy Index, riding the wave of record global economic growth, rose 24.21%, followed by the Consumer Discretionary Index, which was up 18.64%, buoyed by a seemingly inexhaustible propensity for consumers to spend.

Interest rates rose modestly in 2006 as the yield curve inverted indicating that fixed-income investors anticipate a significant economic slowdown going forward.

Looking into 2007, we think it is likely that economic growth will be slower but not recessionary. In that environment we expect stocks to cool off, if not retreat a bit. That should give the Fed room to ease interest rates, which should push stock prices up again. We do not, however, expect those conditions to unfold until the second half of 2007.

Thank you for placing your trust in Rydex Investments.

Sincerely,

/s/David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS  (UNAUDITED)
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0%--in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

             INDEX      INDEX         FUND                     FUND
             LEVEL   PERFORMANCE   EXPECTATION   FUND NAV   PERFORMANCE   ASSESSMENT
-------------------------------------------------------------------------------------
Start         100                                 $10.00
Day 1         106       6.00%         9.00%       $10.90       9.00%       In line
Day 2          99      -6.60%        -9.90%       $ 9.82      -9.90%       In line
Cumulative             -1.00%        -1.50%                   -1.80%        -0.30%
-------------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


4 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES  (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2006 and ending December 31, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for up to the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                                        BEGINNING              ENDING      EXPENSES
                                          EXPENSE   ACCOUNT VALUE       ACCOUNT VALUE   PAID DURING
                                           RATIO+   JUNE 30, 2006   DECEMBER 31, 2006       PERIOD*
---------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
DYNAMIC S&P 500 FUND
    A-Class                               1.68%**     $  1,000.00         $  1,220.20      $   9.40
    C-Class                               2.44%**        1,000.00            1,215.50         13.63
    H-Class                               1.69%**        1,000.00            1,220.20          9.46
INVERSE DYNAMIC S&P 500 FUND
    A-Class                               1.69%**        1,000.00              835.10          7.82
    C-Class                               2.43%**        1,000.00              831.40         11.22
    H-Class                               1.69%**        1,000.00              834.70          7.82
DYNAMIC OTC FUND
    A-Class                               1.69%**        1,000.00            1,194.10          9.35
    C-Class                               2.43%**        1,000.00            1,190.30         13.42
    H-Class                               1.69%**        1,000.00            1,194.10          9.35
INVERSE DYNAMIC OTC FUND
    A-Class                               1.69%**        1,000.00              830.30          7.80
    C-Class                               2.44%**        1,000.00              827.30         11.24
    H-Class                               1.69%**        1,000.00              830.20          7.80
DYNAMIC DOW FUND
    A-Class                               1.69%**        1,000.00            1,224.80          9.48
    C-Class                               2.44%**        1,000.00            1,219.90         13.65
    H-Class                               1.69%**        1,000.00            1,224.50          9.48
INVERSE DYNAMIC DOW FUND
    A-Class                               1.69%**        1,000.00              827.80          7.79
    C-Class                               2.44%**        1,000.00              825.00         11.22
    H-Class                               1.69%**        1,000.00              827.80          7.79
DYNAMIC RUSSELL 2000(R) FUND++
    A-Class                               1.69%          1,000.00            1,134.40          9.09
    C-Class                               2.44%          1,000.00            1,130.20         13.10
    H-Class                               1.70%          1,000.00            1,134.80          9.15
INVERSE DYNAMIC RUSSELL 2000(R) FUND++
    A-Class                               1.76%          1,000.00              846.10          8.19
    C-Class                               2.43%          1,000.00              842.90         11.29
    H-Class                               1.69%          1,000.00              846.10          7.86


6 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                        BEGINNING              ENDING      EXPENSES
                                          EXPENSE   ACCOUNT VALUE       ACCOUNT VALUE   PAID DURING
                                           RATIO+   JUNE 30, 2006   DECEMBER 31, 2006       PERIOD*
---------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
DYNAMIC S&P 500 FUND
    A-Class                               1.68%**     $  1,000.00        $   1,016.63     $    8.58
    C-Class                               2.44%**        1,000.00            1,012.75         12.46
    H-Class                               1.69%**        1,000.00            1,016.58          8.63
INVERSE DYNAMIC S&P 500 FUND
    A-Class                               1.69%**        1,000.00            1,016.58          8.63
    C-Class                               2.43%**        1,000.00            1,012.80         12.40
    H-Class                               1.69%**        1,000.00            1,016.58          8.63
DYNAMIC OTC FUND
    A-Class                               1.69%**        1,000.00            1,016.58          8.63
    C-Class                               2.43%**        1,000.00            1,012.80         12.40
    H-Class                               1.69%**        1,000.00            1,016.58          8.63
INVERSE DYNAMIC OTC FUND
    A-Class                               1.69%**        1,000.00            1,016.58          8.63
    C-Class                               2.44%**        1,000.00            1,012.75         12.46
    H-Class                               1.69%**        1,000.00            1,016.58          8.63
DYNAMIC DOW FUND
    A-Class                               1.69%**        1,000.00            1,016.58          8.63
    C-Class                               2.44%**        1,000.00            1,012.75         12.46
    H-Class                               1.69%**        1,000.00            1,016.58          8.63
INVERSE DYNAMIC DOW FUND
    A-Class                               1.69%**        1,000.00            1,016.58          8.63
    C-Class                               2.44%**        1,000.00            1,012.75         12.46
    H-Class                               1.69%**        1,000.00            1,016.58          8.63
DYNAMIC RUSSELL 2000(R) FUND++
    A-Class                               1.69%          1,000.00            1,016.58          8.63
    C-Class                               2.44%          1,000.00            1,012.75         12.46
    H-Class                               1.70%          1,000.00            1,016.53          8.68
INVERSE DYNAMIC RUSSELL 2000(R) FUND++
    A-Class                               1.76%          1,000.00            1,016.22          8.98
    C-Class                               2.43%          1,000.00            1,012.80         12.40
    H-Class                               1.69%          1,000.00            1,016.58          8.63

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

 ** RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

  +   ANNUALIZED

 ++   SINCE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 7

PERFORMANCE REPORTS AND FUND PROFILES  (UNAUDITED)
--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

INCEPTION: May 19, 2000

With oil prices setting new highs mid-year, investors grew fearful, causing the S&P 500 Index to give back earlier gains. However, positive catalysts emerged, and the market regained its strength. Falling oil prices in the second half of the year, along with growing corporate profits and a stable Fed Funds rate, drove the market higher. The S&P 500 Index rallied strongly in the second half to finish up 15.79% in 2006. Energy stocks continued to perform well, and the telecommunications sector posted the strongest group performance, rebounding from losses in the previous year to gain more than 30% in 2006. The market managed to overcome some roadblocks on its way to posting its fourth straight year of positive results, including a slumping housing market, uncertainty surrounding oil prices and expectations of slower economic growth.

For the year, Rydex Dynamic S&P 500 Fund H-Class produced returns of 23.84%. It achieved a daily correlation of 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                DYNAMIC
                             S&P 500 FUND
               DATE             C-CLASS            S&P 500 INDEX
            ----------      ---------------       ---------------
            11/27/2000      $        10,000       $        10,000
            11/30/2000      $         9,358       $         9,752
            12/31/2000      $         9,372       $         9,799
             1/31/2001      $         9,944       $        10,147
             2/28/2001      $         8,046       $         9,222
             3/31/2001      $         6,879       $         8,638
             4/30/2001      $         7,896       $         9,309
             5/31/2001      $         7,915       $         9,371
             6/30/2001      $         7,455       $         9,143
             7/31/2001      $         7,202       $         9,053
             8/31/2001      $         6,237       $         8,486
             9/30/2001      $         5,169       $         7,801
            10/31/2001      $         5,305       $         7,950
            11/30/2001      $         6,082       $         8,560
            12/31/2001      $         6,129       $         8,635
             1/31/2002      $         5,904       $         8,508
             2/28/2002      $         5,642       $         8,344
             3/31/2002      $         6,054       $         8,658
             4/30/2002      $         5,295       $         8,133
             5/31/2002      $         5,183       $         8,073
             6/30/2002      $         4,410       $         7,498
             7/31/2002      $         3,669       $         6,914
             8/31/2002      $         3,650       $         6,959
             9/30/2002      $         2,858       $         6,203
            10/31/2002      $         3,322       $         6,749
            11/30/2002      $         3,683       $         7,146
            12/31/2002      $         3,243       $         6,726
             1/31/2003      $         3,032       $         6,550
             2/28/2003      $         2,919       $         6,452
             3/31/2003      $         2,929       $         6,514
             4/30/2003      $         3,405       $         7,051
             5/31/2003      $         3,777       $         7,422
             6/30/2003      $         3,839       $         7,517
             7/31/2003      $         3,946       $         7,650
             8/31/2003      $         4,092       $         7,799
             9/30/2003      $         3,989       $         7,716
            10/31/2003      $         4,431       $         8,153
            11/30/2003      $         4,505       $         8,224
            12/31/2003      $         4,931       $         8,656
             1/31/2004      $         5,105       $         8,815
             2/29/2004      $         5,233       $         8,937
             3/31/2004      $         5,044       $         8,802
             4/30/2004      $         4,867       $         8,664
             5/31/2004      $         4,983       $         8,783
             6/30/2004      $         5,156       $         8,954
             7/31/2004      $         4,798       $         8,657
             8/31/2004      $         4,813       $         8,692
             9/30/2004      $         4,895       $         8,787
            10/31/2004      $         5,022       $         8,921
            11/30/2004      $         5,411       $         9,282
            12/31/2004      $         5,756       $         9,598
             1/31/2005      $         5,453       $         9,364
             2/28/2005      $         5,656       $         9,561
             3/31/2005      $         5,430       $         9,391
             4/30/2005      $         5,189       $         9,213
             5/31/2005      $         5,495       $         9,506
             6/30/2005      $         5,481       $         9,520
             7/31/2005      $         5,865       $         9,874
             8/31/2005      $         5,723       $         9,784
             9/30/2005      $         5,780       $         9,863
            10/31/2005      $         5,551       $         9,699
            11/30/2005      $         5,942       $        10,065
            12/31/2005      $         5,903       $        10,069
             1/31/2006      $         6,183       $        10,336
             2/28/2006      $         6,177       $        10,364
             3/31/2006      $         6,287       $        10,493
             4/30/2006      $         6,417       $        10,633
             5/31/2006      $         6,001       $        10,327
             6/30/2006      $         5,968       $        10,341
             7/31/2006      $         5,990       $        10,405
             8/31/2006      $         6,232       $        10,653
             9/30/2006      $         6,512       $        10,927
            10/31/2006      $         6,892       $        11,283
            11/30/2006      $         7,109       $        11,498
            12/31/2006      $         7,254       $        11,659

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                DYNAMIC
                             S&P 500 FUND
               DATE             H-CLASS            S&P 500 INDEX
            ----------      ---------------       ---------------
             5/19/2000      $        10,000       $        10,000
             5/31/2000      $        10,120       $        10,102
             6/30/2000      $        10,428       $        10,351
             7/31/2000      $         9,928       $        10,189
             8/31/2000      $        11,152       $        10,822
             9/30/2000      $         9,888       $        10,250
            10/31/2000      $         9,656       $        10,207
            11/30/2000      $         7,996       $         9,402
            12/31/2000      $         8,008       $         9,448
             1/31/2001      $         8,500       $         9,784
             2/28/2001      $         6,883       $         8,891
             3/31/2001      $         5,891       $         8,328
             4/30/2001      $         6,767       $         8,975
             5/31/2001      $         6,783       $         9,036
             6/30/2001      $         6,399       $         8,816
             7/31/2001      $         6,187       $         8,729
             8/31/2001      $         5,363       $         8,182
             9/30/2001      $         4,450       $         7,522
            10/31/2001      $         4,574       $         7,665
            11/30/2001      $         5,247       $         8,253
            12/31/2001      $         5,291       $         8,325
             1/31/2002      $         5,095       $         8,204
             2/28/2002      $         4,878       $         8,046
             3/31/2002      $         5,231       $         8,348
             4/30/2002      $         4,582       $         7,842
             5/31/2002      $         4,490       $         7,784
             6/30/2002      $         3,826       $         7,230
             7/31/2002      $         3,186       $         6,666
             8/31/2002      $         3,174       $         6,710
             9/30/2002      $         2,485       $         5,981
            10/31/2002      $         2,889       $         6,507
            11/30/2002      $         3,206       $         6,890
            12/31/2002      $         2,825       $         6,485
             1/31/2003      $         2,645       $         6,315
             2/28/2003      $         2,545       $         6,221
             3/31/2003      $         2,557       $         6,281
             4/30/2003      $         2,975       $         6,798
             5/31/2003      $         3,300       $         7,157
             6/30/2003      $         3,356       $         7,248
             7/31/2003      $         3,451       $         7,376
             8/31/2003      $         3,582       $         7,520
             9/30/2003      $         3,494       $         7,440
            10/31/2003      $         3,883       $         7,861
            11/30/2003      $         3,950       $         7,930
            12/31/2003      $         4,326       $         8,346
             1/31/2004      $         4,480       $         8,499
             2/29/2004      $         4,596       $         8,617
             3/31/2004      $         4,432       $         8,487
             4/30/2004      $         4,281       $         8,354
             5/31/2004      $         4,384       $         8,468
             6/30/2004      $         4,538       $         8,633
             7/31/2004      $         4,226       $         8,347
             8/31/2004      $         4,242       $         8,381
             9/30/2004      $         4,318       $         8,472
            10/31/2004      $         4,432       $         8,601
            11/30/2004      $         4,778       $         8,949
            12/31/2004      $         5,087       $         9,254
             1/31/2005      $         4,821       $         9,028
             2/28/2005      $         5,004       $         9,218
             3/31/2005      $         4,806       $         9,055
             4/30/2005      $         4,598       $         8,883
             5/31/2005      $         4,872       $         9,166
             6/30/2005      $         4,861       $         9,179
             7/31/2005      $         5,205       $         9,520
             8/31/2005      $         5,084       $         9,433
             9/30/2005      $         5,136       $         9,510
            10/31/2005      $         4,935       $         9,351
            11/30/2005      $         5,287       $         9,705
            12/31/2005      $         5,257       $         9,708
             1/31/2006      $         5,509       $         9,965
             2/28/2006      $         5,506       $         9,992
             3/31/2006      $         5,608       $        10,117
             4/30/2006      $         5,727       $        10,253
             5/31/2006      $         5,360       $         9,958
             6/30/2006      $         5,335       $         9,971
             7/31/2006      $         5,356       $        10,033
             8/31/2006      $         5,576       $        10,271
             9/30/2006      $         5,831       $        10,536
            10/31/2006      $         6,176       $        10,879
            11/30/2006      $         6,373       $        11,086
            12/31/2006      $         6,510       $        11,242

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06

-------------------------------------------------------------------------------------------------------------------------------
                                             A-CLASS                      C-CLASS                           H-CLASS
                                            (09/01/04)                  (11/27/00)                        (05/19/00)
-------------------------------------------------------------------------------------------------------------------------------
                                         ONE        SINCE       ONE        FIVE       SINCE       ONE        FIVE       SINCE
                                         YEAR     INCEPTION     YEAR       YEAR     INCEPTION     YEAR       YEAR     INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND                    23.80%     19.99%      22.89%     3.43%      -5.13%      23.84%     4.23%      -6.28%
S&P 500 INDEX                           15.79%     13.33%      15.79%     6.19%       2.55%      15.79%     6.19%       1.78%
-------------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                DYNAMIC S&P 500 FUND       S&P 500 INDEX
                                --------------------       -------------
Other                                   7.5%                   10.2%
Financials                             16.5%                   22.2%
Information Technology                 11.2%                   15.2%
Health Care                             8.9%                   12.0%
Industrials                             8.1%                   10.8%
Consumer Discretionary                  7.9%                   10.5%
Energy                                  7.3%                    9.8%
Consumer Staples                        6.9%                    9.3%
Futures Contracts                      45.1%
Equity Index Swap Agreements           81.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        November 27, 2000
H-Class                                                             May 19, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           2.6%
General Electric, Co.                                                       2.2%
Citigroup, Inc.                                                             1.6%
Microsoft Corp.                                                             1.5%
Bank of America Corp.                                                       1.4%
Procter & Gamble Co.                                                        1.2%
Johnson & Johnson, Inc.                                                     1.1%
Pfizer, Inc.                                                                1.1%
American International Group, Inc.                                          1.1%
Altria Group, Inc.                                                          1.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              14.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


8 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

INVERSE DYNAMIC S&P 500 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the S&P 500 Index.

INCEPTION: May 19, 2000

With oil prices setting new highs mid-year, investors grew fearful, causing the S&P 500 Index to give back earlier gains. However, positive catalysts emerged, and the market regained its strength. Falling oil prices in the second half of the year, along with growing corporate profits and a stable Fed Funds rate, drove the market higher. The S&P 500 Index rallied strongly in the second half to finish up 15.79% in 2006. Energy stocks continued to perform well, and the telecommunications sector posted the strongest group performance, rebounding from losses in the previous year to gain more than 30% in 2006. The market managed to overcome some roadblocks on its way to posting its fourth straight year of positive results, including a slumping housing market, uncertainty surrounding oil prices and expectations of slower economic growth.

For the year, Rydex Dynamic Inverse S&P 500 Fund H-Class produced returns of -17.50%. It achieved a daily correlation of 99% to its benchmark of 200% the inverse performance of the S&P 500 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            INVERSE DYNAMIC
                             S&P 500 FUND
               DATE             C-CLASS            S&P 500 INDEX
            ----------      ---------------       ---------------
              3/7/2001      $        10,000       $        10,000
             3/31/2001      $        11,714       $         9,200
             4/30/2001      $         9,962       $         9,915
             5/31/2001      $         9,828       $         9,981
             6/30/2001      $        10,311       $         9,738
             7/31/2001      $        10,475       $         9,643
             8/31/2001      $        11,898       $         9,039
             9/30/2001      $        13,861       $         8,309
            10/31/2001      $        13,225       $         8,467
            11/30/2001      $        11,375       $         9,117
            12/31/2001      $        11,141       $         9,197
             1/31/2002      $        11,452       $         9,063
             2/28/2002      $        11,755       $         8,888
             3/31/2002      $        10,905       $         9,222
             4/30/2002      $        12,317       $         8,663
             5/31/2002      $        12,371       $         8,599
             6/30/2002      $        14,241       $         7,987
             7/31/2002      $        15,970       $         7,364
             8/31/2002      $        15,325       $         7,412
             9/30/2002      $        18,910       $         6,607
            10/31/2002      $        15,424       $         7,188
            11/30/2002      $        13,604       $         7,611
            12/31/2002      $        15,212       $         7,164
             1/31/2003      $        15,821       $         6,977
             2/28/2003      $        16,165       $         6,872
             3/31/2003      $        15,613       $         6,939
             4/30/2003      $        13,247       $         7,510
             5/31/2003      $        11,805       $         7,906
             6/30/2003      $        11,484       $         8,007
             7/31/2003      $        11,035       $         8,148
             8/31/2003      $        10,552       $         8,307
             9/30/2003      $        10,752       $         8,219
            10/31/2003      $         9,619       $         8,684
            11/30/2003      $         9,393       $         8,760
            12/31/2003      $         8,522       $         9,219
             1/31/2004      $         8,162       $         9,389
             2/29/2004      $         7,914       $         9,519
             3/31/2004      $         8,127       $         9,375
             4/30/2004      $         8,352       $         9,228
             5/31/2004      $         8,099       $         9,355
             6/30/2004      $         7,780       $         9,537
             7/31/2004      $         8,322       $         9,221
             8/31/2004      $         8,234       $         9,259
             9/30/2004      $         8,064       $         9,359
            10/31/2004      $         7,820       $         9,502
            11/30/2004      $         7,218       $         9,886
            12/31/2004      $         6,761       $        10,223
             1/31/2005      $         7,118       $         9,973
             2/28/2005      $         6,832       $        10,183
             3/31/2005      $         7,098       $        10,003
             4/30/2005      $         7,372       $         9,813
             5/31/2005      $         6,941       $        10,126
             6/30/2005      $         6,951       $        10,140
             7/31/2005      $         6,486       $        10,517
             8/31/2005      $         6,637       $        10,421
             9/30/2005      $         6,569       $        10,505
            10/31/2005      $         6,814       $        10,330
            11/30/2005      $         6,358       $        10,721
            12/31/2005      $         6,404       $        10,725
             1/31/2006      $         6,111       $        11,009
             2/28/2006      $         6,120       $        11,039
             3/31/2006      $         6,017       $        11,176
             4/30/2006      $         5,903       $        11,326
             5/31/2006      $         6,300       $        11,000
             6/30/2006      $         6,306       $        11,015
             7/31/2006      $         6,268       $        11,083
             8/31/2006      $         6,041       $        11,347
             9/30/2006      $         5,796       $        11,639
            10/31/2006      $         5,490       $        12,018
            11/30/2006      $         5,337       $        12,247
            12/31/2006      $         5,243       $        12,419

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            INVERSE DYNAMIC
                             S&P 500 FUND
               DATE             H-CLASS            S&P 500 INDEX
            ----------      ---------------       ---------------
             5/19/2000      $        10,000       $        10,000
             5/31/2000      $         9,798       $        10,102
             6/30/2000      $         9,396       $        10,351
             7/31/2000      $         9,726       $        10,189
             8/31/2000      $         8,684       $        10,822
             9/30/2000      $         9,738       $        10,250
            10/31/2000      $         9,780       $        10,207
            11/30/2000      $        11,579       $         9,402
            12/31/2000      $        11,392       $         9,448
             1/31/2001      $        10,534       $         9,784
             2/28/2001      $        12,762       $         8,891
             3/31/2001      $        14,400       $         8,328
             4/30/2001      $        12,255       $         8,975
             5/31/2001      $        12,094       $         9,036
             6/30/2001      $        12,694       $         8,816
             7/31/2001      $        12,905       $         8,729
             8/31/2001      $        14,658       $         8,182
             9/30/2001      $        17,074       $         7,522
            10/31/2001      $        16,304       $         7,665
            11/30/2001      $        14,042       $         8,253
            12/31/2001      $        13,762       $         8,325
             1/31/2002      $        14,152       $         8,204
             2/28/2002      $        14,533       $         8,046
             3/31/2002      $        13,496       $         8,348
             4/30/2002      $        15,243       $         7,842
             5/31/2002      $        15,320       $         7,784
             6/30/2002      $        17,642       $         7,230
             7/31/2002      $        19,797       $         6,666
             8/31/2002      $        19,010       $         6,710
             9/30/2002      $        23,473       $         5,981
            10/31/2002      $        19,159       $         6,507
            11/30/2002      $        16,909       $         6,890
            12/31/2002      $        18,920       $         6,485
             1/31/2003      $        19,695       $         6,315
             2/28/2003      $        20,131       $         6,221
             3/31/2003      $        19,455       $         6,281
             4/30/2003      $        16,514       $         6,798
             5/31/2003      $        14,725       $         7,157
             6/30/2003      $        14,335       $         7,248
             7/31/2003      $        13,784       $         7,376
             8/31/2003      $        13,187       $         7,520
             9/30/2003      $        13,447       $         7,440
            10/31/2003      $        12,041       $         7,861
            11/30/2003      $        11,765       $         7,930
            12/31/2003      $        10,682       $         8,346
             1/31/2004      $        10,238       $         8,499
             2/29/2004      $         9,934       $         8,617
             3/31/2004      $        10,209       $         8,487
             4/30/2004      $        10,500       $         8,354
             5/31/2004      $        10,189       $         8,468
             6/30/2004      $         9,794       $         8,633
             7/31/2004      $        10,481       $         8,347
             8/31/2004      $        10,378       $         8,381
             9/30/2004      $        10,171       $         8,472
            10/31/2004      $         9,869       $         8,601
            11/30/2004      $         9,116       $         8,949
            12/31/2004      $         8,546       $         9,254
             1/31/2005      $         9,002       $         9,028
             2/28/2005      $         8,647       $         9,218
             3/31/2005      $         8,990       $         9,055
             4/30/2005      $         9,343       $         8,883
             5/31/2005      $         8,802       $         9,166
             6/30/2005      $         8,820       $         9,179
             7/31/2005      $         8,236       $         9,520
             8/31/2005      $         8,432       $         9,433
             9/30/2005      $         8,351       $         9,510
            10/31/2005      $         8,668       $         9,351
            11/30/2005      $         8,094       $         9,705
            12/31/2005      $         8,159       $         9,708
             1/31/2006      $         7,789       $         9,965
             2/28/2006      $         7,804       $         9,992
             3/31/2006      $         7,680       $        10,117
             4/30/2006      $         7,537       $        10,253
             5/31/2006      $         8,050       $         9,958
             6/30/2006      $         8,064       $         9,971
             7/31/2006      $         8,023       $        10,033
             8/31/2006      $         7,736       $        10,271
             9/30/2006      $         7,426       $        10,536
            10/31/2006      $         7,040       $        10,879
            11/30/2006      $         6,848       $        11,086
            12/31/2006      $         6,731       $        11,242

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
-------------------------------------------------------------------------------------------------------------------------------
                                             A-CLASS                      C-CLASS                           H-CLASS
                                            (09/01/04)                  (03/07/01)                        (05/19/00)
-------------------------------------------------------------------------------------------------------------------------------
                                         ONE        SINCE       ONE        FIVE       SINCE       ONE        FIVE       SINCE
                                         YEAR     INCEPTION     YEAR       YEAR     INCEPTION     YEAR       YEAR     INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC S&P 500 FUND           -17.46%    -16.83%     -18.12%    -13.99%     -10.50%    -17.50%    -13.33%     -5.81%
S&P 500 INDEX                           15.79%     13.33%      15.79%      6.19%       3.79%     15.79%      6.19%      1.78%
-------------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                INVERSE DYNAMIC S&P 500 FUND     S&P 500 INDEX
                                ----------------------------     -------------
Other                                                                10.2%
Financials                                                           22.2%
Information Technology                                               15.2%
Health Care                                                          12.0%
Industrials                                                          10.8%
Consumer Discretionary                                               10.5%
Energy                                                                9.8%
Consumer Staples                                                      9.3%
Futures Contracts Short Sales              -19.1%
Equity Index Swap Agreements Short Sales  -177.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                            March 7, 2001
H-Class                                                             May 19, 2000

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 9

--------------------------------------------------------------------------------

DYNAMIC OTC FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index.

INCEPTION: May 24, 2000

Most of the Nasdaq 100 Index's 7.29% gain for the year was made within the first week of 2006. The index slid about 15% starting in mid-April before rebounding in July.

The Nasdaq 100 Index has stocks mainly from technology, health care and consumer discretionary sectors. While the consumer discretionary sector returned close to 20%, the technology and health care sectors were up about 5.6% and barely positive, respectively. In general, leadership began to narrow after six years in which most of the sectors performed well.

In this past year, the Federal Reserve paused raising interest rates and the overall equity market tried to figure out what the Fed will do next. Many investors believed that the Fed had finished hiking rates and even expected a rate cut soon. Additionally, volatility, both at market level and intra sector, hit multi-year low levels.

For the year, Rydex Dynamic OTC Fund H-Class produced returns of 5.29%. It achieved a daily correlation of 99% to its benchmark of 200% of the daily price movement of the Nasdaq 100 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indicies is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              DYNAMIC OTC           NASDAQ 100
               DATE          FUND C-CLASS             INDEX*
            ----------      ---------------       ---------------
            11/20/2000      $        10,000       $        10,000
            11/30/2000      $         7,913       $         8,976
            12/31/2000      $         6,531       $         8,386
             1/31/2001      $         7,519       $         9,286
             2/28/2001      $         3,894       $         6,834
             3/31/2001      $         2,506       $         5,634
             4/30/2001      $         3,287       $         6,644
             5/31/2001      $         2,998       $         6,446
             6/30/2001      $         3,053       $         6,563
             7/31/2001      $         2,506       $         6,029
             8/31/2001      $         1,856       $         5,263
             9/30/2001      $         1,131       $         4,184
            10/31/2001      $         1,511       $         4,887
            11/30/2001      $         2,046       $         5,716
            12/31/2001      $         1,966       $         5,648
             1/31/2002      $         1,878       $         5,551
             2/28/2002      $         1,419       $         4,868
             3/31/2002      $         1,604       $         5,203
             4/30/2002      $         1,211       $         4,573
             5/31/2002      $         1,057       $         4,327
             6/30/2002      $           789       $         3,765
             7/31/2002      $           640       $         3,445
             8/31/2002      $           599       $         3,375
             9/30/2002      $           458       $         2,981
            10/31/2002      $           633       $         3,544
            11/30/2002      $           790       $         3,997
            12/31/2002      $           606       $         3,525
             1/31/2003      $           593       $         3,520
             2/28/2003      $           621       $         3,616
             3/31/2003      $           623       $         3,648
             4/30/2003      $           729       $         3,961
             5/31/2003      $           848       $         4,290
             6/30/2003      $           844       $         4,303
             7/31/2003      $           947       $         4,573
             8/31/2003      $         1,038       $         4,803
             9/30/2003      $           969       $         4,669
            10/31/2003      $         1,135       $         5,072
            11/30/2003      $         1,143       $         5,100
            12/31/2003      $         1,202       $         5,257
             1/31/2004      $         1,239       $         5,347
             2/29/2004      $         1,197       $         5,266
             3/31/2004      $         1,137       $         5,151
             4/30/2004      $         1,071       $         5,018
             5/31/2004      $         1,167       $         5,251
             6/30/2004      $         1,241       $         5,431
             7/31/2004      $         1,050       $         5,015
             8/31/2004      $           996       $         4,901
             9/30/2004      $         1,055       $         5,059
            10/31/2004      $         1,161       $         5,324
            11/30/2004      $         1,293       $         5,628
            12/31/2004      $         1,368       $         5,805
             1/31/2005      $         1,194       $         5,442
             2/28/2005      $         1,176       $         5,411
             3/31/2005      $         1,125       $         5,309
             4/30/2005      $         1,025       $         5,088
             5/31/2005      $         1,204       $         5,524
             6/30/2005      $         1,123       $         5,348
             7/31/2005      $         1,288       $         5,748
             8/31/2005      $         1,246       $         5,664
             9/30/2005      $         1,269       $         5,736
            10/31/2005      $         1,225       $         5,655
            11/30/2005      $         1,367       $         5,990
            12/31/2005      $         1,315       $         5,892
             1/31/2006      $         1,411       $         6,126
             2/28/2006      $         1,338       $         5,983
             3/31/2006      $         1,382       $         6,101
             4/30/2006      $         1,369       $         6,090
             5/31/2006      $         1,172       $         5,657
             6/30/2006      $         1,155       $         5,641
             7/31/2006      $         1,048       $         5,405
             8/31/2006      $         1,142       $         5,657
             9/30/2006      $         1,242       $         5,924
            10/31/2006      $         1,353       $         6,204
            11/30/2006      $         1,437       $         6,415
            12/31/2006      $         1,374       $         6,292

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              DYNAMIC OTC           NASDAQ 100
               DATE          FUND H-CLASS             INDEX*
            ----------      ---------------       ---------------
             5/24/2000      $        10,000       $        10,000
             5/31/2000      $        10,768       $        10,452
             6/30/2000      $        13,356       $        11,835
             7/31/2000      $        11,928       $        11,349
             8/31/2000      $        15,024       $        12,821
             9/30/2000      $        11,260       $        11,227
            10/31/2000      $         9,152       $        10,321
            11/30/2000      $         5,068       $         7,881
            12/31/2000      $         4,188       $         7,363
             1/31/2001      $         4,824       $         8,153
             2/28/2001      $         2,504       $         6,000
             3/31/2001      $         1,616       $         4,947
             4/30/2001      $         2,120       $         5,833
             5/31/2001      $         1,937       $         5,659
             6/30/2001      $         1,974       $         5,763
             7/31/2001      $         1,624       $         5,294
             8/31/2001      $         1,209       $         4,621
             9/30/2001      $           745       $         3,674
            10/31/2001      $           989       $         4,291
            11/30/2001      $         1,333       $         5,019
            12/31/2001      $         1,282       $         4,959
             1/31/2002      $         1,227       $         4,874
             2/28/2002      $           934       $         4,274
             3/31/2002      $         1,054       $         4,568
             4/30/2002      $           804       $         4,016
             5/31/2002      $           703       $         3,799
             6/30/2002      $           524       $         3,306
             7/31/2002      $           426       $         3,025
             8/31/2002      $           398       $         2,963
             9/30/2002      $           304       $         2,618
            10/31/2002      $           422       $         3,111
            11/30/2002      $           527       $         3,509
            12/31/2002      $           404       $         3,095
             1/31/2003      $           396       $         3,091
             2/28/2003      $           415       $         3,175
             3/31/2003      $           417       $         3,203
             4/30/2003      $           488       $         3,478
             5/31/2003      $           568       $         3,767
             6/30/2003      $           566       $         3,779
             7/31/2003      $           635       $         4,015
             8/31/2003      $           697       $         4,217
             9/30/2003      $           651       $         4,099
            10/31/2003      $           763       $         4,454
            11/30/2003      $           768       $         4,478
            12/31/2003      $           809       $         4,616
             1/31/2004      $           834       $         4,695
             2/29/2004      $           807       $         4,623
             3/31/2004      $           766       $         4,523
             4/30/2004      $           722       $         4,406
             5/31/2004      $           787       $         4,610
             6/30/2004      $           838       $         4,769
             7/31/2004      $           710       $         4,403
             8/31/2004      $           674       $         4,304
             9/30/2004      $           714       $         4,442
            10/31/2004      $           786       $         4,675
            11/30/2004      $           877       $         4,941
            12/31/2004      $           928       $         5,097
             1/31/2005      $           811       $         4,778
             2/28/2005      $           799       $         4,751
             3/31/2005      $           765       $         4,662
             4/30/2005      $           698       $         4,467
             5/31/2005      $           820       $         4,851
             6/30/2005      $           765       $         4,696
             7/31/2005      $           878       $         5,047
             8/31/2005      $           850       $         4,973
             9/30/2005      $           867       $         5,036
            10/31/2005      $           837       $         4,965
            11/30/2005      $           935       $         5,259
            12/31/2005      $           900       $         5,173
             1/31/2006      $           966       $         5,379
             2/28/2006      $           917       $         5,253
             3/31/2006      $           948       $         5,357
             4/30/2006      $           939       $         5,348
             5/31/2006      $           804       $         4,967
             6/30/2006      $           793       $         4,953
             7/31/2006      $           720       $         4,746
             8/31/2006      $           785       $         4,967
             9/30/2006      $           855       $         5,201
            10/31/2006      $           932       $         5,448
            11/30/2006      $           990       $         5,632
            12/31/2006      $           947       $         5,524

* Data points for the line graphs do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
-------------------------------------------------------------------------------------------------------------------------------
                                             A-CLASS                      C-CLASS                           H-CLASS
                                            (09/01/04)                  (11/20/00)                        (05/24/00)
-------------------------------------------------------------------------------------------------------------------------------
                                         ONE        SINCE       ONE        FIVE       SINCE       ONE        FIVE       SINCE
                                         YEAR     INCEPTION     YEAR       YEAR     INCEPTION     YEAR       YEAR     INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
DYNAMIC OTC FUND                        5.34%      15.04%      4.55%      -6.90%     -27.72%     5.29%      -5.88%     -30.01%
NASDAQ 100 INDEX                        7.29%      10.98%      7.29%       2.18%      -7.30%     7.29%       2.18%      -8.59%
-------------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                NASDAQ 100
                                  DYNAMIC OTC FUND                 INDEX
                                  ----------------              ----------
Other                                   6.3%                        6.9%
Information Technology                 51.1%                       62.2%
Consumer Discretionary                 14.4%                       17.3%
Health Care                            11.3%                       13.6%
Futures Contracts                      45.3%
Equity Index Swap Agreements           71.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        November 20, 2000
H-Class                                                             May 24, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Microsoft Corp.                                                             5.6%
Apple Computer, Inc.                                                        5.6%
Qualcomm, Inc.                                                              4.2%
Google, Inc. -- Class A                                                     3.5%
Cisco Systems, Inc.                                                         3.3%
Intel Corp.                                                                 2.3%
Comcast Corp. -- Class A                                                    2.2%
Starbucks Corp.                                                             2.1%
Amgen, Inc.                                                                 2.1%
Oracle Corp.                                                                2.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              33.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

INVERSE DYNAMIC OTC FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the Nasdaq 100 Index.

INCEPTION: May 23, 2000

Most of the Nasdaq 100 Index's 7.29% gain for the year was made within the first week of 2006. The index slid about 15% starting in mid-April before rebounding in July.

The Nasdaq100 Index has stocks mainly from technology, health care and consumer discretionary sectors. While the consumer discretionary sector returned close to 20%, the technology and health care sectors were up about 5.60% and barely positive, respectively. In general, leadership began to narrow after six years in which most of the sectors performed well.

In this past year, the Federal Reserve paused raising interest rates and the overall equity market tried to figure out what the Fed will do next. Many investors believed that the Fed had finished hiking rates and even expected rate cut soon. Additionally, volatility, both at market level and intra sector, hit multi-year low levels.

For the year, Rydex Inverse Dynamic OTC Fund H-Class produced returns of -8.05%. It achieved a daily correlation of 99% to its benchmark of 200% of the inverse performance of the Nasdaq 100 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            INVERSE DYNAMIC
                               OTC FUND               NASDAQ
               DATE             C-CLASS             100 INDEX*
            ----------      ---------------       ---------------
              3/8/2001      $        10,000       $        10,000
             3/31/2001      $        13,764       $         8,117
             4/30/2001      $         8,486       $         9,572
             5/31/2001      $         8,519       $         9,287
             6/30/2001      $         7,973       $         9,456
             7/31/2001      $         9,060       $         8,687
             8/31/2001      $        11,453       $         7,583
             9/30/2001      $        17,304       $         6,028
            10/31/2001      $        12,009       $         7,042
            11/30/2001      $         8,518       $         8,235
            12/31/2001      $         8,447       $         8,137
             1/31/2002      $         8,533       $         7,998
             2/28/2002      $        10,846       $         7,013
             3/31/2002      $         9,222       $         7,496
             4/30/2002      $        11,572       $         6,589
             5/31/2002      $        12,004       $         6,235
             6/30/2002      $        15,354       $         5,425
             7/31/2002      $        16,727       $         4,964
             8/31/2002      $        16,382       $         4,862
             9/30/2002      $        20,177       $         4,295
            10/31/2002      $        13,440       $         5,106
            11/30/2002      $        10,090       $         5,759
            12/31/2002      $        12,678       $         5,079
             1/31/2003      $        12,296       $         5,072
             2/28/2003      $        11,433       $         5,210
             3/31/2003      $        10,860       $         5,256
             4/30/2003      $         9,080       $         5,707
             5/31/2003      $         7,623       $         6,181
             6/30/2003      $         7,478       $         6,200
             7/31/2003      $         6,526       $         6,588
             8/31/2003      $         5,863       $         6,920
             9/30/2003      $         6,094       $         6,727
            10/31/2003      $         5,103       $         7,308
            11/30/2003      $         4,983       $         7,349
            12/31/2003      $         4,664       $         7,574
             1/31/2004      $         4,471       $         7,704
             2/29/2004      $         4,586       $         7,587
             3/31/2004      $         4,734       $         7,422
             4/30/2004      $         4,919       $         7,230
             5/31/2004      $         4,464       $         7,565
             6/30/2004      $         4,147       $         7,825
             7/31/2004      $         4,814       $         7,225
             8/31/2004      $         4,989       $         7,062
             9/30/2004      $         4,657       $         7,289
            10/31/2004      $         4,168       $         7,671
            11/30/2004      $         3,717       $         8,108
            12/31/2004      $         3,489       $         8,364
             1/31/2005      $         3,958       $         7,841
             2/28/2005      $         3,992       $         7,796
             3/31/2005      $         4,147       $         7,649
             4/30/2005      $         4,496       $         7,331
             5/31/2005      $         3,813       $         7,959
             6/30/2005      $         4,074       $         7,706
             7/31/2005      $         3,535       $         8,282
             8/31/2005      $         3,649       $         8,161
             9/30/2005      $         3,574       $         8,264
            10/31/2005      $         3,679       $         8,148
            11/30/2005      $         3,289       $         8,630
            12/31/2005      $         3,419       $         8,489
             1/31/2006      $         3,163       $         8,827
             2/28/2006      $         3,319       $         8,619
             3/31/2006      $         3,210       $         8,790
             4/30/2006      $         3,239       $         8,775
             5/31/2006      $         3,765       $         8,150
             6/30/2006      $         3,774       $         8,127
             7/31/2006      $         4,114       $         7,788
             8/31/2006      $         3,766       $         8,151
             9/30/2006      $         3,455       $         8,535
            10/31/2006      $         3,168       $         8,939
            11/30/2006      $         2,981       $         9,242
            12/31/2006      $         3,122       $         9,065

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            INVERSE DYNAMIC
                               OTC FUND               NASDAQ
               DATE             H-CLASS             100 INDEX*
            ----------      ---------------       ---------------
             5/23/2000      $        10,000       $        10,000
             5/31/2000      $         7,892       $        10,994
             6/30/2000      $         5,794       $        12,449
             7/31/2000      $         6,046       $        11,938
             8/31/2000      $         4,696       $        13,487
             9/30/2000      $         5,952       $        11,810
            10/31/2000      $         6,440       $        10,856
            11/30/2000      $        10,300       $         8,290
            12/31/2000      $        10,392       $         7,745
             1/31/2001      $         6,942       $         8,576
             2/28/2001      $        12,192       $         6,312
             3/31/2001      $        16,043       $         5,204
             4/30/2001      $         9,897       $         6,136
             5/31/2001      $         9,942       $         5,953
             6/30/2001      $         9,311       $         6,062
             7/31/2001      $        10,584       $         5,569
             8/31/2001      $        13,376       $         4,861
             9/30/2001      $        20,203       $         3,864
            10/31/2001      $        14,007       $         4,514
            11/30/2001      $         9,948       $         5,279
            12/31/2001      $         9,873       $         5,216
             1/31/2002      $         9,980       $         5,127
             2/28/2002      $        12,681       $         4,496
             3/31/2002      $        10,792       $         4,805
             4/30/2002      $        13,540       $         4,224
             5/31/2002      $        14,051       $         3,997
             6/30/2002      $        17,989       $         3,478
             7/31/2002      $        19,611       $         3,182
             8/31/2002      $        19,217       $         3,117
             9/30/2002      $        23,678       $         2,754
            10/31/2002      $        15,784       $         3,273
            11/30/2002      $        11,857       $         3,692
            12/31/2002      $        14,900       $         3,256
             1/31/2003      $        14,462       $         3,251
             2/28/2003      $        13,454       $         3,340
             3/31/2003      $        12,789       $         3,369
             4/30/2003      $        10,697       $         3,658
             5/31/2003      $         8,987       $         3,962
             6/30/2003      $         8,823       $         3,975
             7/31/2003      $         7,705       $         4,223
             8/31/2003      $         6,928       $         4,436
             9/30/2003      $         7,206       $         4,312
            10/31/2003      $         6,038       $         4,685
            11/30/2003      $         5,901       $         4,711
            12/31/2003      $         5,525       $         4,855
             1/31/2004      $         5,303       $         4,938
             2/29/2004      $         5,440       $         4,863
             3/31/2004      $         5,621       $         4,758
             4/30/2004      $         5,845       $         4,635
             5/31/2004      $         5,307       $         4,850
             6/30/2004      $         4,931       $         5,016
             7/31/2004      $         5,729       $         4,632
             8/31/2004      $         5,941       $         4,527
             9/30/2004      $         5,550       $         4,673
            10/31/2004      $         4,972       $         4,917
            11/30/2004      $         4,436       $         5,198
            12/31/2004      $         4,166       $         5,362
             1/31/2005      $         4,731       $         5,026
             2/28/2005      $         4,773       $         4,998
             3/31/2005      $         4,960       $         4,903
             4/30/2005      $         5,382       $         4,699
             5/31/2005      $         4,567       $         5,102
             6/30/2005      $         4,883       $         4,940
             7/31/2005      $         4,239       $         5,309
             8/31/2005      $         4,378       $         5,232
             9/30/2005      $         4,291       $         5,298
            10/31/2005      $         4,422       $         5,223
            11/30/2005      $         3,954       $         5,532
            12/31/2005      $         4,114       $         5,442
             1/31/2006      $         3,807       $         5,658
             2/28/2006      $         4,000       $         5,525
             3/31/2006      $         3,868       $         5,635
             4/30/2006      $         3,904       $         5,625
             5/31/2006      $         4,542       $         5,224
             6/30/2006      $         4,557       $         5,210
             7/31/2006      $         4,969       $         4,992
             8/31/2006      $         4,552       $         5,225
             9/30/2006      $         4,180       $         5,471
            10/31/2006      $         3,837       $         5,730
            11/30/2006      $         3,610       $         5,925
            12/31/2006      $         3,783       $         5,811

* Data points for the line graphs do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
-------------------------------------------------------------------------------------------------------------------------------
                                             A-CLASS                      C-CLASS                           H-CLASS
                                            (09/01/04)                  (03/08/01)                        (05/23/00)
-------------------------------------------------------------------------------------------------------------------------------
                                         ONE        SINCE       ONE        FIVE       SINCE       ONE        FIVE       SINCE
                                         YEAR     INCEPTION     YEAR       YEAR     INCEPTION     YEAR       YEAR     INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC OTC FUND                -8.04%     -17.09%     -8.69%    -18.05%     -18.14%     -8.05%    -17.46%     -13.68%
NASDAQ 100 INDEX                         7.29%      10.98%      7.29%      2.18%      -1.67%      7.29%      2.18%      -7.89%
-------------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                NASDAQ 100
                                INVERSE DYNAMIC OTC FUND          INDEX
                                ------------------------        ----------
Other                                                               6.9%
Information Technology                                             62.2%
Consumer Discretionary                                             17.3%
Health Care                                                        13.6%
Futures Contracts Short Sales              -26.6%
Equity Index Swap Agreements Short Sales  -174.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                            March 8, 2001
H-Class                                                             May 23, 2000

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 11

--------------------------------------------------------------------------------

DYNAMIC DOW FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

INCEPTION: February 20, 2004

Large-cap stocks staged a strong rally in the second half of 2006 and the Dow Jones Industrial Average Index rose by 19.05%. The Dow broke through its record high at the beginning of October and continued to rise, with the index finishing the year just shy of 12,500. General Motors, AT&T and Hewlett-Packard were the best performing stocks in the Dow. Intel was the only stock in the Dow with negative returns during the year.

For the year, Rydex Dynamic Dow Fund H-Class produced returns of 30.28%. It achieved a daily correlation of 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                     DOW JONES
                              DYNAMIC DOW           INDUSTRIAL
               DATE           FUND C-CLASS         AVERAGE INDEX
            ----------      ---------------       ---------------
             2/20/2004      $        10,000       $        10,000
             2/21/2004      $        10,000       $        10,000
             2/22/2004      $        10,000       $        10,000
             2/23/2004      $         9,956       $         9,991
             2/24/2004      $         9,884       $         9,950
             2/25/2004      $         9,948       $         9,984
             2/26/2004      $         9,908       $         9,965
             2/27/2004      $         9,916       $         9,968
             2/28/2004      $         9,916       $         9,968
             2/29/2004      $         9,916       $         9,968
              3/1/2004      $        10,080       $        10,057
              3/2/2004      $         9,920       $         9,975
              3/3/2004      $         9,920       $         9,980
              3/4/2004      $         9,904       $         9,975
              3/5/2004      $         9,916       $         9,982
              3/6/2004      $         9,916       $         9,982
              3/7/2004      $         9,916       $         9,982
              3/8/2004      $         9,792       $         9,920
              3/9/2004      $         9,652       $         9,852
             3/10/2004      $         9,352       $         9,701
             3/11/2004      $         9,068       $         9,549
             3/12/2004      $         9,260       $         9,654
             3/13/2004      $         9,260       $         9,654
             3/14/2004      $         9,260       $         9,654
             3/15/2004      $         9,012       $         9,525
             3/16/2004      $         9,156       $         9,602
             3/17/2004      $         9,360       $         9,712
             3/18/2004      $         9,352       $         9,708
             3/19/2004      $         9,152       $         9,605
             3/20/2004      $         9,152       $         9,605
             3/21/2004      $         9,152       $         9,605
             3/22/2004      $         8,932       $         9,490
             3/23/2004      $         8,932       $         9,489
             3/24/2004      $         8,900       $         9,474
             3/25/2004      $         9,196       $         9,635
             3/26/2004      $         9,192       $         9,630
             3/27/2004      $         9,192       $         9,630
             3/28/2004      $         9,192       $         9,630
             3/29/2004      $         9,392       $         9,742
             3/30/2004      $         9,492       $         9,791
             3/31/2004      $         9,444       $         9,769
              4/1/2004      $         9,480       $         9,783
              4/2/2004      $         9,656       $         9,878
              4/3/2004      $         9,656       $         9,878
              4/4/2004      $         9,656       $         9,878
              4/5/2004      $         9,816       $         9,960
              4/6/2004      $         9,840       $         9,974
              4/7/2004      $         9,676       $         9,889
              4/8/2004      $         9,592       $         9,853
              4/9/2004      $         9,592       $         9,853
             4/10/2004      $         9,592       $         9,853
             4/11/2004      $         9,592       $         9,853
             4/12/2004      $         9,728       $         9,922
             4/13/2004      $         9,476       $         9,795
             4/14/2004      $         9,472       $         9,792
             4/15/2004      $         9,500       $         9,811
             4/16/2004      $         9,596       $         9,862
             4/17/2004      $         9,596       $         9,862
             4/18/2004      $         9,596       $         9,862
             4/19/2004      $         9,572       $         9,849
             4/20/2004      $         9,340       $         9,732
             4/21/2004      $         9,352       $         9,738
             4/22/2004      $         9,624       $         9,877
             4/23/2004      $         9,624       $         9,888
             4/24/2004      $         9,624       $         9,888
             4/25/2004      $         9,624       $         9,888
             4/26/2004      $         9,580       $         9,861
             4/27/2004      $         9,656       $         9,893
             4/28/2004      $         9,380       $         9,765
             4/29/2004      $         9,264       $         9,701
             4/30/2004      $         9,172       $         9,657
              5/1/2004      $         9,172       $         9,657
              5/2/2004      $         9,172       $         9,657
              5/3/2004      $         9,324       $         9,740
              5/4/2004      $         9,328       $         9,743
              5/5/2004      $         9,320       $         9,738
              5/6/2004      $         9,196       $         9,674
              5/7/2004      $         8,976       $         9,557
              5/8/2004      $         8,976       $         9,557
              5/9/2004      $         8,976       $         9,557
             5/10/2004      $         8,748       $         9,437
             5/11/2004      $         8,804       $         9,467
             5/12/2004      $         8,860       $         9,498
             5/13/2004      $         8,800       $         9,465
             5/14/2004      $         8,804       $         9,469
             5/15/2004      $         8,804       $         9,469
             5/16/2004      $         8,804       $         9,469
             5/17/2004      $         8,612       $         9,369
             5/18/2004      $         8,728       $         9,428
             5/19/2004      $         8,684       $         9,406
             5/20/2004      $         8,684       $         9,406
             5/21/2004      $         8,732       $         9,434
             5/22/2004      $         8,732       $         9,434
             5/23/2004      $         8,732       $         9,434
             5/24/2004      $         8,716       $         9,426
             5/25/2004      $         8,992       $         9,576
             5/26/2004      $         8,980       $         9,569
             5/27/2004      $         9,140       $         9,659
             5/28/2004      $         9,108       $         9,644
             5/29/2004      $         9,108       $         9,644
             5/30/2004      $         9,108       $         9,644
             5/31/2004      $         9,108       $         9,644
              6/1/2004      $         9,132       $         9,657
              6/2/2004      $         9,244       $         9,717
              6/3/2004      $         9,120       $         9,654
              6/4/2004      $         9,204       $         9,698
              6/5/2004      $         9,204       $         9,698
              6/6/2004      $         9,204       $         9,698
              6/7/2004      $         9,464       $         9,838
              6/8/2004      $         9,540       $         9,878
              6/9/2004      $         9,424       $         9,817
             6/10/2004      $         9,496       $         9,857
             6/11/2004      $         9,496       $         9,857
             6/12/2004      $         9,496       $         9,857
             6/13/2004      $         9,496       $         9,857
             6/14/2004      $         9,372       $         9,792
             6/15/2004      $         9,456       $         9,836
             6/16/2004      $         9,452       $         9,835
             6/17/2004      $         9,444       $         9,833
             6/18/2004      $         9,504       $         9,870
             6/19/2004      $         9,504       $         9,870
             6/20/2004      $         9,504       $         9,870
             6/21/2004      $         9,432       $         9,827
             6/22/2004      $         9,472       $         9,849
             6/23/2004      $         9,624       $         9,929
             6/24/2004      $         9,560       $         9,897
             6/25/2004      $         9,428       $         9,829
             6/26/2004      $         9,428       $         9,829
             6/27/2004      $         9,428       $         9,829
             6/28/2004      $         9,400       $         9,815
             6/29/2004      $         9,504       $         9,868
             6/30/2004      $         9,544       $         9,890
              7/1/2004      $         9,360       $         9,796
              7/2/2004      $         9,260       $         9,747
              7/3/2004      $         9,260       $         9,747
              7/4/2004      $         9,260       $         9,747
              7/5/2004      $         9,260       $         9,747
              7/6/2004      $         9,148       $         9,687
              7/7/2004      $         9,192       $         9,712
              7/8/2004      $         9,068       $         9,647
              7/9/2004      $         9,140       $         9,686
             7/10/2004      $         9,140       $         9,686
             7/11/2004      $         9,140       $         9,686
             7/12/2004      $         9,184       $         9,710
             7/13/2004      $         9,200       $         9,719
             7/14/2004      $         9,124       $         9,682
             7/15/2004      $         9,048       $         9,639
             7/16/2004      $         9,008       $         9,620
             7/17/2004      $         9,008       $         9,620
             7/18/2004      $         9,008       $         9,620
             7/19/2004      $         8,924       $         9,576
             7/20/2004      $         9,020       $         9,628
             7/21/2004      $         8,840       $         9,532
             7/22/2004      $         8,848       $         9,536
             7/23/2004      $         8,688       $         9,453
             7/24/2004      $         8,688       $         9,453
             7/25/2004      $         8,688       $         9,453
             7/26/2004      $         8,692       $         9,453
             7/27/2004      $         8,900       $         9,569
             7/28/2004      $         8,956       $         9,600
             7/29/2004      $         8,984       $         9,614
             7/30/2004      $         8,996       $         9,624
             7/31/2004      $         8,996       $         9,624
              8/1/2004      $         8,996       $         9,624
              8/2/2004      $         9,064       $         9,662
              8/3/2004      $         8,960       $         9,606
              8/4/2004      $         8,972       $         9,613
              8/5/2004      $         8,680       $         9,458
              8/6/2004      $         8,424       $         9,319
              8/7/2004      $         8,424       $         9,319
              8/8/2004      $         8,424       $         9,319
              8/9/2004      $         8,424       $         9,318
             8/10/2004      $         8,644       $         9,442
             8/11/2004      $         8,656       $         9,446
             8/12/2004      $         8,440       $         9,328
             8/13/2004      $         8,464       $         9,341
             8/14/2004      $         8,464       $         9,341
             8/15/2004      $         8,464       $         9,341
             8/16/2004      $         8,676       $         9,463
             8/17/2004      $         8,720       $         9,481
             8/18/2004      $         8,908       $         9,593
             8/19/2004      $         8,828       $         9,553
             8/20/2004      $         8,952       $         9,619
             8/21/2004      $         8,952       $         9,619
             8/22/2004      $         8,952       $         9,619
             8/23/2004      $         8,888       $         9,584
             8/24/2004      $         8,924       $         9,608
             8/25/2004      $         9,076       $         9,687
             8/26/2004      $         9,052       $         9,679
             8/27/2004      $         9,092       $         9,700
             8/28/2004      $         9,092       $         9,700
             8/29/2004      $         9,092       $         9,700
             8/30/2004      $         8,968       $         9,631
             8/31/2004      $         9,028       $         9,680
              9/1/2004      $         9,052       $         9,678
              9/2/2004      $         9,272       $         9,794
              9/3/2004      $         9,216       $         9,766
              9/4/2004      $         9,216       $         9,766
              9/5/2004      $         9,216       $         9,766
              9/6/2004      $         9,216       $         9,766
              9/7/2004      $         9,356       $         9,844
              9/8/2004      $         9,300       $         9,816
              9/9/2004      $         9,256       $         9,793
             9/10/2004      $         9,296       $         9,816
             9/11/2004      $         9,296       $         9,816
             9/12/2004      $         9,296       $         9,816
             9/13/2004      $         9,308       $         9,825
             9/14/2004      $         9,316       $         9,828
             9/15/2004      $         9,152       $         9,746
             9/16/2004      $         9,176       $         9,758
             9/17/2004      $         9,244       $         9,796
             9/18/2004      $         9,244       $         9,796
             9/19/2004      $         9,244       $         9,796
             9/20/2004      $         9,096       $         9,720
             9/21/2004      $         9,168       $         9,759
             9/22/2004      $         8,920       $         9,629
             9/23/2004      $         8,800       $         9,564
             9/24/2004      $         8,812       $         9,572
             9/25/2004      $         8,812       $         9,572
             9/26/2004      $         8,812       $         9,572
             9/27/2004      $         8,708       $         9,516
             9/28/2004      $         8,860       $         9,600
             9/29/2004      $         8,956       $         9,656
             9/30/2004      $         8,856       $         9,603
             10/1/2004      $         9,052       $         9,710
             10/2/2004      $         9,052       $         9,710
             10/3/2004      $         9,052       $         9,710
             10/4/2004      $         9,096       $         9,735
             10/5/2004      $         9,028       $         9,698
             10/6/2004      $         9,144       $         9,763
             10/7/2004      $         8,940       $         9,654
             10/8/2004      $         8,812       $         9,587
             10/9/2004      $         8,812       $         9,587
            10/10/2004      $         8,812       $         9,587
            10/11/2004      $         8,864       $         9,613
            10/12/2004      $         8,848       $         9,608
            10/13/2004      $         8,704       $         9,537
            10/14/2004      $         8,520       $         9,434
            10/15/2004      $         8,576       $         9,471
            10/16/2004      $         8,576       $         9,471
            10/17/2004      $         8,576       $         9,471
            10/18/2004      $         8,616       $         9,493
            10/19/2004      $         8,512       $         9,437
            10/20/2004      $         8,496       $         9,429
            10/21/2004      $         8,460       $         9,411
            10/22/2004      $         8,276       $         9,308
            10/23/2004      $         8,276       $         9,308
            10/24/2004      $         8,276       $         9,308
            10/25/2004      $         8,260       $         9,301
            10/26/2004      $         8,492       $         9,433
            10/27/2004      $         8,688       $         9,541
            10/28/2004      $         8,700       $         9,547
            10/29/2004      $         8,736       $         9,568
            10/30/2004      $         8,736       $         9,568
            10/31/2004      $         8,736       $         9,568
             11/1/2004      $         8,780       $         9,594
             11/2/2004      $         8,744       $         9,576
             11/3/2004      $         8,924       $         9,674
             11/4/2004      $         9,236       $         9,848
             11/5/2004      $         9,364       $         9,917
             11/6/2004      $         9,364       $         9,917
             11/7/2004      $         9,364       $         9,917
             11/8/2004      $         9,380       $         9,922
             11/9/2004      $         9,380       $         9,922
            11/10/2004      $         9,392       $         9,927
            11/11/2004      $         9,544       $        10,008
            11/12/2004      $         9,660       $        10,076
            11/13/2004      $         9,660       $        10,076
            11/14/2004      $         9,660       $        10,076
            11/15/2004      $         9,684       $        10,087
            11/16/2004      $         9,568       $        10,027
            11/17/2004      $         9,692       $        10,093
            11/18/2004      $         9,736       $        10,115
            11/19/2004      $         9,520       $        10,004
            11/20/2004      $         9,520       $        10,004
            11/21/2004      $         9,520       $        10,004
            11/22/2004      $         9,576       $        10,035
            11/23/2004      $         9,580       $        10,038
            11/24/2004      $         9,628       $        10,065
            11/25/2004      $         9,628       $        10,065
            11/26/2004      $         9,628       $        10,067
            11/27/2004      $         9,628       $        10,067
            11/28/2004      $         9,628       $        10,067
            11/29/2004      $         9,544       $        10,024
            11/30/2004      $         9,460       $         9,979
             12/1/2004      $         9,756       $        10,137
             12/2/2004      $         9,748       $        10,133
             12/3/2004      $         9,756       $        10,139
             12/4/2004      $         9,756       $        10,139
             12/5/2004      $         9,756       $        10,139
             12/6/2004      $         9,672       $        10,096
             12/7/2004      $         9,476       $         9,994
             12/8/2004      $         9,576       $        10,047
             12/9/2004      $         9,680       $        10,103
            12/10/2004      $         9,660       $        10,094
            12/11/2004      $         9,660       $        10,094
            12/12/2004      $         9,660       $        10,094
            12/13/2004      $         9,836       $        10,186
            12/14/2004      $         9,908       $        10,222
            12/15/2004      $         9,932       $        10,238
            12/16/2004      $         9,956       $        10,251
            12/17/2004      $         9,852       $        10,198
            12/18/2004      $         9,852       $        10,198
            12/19/2004      $         9,852       $        10,198
            12/20/2004      $         9,868       $        10,209
            12/21/2004      $        10,044       $        10,303
            12/22/2004      $        10,164       $        10,364
            12/23/2004      $        10,184       $        10,374
            12/24/2004      $        10,184       $        10,374
            12/25/2004      $        10,184       $        10,374
            12/26/2004      $        10,184       $        10,374
            12/27/2004      $        10,084       $        10,325
            12/28/2004      $        10,228       $        10,401
            12/29/2004      $        10,176       $        10,376
            12/30/2004      $        10,128       $        10,349
            12/31/2004      $        10,088       $        10,332
              1/1/2005      $        10,088       $        10,332
              1/2/2005      $        10,088       $        10,332
              1/3/2005      $         9,984       $        10,281
              1/4/2005      $         9,800       $        10,189
              1/5/2005      $         9,744       $        10,158
              1/6/2005      $         9,796       $        10,187
              1/7/2005      $         9,756       $        10,169
              1/8/2005      $         9,756       $        10,169
              1/9/2005      $         9,756       $        10,169
             1/10/2005      $         9,784       $        10,185
             1/11/2005      $         9,668       $        10,123
             1/12/2005      $         9,776       $        10,182
             1/13/2005      $         9,568       $        10,075
             1/14/2005      $         9,656       $        10,125
             1/15/2005      $         9,656       $        10,125
             1/16/2005      $         9,656       $        10,125
             1/17/2005      $         9,656       $        10,125
             1/18/2005      $         9,788       $        10,195
             1/19/2005      $         9,624       $        10,112
             1/20/2005      $         9,500       $        10,046
             1/21/2005      $         9,356       $         9,971
             1/22/2005      $         9,356       $         9,971
             1/23/2005      $         9,356       $         9,971
             1/24/2005      $         9,316       $         9,948
             1/25/2005      $         9,480       $        10,037
             1/26/2005      $         9,544       $        10,072
             1/27/2005      $         9,488       $        10,042
             1/28/2005      $         9,408       $        10,004
             1/29/2005      $         9,408       $        10,004
             1/30/2005      $         9,408       $        10,004
             1/31/2005      $         9,516       $        10,064
              2/1/2005      $         9,628       $        10,124
              2/2/2005      $         9,712       $        10,168
              2/3/2005      $         9,712       $        10,168
              2/4/2005      $         9,932       $        10,286
              2/5/2005      $         9,932       $        10,286
              2/6/2005      $         9,932       $        10,286
              2/7/2005      $         9,932       $        10,285
              2/8/2005      $         9,956       $        10,297
              2/9/2005      $         9,852       $        10,246
             2/10/2005      $        10,012       $        10,328
             2/11/2005      $        10,104       $        10,377
             2/12/2005      $        10,104       $        10,377
             2/13/2005      $        10,104       $        10,377
             2/14/2005      $        10,092       $        10,372
             2/15/2005      $        10,172       $        10,417
             2/16/2005      $        10,172       $        10,420
             2/17/2005      $        10,024       $        10,342
             2/18/2005      $        10,076       $        10,372
             2/19/2005      $        10,076       $        10,372
             2/20/2005      $        10,076       $        10,372
             2/21/2005      $        10,076       $        10,372
             2/22/2005      $         9,748       $        10,204
             2/23/2005      $         9,868       $        10,268
             2/24/2005      $        10,008       $        10,341
             2/25/2005      $        10,176       $        10,431
             2/26/2005      $        10,176       $        10,431
             2/27/2005      $        10,176       $        10,431
             2/28/2005      $        10,032       $        10,358
              3/1/2005      $        10,152       $        10,419
              3/2/2005      $        10,120       $        10,406
              3/3/2005      $        10,156       $        10,426
              3/4/2005      $        10,356       $        10,529
              3/5/2005      $        10,356       $        10,529
              3/6/2005      $        10,356       $        10,529
              3/7/2005      $        10,344       $        10,526
              3/8/2005      $        10,296       $        10,503
              3/9/2005      $        10,096       $        10,400
             3/10/2005      $        10,176       $        10,444
             3/11/2005      $        10,048       $        10,377
             3/12/2005      $        10,048       $        10,377
             3/13/2005      $        10,048       $        10,377
             3/14/2005      $        10,100       $        10,407
             3/15/2005      $         9,992       $        10,350
             3/16/2005      $         9,776       $        10,243
             3/17/2005      $         9,760       $        10,236
             3/18/2005      $         9,760       $        10,240
             3/19/2005      $         9,760       $        10,240
             3/20/2005      $         9,760       $        10,240
             3/21/2005      $         9,640       $        10,178
             3/22/2005      $         9,468       $        10,086
             3/23/2005      $         9,436       $        10,072
             3/24/2005      $         9,412       $        10,060
             3/25/2005      $         9,412       $        10,060
             3/26/2005      $         9,412       $        10,060
             3/27/2005      $         9,412       $        10,060
             3/28/2005      $         9,488       $        10,101
             3/29/2005      $         9,336       $        10,024
             3/30/2005      $         9,580       $        10,155
             3/31/2005      $         9,504       $        10,119
              4/1/2005      $         9,320       $        10,023
              4/2/2005      $         9,320       $        10,023
              4/3/2005      $         9,320       $        10,023
              4/4/2005      $         9,356       $        10,042
              4/5/2005      $         9,424       $        10,078
              4/6/2005      $         9,480       $        10,110
              4/7/2005      $         9,588       $        10,168
              4/8/2005      $         9,428       $        10,086
              4/9/2005      $         9,428       $        10,086
             4/10/2005      $         9,428       $        10,086
             4/11/2005      $         9,404       $        10,074
             4/12/2005      $         9,508       $        10,131
             4/13/2005      $         9,316       $        10,031
             4/14/2005      $         9,088       $         9,910
             4/15/2005      $         8,744       $         9,725
             4/16/2005      $         8,744       $         9,725
             4/17/2005      $         8,744       $         9,725
             4/18/2005      $         8,716       $         9,710
             4/19/2005      $         8,812       $         9,764
             4/20/2005      $         8,608       $         9,655
             4/21/2005      $         8,968       $         9,857
             4/22/2005      $         8,860       $         9,798
             4/23/2005      $         8,860       $         9,798
             4/24/2005      $         8,860       $         9,798
             4/25/2005      $         9,004       $         9,880
             4/26/2005      $         8,840       $         9,792
             4/27/2005      $         8,920       $         9,838
             4/28/2005      $         8,700       $         9,717
             4/29/2005      $         8,904       $         9,835
             4/30/2005      $         8,904       $         9,835
              5/1/2005      $         8,904       $         9,835
              5/2/2005      $         9,012       $         9,892
              5/3/2005      $         9,020       $         9,897
              5/4/2005      $         9,240       $        10,022
              5/5/2005      $         9,164       $         9,979
              5/6/2005      $         9,168       $         9,985
              5/7/2005      $         9,168       $         9,985
              5/8/2005      $         9,168       $         9,985
              5/9/2005      $         9,236       $        10,023
             5/10/2005      $         9,048       $         9,923
             5/11/2005      $         9,092       $         9,950
             5/12/2005      $         8,900       $         9,843
             5/13/2005      $         8,812       $         9,797
             5/14/2005      $         8,812       $         9,797
             5/15/2005      $         8,812       $         9,797
             5/16/2005      $         9,004       $         9,906
             5/17/2005      $         9,148       $         9,987
             5/18/2005      $         9,396       $        10,124
             5/19/2005      $         9,448       $        10,152
             5/20/2005      $         9,408       $        10,131
             5/21/2005      $         9,408       $        10,131
             5/22/2005      $         9,408       $        10,131
             5/23/2005      $         9,496       $        10,181
             5/24/2005      $         9,460       $        10,162
             5/25/2005      $         9,376       $        10,117
             5/26/2005      $         9,516       $        10,195
             5/27/2005      $         9,524       $        10,199
             5/28/2005      $         9,524       $        10,199
             5/29/2005      $         9,524       $        10,199
             5/30/2005      $         9,524       $        10,199
             5/31/2005      $         9,384       $        10,127
              6/1/2005      $         9,532       $        10,210
              6/2/2005      $         9,540       $        10,214
              6/3/2005      $         9,368       $        10,124
              6/4/2005      $         9,368       $        10,124
              6/5/2005      $         9,368       $        10,124
              6/6/2005      $         9,376       $        10,130
              6/7/2005      $         9,408       $        10,146
              6/8/2005      $         9,392       $        10,140
              6/9/2005      $         9,436       $        10,165
             6/10/2005      $         9,452       $        10,175
             6/11/2005      $         9,452       $        10,175
             6/12/2005      $         9,452       $        10,175
             6/13/2005      $         9,480       $        10,192
             6/14/2005      $         9,524       $        10,217
             6/15/2005      $         9,556       $        10,235
             6/16/2005      $         9,576       $        10,247
             6/17/2005      $         9,652       $        10,290
             6/18/2005      $         9,652       $        10,290
             6/19/2005      $         9,652       $        10,290
             6/20/2005      $         9,624       $        10,276
             6/21/2005      $         9,608       $        10,267
             6/22/2005      $         9,588       $        10,256
             6/23/2005      $         9,284       $        10,096
             6/24/2005      $         9,060       $         9,976
             6/25/2005      $         9,060       $         9,976
             6/26/2005      $         9,060       $         9,976
             6/27/2005      $         9,048       $         9,970
             6/28/2005      $         9,244       $        10,081
             6/29/2005      $         9,188       $        10,052
             6/30/2005      $         9,008       $         9,955
              7/1/2005      $         9,064       $         9,985
              7/2/2005      $         9,064       $         9,985
              7/3/2005      $         9,064       $         9,985
              7/4/2005      $         9,064       $         9,985
              7/5/2005      $         9,180       $        10,052
              7/6/2005      $         9,008       $         9,959
              7/7/2005      $         9,060       $         9,990
              7/8/2005      $         9,316       $        10,132
              7/9/2005      $         9,316       $        10,132
             7/10/2005      $         9,316       $        10,132
             7/11/2005      $         9,440       $        10,200
             7/12/2005      $         9,428       $        10,195
             7/13/2005      $         9,500       $        10,237
             7/14/2005      $         9,632       $        10,306
             7/15/2005      $         9,652       $        10,318
             7/16/2005      $         9,652       $        10,318
             7/17/2005      $         9,652       $        10,318
             7/18/2005      $         9,532       $        10,254
             7/19/2005      $         9,656       $        10,323
             7/20/2005      $         9,736       $        10,369
             7/21/2005      $         9,624       $        10,309
             7/22/2005      $         9,664       $        10,332
             7/23/2005      $         9,664       $        10,332
             7/24/2005      $         9,664       $        10,332
             7/25/2005      $         9,564       $        10,279
             7/26/2005      $         9,532       $        10,263
             7/27/2005      $         9,636       $        10,318
             7/28/2005      $         9,760       $        10,388
             7/29/2005      $         9,644       $        10,325
             7/30/2005      $         9,644       $        10,325
             7/31/2005      $         9,644       $        10,325
              8/1/2005      $         9,604       $        10,308
              8/2/2005      $         9,712       $        10,367
              8/3/2005      $         9,736       $        10,382
              8/4/2005      $         9,576       $        10,297
              8/5/2005      $         9,480       $        10,247
              8/6/2005      $         9,480       $        10,247
              8/7/2005      $         9,480       $        10,247
              8/8/2005      $         9,440       $        10,228
              8/9/2005      $         9,584       $        10,304
             8/10/2005      $         9,560       $        10,293
             8/11/2005      $         9,724       $        10,385
             8/12/2005      $         9,568       $        10,302
             8/13/2005      $         9,568       $        10,302
             8/14/2005      $         9,568       $        10,302
             8/15/2005      $         9,632       $        10,335
             8/16/2005      $         9,408       $        10,218
             8/17/2005      $         9,484       $        10,262
             8/18/2005      $         9,492       $        10,266
             8/19/2005      $         9,504       $        10,273
             8/20/2005      $         9,504       $        10,273
             8/21/2005      $         9,504       $        10,273
             8/22/2005      $         9,520       $        10,283
             8/23/2005      $         9,420       $        10,234
             8/24/2005      $         9,268       $        10,152
             8/25/2005      $         9,288       $        10,167
             8/26/2005      $         9,196       $        10,115
             8/27/2005      $         9,196       $        10,115
             8/28/2005      $         9,196       $        10,115
             8/29/2005      $         9,312       $        10,179
             8/30/2005      $         9,224       $        10,131
             8/31/2005      $         9,348       $        10,202
              9/1/2005      $         9,308       $        10,181
              9/2/2005      $         9,280       $        10,169
              9/3/2005      $         9,280       $        10,169
              9/4/2005      $         9,280       $        10,169
              9/5/2005      $         9,280       $        10,169
              9/6/2005      $         9,528       $        10,307
              9/7/2005      $         9,604       $        10,350
              9/8/2005      $         9,532       $        10,313
              9/9/2005      $         9,676       $        10,394
             9/10/2005      $         9,676       $        10,394
             9/11/2005      $         9,676       $        10,394
             9/12/2005      $         9,684       $        10,399
             9/13/2005      $         9,544       $        10,324
             9/14/2005      $         9,444       $        10,273
             9/15/2005      $         9,468       $        10,286
             9/16/2005      $         9,612       $        10,367
             9/17/2005      $         9,612       $        10,367
             9/18/2005      $         9,612       $        10,367
             9/19/2005      $         9,456       $        10,285
             9/20/2005      $         9,320       $        10,211
             9/21/2005      $         9,132       $        10,110
             9/22/2005      $         9,212       $        10,155
             9/23/2005      $         9,204       $        10,152
             9/24/2005      $         9,204       $        10,152
             9/25/2005      $         9,204       $        10,152
             9/26/2005      $         9,248       $        10,176
             9/27/2005      $         9,264       $        10,188
             9/28/2005      $         9,292       $        10,204
             9/29/2005      $         9,432       $        10,282
             9/30/2005      $         9,456       $        10,297
             10/1/2005      $         9,456       $        10,297
             10/2/2005      $         9,456       $        10,297
             10/3/2005      $         9,396       $        10,265
             10/4/2005      $         9,224       $        10,176
             10/5/2005      $         9,016       $        10,062
             10/6/2005      $         8,956       $        10,032
             10/7/2005      $         8,964       $        10,037
             10/8/2005      $         8,964       $        10,037
             10/9/2005      $         8,964       $        10,037
            10/10/2005      $         8,868       $         9,985
            10/11/2005      $         8,892       $         9,999
            10/12/2005      $         8,824       $         9,964
            10/13/2005      $         8,824       $         9,963
            10/14/2005      $         8,944       $        10,032
            10/15/2005      $         8,944       $        10,032
            10/16/2005      $         8,944       $        10,032
            10/17/2005      $         9,048       $        10,092
            10/18/2005      $         8,940       $        10,030
            10/19/2005      $         9,156       $        10,158
            10/20/2005      $         8,920       $        10,030
            10/21/2005      $         8,812       $         9,966
            10/22/2005      $         8,812       $         9,966
            10/23/2005      $         8,812       $         9,966
            10/24/2005      $         9,104       $        10,132
            10/25/2005      $         9,092       $        10,125
            10/26/2005      $         9,028       $        10,093
            10/27/2005      $         8,828       $         9,981
            10/28/2005      $         9,120       $        10,149
            10/29/2005      $         9,120       $        10,149
            10/30/2005      $         9,120       $        10,149
            10/31/2005      $         9,184       $        10,186
             11/1/2005      $         9,116       $        10,153
             11/2/2005      $         9,232       $        10,219
             11/3/2005      $         9,324       $        10,271
             11/4/2005      $         9,336       $        10,279
             11/5/2005      $         9,336       $        10,279
             11/6/2005      $         9,336       $        10,279
             11/7/2005      $         9,428       $        10,333
             11/8/2005      $         9,368       $        10,299
             11/9/2005      $         9,376       $        10,305
            11/10/2005      $         9,556       $        10,405
            11/11/2005      $         9,632       $        10,450
            11/12/2005      $         9,632       $        10,450
            11/13/2005      $         9,632       $        10,450
            11/14/2005      $         9,652       $        10,461
            11/15/2005      $         9,632       $        10,451
            11/16/2005      $         9,616       $        10,443
            11/17/2005      $         9,692       $        10,488
            11/18/2005      $         9,776       $        10,535
            11/19/2005      $         9,776       $        10,535
            11/20/2005      $         9,776       $        10,535
            11/21/2005      $         9,872       $        10,588
            11/22/2005      $         9,968       $        10,642
            11/23/2005      $        10,048       $        10,685
            11/24/2005      $        10,048       $        10,685
            11/25/2005      $        10,076       $        10,701
            11/26/2005      $        10,076       $        10,701
            11/27/2005      $        10,076       $        10,701
            11/28/2005      $         9,996       $        10,661
            11/29/2005      $         9,996       $        10,661
            11/30/2005      $         9,848       $        10,585
             12/1/2005      $        10,040       $        10,689
             12/2/2005      $         9,972       $        10,655
             12/3/2005      $         9,972       $        10,655
             12/4/2005      $         9,972       $        10,655
             12/5/2005      $         9,892       $        10,613
             12/6/2005      $         9,932       $        10,634
             12/7/2005      $         9,844       $        10,589
             12/8/2005      $         9,744       $        10,537
             12/9/2005      $         9,780       $        10,560
            12/10/2005      $         9,780       $        10,560
            12/11/2005      $         9,780       $        10,560
            12/12/2005      $         9,764       $        10,550
            12/13/2005      $         9,860       $        10,605
            12/14/2005      $         9,968       $        10,665
            12/15/2005      $         9,964       $        10,663
            12/16/2005      $         9,952       $        10,657
            12/17/2005      $         9,952       $        10,657
            12/18/2005      $         9,952       $        10,657
            12/19/2005      $         9,876       $        10,619
            12/20/2005      $         9,816       $        10,588
            12/21/2005      $         9,868       $        10,616
            12/22/2005      $         9,964       $        10,672
            12/23/2005      $         9,964       $        10,673
            12/24/2005      $         9,964       $        10,673
            12/25/2005      $         9,964       $        10,673
            12/26/2005      $         9,964       $        10,673
            12/27/2005      $         9,768       $        10,569
            12/28/2005      $         9,792       $        10,587
            12/29/2005      $         9,772       $        10,576
            12/30/2005      $         9,640       $        10,510
            12/31/2005      $         9,640       $        10,510
              1/1/2006      $         9,640       $        10,510
              1/2/2006      $         9,640       $        10,510
              1/3/2006      $         9,872       $        10,637
              1/4/2006      $         9,936       $        10,673
              1/5/2006      $         9,940       $        10,675
              1/6/2006      $        10,084       $        10,757
              1/7/2006      $        10,084       $        10,757
              1/8/2006      $        10,084       $        10,757
              1/9/2006      $        10,181       $        10,808
             1/10/2006      $        10,181       $        10,808
             1/11/2006      $        10,237       $        10,839
             1/12/2006      $        10,084       $        10,760
             1/13/2006      $        10,072       $        10,757
             1/14/2006      $        10,072       $        10,757
             1/15/2006      $        10,072       $        10,757
             1/16/2006      $        10,072       $        10,757
             1/17/2006      $         9,952       $        10,695
             1/18/2006      $         9,880       $        10,658
             1/19/2006      $         9,924       $        10,684
             1/20/2006      $         9,531       $        10,474
             1/21/2006      $         9,531       $        10,474
             1/22/2006      $         9,531       $        10,474
             1/23/2006      $         9,568       $        10,495
             1/24/2006      $         9,608       $        10,518
             1/25/2006      $         9,604       $        10,516
             1/26/2006      $         9,780       $        10,614
             1/27/2006      $         9,948       $        10,710
             1/28/2006      $         9,948       $        10,710
             1/29/2006      $         9,948       $        10,710
             1/30/2006      $         9,940       $        10,702
             1/31/2006      $         9,872       $        10,668
              2/1/2006      $        10,032       $        10,757
              2/2/2006      $         9,852       $        10,660
              2/3/2006      $         9,740       $        10,604
              2/4/2006      $         9,740       $        10,604
              2/5/2006      $         9,740       $        10,604
              2/6/2006      $         9,748       $        10,608
              2/7/2006      $         9,660       $        10,561
              2/8/2006      $         9,864       $        10,676
              2/9/2006      $         9,908       $        10,700
             2/10/2006      $         9,968       $        10,736
             2/11/2006      $         9,968       $        10,736
             2/12/2006      $         9,968       $        10,736
             2/13/2006      $         9,924       $        10,712
             2/14/2006      $        10,169       $        10,848
             2/15/2006      $        10,225       $        10,881
             2/16/2006      $        10,333       $        10,941
             2/17/2006      $        10,321       $        10,936
             2/18/2006      $        10,321       $        10,936
             2/19/2006      $        10,321       $        10,936
             2/20/2006      $        10,321       $        10,936
             2/21/2006      $        10,237       $        10,890
             2/22/2006      $        10,365       $        10,961
             2/23/2006      $        10,245       $        10,898
             2/24/2006      $        10,233       $        10,893
             2/25/2006      $        10,233       $        10,893
             2/26/2006      $        10,233       $        10,893
             2/27/2006      $        10,293       $        10,928
             2/28/2006      $        10,096       $        10,826
              3/1/2006      $        10,205       $        10,886
              3/2/2006      $        10,152       $        10,859
              3/3/2006      $        10,140       $        10,855
              3/4/2006      $        10,140       $        10,855
              3/5/2006      $        10,140       $        10,855
              3/6/2006      $        10,024       $        10,793
              3/7/2006      $        10,060       $        10,816
              3/8/2006      $        10,108       $        10,843
              3/9/2006      $        10,048       $        10,810
             3/10/2006      $        10,229       $        10,913
             3/11/2006      $        10,229       $        10,913
             3/12/2006      $        10,229       $        10,913
             3/13/2006      $        10,249       $        10,922
             3/14/2006      $        10,381       $        10,996
             3/15/2006      $        10,493       $        11,055
             3/16/2006      $        10,573       $        11,098
             3/17/2006      $        10,613       $        11,124
             3/18/2006      $        10,613       $        11,124
             3/19/2006      $        10,613       $        11,124
             3/20/2006      $        10,601       $        11,119
             3/21/2006      $        10,525       $        11,081
             3/22/2006      $        10,669       $        11,161
             3/23/2006      $        10,589       $        11,115
             3/24/2006      $        10,589       $        11,125
             3/25/2006      $        10,589       $        11,125
             3/26/2006      $        10,589       $        11,125
             3/27/2006      $        10,541       $        11,095
             3/28/2006      $        10,357       $        11,001
             3/29/2006      $        10,465       $        11,061
             3/30/2006      $        10,345       $        10,997
             3/31/2006      $        10,261       $        10,956
              4/1/2006      $        10,261       $        10,956
              4/2/2006      $        10,261       $        10,956
              4/3/2006      $        10,321       $        10,991
              4/4/2006      $        10,433       $        11,052
              4/5/2006      $        10,497       $        11,088
              4/6/2006      $        10,465       $        11,071
              4/7/2006      $        10,285       $        10,976
              4/8/2006      $        10,285       $        10,976
              4/9/2006      $        10,285       $        10,976
             4/10/2006      $        10,313       $        10,997
             4/11/2006      $        10,217       $        10,946
             4/12/2006      $        10,285       $        10,986
             4/13/2006      $        10,297       $        10,994
             4/14/2006      $        10,297       $        10,994
             4/15/2006      $        10,297       $        10,994
             4/16/2006      $        10,297       $        10,994
             4/17/2006      $        10,181       $        10,931
             4/18/2006      $        10,529       $        11,123
             4/19/2006      $        10,553       $        11,135
             4/20/2006      $        10,673       $        11,201
             4/21/2006      $        10,677       $        11,205
             4/22/2006      $        10,677       $        11,205
             4/23/2006      $        10,677       $        11,205
             4/24/2006      $        10,657       $        11,194
             4/25/2006      $        10,557       $        11,142
             4/26/2006      $        10,681       $        11,212
             4/27/2006      $        10,737       $        11,244
             4/28/2006      $        10,713       $        11,228
             4/29/2006      $        10,713       $        11,228
             4/30/2006      $        10,713       $        11,228
              5/1/2006      $        10,661       $        11,205
              5/2/2006      $        10,794       $        11,277
              5/3/2006      $        10,769       $        11,263
              5/4/2006      $        10,838       $        11,301
              5/5/2006      $        11,098       $        11,438
              5/6/2006      $        11,098       $        11,438
              5/7/2006      $        11,098       $        11,438
              5/8/2006      $        11,110       $        11,448
              5/9/2006      $        11,214       $        11,502
             5/10/2006      $        11,234       $        11,514
             5/11/2006      $        10,966       $        11,376
             5/12/2006      $        10,729       $        11,258
             5/13/2006      $        10,729       $        11,258
             5/14/2006      $        10,729       $        11,258
             5/15/2006      $        10,818       $        11,306
             5/16/2006      $        10,802       $        11,297
             5/17/2006      $        10,409       $        11,094
             5/18/2006      $        10,261       $        11,017
             5/19/2006      $        10,285       $        11,033
             5/20/2006      $        10,285       $        11,033
             5/21/2006      $        10,285       $        11,033
             5/22/2006      $        10,245       $        11,014
             5/23/2006      $        10,193       $        10,988
             5/24/2006      $        10,225       $        11,006
             5/25/2006      $        10,401       $        11,102
             5/26/2006      $        10,517       $        11,169
             5/27/2006      $        10,517       $        11,169
             5/28/2006      $        10,517       $        11,169
             5/29/2006      $        10,517       $        11,169
             5/30/2006      $        10,181       $        10,987
             5/31/2006      $        10,317       $        11,064
              6/1/2006      $        10,481       $        11,155
              6/2/2006      $        10,457       $        11,143
              6/3/2006      $        10,457       $        11,143
              6/4/2006      $        10,457       $        11,143
              6/5/2006      $        10,088       $        10,946
              6/6/2006      $         9,996       $        10,901
              6/7/2006      $         9,860       $        10,830
              6/8/2006      $         9,868       $        10,838
              6/9/2006      $         9,780       $        10,791
             6/10/2006      $         9,780       $        10,791
             6/11/2006      $         9,780       $        10,791
             6/12/2006      $         9,600       $        10,694
             6/13/2006      $         9,455       $        10,617
             6/14/2006      $         9,652       $        10,727
             6/15/2006      $        10,000       $        10,923
             6/16/2006      $        10,008       $        10,923
             6/17/2006      $        10,008       $        10,923
             6/18/2006      $        10,008       $        10,923
             6/19/2006      $         9,868       $        10,851
             6/20/2006      $         9,924       $        10,883
             6/21/2006      $        10,112       $        10,987
             6/22/2006      $        10,000       $        10,929
             6/23/2006      $         9,944       $        10,899
             6/24/2006      $         9,944       $        10,899
             6/25/2006      $         9,944       $        10,899
             6/26/2006      $        10,044       $        10,955
             6/27/2006      $         9,816       $        10,835
             6/28/2006      $         9,904       $        10,884
             6/29/2006      $        10,289       $        11,099
             6/30/2006      $        10,217       $        11,059
              7/1/2006      $        10,217       $        11,059
              7/2/2006      $        10,217       $        11,059
              7/3/2006      $        10,349       $        11,139
              7/4/2006      $        10,349       $        11,139
              7/5/2006      $        10,209       $        11,065
              7/6/2006      $        10,349       $        11,143
              7/7/2006      $        10,092       $        11,010
              7/8/2006      $        10,092       $        11,010
              7/9/2006      $        10,092       $        11,010
             7/10/2006      $        10,112       $        11,023
             7/11/2006      $        10,165       $        11,054
             7/12/2006      $         9,940       $        10,933
             7/13/2006      $         9,636       $        10,767
             7/14/2006      $         9,439       $        10,661
             7/15/2006      $         9,439       $        10,661
             7/16/2006      $         9,439       $        10,661
             7/17/2006      $         9,447       $        10,669
             7/18/2006      $         9,544       $        10,723
             7/19/2006      $         9,916       $        10,936
             7/20/2006      $         9,772       $        10,853
             7/21/2006      $         9,660       $        10,794
             7/22/2006      $         9,660       $        10,794
             7/23/2006      $         9,660       $        10,794
             7/24/2006      $         9,984       $        10,975
             7/25/2006      $        10,080       $        11,028
             7/26/2006      $        10,068       $        11,026
             7/27/2006      $        10,060       $        11,024
             7/28/2006      $        10,269       $        11,143
             7/29/2006      $        10,269       $        11,143
             7/30/2006      $        10,269       $        11,143
             7/31/2006      $        10,209       $        11,109
              8/1/2006      $        10,100       $        11,050
              8/2/2006      $        10,229       $        11,124
              8/3/2006      $        10,317       $        11,172
              8/4/2006      $        10,309       $        11,169
              8/5/2006      $        10,309       $        11,169
              8/6/2006      $        10,309       $        11,169
              8/7/2006      $        10,269       $        11,148
              8/8/2006      $        10,185       $        11,105
              8/9/2006      $        10,012       $        11,015
             8/10/2006      $        10,100       $        11,065
             8/11/2006      $        10,032       $        11,032
             8/12/2006      $        10,032       $        11,032
             8/13/2006      $        10,032       $        11,032
             8/14/2006      $        10,048       $        11,042
             8/15/2006      $        10,285       $        11,174
             8/16/2006      $        10,469       $        11,276
             8/17/2006      $        10,481       $        11,284
             8/18/2006      $        10,561       $        11,330
             8/19/2006      $        10,561       $        11,330
             8/20/2006      $        10,561       $        11,330
             8/21/2006      $        10,493       $        11,294
             8/22/2006      $        10,481       $        11,289
             8/23/2006      $        10,405       $        11,251
             8/24/2006      $        10,417       $        11,257
             8/25/2006      $        10,381       $        11,240
             8/26/2006      $        10,381       $        11,240
             8/27/2006      $        10,381       $        11,240
             8/28/2006      $        10,501       $        11,307
             8/29/2006      $        10,533       $        11,325
             8/30/2006      $        10,561       $        11,343
             8/31/2006      $        10,553       $        11,341
              9/1/2006      $        10,697       $        11,423
              9/2/2006      $        10,697       $        11,423
              9/3/2006      $        10,697       $        11,423
              9/4/2006      $        10,697       $        11,423
              9/5/2006      $        10,709       $        11,430
              9/6/2006      $        10,589       $        11,367
              9/7/2006      $        10,449       $        11,292
              9/8/2006      $        10,553       $        11,353
              9/9/2006      $        10,553       $        11,353
             9/10/2006      $        10,553       $        11,353
             9/11/2006      $        10,557       $        11,358
             9/12/2006      $        10,741       $        11,459
             9/13/2006      $        10,842       $        11,514
             9/14/2006      $        10,810       $        11,498
             9/15/2006      $        10,866       $        11,531
             9/16/2006      $        10,866       $        11,531
             9/17/2006      $        10,866       $        11,531
             9/18/2006      $        10,858       $        11,525
             9/19/2006      $        10,830       $        11,511
             9/20/2006      $        10,958       $        11,583
             9/21/2006      $        10,806       $        11,506
             9/22/2006      $        10,749       $        11,480
             9/23/2006      $        10,749       $        11,480
             9/24/2006      $        10,749       $        11,480
             9/25/2006      $        10,874       $        11,548
             9/26/2006      $        11,046       $        11,641
             9/27/2006      $        11,086       $        11,661
             9/28/2006      $        11,126       $        11,690
             9/29/2006      $        11,054       $        11,651
             9/30/2006      $        11,054       $        11,651
             10/1/2006      $        11,054       $        11,651
             10/2/2006      $        11,034       $        11,642
             10/3/2006      $        11,142       $        11,699
             10/4/2006      $        11,374       $        11,826
             10/5/2006      $        11,415       $        11,848
             10/6/2006      $        11,378       $        11,832
             10/7/2006      $        11,378       $        11,832
             10/8/2006      $        11,378       $        11,832
             10/9/2006      $        11,391       $        11,839
            10/10/2006      $        11,407       $        11,849
            10/11/2006      $        11,374       $        11,833
            10/12/2006      $        11,555       $        11,929
            10/13/2006      $        11,571       $        11,942
            10/14/2006      $        11,571       $        11,942
            10/15/2006      $        11,571       $        11,942
            10/16/2006      $        11,607       $        11,962
            10/17/2006      $        11,551       $        11,931
            10/18/2006      $        11,631       $        11,976
            10/19/2006      $        11,667       $        11,998
            10/20/2006      $        11,643       $        11,988
            10/21/2006      $        11,643       $        11,988
            10/22/2006      $        11,643       $        11,988
            10/23/2006      $        11,863       $        12,103
            10/24/2006      $        11,883       $        12,114
            10/25/2006      $        11,891       $        12,121
            10/26/2006      $        11,943       $        12,149
            10/27/2006      $        11,799       $        12,076
            10/28/2006      $        11,799       $        12,076
            10/29/2006      $        11,799       $        12,076
            10/30/2006      $        11,787       $        12,072
            10/31/2006      $        11,771       $        12,067
             11/1/2006      $        11,675       $        12,018
             11/2/2006      $        11,651       $        12,010
             11/3/2006      $        11,591       $        11,978
             11/4/2006      $        11,591       $        11,978
             11/5/2006      $        11,591       $        11,978
             11/6/2006      $        11,815       $        12,097
             11/7/2006      $        11,911       $        12,149
             11/8/2006      $        11,963       $        12,175
             11/9/2006      $        11,823       $        12,104
            11/10/2006      $        11,823       $        12,110
            11/11/2006      $        11,823       $        12,110
            11/12/2006      $        11,823       $        12,110
            11/13/2006      $        11,887       $        12,144
            11/14/2006      $        12,060       $        12,231
            11/15/2006      $        12,128       $        12,269
            11/16/2006      $        12,236       $        12,325
            11/17/2006      $        12,296       $        12,362
            11/18/2006      $        12,296       $        12,362
            11/19/2006      $        12,296       $        12,362
            11/20/2006      $        12,248       $        12,336
            11/21/2006      $        12,260       $        12,344
            11/22/2006      $        12,264       $        12,350
            11/23/2006      $        12,264       $        12,350
            11/24/2006      $        12,172       $        12,306
            11/25/2006      $        12,172       $        12,306
            11/26/2006      $        12,172       $        12,306
            11/27/2006      $        11,851       $        12,147
            11/28/2006      $        11,879       $        12,164
            11/29/2006      $        12,060       $        12,258
            11/30/2006      $        12,048       $        12,253
             12/1/2006      $        11,987       $        12,225
             12/2/2006      $        11,987       $        12,225
             12/3/2006      $        11,987       $        12,225
             12/4/2006      $        12,160       $        12,315
             12/5/2006      $        12,252       $        12,363
             12/6/2006      $        12,212       $        12,344
             12/7/2006      $        12,148       $        12,313
             12/8/2006      $        12,192       $        12,342
             12/9/2006      $        12,192       $        12,342
            12/10/2006      $        12,192       $        12,342
            12/11/2006      $        12,236       $        12,364
            12/12/2006      $        12,208       $        12,351
            12/13/2006      $        12,212       $        12,357
            12/14/2006      $        12,408       $        12,456
            12/15/2006      $        12,460       $        12,485
            12/16/2006      $        12,460       $        12,485
            12/17/2006      $        12,460       $        12,485
            12/18/2006      $        12,448       $        12,481
            12/19/2006      $        12,500       $        12,511
            12/20/2006      $        12,484       $        12,503
            12/21/2006      $        12,403       $        12,463
            12/22/2006      $        12,250       $        12,391
            12/23/2006      $        12,250       $        12,391
            12/24/2006      $        12,250       $        12,391
            12/25/2006      $        12,250       $        12,391
            12/26/2006      $        12,371       $        12,456
            12/27/2006      $        12,576       $        12,559
            12/28/2006      $        12,552       $        12,550
            12/29/2006      $        12,463       $        12,512
            12/30/2006      $        12,463       $        12,512
            12/31/2006      $        12,463       $        12,512

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                     DOW JONES
                              DYNAMIC DOW           INDUSTRIAL
               DATE          FUND H-CLASS          AVERAGE INDEX
            ----------      ---------------       ---------------
             2/20/2004      $        10,000       $        10,000
             2/21/2004      $        10,000       $        10,000
             2/22/2004      $        10,000       $        10,000
             2/23/2004      $         9,956       $         9,991
             2/24/2004      $         9,884       $         9,950
             2/25/2004      $         9,948       $         9,984
             2/26/2004      $         9,908       $         9,965
             2/27/2004      $         9,916       $         9,968
             2/28/2004      $         9,916       $         9,968
             2/29/2004      $         9,916       $         9,968
              3/1/2004      $        10,080       $        10,057
              3/2/2004      $         9,920       $         9,975
              3/3/2004      $         9,924       $         9,980
              3/4/2004      $         9,908       $         9,975
              3/5/2004      $         9,920       $         9,982
              3/6/2004      $         9,920       $         9,982
              3/7/2004      $         9,920       $         9,982
              3/8/2004      $         9,796       $         9,920
              3/9/2004      $         9,660       $         9,852
             3/10/2004      $         9,360       $         9,701
             3/11/2004      $         9,076       $         9,549
             3/12/2004      $         9,268       $         9,654
             3/13/2004      $         9,268       $         9,654
             3/14/2004      $         9,268       $         9,654
             3/15/2004      $         9,020       $         9,525
             3/16/2004      $         9,164       $         9,602
             3/17/2004      $         9,368       $         9,712
             3/18/2004      $         9,360       $         9,708
             3/19/2004      $         9,160       $         9,605
             3/20/2004      $         9,160       $         9,605
             3/21/2004      $         9,160       $         9,605
             3/22/2004      $         8,940       $         9,490
             3/23/2004      $         8,940       $         9,489
             3/24/2004      $         8,908       $         9,474
             3/25/2004      $         9,208       $         9,635
             3/26/2004      $         9,200       $         9,630
             3/27/2004      $         9,200       $         9,630
             3/28/2004      $         9,200       $         9,630
             3/29/2004      $         9,404       $         9,742
             3/30/2004      $         9,504       $         9,791
             3/31/2004      $         9,456       $         9,769
              4/1/2004      $         9,492       $         9,783
              4/2/2004      $         9,668       $         9,878
              4/3/2004      $         9,668       $         9,878
              4/4/2004      $         9,668       $         9,878
              4/5/2004      $         9,828       $         9,960
              4/6/2004      $         9,852       $         9,974
              4/7/2004      $         9,688       $         9,889
              4/8/2004      $         9,608       $         9,853
              4/9/2004      $         9,608       $         9,853
             4/10/2004      $         9,608       $         9,853
             4/11/2004      $         9,608       $         9,853
             4/12/2004      $         9,740       $         9,922
             4/13/2004      $         9,492       $         9,795
             4/14/2004      $         9,484       $         9,792
             4/15/2004      $         9,512       $         9,811
             4/16/2004      $         9,612       $         9,862
             4/17/2004      $         9,612       $         9,862
             4/18/2004      $         9,612       $         9,862
             4/19/2004      $         9,588       $         9,849
             4/20/2004      $         9,356       $         9,732
             4/21/2004      $         9,368       $         9,738
             4/22/2004      $         9,640       $         9,877
             4/23/2004      $         9,640       $         9,888
             4/24/2004      $         9,640       $         9,888
             4/25/2004      $         9,640       $         9,888
             4/26/2004      $         9,596       $         9,861
             4/27/2004      $         9,676       $         9,893
             4/28/2004      $         9,396       $         9,765
             4/29/2004      $         9,284       $         9,701
             4/30/2004      $         9,192       $         9,657
              5/1/2004      $         9,192       $         9,657
              5/2/2004      $         9,192       $         9,657
              5/3/2004      $         9,344       $         9,740
              5/4/2004      $         9,348       $         9,743
              5/5/2004      $         9,340       $         9,738
              5/6/2004      $         9,216       $         9,674
              5/7/2004      $         8,992       $         9,557
              5/8/2004      $         8,992       $         9,557
              5/9/2004      $         8,992       $         9,557
             5/10/2004      $         8,768       $         9,437
             5/11/2004      $         8,820       $         9,467
             5/12/2004      $         8,880       $         9,498
             5/13/2004      $         8,816       $         9,465
             5/14/2004      $         8,820       $         9,469
             5/15/2004      $         8,820       $         9,469
             5/16/2004      $         8,820       $         9,469
             5/17/2004      $         8,632       $         9,369
             5/18/2004      $         8,744       $         9,428
             5/19/2004      $         8,700       $         9,406
             5/20/2004      $         8,704       $         9,406
             5/21/2004      $         8,752       $         9,434
             5/22/2004      $         8,752       $         9,434
             5/23/2004      $         8,752       $         9,434
             5/24/2004      $         8,736       $         9,426
             5/25/2004      $         9,012       $         9,576
             5/26/2004      $         9,000       $         9,569
             5/27/2004      $         9,164       $         9,659
             5/28/2004      $         9,132       $         9,644
             5/29/2004      $         9,132       $         9,644
             5/30/2004      $         9,132       $         9,644
             5/31/2004      $         9,132       $         9,644
              6/1/2004      $         9,152       $         9,657
              6/2/2004      $         9,268       $         9,717
              6/3/2004      $         9,144       $         9,654
              6/4/2004      $         9,228       $         9,698
              6/5/2004      $         9,228       $         9,698
              6/6/2004      $         9,228       $         9,698
              6/7/2004      $         9,488       $         9,838
              6/8/2004      $         9,564       $         9,878
              6/9/2004      $         9,448       $         9,817
             6/10/2004      $         9,524       $         9,857
             6/11/2004      $         9,524       $         9,857
             6/12/2004      $         9,524       $         9,857
             6/13/2004      $         9,524       $         9,857
             6/14/2004      $         9,396       $         9,792
             6/15/2004      $         9,484       $         9,836
             6/16/2004      $         9,476       $         9,835
             6/17/2004      $         9,472       $         9,833
             6/18/2004      $         9,532       $         9,870
             6/19/2004      $         9,532       $         9,870
             6/20/2004      $         9,532       $         9,870
             6/21/2004      $         9,460       $         9,827
             6/22/2004      $         9,500       $         9,849
             6/23/2004      $         9,652       $         9,929
             6/24/2004      $         9,588       $         9,897
             6/25/2004      $         9,456       $         9,829
             6/26/2004      $         9,456       $         9,829
             6/27/2004      $         9,456       $         9,829
             6/28/2004      $         9,432       $         9,815
             6/29/2004      $         9,532       $         9,868
             6/30/2004      $         9,576       $         9,890
              7/1/2004      $         9,388       $         9,796
              7/2/2004      $         9,288       $         9,747
              7/3/2004      $         9,288       $         9,747
              7/4/2004      $         9,288       $         9,747
              7/5/2004      $         9,288       $         9,747
              7/6/2004      $         9,180       $         9,687
              7/7/2004      $         9,224       $         9,712
              7/8/2004      $         9,096       $         9,647
              7/9/2004      $         9,172       $         9,686
             7/10/2004      $         9,172       $         9,686
             7/11/2004      $         9,172       $         9,686
             7/12/2004      $         9,212       $         9,710
             7/13/2004      $         9,228       $         9,719
             7/14/2004      $         9,156       $         9,682
             7/15/2004      $         9,080       $         9,639
             7/16/2004      $         9,040       $         9,620
             7/17/2004      $         9,040       $         9,620
             7/18/2004      $         9,040       $         9,620
             7/19/2004      $         8,956       $         9,576
             7/20/2004      $         9,052       $         9,628
             7/21/2004      $         8,872       $         9,532
             7/22/2004      $         8,880       $         9,536
             7/23/2004      $         8,720       $         9,453
             7/24/2004      $         8,720       $         9,453
             7/25/2004      $         8,720       $         9,453
             7/26/2004      $         8,720       $         9,453
             7/27/2004      $         8,932       $         9,569
             7/28/2004      $         8,992       $         9,600
             7/29/2004      $         9,016       $         9,614
             7/30/2004      $         9,032       $         9,624
             7/31/2004      $         9,032       $         9,624
              8/1/2004      $         9,032       $         9,624
              8/2/2004      $         9,100       $         9,662
              8/3/2004      $         8,992       $         9,606
              8/4/2004      $         9,008       $         9,613
              8/5/2004      $         8,716       $         9,458
              8/6/2004      $         8,460       $         9,319
              8/7/2004      $         8,460       $         9,319
              8/8/2004      $         8,460       $         9,319
              8/9/2004      $         8,456       $         9,318
             8/10/2004      $         8,676       $         9,442
             8/11/2004      $         8,688       $         9,446
             8/12/2004      $         8,472       $         9,328
             8/13/2004      $         8,496       $         9,341
             8/14/2004      $         8,496       $         9,341
             8/15/2004      $         8,496       $         9,341
             8/16/2004      $         8,712       $         9,463
             8/17/2004      $         8,756       $         9,481
             8/18/2004      $         8,944       $         9,593
             8/19/2004      $         8,864       $         9,553
             8/20/2004      $         8,988       $         9,619
             8/21/2004      $         8,988       $         9,619
             8/22/2004      $         8,988       $         9,619
             8/23/2004      $         8,924       $         9,584
             8/24/2004      $         8,960       $         9,608
             8/25/2004      $         9,116       $         9,687
             8/26/2004      $         9,092       $         9,679
             8/27/2004      $         9,132       $         9,700
             8/28/2004      $         9,132       $         9,700
             8/29/2004      $         9,132       $         9,700
             8/30/2004      $         9,004       $         9,631
             8/31/2004      $         9,068       $         9,680
              9/1/2004      $         9,088       $         9,678
              9/2/2004      $         9,308       $         9,794
              9/3/2004      $         9,252       $         9,766
              9/4/2004      $         9,252       $         9,766
              9/5/2004      $         9,252       $         9,766
              9/6/2004      $         9,252       $         9,766
              9/7/2004      $         9,392       $         9,844
              9/8/2004      $         9,336       $         9,816
              9/9/2004      $         9,292       $         9,793
             9/10/2004      $         9,332       $         9,816
             9/11/2004      $         9,332       $         9,816
             9/12/2004      $         9,332       $         9,816
             9/13/2004      $         9,348       $         9,825
             9/14/2004      $         9,356       $         9,828
             9/15/2004      $         9,192       $         9,746
             9/16/2004      $         9,216       $         9,758
             9/17/2004      $         9,284       $         9,796
             9/18/2004      $         9,284       $         9,796
             9/19/2004      $         9,284       $         9,796
             9/20/2004      $         9,136       $         9,720
             9/21/2004      $         9,208       $         9,759
             9/22/2004      $         8,960       $         9,629
             9/23/2004      $         8,840       $         9,564
             9/24/2004      $         8,852       $         9,572
             9/25/2004      $         8,852       $         9,572
             9/26/2004      $         8,852       $         9,572
             9/27/2004      $         8,748       $         9,516
             9/28/2004      $         8,900       $         9,600
             9/29/2004      $         8,996       $         9,656
             9/30/2004      $         8,896       $         9,603
             10/1/2004      $         9,092       $         9,710
             10/2/2004      $         9,092       $         9,710
             10/3/2004      $         9,092       $         9,710
             10/4/2004      $         9,136       $         9,735
             10/5/2004      $         9,068       $         9,698
             10/6/2004      $         9,184       $         9,763
             10/7/2004      $         8,980       $         9,654
             10/8/2004      $         8,852       $         9,587
             10/9/2004      $         8,852       $         9,587
            10/10/2004      $         8,852       $         9,587
            10/11/2004      $         8,904       $         9,613
            10/12/2004      $         8,892       $         9,608
            10/13/2004      $         8,748       $         9,537
            10/14/2004      $         8,564       $         9,434
            10/15/2004      $         8,620       $         9,471
            10/16/2004      $         8,620       $         9,471
            10/17/2004      $         8,620       $         9,471
            10/18/2004      $         8,660       $         9,493
            10/19/2004      $         8,556       $         9,437
            10/20/2004      $         8,540       $         9,429
            10/21/2004      $         8,508       $         9,411
            10/22/2004      $         8,320       $         9,308
            10/23/2004      $         8,320       $         9,308
            10/24/2004      $         8,320       $         9,308
            10/25/2004      $         8,304       $         9,301
            10/26/2004      $         8,536       $         9,433
            10/27/2004      $         8,736       $         9,541
            10/28/2004      $         8,744       $         9,547
            10/29/2004      $         8,780       $         9,568
            10/30/2004      $         8,780       $         9,568
            10/31/2004      $         8,780       $         9,568
             11/1/2004      $         8,828       $         9,594
             11/2/2004      $         8,788       $         9,576
             11/3/2004      $         8,968       $         9,674
             11/4/2004      $         9,284       $         9,848
             11/5/2004      $         9,416       $         9,917
             11/6/2004      $         9,416       $         9,917
             11/7/2004      $         9,416       $         9,917
             11/8/2004      $         9,428       $         9,922
             11/9/2004      $         9,432       $         9,922
            11/10/2004      $         9,444       $         9,927
            11/11/2004      $         9,596       $        10,008
            11/12/2004      $         9,712       $        10,076
            11/13/2004      $         9,712       $        10,076
            11/14/2004      $         9,712       $        10,076
            11/15/2004      $         9,736       $        10,087
            11/16/2004      $         9,620       $        10,027
            11/17/2004      $         9,748       $        10,093
            11/18/2004      $         9,788       $        10,115
            11/19/2004      $         9,576       $        10,004
            11/20/2004      $         9,576       $        10,004
            11/21/2004      $         9,576       $        10,004
            11/22/2004      $         9,632       $        10,035
            11/23/2004      $         9,636       $        10,038
            11/24/2004      $         9,684       $        10,065
            11/25/2004      $         9,684       $        10,065
            11/26/2004      $         9,684       $        10,067
            11/27/2004      $         9,684       $        10,067
            11/28/2004      $         9,684       $        10,067
            11/29/2004      $         9,600       $        10,024
            11/30/2004      $         9,516       $         9,979
             12/1/2004      $         9,816       $        10,137
             12/2/2004      $         9,804       $        10,133
             12/3/2004      $         9,812       $        10,139
             12/4/2004      $         9,812       $        10,139
             12/5/2004      $         9,812       $        10,139
             12/6/2004      $         9,728       $        10,096
             12/7/2004      $         9,532       $         9,994
             12/8/2004      $         9,632       $        10,047
             12/9/2004      $         9,740       $        10,103
            12/10/2004      $         9,720       $        10,094
            12/11/2004      $         9,720       $        10,094
            12/12/2004      $         9,720       $        10,094
            12/13/2004      $         9,892       $        10,186
            12/14/2004      $         9,968       $        10,222
            12/15/2004      $         9,992       $        10,238
            12/16/2004      $        10,016       $        10,251
            12/17/2004      $         9,912       $        10,198
            12/18/2004      $         9,912       $        10,198
            12/19/2004      $         9,912       $        10,198
            12/20/2004      $         9,928       $        10,209
            12/21/2004      $        10,104       $        10,303
            12/22/2004      $        10,228       $        10,364
            12/23/2004      $        10,248       $        10,374
            12/24/2004      $        10,248       $        10,374
            12/25/2004      $        10,248       $        10,374
            12/26/2004      $        10,248       $        10,374
            12/27/2004      $        10,148       $        10,325
            12/28/2004      $        10,292       $        10,401
            12/29/2004      $        10,240       $        10,376
            12/30/2004      $        10,192       $        10,349
            12/31/2004      $        10,152       $        10,332
              1/1/2005      $        10,152       $        10,332
              1/2/2005      $        10,152       $        10,332
              1/3/2005      $        10,048       $        10,281
              1/4/2005      $         9,864       $        10,189
              1/5/2005      $         9,804       $        10,158
              1/6/2005      $         9,860       $        10,187
              1/7/2005      $         9,820       $        10,169
              1/8/2005      $         9,820       $        10,169
              1/9/2005      $         9,820       $        10,169
             1/10/2005      $         9,848       $        10,185
             1/11/2005      $         9,732       $        10,123
             1/12/2005      $         9,840       $        10,182
             1/13/2005      $         9,632       $        10,075
             1/14/2005      $         9,720       $        10,125
             1/15/2005      $         9,720       $        10,125
             1/16/2005      $         9,720       $        10,125
             1/17/2005      $         9,720       $        10,125
             1/18/2005      $         9,856       $        10,195
             1/19/2005      $         9,692       $        10,112
             1/20/2005      $         9,564       $        10,046
             1/21/2005      $         9,420       $         9,971
             1/22/2005      $         9,420       $         9,971
             1/23/2005      $         9,420       $         9,971
             1/24/2005      $         9,380       $         9,948
             1/25/2005      $         9,544       $        10,037
             1/26/2005      $         9,612       $        10,072
             1/27/2005      $         9,552       $        10,042
             1/28/2005      $         9,476       $        10,004
             1/29/2005      $         9,476       $        10,004
             1/30/2005      $         9,476       $        10,004
             1/31/2005      $         9,584       $        10,064
              2/1/2005      $         9,696       $        10,124
              2/2/2005      $         9,780       $        10,168
              2/3/2005      $         9,780       $        10,168
              2/4/2005      $        10,004       $        10,286
              2/5/2005      $        10,004       $        10,286
              2/6/2005      $        10,004       $        10,286
              2/7/2005      $        10,004       $        10,285
              2/8/2005      $        10,028       $        10,297
              2/9/2005      $         9,924       $        10,246
             2/10/2005      $        10,084       $        10,328
             2/11/2005      $        10,180       $        10,377
             2/12/2005      $        10,180       $        10,377
             2/13/2005      $        10,180       $        10,377
             2/14/2005      $        10,164       $        10,372
             2/15/2005      $        10,248       $        10,417
             2/16/2005      $        10,248       $        10,420
             2/17/2005      $        10,100       $        10,342
             2/18/2005      $        10,152       $        10,372
             2/19/2005      $        10,152       $        10,372
             2/20/2005      $        10,152       $        10,372
             2/21/2005      $        10,152       $        10,372
             2/22/2005      $         9,824       $        10,204
             2/23/2005      $         9,944       $        10,268
             2/24/2005      $        10,084       $        10,341
             2/25/2005      $        10,252       $        10,431
             2/26/2005      $        10,252       $        10,431
             2/27/2005      $        10,252       $        10,431
             2/28/2005      $        10,108       $        10,358
              3/1/2005      $        10,232       $        10,419
              3/2/2005      $        10,200       $        10,406
              3/3/2005      $        10,236       $        10,426
              3/4/2005      $        10,436       $        10,529
              3/5/2005      $        10,436       $        10,529
              3/6/2005      $        10,436       $        10,529
              3/7/2005      $        10,424       $        10,526
              3/8/2005      $        10,376       $        10,503
              3/9/2005      $        10,176       $        10,400
             3/10/2005      $        10,256       $        10,444
             3/11/2005      $        10,128       $        10,377
             3/12/2005      $        10,128       $        10,377
             3/13/2005      $        10,128       $        10,377
             3/14/2005      $        10,180       $        10,407
             3/15/2005      $        10,072       $        10,350
             3/16/2005      $         9,856       $        10,243
             3/17/2005      $         9,840       $        10,236
             3/18/2005      $         9,840       $        10,240
             3/19/2005      $         9,840       $        10,240
             3/20/2005      $         9,840       $        10,240
             3/21/2005      $         9,720       $        10,178
             3/22/2005      $         9,544       $        10,086
             3/23/2005      $         9,512       $        10,072
             3/24/2005      $         9,488       $        10,060
             3/25/2005      $         9,488       $        10,060
             3/26/2005      $         9,488       $        10,060
             3/27/2005      $         9,488       $        10,060
             3/28/2005      $         9,564       $        10,101
             3/29/2005      $         9,412       $        10,024
             3/30/2005      $         9,660       $        10,155
             3/31/2005      $         9,584       $        10,119
              4/1/2005      $         9,400       $        10,023
              4/2/2005      $         9,400       $        10,023
              4/3/2005      $         9,400       $        10,023
              4/4/2005      $         9,432       $        10,042
              4/5/2005      $         9,500       $        10,078
              4/6/2005      $         9,560       $        10,110
              4/7/2005      $         9,668       $        10,168
              4/8/2005      $         9,508       $        10,086
              4/9/2005      $         9,508       $        10,086
             4/10/2005      $         9,508       $        10,086
             4/11/2005      $         9,484       $        10,074
             4/12/2005      $         9,588       $        10,131
             4/13/2005      $         9,396       $        10,031
             4/14/2005      $         9,164       $         9,910
             4/15/2005      $         8,820       $         9,725
             4/16/2005      $         8,820       $         9,725
             4/17/2005      $         8,820       $         9,725
             4/18/2005      $         8,788       $         9,710
             4/19/2005      $         8,884       $         9,764
             4/20/2005      $         8,684       $         9,655
             4/21/2005      $         9,044       $         9,857
             4/22/2005      $         8,936       $         9,798
             4/23/2005      $         8,936       $         9,798
             4/24/2005      $         8,936       $         9,798
             4/25/2005      $         9,084       $         9,880
             4/26/2005      $         8,916       $         9,792
             4/27/2005      $         8,996       $         9,838
             4/28/2005      $         8,776       $         9,717
             4/29/2005      $         8,984       $         9,835
             4/30/2005      $         8,984       $         9,835
              5/1/2005      $         8,984       $         9,835
              5/2/2005      $         9,092       $         9,892
              5/3/2005      $         9,100       $         9,897
              5/4/2005      $         9,324       $        10,022
              5/5/2005      $         9,248       $         9,979
              5/6/2005      $         9,252       $         9,985
              5/7/2005      $         9,252       $         9,985
              5/8/2005      $         9,252       $         9,985
              5/9/2005      $         9,320       $        10,023
             5/10/2005      $         9,128       $         9,923
             5/11/2005      $         9,176       $         9,950
             5/12/2005      $         8,980       $         9,843
             5/13/2005      $         8,892       $         9,797
             5/14/2005      $         8,892       $         9,797
             5/15/2005      $         8,892       $         9,797
             5/16/2005      $         9,088       $         9,906
             5/17/2005      $         9,232       $         9,987
             5/18/2005      $         9,484       $        10,124
             5/19/2005      $         9,536       $        10,152
             5/20/2005      $         9,496       $        10,131
             5/21/2005      $         9,496       $        10,131
             5/22/2005      $         9,496       $        10,131
             5/23/2005      $         9,588       $        10,181
             5/24/2005      $         9,548       $        10,162
             5/25/2005      $         9,464       $        10,117
             5/26/2005      $         9,608       $        10,195
             5/27/2005      $         9,616       $        10,199
             5/28/2005      $         9,616       $        10,199
             5/29/2005      $         9,616       $        10,199
             5/30/2005      $         9,616       $        10,199
             5/31/2005      $         9,476       $        10,127
              6/1/2005      $         9,624       $        10,210
              6/2/2005      $         9,632       $        10,214
              6/3/2005      $         9,460       $        10,124
              6/4/2005      $         9,460       $        10,124
              6/5/2005      $         9,460       $        10,124
              6/6/2005      $         9,468       $        10,130
              6/7/2005      $         9,500       $        10,146
              6/8/2005      $         9,484       $        10,140
              6/9/2005      $         9,528       $        10,165
             6/10/2005      $         9,544       $        10,175
             6/11/2005      $         9,544       $        10,175
             6/12/2005      $         9,544       $        10,175
             6/13/2005      $         9,576       $        10,192
             6/14/2005      $         9,620       $        10,217
             6/15/2005      $         9,652       $        10,235
             6/16/2005      $         9,672       $        10,247
             6/17/2005      $         9,752       $        10,290
             6/18/2005      $         9,752       $        10,290
             6/19/2005      $         9,752       $        10,290
             6/20/2005      $         9,720       $        10,276
             6/21/2005      $         9,704       $        10,267
             6/22/2005      $         9,684       $        10,256
             6/23/2005      $         9,376       $        10,096
             6/24/2005      $         9,152       $         9,976
             6/25/2005      $         9,152       $         9,976
             6/26/2005      $         9,152       $         9,976
             6/27/2005      $         9,140       $         9,970
             6/28/2005      $         9,336       $        10,081
             6/29/2005      $         9,280       $        10,052
             6/30/2005      $         9,104       $         9,955
              7/1/2005      $         9,156       $         9,985
              7/2/2005      $         9,156       $         9,985
              7/3/2005      $         9,156       $         9,985
              7/4/2005      $         9,156       $         9,985
              7/5/2005      $         9,276       $        10,052
              7/6/2005      $         9,100       $         9,959
              7/7/2005      $         9,156       $         9,990
              7/8/2005      $         9,412       $        10,132
              7/9/2005      $         9,412       $        10,132
             7/10/2005      $         9,412       $        10,132
             7/11/2005      $         9,540       $        10,200
             7/12/2005      $         9,528       $        10,195
             7/13/2005      $         9,600       $        10,237
             7/14/2005      $         9,736       $        10,306
             7/15/2005      $         9,752       $        10,318
             7/16/2005      $         9,752       $        10,318
             7/17/2005      $         9,752       $        10,318
             7/18/2005      $         9,632       $        10,254
             7/19/2005      $         9,760       $        10,323
             7/20/2005      $         9,840       $        10,369
             7/21/2005      $         9,728       $        10,309
             7/22/2005      $         9,768       $        10,332
             7/23/2005      $         9,768       $        10,332
             7/24/2005      $         9,768       $        10,332
             7/25/2005      $         9,668       $        10,279
             7/26/2005      $         9,636       $        10,263
             7/27/2005      $         9,740       $        10,318
             7/28/2005      $         9,868       $        10,388
             7/29/2005      $         9,748       $        10,325
             7/30/2005      $         9,748       $        10,325
             7/31/2005      $         9,748       $        10,325
              8/1/2005      $         9,708       $        10,308
              8/2/2005      $         9,820       $        10,367
              8/3/2005      $         9,848       $        10,382
              8/4/2005      $         9,684       $        10,297
              8/5/2005      $         9,584       $        10,247
              8/6/2005      $         9,584       $        10,247
              8/7/2005      $         9,584       $        10,247
              8/8/2005      $         9,548       $        10,228
              8/9/2005      $         9,692       $        10,304
             8/10/2005      $         9,668       $        10,293
             8/11/2005      $         9,836       $        10,385
             8/12/2005      $         9,680       $        10,302
             8/13/2005      $         9,680       $        10,302
             8/14/2005      $         9,680       $        10,302
             8/15/2005      $         9,740       $        10,335
             8/16/2005      $         9,516       $        10,218
             8/17/2005      $         9,596       $        10,262
             8/18/2005      $         9,600       $        10,266
             8/19/2005      $         9,616       $        10,273
             8/20/2005      $         9,616       $        10,273
             8/21/2005      $         9,616       $        10,273
             8/22/2005      $         9,632       $        10,283
             8/23/2005      $         9,532       $        10,234
             8/24/2005      $         9,376       $        10,152
             8/25/2005      $         9,400       $        10,167
             8/26/2005      $         9,304       $        10,115
             8/27/2005      $         9,304       $        10,115
             8/28/2005      $         9,304       $        10,115
             8/29/2005      $         9,424       $        10,179
             8/30/2005      $         9,332       $        10,131
             8/31/2005      $         9,460       $        10,202
              9/1/2005      $         9,420       $        10,181
              9/2/2005      $         9,392       $        10,169
              9/3/2005      $         9,392       $        10,169
              9/4/2005      $         9,392       $        10,169
              9/5/2005      $         9,392       $        10,169
              9/6/2005      $         9,644       $        10,307
              9/7/2005      $         9,720       $        10,350
              9/8/2005      $         9,648       $        10,313
              9/9/2005      $         9,792       $        10,394
             9/10/2005      $         9,792       $        10,394
             9/11/2005      $         9,792       $        10,394
             9/12/2005      $         9,804       $        10,399
             9/13/2005      $         9,660       $        10,324
             9/14/2005      $         9,560       $        10,273
             9/15/2005      $         9,584       $        10,286
             9/16/2005      $         9,728       $        10,367
             9/17/2005      $         9,728       $        10,367
             9/18/2005      $         9,728       $        10,367
             9/19/2005      $         9,572       $        10,285
             9/20/2005      $         9,436       $        10,211
             9/21/2005      $         9,248       $        10,110
             9/22/2005      $         9,324       $        10,155
             9/23/2005      $         9,316       $        10,152
             9/24/2005      $         9,316       $        10,152
             9/25/2005      $         9,316       $        10,152
             9/26/2005      $         9,360       $        10,176
             9/27/2005      $         9,380       $        10,188
             9/28/2005      $         9,408       $        10,204
             9/29/2005      $         9,548       $        10,282
             9/30/2005      $         9,576       $        10,297
             10/1/2005      $         9,576       $        10,297
             10/2/2005      $         9,576       $        10,297
             10/3/2005      $         9,516       $        10,265
             10/4/2005      $         9,340       $        10,176
             10/5/2005      $         9,128       $        10,062
             10/6/2005      $         9,072       $        10,032
             10/7/2005      $         9,080       $        10,037
             10/8/2005      $         9,080       $        10,037
             10/9/2005      $         9,080       $        10,037
            10/10/2005      $         8,984       $         9,985
            10/11/2005      $         9,008       $         9,999
            10/12/2005      $         8,936       $         9,964
            10/13/2005      $         8,936       $         9,963
            10/14/2005      $         9,060       $        10,032
            10/15/2005      $         9,060       $        10,032
            10/16/2005      $         9,060       $        10,032
            10/17/2005      $         9,164       $        10,092
            10/18/2005      $         9,056       $        10,030
            10/19/2005      $         9,276       $        10,158
            10/20/2005      $         9,036       $        10,030
            10/21/2005      $         8,932       $         9,966
            10/22/2005      $         8,932       $         9,966
            10/23/2005      $         8,932       $         9,966
            10/24/2005      $         9,224       $        10,132
            10/25/2005      $         9,212       $        10,125
            10/26/2005      $         9,148       $        10,093
            10/27/2005      $         8,944       $         9,981
            10/28/2005      $         9,240       $        10,149
            10/29/2005      $         9,240       $        10,149
            10/30/2005      $         9,240       $        10,149
            10/31/2005      $         9,304       $        10,186
             11/1/2005      $         9,240       $        10,153
             11/2/2005      $         9,356       $        10,219
             11/3/2005      $         9,448       $        10,271
             11/4/2005      $         9,460       $        10,279
             11/5/2005      $         9,460       $        10,279
             11/6/2005      $         9,460       $        10,279
             11/7/2005      $         9,556       $        10,333
             11/8/2005      $         9,492       $        10,299
             11/9/2005      $         9,500       $        10,305
            11/10/2005      $         9,684       $        10,405
            11/11/2005      $         9,760       $        10,450
            11/12/2005      $         9,760       $        10,450
            11/13/2005      $         9,760       $        10,450
            11/14/2005      $         9,784       $        10,461
            11/15/2005      $         9,764       $        10,451
            11/16/2005      $         9,744       $        10,443
            11/17/2005      $         9,824       $        10,488
            11/18/2005      $         9,908       $        10,535
            11/19/2005      $         9,908       $        10,535
            11/20/2005      $         9,908       $        10,535
            11/21/2005      $        10,008       $        10,588
            11/22/2005      $        10,104       $        10,642
            11/23/2005      $        10,184       $        10,685
            11/24/2005      $        10,184       $        10,685
            11/25/2005      $        10,216       $        10,701
            11/26/2005      $        10,216       $        10,701
            11/27/2005      $        10,216       $        10,701
            11/28/2005      $        10,136       $        10,661
            11/29/2005      $        10,132       $        10,661
            11/30/2005      $         9,984       $        10,585
             12/1/2005      $        10,180       $        10,689
             12/2/2005      $        10,112       $        10,655
             12/3/2005      $        10,112       $        10,655
             12/4/2005      $        10,112       $        10,655
             12/5/2005      $        10,032       $        10,613
             12/6/2005      $        10,068       $        10,634
             12/7/2005      $         9,980       $        10,589
             12/8/2005      $         9,880       $        10,537
             12/9/2005      $         9,920       $        10,560
            12/10/2005      $         9,920       $        10,560
            12/11/2005      $         9,920       $        10,560
            12/12/2005      $         9,900       $        10,550
            12/13/2005      $        10,000       $        10,605
            12/14/2005      $        10,108       $        10,665
            12/15/2005      $        10,104       $        10,663
            12/16/2005      $        10,092       $        10,657
            12/17/2005      $        10,092       $        10,657
            12/18/2005      $        10,092       $        10,657
            12/19/2005      $        10,016       $        10,619
            12/20/2005      $         9,956       $        10,588
            12/21/2005      $        10,008       $        10,616
            12/22/2005      $        10,104       $        10,672
            12/23/2005      $        10,104       $        10,673
            12/24/2005      $        10,104       $        10,673
            12/25/2005      $        10,104       $        10,673
            12/26/2005      $        10,104       $        10,673
            12/27/2005      $         9,904       $        10,569
            12/28/2005      $         9,932       $        10,587
            12/29/2005      $         9,912       $        10,576
            12/30/2005      $         9,776       $        10,510
            12/31/2005      $         9,776       $        10,510
              1/1/2006      $         9,776       $        10,510
              1/2/2006      $         9,776       $        10,510
              1/3/2006      $        10,016       $        10,637
              1/4/2006      $        10,080       $        10,673
              1/5/2006      $        10,080       $        10,675
              1/6/2006      $        10,228       $        10,757
              1/7/2006      $        10,228       $        10,757
              1/8/2006      $        10,228       $        10,757
              1/9/2006      $        10,325       $        10,808
             1/10/2006      $        10,325       $        10,808
             1/11/2006      $        10,381       $        10,839
             1/12/2006      $        10,228       $        10,760
             1/13/2006      $        10,216       $        10,757
             1/14/2006      $        10,216       $        10,757
             1/15/2006      $        10,216       $        10,757
             1/16/2006      $        10,216       $        10,757
             1/17/2006      $        10,096       $        10,695
             1/18/2006      $        10,024       $        10,658
             1/19/2006      $        10,068       $        10,684
             1/20/2006      $         9,671       $        10,474
             1/21/2006      $         9,671       $        10,474
             1/22/2006      $         9,671       $        10,474
             1/23/2006      $         9,708       $        10,495
             1/24/2006      $         9,748       $        10,518
             1/25/2006      $         9,748       $        10,516
             1/26/2006      $         9,924       $        10,614
             1/27/2006      $        10,096       $        10,710
             1/28/2006      $        10,096       $        10,710
             1/29/2006      $        10,096       $        10,710
             1/30/2006      $        10,084       $        10,702
             1/31/2006      $        10,016       $        10,668
              2/1/2006      $        10,180       $        10,757
              2/2/2006      $         9,996       $        10,660
              2/3/2006      $         9,888       $        10,604
              2/4/2006      $         9,888       $        10,604
              2/5/2006      $         9,888       $        10,604
              2/6/2006      $         9,892       $        10,608
              2/7/2006      $         9,804       $        10,561
              2/8/2006      $        10,012       $        10,676
              2/9/2006      $        10,056       $        10,700
             2/10/2006      $        10,120       $        10,736
             2/11/2006      $        10,120       $        10,736
             2/12/2006      $        10,120       $        10,736
             2/13/2006      $        10,076       $        10,712
             2/14/2006      $        10,325       $        10,848
             2/15/2006      $        10,381       $        10,881
             2/16/2006      $        10,493       $        10,941
             2/17/2006      $        10,481       $        10,936
             2/18/2006      $        10,481       $        10,936
             2/19/2006      $        10,481       $        10,936
             2/20/2006      $        10,481       $        10,936
             2/21/2006      $        10,393       $        10,890
             2/22/2006      $        10,525       $        10,961
             2/23/2006      $        10,405       $        10,898
             2/24/2006      $        10,389       $        10,893
             2/25/2006      $        10,389       $        10,893
             2/26/2006      $        10,389       $        10,893
             2/27/2006      $        10,453       $        10,928
             2/28/2006      $        10,252       $        10,826
              3/1/2006      $        10,361       $        10,886
              3/2/2006      $        10,309       $        10,859
              3/3/2006      $        10,296       $        10,855
              3/4/2006      $        10,296       $        10,855
              3/5/2006      $        10,296       $        10,855
              3/6/2006      $        10,176       $        10,793
              3/7/2006      $        10,216       $        10,816
              3/8/2006      $        10,268       $        10,843
              3/9/2006      $        10,204       $        10,810
             3/10/2006      $        10,389       $        10,913
             3/11/2006      $        10,389       $        10,913
             3/12/2006      $        10,389       $        10,913
             3/13/2006      $        10,409       $        10,922
             3/14/2006      $        10,545       $        10,996
             3/15/2006      $        10,657       $        11,055
             3/16/2006      $        10,737       $        11,098
             3/17/2006      $        10,777       $        11,124
             3/18/2006      $        10,777       $        11,124
             3/19/2006      $        10,777       $        11,124
             3/20/2006      $        10,769       $        11,119
             3/21/2006      $        10,689       $        11,081
             3/22/2006      $        10,837       $        11,161
             3/23/2006      $        10,753       $        11,115
             3/24/2006      $        10,753       $        11,125
             3/25/2006      $        10,753       $        11,125
             3/26/2006      $        10,753       $        11,125
             3/27/2006      $        10,705       $        11,095
             3/28/2006      $        10,521       $        11,001
             3/29/2006      $        10,629       $        11,061
             3/30/2006      $        10,509       $        10,997
             3/31/2006      $        10,425       $        10,956
              4/1/2006      $        10,425       $        10,956
              4/2/2006      $        10,425       $        10,956
              4/3/2006      $        10,485       $        10,991
              4/4/2006      $        10,597       $        11,052
              4/5/2006      $        10,665       $        11,088
              4/6/2006      $        10,633       $        11,071
              4/7/2006      $        10,449       $        10,976
              4/8/2006      $        10,449       $        10,976
              4/9/2006      $        10,449       $        10,976
             4/10/2006      $        10,481       $        10,997
             4/11/2006      $        10,381       $        10,946
             4/12/2006      $        10,453       $        10,986
             4/13/2006      $        10,461       $        10,994
             4/14/2006      $        10,461       $        10,994
             4/15/2006      $        10,461       $        10,994
             4/16/2006      $        10,461       $        10,994
             4/17/2006      $        10,349       $        10,931
             4/18/2006      $        10,701       $        11,123
             4/19/2006      $        10,725       $        11,135
             4/20/2006      $        10,849       $        11,201
             4/21/2006      $        10,853       $        11,205
             4/22/2006      $        10,853       $        11,205
             4/23/2006      $        10,853       $        11,205
             4/24/2006      $        10,833       $        11,194
             4/25/2006      $        10,729       $        11,142
             4/26/2006      $        10,857       $        11,212
             4/27/2006      $        10,913       $        11,244
             4/28/2006      $        10,889       $        11,228
             4/29/2006      $        10,889       $        11,228
             4/30/2006      $        10,889       $        11,228
              5/1/2006      $        10,837       $        11,205
              5/2/2006      $        10,974       $        11,277
              5/3/2006      $        10,946       $        11,263
              5/4/2006      $        11,018       $        11,301
              5/5/2006      $        11,282       $        11,438
              5/6/2006      $        11,282       $        11,438
              5/7/2006      $        11,282       $        11,438
              5/8/2006      $        11,298       $        11,448
              5/9/2006      $        11,402       $        11,502
             5/10/2006      $        11,422       $        11,514
             5/11/2006      $        11,150       $        11,376
             5/12/2006      $        10,909       $        11,258
             5/13/2006      $        10,909       $        11,258
             5/14/2006      $        10,909       $        11,258
             5/15/2006      $        10,998       $        11,306
             5/16/2006      $        10,982       $        11,297
             5/17/2006      $        10,581       $        11,094
             5/18/2006      $        10,437       $        11,017
             5/19/2006      $        10,461       $        11,033
             5/20/2006      $        10,461       $        11,033
             5/21/2006      $        10,461       $        11,033
             5/22/2006      $        10,421       $        11,014
             5/23/2006      $        10,369       $        10,988
             5/24/2006      $        10,401       $        11,006
             5/25/2006      $        10,577       $        11,102
             5/26/2006      $        10,697       $        11,169
             5/27/2006      $        10,697       $        11,169
             5/28/2006      $        10,697       $        11,169
             5/29/2006      $        10,697       $        11,169
             5/30/2006      $        10,357       $        10,987
             5/31/2006      $        10,493       $        11,064
              6/1/2006      $        10,661       $        11,155
              6/2/2006      $        10,637       $        11,143
              6/3/2006      $        10,637       $        11,143
              6/4/2006      $        10,637       $        11,143
              6/5/2006      $        10,264       $        10,946
              6/6/2006      $        10,168       $        10,901
              6/7/2006      $        10,028       $        10,830
              6/8/2006      $        10,040       $        10,838
              6/9/2006      $         9,952       $        10,791
             6/10/2006      $         9,952       $        10,791
             6/11/2006      $         9,952       $        10,791
             6/12/2006      $         9,768       $        10,694
             6/13/2006      $         9,623       $        10,617
             6/14/2006      $         9,820       $        10,727
             6/15/2006      $        10,176       $        10,923
             6/16/2006      $        10,180       $        10,923
             6/17/2006      $        10,180       $        10,923
             6/18/2006      $        10,180       $        10,923
             6/19/2006      $        10,040       $        10,851
             6/20/2006      $        10,100       $        10,883
             6/21/2006      $        10,288       $        10,987
             6/22/2006      $        10,176       $        10,929
             6/23/2006      $        10,120       $        10,899
             6/24/2006      $        10,120       $        10,899
             6/25/2006      $        10,120       $        10,899
             6/26/2006      $        10,220       $        10,955
             6/27/2006      $         9,992       $        10,835
             6/28/2006      $        10,080       $        10,884
             6/29/2006      $        10,473       $        11,099
             6/30/2006      $        10,401       $        11,059
              7/1/2006      $        10,401       $        11,059
              7/2/2006      $        10,401       $        11,059
              7/3/2006      $        10,533       $        11,139
              7/4/2006      $        10,533       $        11,139
              7/5/2006      $        10,389       $        11,065
              7/6/2006      $        10,533       $        11,143
              7/7/2006      $        10,276       $        11,010
              7/8/2006      $        10,276       $        11,010
              7/9/2006      $        10,276       $        11,010
             7/10/2006      $        10,296       $        11,023
             7/11/2006      $        10,349       $        11,054
             7/12/2006      $        10,120       $        10,933
             7/13/2006      $         9,808       $        10,767
             7/14/2006      $         9,611       $        10,661
             7/15/2006      $         9,611       $        10,661
             7/16/2006      $         9,611       $        10,661
             7/17/2006      $         9,619       $        10,669
             7/18/2006      $         9,716       $        10,723
             7/19/2006      $        10,100       $        10,936
             7/20/2006      $         9,948       $        10,853
             7/21/2006      $         9,836       $        10,794
             7/22/2006      $         9,836       $        10,794
             7/23/2006      $         9,836       $        10,794
             7/24/2006      $        10,164       $        10,975
             7/25/2006      $        10,264       $        11,028
             7/26/2006      $        10,256       $        11,026
             7/27/2006      $        10,244       $        11,024
             7/28/2006      $        10,457       $        11,143
             7/29/2006      $        10,457       $        11,143
             7/30/2006      $        10,457       $        11,143
             7/31/2006      $        10,397       $        11,109
              8/1/2006      $        10,284       $        11,050
              8/2/2006      $        10,417       $        11,124
              8/3/2006      $        10,509       $        11,172
              8/4/2006      $        10,497       $        11,169
              8/5/2006      $        10,497       $        11,169
              8/6/2006      $        10,497       $        11,169
              8/7/2006      $        10,457       $        11,148
              8/8/2006      $        10,373       $        11,105
              8/9/2006      $        10,200       $        11,015
             8/10/2006      $        10,288       $        11,065
             8/11/2006      $        10,220       $        11,032
             8/12/2006      $        10,220       $        11,032
             8/13/2006      $        10,220       $        11,032
             8/14/2006      $        10,236       $        11,042
             8/15/2006      $        10,477       $        11,174
             8/16/2006      $        10,665       $        11,276
             8/17/2006      $        10,681       $        11,284
             8/18/2006      $        10,757       $        11,330
             8/19/2006      $        10,757       $        11,330
             8/20/2006      $        10,757       $        11,330
             8/21/2006      $        10,693       $        11,294
             8/22/2006      $        10,677       $        11,289
             8/23/2006      $        10,605       $        11,251
             8/24/2006      $        10,613       $        11,257
             8/25/2006      $        10,577       $        11,240
             8/26/2006      $        10,577       $        11,240
             8/27/2006      $        10,577       $        11,240
             8/28/2006      $        10,701       $        11,307
             8/29/2006      $        10,733       $        11,325
             8/30/2006      $        10,761       $        11,343
             8/31/2006      $        10,749       $        11,341
              9/1/2006      $        10,905       $        11,423
              9/2/2006      $        10,905       $        11,423
              9/3/2006      $        10,905       $        11,423
              9/4/2006      $        10,905       $        11,423
              9/5/2006      $        10,913       $        11,430
              9/6/2006      $        10,789       $        11,367
              9/7/2006      $        10,649       $        11,292
              9/8/2006      $        10,753       $        11,353
              9/9/2006      $        10,753       $        11,353
             9/10/2006      $        10,753       $        11,353
             9/11/2006      $        10,761       $        11,358
             9/12/2006      $        10,950       $        11,459
             9/13/2006      $        11,050       $        11,514
             9/14/2006      $        11,018       $        11,498
             9/15/2006      $        11,074       $        11,531
             9/16/2006      $        11,074       $        11,531
             9/17/2006      $        11,074       $        11,531
             9/18/2006      $        11,066       $        11,525
             9/19/2006      $        11,038       $        11,511
             9/20/2006      $        11,170       $        11,583
             9/21/2006      $        11,018       $        11,506
             9/22/2006      $        10,958       $        11,480
             9/23/2006      $        10,958       $        11,480
             9/24/2006      $        10,958       $        11,480
             9/25/2006      $        11,086       $        11,548
             9/26/2006      $        11,262       $        11,641
             9/27/2006      $        11,302       $        11,661
             9/28/2006      $        11,342       $        11,690
             9/29/2006      $        11,270       $        11,651
             9/30/2006      $        11,270       $        11,651
             10/1/2006      $        11,270       $        11,651
             10/2/2006      $        11,250       $        11,642
             10/3/2006      $        11,358       $        11,699
             10/4/2006      $        11,599       $        11,826
             10/5/2006      $        11,639       $        11,848
             10/6/2006      $        11,603       $        11,832
             10/7/2006      $        11,603       $        11,832
             10/8/2006      $        11,603       $        11,832
             10/9/2006      $        11,615       $        11,839
            10/10/2006      $        11,631       $        11,849
            10/11/2006      $        11,599       $        11,833
            10/12/2006      $        11,783       $        11,929
            10/13/2006      $        11,803       $        11,942
            10/14/2006      $        11,803       $        11,942
            10/15/2006      $        11,803       $        11,942
            10/16/2006      $        11,839       $        11,962
            10/17/2006      $        11,779       $        11,931
            10/18/2006      $        11,863       $        11,976
            10/19/2006      $        11,899       $        11,998
            10/20/2006      $        11,875       $        11,988
            10/21/2006      $        11,875       $        11,988
            10/22/2006      $        11,875       $        11,988
            10/23/2006      $        12,099       $        12,103
            10/24/2006      $        12,123       $        12,114
            10/25/2006      $        12,127       $        12,121
            10/26/2006      $        12,184       $        12,149
            10/27/2006      $        12,035       $        12,076
            10/28/2006      $        12,035       $        12,076
            10/29/2006      $        12,035       $        12,076
            10/30/2006      $        12,023       $        12,072
            10/31/2006      $        12,007       $        12,067
             11/1/2006      $        11,911       $        12,018
             11/2/2006      $        11,887       $        12,010
             11/3/2006      $        11,823       $        11,978
             11/4/2006      $        11,823       $        11,978
             11/5/2006      $        11,823       $        11,978
             11/6/2006      $        12,055       $        12,097
             11/7/2006      $        12,155       $        12,149
             11/8/2006      $        12,204       $        12,175
             11/9/2006      $        12,063       $        12,104
            11/10/2006      $        12,067       $        12,110
            11/11/2006      $        12,067       $        12,110
            11/12/2006      $        12,067       $        12,110
            11/13/2006      $        12,131       $        12,144
            11/14/2006      $        12,304       $        12,231
            11/15/2006      $        12,376       $        12,269
            11/16/2006      $        12,484       $        12,325
            11/17/2006      $        12,552       $        12,362
            11/18/2006      $        12,552       $        12,362
            11/19/2006      $        12,552       $        12,362
            11/20/2006      $        12,500       $        12,336
            11/21/2006      $        12,512       $        12,344
            11/22/2006      $        12,516       $        12,350
            11/23/2006      $        12,516       $        12,350
            11/24/2006      $        12,424       $        12,306
            11/25/2006      $        12,424       $        12,306
            11/26/2006      $        12,424       $        12,306
            11/27/2006      $        12,099       $        12,147
            11/28/2006      $        12,127       $        12,164
            11/29/2006      $        12,312       $        12,258
            11/30/2006      $        12,304       $        12,253
             12/1/2006      $        12,240       $        12,225
             12/2/2006      $        12,240       $        12,225
             12/3/2006      $        12,240       $        12,225
             12/4/2006      $        12,420       $        12,315
             12/5/2006      $        12,512       $        12,363
             12/6/2006      $        12,472       $        12,344
             12/7/2006      $        12,408       $        12,313
             12/8/2006      $        12,452       $        12,342
             12/9/2006      $        12,452       $        12,342
            12/10/2006      $        12,452       $        12,342
            12/11/2006      $        12,496       $        12,364
            12/12/2006      $        12,468       $        12,351
            12/13/2006      $        12,476       $        12,357
            12/14/2006      $        12,676       $        12,456
            12/15/2006      $        12,732       $        12,485
            12/16/2006      $        12,732       $        12,485
            12/17/2006      $        12,732       $        12,485
            12/18/2006      $        12,720       $        12,481
            12/19/2006      $        12,772       $        12,511
            12/20/2006      $        12,756       $        12,503
            12/21/2006      $        12,671       $        12,463
            12/22/2006      $        12,518       $        12,391
            12/23/2006      $        12,518       $        12,391
            12/24/2006      $        12,518       $        12,391
            12/25/2006      $        12,518       $        12,391
            12/26/2006      $        12,643       $        12,456
            12/27/2006      $        12,853       $        12,559
            12/28/2006      $        12,828       $        12,550
            12/29/2006      $        12,736       $        12,512
            12/30/2006      $        12,736       $        12,512
            12/31/2006      $        12,736       $        12,512

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
---------------------------------------------------------------------------------------------------------
                                             A-CLASS                C-CLASS                H-CLASS
                                            (09/01/04)             (02/20/04)             (02/20/04)
---------------------------------------------------------------------------------------------------------
                                         ONE        SINCE       ONE        SINCE       ONE        SINCE
                                         YEAR     INCEPTION     YEAR     INCEPTION     YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------
DYNAMIC DOW FUND                        30.21%     15.53%      29.29%      8.00%      30.28%      8.81%
DOW JONES INDUSTRIAL AVERAGE INDEX      19.05%     11.64%      19.05%      8.14%      19.05%      8.14%
---------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                      DOW JONES INDUSTRIAL
                               DYNAMIC DOW FUND           AVERAGE INDEX
                               ----------------     ----------------------------
Other                               11.4%                       9.6%
Industrials                         18.6%                      24.0%
Consumer Staples                    12.2%                      15.7%
Financials                          11.8%                      15.2%
Information Technology               9.4%                      12.1%
Consumer Discretionary               7.5%                       9.6%
Health Care                          6.8%                       8.7%

Materials                                                       5.1%
Futures Contracts                   77.3%
Equity Index Swap Agreements        45.2%


"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
International Business Machines Corp.                                       4.8%
Boeing Co.                                                                  4.4%
Altria Group, Inc.                                                          4.3%
3M Co.                                                                      3.9%
Exxon Mobil Corp.                                                           3.8%
American International Group, Inc.                                          3.6%
Johnson & Johnson, Inc.                                                     3.3%
Procter & Gamble Co.                                                        3.2%
United Technologies Corp.                                                   3.1%
Caterpillar, Inc.                                                           3.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              37.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the Dow Jones Industrial Average Index.

INCEPTION: February 20, 2004

Large-cap stocks staged a strong rally in the second half of 2006 and the Dow Jones Industrial Average Index rose by 19.05%. The Dow broke through its record high at the beginning of October and continued to rise, with the index finishing the year just shy of 12,500. General Motors, AT&T and Hewlett-Packard were the best performing stocks in the Dow. Intel was the only stock in the Dow with negative returns during the year.

For the year, Rydex Inverse Dynamic Dow Fund H-Class produced returns of -22.14%. It achieved a daily correlation of 99% to its benchmark of 200% of the inverse performance of the Dow Jones Industrial Average Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                                                             DOW JONES
                         INVERSE DYNAMIC DOW FUND       INDUSTRIAL AVERAGE
     DATE                         C-CLASS                     INDEX
  -----------            -----------------------      --------------------

     2/20/2004           $           10,000           $      10,000
     2/21/2004           $           10,000           $      10,000
     2/22/2004           $           10,000           $      10,000
     2/23/2004           $           10,024           $       9,991
     2/24/2004           $           10,104           $       9,950
     2/25/2004           $           10,028           $       9,984
     2/26/2004           $           10,042           $       9,965
     2/27/2004           $           10,020           $       9,968
     2/28/2004           $           10,020           $       9,968
     2/29/2004           $           10,020           $       9,968
      3/1/2004           $            9,862           $      10,057
      3/2/2004           $           10,012           $       9,975
      3/3/2004           $           10,016           $       9,980
      3/4/2004           $           10,006           $       9,975
      3/5/2004           $            9,984           $       9,982
      3/6/2004           $            9,984           $       9,982
      3/7/2004           $            9,984           $       9,982
      3/8/2004           $           10,120           $       9,920
      3/9/2004           $           10,248           $       9,852
     3/10/2004           $           10,588           $       9,701
     3/11/2004           $           10,902           $       9,549
     3/12/2004           $           10,664           $       9,654
     3/13/2004           $           10,664           $       9,654
     3/14/2004           $           10,664           $       9,654
     3/15/2004           $           10,948           $       9,525
     3/16/2004           $           10,768           $       9,602
     3/17/2004           $           10,524           $       9,712
     3/18/2004           $           10,528           $       9,708
     3/19/2004           $           10,748           $       9,605
     3/20/2004           $           10,748           $       9,605
     3/21/2004           $           10,748           $       9,605
     3/22/2004           $           10,982           $       9,490
     3/23/2004           $           10,982           $       9,489
     3/24/2004           $           11,020           $       9,474
     3/25/2004           $           10,654           $       9,635
     3/26/2004           $           10,652           $       9,630
     3/27/2004           $           10,652           $       9,630
     3/28/2004           $           10,652           $       9,630
     3/29/2004           $           10,414           $       9,742
     3/30/2004           $           10,302           $       9,791
     3/31/2004           $           10,354           $       9,769
      4/1/2004           $           10,312           $       9,783
      4/2/2004           $           10,118           $       9,878
      4/3/2004           $           10,118           $       9,878
      4/4/2004           $           10,118           $       9,878
      4/5/2004           $            9,948           $       9,960
      4/6/2004           $            9,920           $       9,974
      4/7/2004           $           10,078           $       9,889
      4/8/2004           $           10,162           $       9,853
      4/9/2004           $           10,162           $       9,853
     4/10/2004           $           10,162           $       9,853
     4/11/2004           $           10,162           $       9,853
     4/12/2004           $           10,014           $       9,922
     4/13/2004           $           10,270           $       9,795
     4/14/2004           $           10,270           $       9,792
     4/15/2004           $           10,240           $       9,811
     4/16/2004           $           10,132           $       9,862
     4/17/2004           $           10,132           $       9,862
     4/18/2004           $           10,132           $       9,862
     4/19/2004           $           10,152           $       9,849
     4/20/2004           $           10,396           $       9,732
     4/21/2004           $           10,376           $       9,738
     4/22/2004           $           10,072           $       9,877
     4/23/2004           $           10,054           $       9,888
     4/24/2004           $           10,054           $       9,888
     4/25/2004           $           10,054           $       9,888
     4/26/2004           $           10,100           $       9,861
     4/27/2004           $           10,036           $       9,893
     4/28/2004           $           10,304           $       9,765
     4/29/2004           $           10,430           $       9,701
     4/30/2004           $           10,522           $       9,657
      5/1/2004           $           10,522           $       9,657
      5/2/2004           $           10,522           $       9,657
      5/3/2004           $           10,344           $       9,740
      5/4/2004           $           10,336           $       9,743
      5/5/2004           $           10,348           $       9,738
      5/6/2004           $           10,486           $       9,674
      5/7/2004           $           10,736           $       9,557
      5/8/2004           $           10,736           $       9,557
      5/9/2004           $           10,736           $       9,557
     5/10/2004           $           11,004           $       9,437
     5/11/2004           $           10,926           $       9,467
     5/12/2004           $           10,852           $       9,498
     5/13/2004           $           10,930           $       9,465
     5/14/2004           $           10,924           $       9,469
     5/15/2004           $           10,924           $       9,469
     5/16/2004           $           10,924           $       9,469
     5/17/2004           $           11,158           $       9,369
     5/18/2004           $           11,010           $       9,428
     5/19/2004           $           11,060           $       9,406
     5/20/2004           $           11,054           $       9,406
     5/21/2004           $           10,988           $       9,434
     5/22/2004           $           10,988           $       9,434
     5/23/2004           $           10,988           $       9,434
     5/24/2004           $           11,010           $       9,426
     5/25/2004           $           10,652           $       9,576
     5/26/2004           $           10,662           $       9,569
     5/27/2004           $           10,468           $       9,659
     5/28/2004           $           10,498           $       9,644
     5/29/2004           $           10,498           $       9,644
     5/30/2004           $           10,498           $       9,644
     5/31/2004           $           10,498           $       9,644
      6/1/2004           $           10,472           $       9,657
      6/2/2004           $           10,342           $       9,717
      6/3/2004           $           10,480           $       9,654
      6/4/2004           $           10,380           $       9,698
      6/5/2004           $           10,380           $       9,698
      6/6/2004           $           10,380           $       9,698
      6/7/2004           $           10,086           $       9,838
      6/8/2004           $           10,004           $       9,878
      6/9/2004           $           10,124           $       9,817
     6/10/2004           $           10,046           $       9,857
     6/11/2004           $           10,046           $       9,857
     6/12/2004           $           10,046           $       9,857
     6/13/2004           $           10,046           $       9,857
     6/14/2004           $           10,184           $       9,792
     6/15/2004           $           10,090           $       9,836
     6/16/2004           $           10,094           $       9,835
     6/17/2004           $           10,096           $       9,833
     6/18/2004           $           10,028           $       9,870
     6/19/2004           $           10,028           $       9,870
     6/20/2004           $           10,028           $       9,870
     6/21/2004           $           10,104           $       9,827
     6/22/2004           $           10,056           $       9,849
     6/23/2004           $            9,898           $       9,929
     6/24/2004           $            9,958           $       9,897
     6/25/2004           $           10,096           $       9,829
     6/26/2004           $           10,096           $       9,829
     6/27/2004           $           10,096           $       9,829
     6/28/2004           $           10,126           $       9,815
     6/29/2004           $           10,014           $       9,868
     6/30/2004           $            9,970           $       9,890
      7/1/2004           $           10,160           $       9,796
      7/2/2004           $           10,262           $       9,747
      7/3/2004           $           10,262           $       9,747
      7/4/2004           $           10,262           $       9,747
      7/5/2004           $           10,262           $       9,747
      7/6/2004           $           10,384           $       9,687
      7/7/2004           $           10,334           $       9,712
      7/8/2004           $           10,474           $       9,647
      7/9/2004           $           10,388           $       9,686
     7/10/2004           $           10,388           $       9,686
     7/11/2004           $           10,388           $       9,686
     7/12/2004           $           10,338           $       9,710
     7/13/2004           $           10,318           $       9,719
     7/14/2004           $           10,402           $       9,682
     7/15/2004           $           10,486           $       9,639
     7/16/2004           $           10,528           $       9,620
     7/17/2004           $           10,528           $       9,620
     7/18/2004           $           10,528           $       9,620
     7/19/2004           $           10,622           $       9,576
     7/20/2004           $           10,506           $       9,628
     7/21/2004           $           10,718           $       9,532
     7/22/2004           $           10,710           $       9,536
     7/23/2004           $           10,896           $       9,453
     7/24/2004           $           10,896           $       9,453
     7/25/2004           $           10,896           $       9,453
     7/26/2004           $           10,898           $       9,453
     7/27/2004           $           10,626           $       9,569
     7/28/2004           $           10,556           $       9,600
     7/29/2004           $           10,522           $       9,614
     7/30/2004           $           10,506           $       9,624
     7/31/2004           $           10,506           $       9,624
      8/1/2004           $           10,506           $       9,624
      8/2/2004           $           10,424           $       9,662
      8/3/2004           $           10,548           $       9,606
      8/4/2004           $           10,532           $       9,613
      8/5/2004           $           10,872           $       9,458
      8/6/2004           $           11,190           $       9,319
      8/7/2004           $           11,190           $       9,319
      8/8/2004           $           11,190           $       9,319
      8/9/2004           $           11,186           $       9,318
     8/10/2004           $           10,900           $       9,442
     8/11/2004           $           10,886           $       9,446
     8/12/2004           $           11,156           $       9,328
     8/13/2004           $           11,122           $       9,341
     8/14/2004           $           11,122           $       9,341
     8/15/2004           $           11,122           $       9,341
     8/16/2004           $           10,836           $       9,463
     8/17/2004           $           10,794           $       9,481
     8/18/2004           $           10,548           $       9,593
     8/19/2004           $           10,638           $       9,553
     8/20/2004           $           10,486           $       9,619
     8/21/2004           $           10,486           $       9,619
     8/22/2004           $           10,486           $       9,619
     8/23/2004           $           10,560           $       9,584
     8/24/2004           $           10,512           $       9,608
     8/25/2004           $           10,336           $       9,687
     8/26/2004           $           10,356           $       9,679
     8/27/2004           $           10,308           $       9,700
     8/28/2004           $           10,308           $       9,700
     8/29/2004           $           10,308           $       9,700
     8/30/2004           $           10,456           $       9,631
     8/31/2004           $           10,352           $       9,680
      9/1/2004           $           10,358           $       9,678
      9/2/2004           $           10,106           $       9,794
      9/3/2004           $           10,164           $       9,766
      9/4/2004           $           10,164           $       9,766
      9/5/2004           $           10,164           $       9,766
      9/6/2004           $           10,164           $       9,766
      9/7/2004           $           10,008           $       9,844
      9/8/2004           $           10,066           $       9,816
      9/9/2004           $           10,110           $       9,793
     9/10/2004           $           10,064           $       9,816
     9/11/2004           $           10,064           $       9,816
     9/12/2004           $           10,064           $       9,816
     9/13/2004           $           10,048           $       9,825
     9/14/2004           $           10,036           $       9,828
     9/15/2004           $           10,212           $       9,746
     9/16/2004           $           10,184           $       9,758
     9/17/2004           $           10,102           $       9,796
     9/18/2004           $           10,102           $       9,796
     9/19/2004           $           10,102           $       9,796
     9/20/2004           $           10,262           $       9,720
     9/21/2004           $           10,180           $       9,759
     9/22/2004           $           10,466           $       9,629
     9/23/2004           $           10,598           $       9,564
     9/24/2004           $           10,580           $       9,572
     9/25/2004           $           10,580           $       9,572
     9/26/2004           $           10,580           $       9,572
     9/27/2004           $           10,700           $       9,516
     9/28/2004           $           10,514           $       9,600
     9/29/2004           $           10,404           $       9,656
     9/30/2004           $           10,518           $       9,603
     10/1/2004           $           10,264           $       9,710
     10/2/2004           $           10,264           $       9,710
     10/3/2004           $           10,264           $       9,710
     10/4/2004           $           10,220           $       9,735
     10/5/2004           $           10,290           $       9,698
     10/6/2004           $           10,164           $       9,763
     10/7/2004           $           10,390           $       9,654
     10/8/2004           $           10,534           $       9,587
     10/9/2004           $           10,534           $       9,587
    10/10/2004           $           10,534           $       9,587
    10/11/2004           $           10,464           $       9,613
    10/12/2004           $           10,486           $       9,608
    10/13/2004           $           10,650           $       9,537
    10/14/2004           $           10,866           $       9,434
    10/15/2004           $           10,794           $       9,471
    10/16/2004           $           10,794           $       9,471
    10/17/2004           $           10,794           $       9,471
    10/18/2004           $           10,740           $       9,493
    10/19/2004           $           10,868           $       9,437
    10/20/2004           $           10,890           $       9,429
    10/21/2004           $           10,940           $       9,411
    10/22/2004           $           11,174           $       9,308
    10/23/2004           $           11,174           $       9,308
    10/24/2004           $           11,174           $       9,308
    10/25/2004           $           11,198           $       9,301
    10/26/2004           $           10,880           $       9,433
    10/27/2004           $           10,628           $       9,541
    10/28/2004           $           10,616           $       9,547
    10/29/2004           $           10,572           $       9,568
    10/30/2004           $           10,572           $       9,568
    10/31/2004           $           10,572           $       9,568
     11/1/2004           $           10,514           $       9,594
     11/2/2004           $           10,556           $       9,576
     11/3/2004           $           10,332           $       9,674
     11/4/2004           $            9,974           $       9,848
     11/5/2004           $            9,830           $       9,917
     11/6/2004           $            9,830           $       9,917
     11/7/2004           $            9,830           $       9,917
     11/8/2004           $            9,814           $       9,922
     11/9/2004           $            9,810           $       9,922
    11/10/2004           $            9,796           $       9,927
    11/11/2004           $            9,636           $      10,008
    11/12/2004           $            9,520           $      10,076
    11/13/2004           $            9,520           $      10,076
    11/14/2004           $            9,520           $      10,076
    11/15/2004           $            9,498           $      10,087
    11/16/2004           $            9,612           $      10,027
    11/17/2004           $            9,488           $      10,093
    11/18/2004           $            9,446           $      10,115
    11/19/2004           $            9,652           $      10,004
    11/20/2004           $            9,652           $      10,004
    11/21/2004           $            9,652           $      10,004
    11/22/2004           $            9,594           $      10,035
    11/23/2004           $            9,590           $      10,038
    11/24/2004           $            9,542           $      10,065
    11/25/2004           $            9,542           $      10,065
    11/26/2004           $            9,538           $      10,067
    11/27/2004           $            9,538           $      10,067
    11/28/2004           $            9,538           $      10,067
    11/29/2004           $            9,620           $      10,024
    11/30/2004           $            9,704           $       9,979
     12/1/2004           $            9,402           $      10,137
     12/2/2004           $            9,414           $      10,133
     12/3/2004           $            9,406           $      10,139
     12/4/2004           $            9,406           $      10,139
     12/5/2004           $            9,406           $      10,139
     12/6/2004           $            9,486           $      10,096
     12/7/2004           $            9,680           $       9,994
     12/8/2004           $            9,584           $      10,047
     12/9/2004           $            9,476           $      10,103
    12/10/2004           $            9,494           $      10,094
    12/11/2004           $            9,494           $      10,094
    12/12/2004           $            9,494           $      10,094
    12/13/2004           $            9,322           $      10,186
    12/14/2004           $            9,254           $      10,222
    12/15/2004           $            9,228           $      10,238
    12/16/2004           $            9,206           $      10,251
    12/17/2004           $            9,298           $      10,198
    12/18/2004           $            9,298           $      10,198
    12/19/2004           $            9,298           $      10,198
    12/20/2004           $            9,276           $      10,209
    12/21/2004           $            9,110           $      10,303
    12/22/2004           $            9,002           $      10,364
    12/23/2004           $            8,984           $      10,374
    12/24/2004           $            8,984           $      10,374
    12/25/2004           $            8,984           $      10,374
    12/26/2004           $            8,984           $      10,374
    12/27/2004           $            9,068           $      10,325
    12/28/2004           $            8,936           $      10,401
    12/29/2004           $            8,978           $      10,376
    12/30/2004           $            9,026           $      10,349
    12/31/2004           $            9,058           $      10,332
      1/1/2005           $            9,058           $      10,332
      1/2/2005           $            9,058           $      10,332
      1/3/2005           $            9,153           $      10,281
      1/4/2005           $            9,315           $      10,189
      1/5/2005           $            9,370           $      10,158
      1/6/2005           $            9,319           $      10,187
      1/7/2005           $            9,358           $      10,169
      1/8/2005           $            9,358           $      10,169
      1/9/2005           $            9,358           $      10,169
     1/10/2005           $            9,328           $      10,185
     1/11/2005           $            9,434           $      10,123
     1/12/2005           $            9,332           $      10,182
     1/13/2005           $            9,532           $      10,075
     1/14/2005           $            9,438           $      10,125
     1/15/2005           $            9,438           $      10,125
     1/16/2005           $            9,438           $      10,125
     1/17/2005           $            9,438           $      10,125
     1/18/2005           $            9,309           $      10,195
     1/19/2005           $            9,464           $      10,112
     1/20/2005           $            9,589           $      10,046
     1/21/2005           $            9,735           $       9,971
     1/22/2005           $            9,735           $       9,971
     1/23/2005           $            9,735           $       9,971
     1/24/2005           $            9,777           $       9,948
     1/25/2005           $            9,603           $      10,037
     1/26/2005           $            9,538           $      10,072
     1/27/2005           $            9,595           $      10,042
     1/28/2005           $            9,675           $      10,004
     1/29/2005           $            9,675           $      10,004
     1/30/2005           $            9,675           $      10,004
     1/31/2005           $            9,561           $      10,064
      2/1/2005           $            9,448           $      10,124
      2/2/2005           $            9,368           $      10,168
      2/3/2005           $            9,368           $      10,168
      2/4/2005           $            9,159           $      10,286
      2/5/2005           $            9,159           $      10,286
      2/6/2005           $            9,159           $      10,286
      2/7/2005           $            9,159           $      10,285
      2/8/2005           $            9,137           $      10,297
      2/9/2005           $            9,231           $      10,246
     2/10/2005           $            9,084           $      10,328
     2/11/2005           $            8,998           $      10,377
     2/12/2005           $            8,998           $      10,377
     2/13/2005           $            8,998           $      10,377
     2/14/2005           $            9,006           $      10,372
     2/15/2005           $            8,934           $      10,417
     2/16/2005           $            8,936           $      10,420
     2/17/2005           $            9,062           $      10,342
     2/18/2005           $            9,012           $      10,372
     2/19/2005           $            9,012           $      10,372
     2/20/2005           $            9,012           $      10,372
     2/21/2005           $            9,012           $      10,372
     2/22/2005           $            9,305           $      10,204
     2/23/2005           $            9,189           $      10,268
     2/24/2005           $            9,062           $      10,341
     2/25/2005           $            8,912           $      10,431
     2/26/2005           $            8,912           $      10,431
     2/27/2005           $            8,912           $      10,431
     2/28/2005           $            9,036           $      10,358
      3/1/2005           $            8,928           $      10,419
      3/2/2005           $            8,956           $      10,406
      3/3/2005           $            8,924           $      10,426
      3/4/2005           $            8,747           $      10,529
      3/5/2005           $            8,747           $      10,529
      3/6/2005           $            8,747           $      10,529
      3/7/2005           $            8,755           $      10,526
      3/8/2005           $            8,795           $      10,503
      3/9/2005           $            8,968           $      10,400
     3/10/2005           $            8,896           $      10,444
     3/11/2005           $            9,008           $      10,377
     3/12/2005           $            9,008           $      10,377
     3/13/2005           $            9,008           $      10,377
     3/14/2005           $            8,960           $      10,407
     3/15/2005           $            9,056           $      10,350
     3/16/2005           $            9,247           $      10,243
     3/17/2005           $            9,259           $      10,236
     3/18/2005           $            9,261           $      10,240
     3/19/2005           $            9,261           $      10,240
     3/20/2005           $            9,261           $      10,240
     3/21/2005           $            9,370           $      10,178
     3/22/2005           $            9,540           $      10,086
     3/23/2005           $            9,571           $      10,072
     3/24/2005           $            9,595           $      10,060
     3/25/2005           $            9,595           $      10,060
     3/26/2005           $            9,595           $      10,060
     3/27/2005           $            9,595           $      10,060
     3/28/2005           $            9,518           $      10,101
     3/29/2005           $            9,665           $      10,024
     3/30/2005           $            9,412           $      10,155
     3/31/2005           $            9,484           $      10,119
      4/1/2005           $            9,669           $      10,023
      4/2/2005           $            9,669           $      10,023
      4/3/2005           $            9,669           $      10,023
      4/4/2005           $            9,635           $      10,042
      4/5/2005           $            9,565           $      10,078
      4/6/2005           $            9,506           $      10,110
      4/7/2005           $            9,398           $      10,168
      4/8/2005           $            9,556           $      10,086
      4/9/2005           $            9,556           $      10,086
     4/10/2005           $            9,556           $      10,086
     4/11/2005           $            9,579           $      10,074
     4/12/2005           $            9,472           $      10,131
     4/13/2005           $            9,663           $      10,031
     4/14/2005           $            9,894           $       9,910
     4/15/2005           $           10,265           $       9,725
     4/16/2005           $           10,265           $       9,725
     4/17/2005           $           10,265           $       9,725
     4/18/2005           $           10,302           $       9,710
     4/19/2005           $           10,187           $       9,764
     4/20/2005           $           10,418           $       9,655
     4/21/2005           $            9,984           $       9,857
     4/22/2005           $           10,107           $       9,798
     4/23/2005           $           10,107           $       9,798
     4/24/2005           $           10,107           $       9,798
     4/25/2005           $            9,938           $       9,880
     4/26/2005           $           10,119           $       9,792
     4/27/2005           $           10,026           $       9,838
     4/28/2005           $           10,274           $       9,717
     4/29/2005           $           10,033           $       9,835
     4/30/2005           $           10,033           $       9,835
      5/1/2005           $           10,033           $       9,835
      5/2/2005           $            9,908           $       9,892
      5/3/2005           $            9,902           $       9,897
      5/4/2005           $            9,661           $      10,022
      5/5/2005           $            9,739           $       9,979
      5/6/2005           $            9,733           $       9,985
      5/7/2005           $            9,733           $       9,985
      5/8/2005           $            9,733           $       9,985
      5/9/2005           $            9,663           $      10,023
     5/10/2005           $            9,858           $       9,923
     5/11/2005           $            9,810           $       9,950
     5/12/2005           $           10,018           $       9,843
     5/13/2005           $           10,113           $       9,797
     5/14/2005           $           10,113           $       9,797
     5/15/2005           $           10,113           $       9,797
     5/16/2005           $            9,890           $       9,906
     5/17/2005           $            9,733           $       9,987
     5/18/2005           $            9,470           $      10,124
     5/19/2005           $            9,418           $      10,152
     5/20/2005           $            9,460           $      10,131
     5/21/2005           $            9,460           $      10,131
     5/22/2005           $            9,460           $      10,131
     5/23/2005           $            9,370           $      10,181
     5/24/2005           $            9,408           $      10,162
     5/25/2005           $            9,490           $      10,117
     5/26/2005           $            9,348           $      10,195
     5/27/2005           $            9,344           $      10,199
     5/28/2005           $            9,344           $      10,199
     5/29/2005           $            9,344           $      10,199
     5/30/2005           $            9,344           $      10,199
     5/31/2005           $            9,478           $      10,127
      6/1/2005           $            9,332           $      10,210
      6/2/2005           $            9,321           $      10,214
      6/3/2005           $            9,488           $      10,124
      6/4/2005           $            9,488           $      10,124
      6/5/2005           $            9,488           $      10,124
      6/6/2005           $            9,482           $      10,130
      6/7/2005           $            9,452           $      10,146
      6/8/2005           $            9,466           $      10,140
      6/9/2005           $            9,420           $      10,165
     6/10/2005           $            9,408           $      10,175
     6/11/2005           $            9,408           $      10,175
     6/12/2005           $            9,408           $      10,175
     6/13/2005           $            9,376           $      10,192
     6/14/2005           $            9,332           $      10,217
     6/15/2005           $            9,301           $      10,235
     6/16/2005           $            9,281           $      10,247
     6/17/2005           $            9,205           $      10,290
     6/18/2005           $            9,205           $      10,290
     6/19/2005           $            9,205           $      10,290
     6/20/2005           $            9,231           $      10,276
     6/21/2005           $            9,249           $      10,267
     6/22/2005           $            9,269           $      10,256
     6/23/2005           $            9,563           $      10,096
     6/24/2005           $            9,793           $       9,976
     6/25/2005           $            9,793           $       9,976
     6/26/2005           $            9,793           $       9,976
     6/27/2005           $            9,810           $       9,970
     6/28/2005           $            9,595           $      10,081
     6/29/2005           $            9,651           $      10,052
     6/30/2005           $            9,838           $       9,955
      7/1/2005           $            9,783           $       9,985
      7/2/2005           $            9,783           $       9,985
      7/3/2005           $            9,783           $       9,985
      7/4/2005           $            9,783           $       9,985
      7/5/2005           $            9,657           $      10,052
      7/6/2005           $            9,838           $       9,959
      7/7/2005           $            9,781           $       9,990
      7/8/2005           $            9,506           $      10,132
      7/9/2005           $            9,506           $      10,132
     7/10/2005           $            9,506           $      10,132
     7/11/2005           $            9,378           $      10,200
     7/12/2005           $            9,390           $      10,195
     7/13/2005           $            9,315           $      10,237
     7/14/2005           $            9,189           $      10,306
     7/15/2005           $            9,175           $      10,318
     7/16/2005           $            9,175           $      10,318
     7/17/2005           $            9,175           $      10,318
     7/18/2005           $            9,287           $      10,254
     7/19/2005           $            9,165           $      10,323
     7/20/2005           $            9,089           $      10,369
     7/21/2005           $            9,193           $      10,309
     7/22/2005           $            9,157           $      10,332
     7/23/2005           $            9,157           $      10,332
     7/24/2005           $            9,157           $      10,332
     7/25/2005           $            9,251           $      10,279
     7/26/2005           $            9,279           $      10,263
     7/27/2005           $            9,181           $      10,318
     7/28/2005           $            9,060           $      10,388
     7/29/2005           $            9,173           $      10,325
     7/30/2005           $            9,173           $      10,325
     7/31/2005           $            9,173           $      10,325
      8/1/2005           $            9,211           $      10,308
      8/2/2005           $            9,105           $      10,367
      8/3/2005           $            9,080           $      10,382
      8/4/2005           $            9,229           $      10,297
      8/5/2005           $            9,321           $      10,247
      8/6/2005           $            9,321           $      10,247
      8/7/2005           $            9,321           $      10,247
      8/8/2005           $            9,362           $      10,228
      8/9/2005           $            9,223           $      10,304
     8/10/2005           $            9,243           $      10,293
     8/11/2005           $            9,084           $      10,385
     8/12/2005           $            9,231           $      10,302
     8/13/2005           $            9,231           $      10,302
     8/14/2005           $            9,231           $      10,302
     8/15/2005           $            9,173           $      10,335
     8/16/2005           $            9,384           $      10,218
     8/17/2005           $            9,307           $      10,262
     8/18/2005           $            9,303           $      10,266
     8/19/2005           $            9,289           $      10,273
     8/20/2005           $            9,289           $      10,273
     8/21/2005           $            9,289           $      10,273
     8/22/2005           $            9,273           $      10,283
     8/23/2005           $            9,366           $      10,234
     8/24/2005           $            9,518           $      10,152
     8/25/2005           $            9,494           $      10,167
     8/26/2005           $            9,593           $      10,115
     8/27/2005           $            9,593           $      10,115
     8/28/2005           $            9,593           $      10,115
     8/29/2005           $            9,470           $      10,179
     8/30/2005           $            9,561           $      10,131
     8/31/2005           $            9,432           $      10,202
      9/1/2005           $            9,472           $      10,181
      9/2/2005           $            9,500           $      10,169
      9/3/2005           $            9,500           $      10,169
      9/4/2005           $            9,500           $      10,169
      9/5/2005           $            9,500           $      10,169
      9/6/2005           $            9,245           $      10,307
      9/7/2005           $            9,171           $      10,350
      9/8/2005           $            9,243           $      10,313
      9/9/2005           $            9,106           $      10,394
     9/10/2005           $            9,106           $      10,394
     9/11/2005           $            9,106           $      10,394
     9/12/2005           $            9,096           $      10,399
     9/13/2005           $            9,231           $      10,324
     9/14/2005           $            9,325           $      10,273
     9/15/2005           $            9,303           $      10,286
     9/16/2005           $            9,164           $      10,367
     9/17/2005           $            9,164           $      10,367
     9/18/2005           $            9,164           $      10,367
     9/19/2005           $            9,307           $      10,285
     9/20/2005           $            9,440           $      10,211
     9/21/2005           $            9,632           $      10,110
     9/22/2005           $            9,551           $      10,155
     9/23/2005           $            9,559           $      10,152
     9/24/2005           $            9,559           $      10,152
     9/25/2005           $            9,559           $      10,152
     9/26/2005           $            9,515           $      10,176
     9/27/2005           $            9,497           $      10,188
     9/28/2005           $            9,466           $      10,204
     9/29/2005           $            9,323           $      10,282
     9/30/2005           $            9,303           $      10,297
     10/1/2005           $            9,303           $      10,297
     10/2/2005           $            9,303           $      10,297
     10/3/2005           $            9,362           $      10,265
     10/4/2005           $            9,527           $      10,176
     10/5/2005           $            9,744           $      10,062
     10/6/2005           $            9,805           $      10,032
     10/7/2005           $            9,801           $      10,037
     10/8/2005           $            9,801           $      10,037
     10/9/2005           $            9,801           $      10,037
    10/10/2005           $            9,904           $       9,985
    10/11/2005           $            9,879           $       9,999
    10/12/2005           $            9,956           $       9,964
    10/13/2005           $            9,956           $       9,963
    10/14/2005           $            9,823           $      10,032
    10/15/2005           $            9,823           $      10,032
    10/16/2005           $            9,823           $      10,032
    10/17/2005           $            9,710           $      10,092
    10/18/2005           $            9,829           $      10,030
    10/19/2005           $            9,583           $      10,158
    10/20/2005           $            9,829           $      10,030
    10/21/2005           $            9,958           $       9,966
    10/22/2005           $            9,958           $       9,966
    10/23/2005           $            9,958           $       9,966
    10/24/2005           $            9,628           $      10,132
    10/25/2005           $            9,646           $      10,125
    10/26/2005           $            9,708           $      10,093
    10/27/2005           $            9,928           $       9,981
    10/28/2005           $            9,601           $      10,149
    10/29/2005           $            9,601           $      10,149
    10/30/2005           $            9,601           $      10,149
    10/31/2005           $            9,533           $      10,186
     11/1/2005           $            9,591           $      10,153
     11/2/2005           $            9,470           $      10,219
     11/3/2005           $            9,376           $      10,271
     11/4/2005           $            9,368           $      10,279
     11/5/2005           $            9,368           $      10,279
     11/6/2005           $            9,368           $      10,279
     11/7/2005           $            9,273           $      10,333
     11/8/2005           $            9,333           $      10,299
     11/9/2005           $            9,325           $      10,305
    11/10/2005           $            9,144           $      10,405
    11/11/2005           $            9,076           $      10,450
    11/12/2005           $            9,076           $      10,450
    11/13/2005           $            9,076           $      10,450
    11/14/2005           $            9,055           $      10,461
    11/15/2005           $            9,076           $      10,451
    11/16/2005           $            9,090           $      10,443
    11/17/2005           $            9,017           $      10,488
    11/18/2005           $            8,941           $      10,535
    11/19/2005           $            8,941           $      10,535
    11/20/2005           $            8,941           $      10,535
    11/21/2005           $            8,852           $      10,588
    11/22/2005           $            8,769           $      10,642
    11/23/2005           $            8,699           $      10,685
    11/24/2005           $            8,699           $      10,685
    11/25/2005           $            8,677           $      10,701
    11/26/2005           $            8,677           $      10,701
    11/27/2005           $            8,677           $      10,701
    11/28/2005           $            8,743           $      10,661
    11/29/2005           $            8,749           $      10,661
    11/30/2005           $            8,876           $      10,585
     12/1/2005           $            8,703           $      10,689
     12/2/2005           $            8,765           $      10,655
     12/3/2005           $            8,765           $      10,655
     12/4/2005           $            8,765           $      10,655
     12/5/2005           $            8,836           $      10,613
     12/6/2005           $            8,804           $      10,634
     12/7/2005           $            8,880           $      10,589
     12/8/2005           $            8,971           $      10,537
     12/9/2005           $            8,939           $      10,560
    12/10/2005           $            8,939           $      10,560
    12/11/2005           $            8,939           $      10,560
    12/12/2005           $            8,957           $      10,550
    12/13/2005           $            8,866           $      10,605
    12/14/2005           $            8,767           $      10,665
    12/15/2005           $            8,773           $      10,663
    12/16/2005           $            8,787           $      10,657
    12/17/2005           $            8,787           $      10,657
    12/18/2005           $            8,787           $      10,657
    12/19/2005           $            8,854           $      10,619
    12/20/2005           $            8,908           $      10,588
    12/21/2005           $            8,864           $      10,616
    12/22/2005           $            8,773           $      10,672
    12/23/2005           $            8,781           $      10,673
    12/24/2005           $            8,781           $      10,673
    12/25/2005           $            8,781           $      10,673
    12/26/2005           $            8,781           $      10,673
    12/27/2005           $            8,954           $      10,569
    12/28/2005           $            8,928           $      10,587
    12/29/2005           $            8,948           $      10,576
    12/30/2005           $            9,069           $      10,510
    12/31/2005           $            9,069           $      10,510
      1/1/2006           $            9,069           $      10,510
      1/2/2006           $            9,069           $      10,510
      1/3/2006           $            8,850           $      10,637
      1/4/2006           $            8,795           $      10,673
      1/5/2006           $            8,793           $      10,675
      1/6/2006           $            8,668           $      10,757
      1/7/2006           $            8,668           $      10,757
      1/8/2006           $            8,668           $      10,757
      1/9/2006           $            8,585           $      10,808
     1/10/2006           $            8,589           $      10,808
     1/11/2006           $            8,543           $      10,839
     1/12/2006           $            8,670           $      10,760
     1/13/2006           $            8,682           $      10,757
     1/14/2006           $            8,682           $      10,757
     1/15/2006           $            8,682           $      10,757
     1/16/2006           $            8,682           $      10,757
     1/17/2006           $            8,787           $      10,695
     1/18/2006           $            8,852           $      10,658
     1/19/2006           $            8,813           $      10,684
     1/20/2006           $            9,164           $      10,474
     1/21/2006           $            9,164           $      10,474
     1/22/2006           $            9,164           $      10,474
     1/23/2006           $            9,130           $      10,495
     1/24/2006           $            9,094           $      10,518
     1/25/2006           $            9,094           $      10,516
     1/26/2006           $            8,932           $      10,614
     1/27/2006           $            8,783           $      10,710
     1/28/2006           $            8,783           $      10,710
     1/29/2006           $            8,783           $      10,710
     1/30/2006           $            8,793           $      10,702
     1/31/2006           $            8,852           $      10,668
      2/1/2006           $            8,708           $      10,757
      2/2/2006           $            8,864           $      10,660
      2/3/2006           $            8,967           $      10,604
      2/4/2006           $            8,967           $      10,604
      2/5/2006           $            8,967           $      10,604
      2/6/2006           $            8,961           $      10,608
      2/7/2006           $            9,041           $      10,561
      2/8/2006           $            8,852           $      10,676
      2/9/2006           $            8,813           $      10,700
     2/10/2006           $            8,761           $      10,736
     2/11/2006           $            8,761           $      10,736
     2/12/2006           $            8,761           $      10,736
     2/13/2006           $            8,801           $      10,712
     2/14/2006           $            8,581           $      10,848
     2/15/2006           $            8,533           $      10,881
     2/16/2006           $            8,442           $      10,941
     2/17/2006           $            8,458           $      10,936
     2/18/2006           $            8,458           $      10,936
     2/19/2006           $            8,458           $      10,936
     2/20/2006           $            8,458           $      10,936
     2/21/2006           $            8,531           $      10,890
     2/22/2006           $            8,426           $      10,961
     2/23/2006           $            8,523           $      10,898
     2/24/2006           $            8,537           $      10,893
     2/25/2006           $            8,537           $      10,893
     2/26/2006           $            8,537           $      10,893
     2/27/2006           $            8,486           $      10,928
     2/28/2006           $            8,648           $      10,826
      3/1/2006           $            8,555           $      10,886
      3/2/2006           $            8,599           $      10,859
      3/3/2006           $            8,613           $      10,855
      3/4/2006           $            8,613           $      10,855
      3/5/2006           $            8,613           $      10,855
      3/6/2006           $            8,712           $      10,793
      3/7/2006           $            8,682           $      10,816
      3/8/2006           $            8,640           $      10,843
      3/9/2006           $            8,692           $      10,810
     3/10/2006           $            8,539           $      10,913
     3/11/2006           $            8,539           $      10,913
     3/12/2006           $            8,539           $      10,913
     3/13/2006           $            8,521           $      10,922
     3/14/2006           $            8,410           $      10,996
     3/15/2006           $            8,319           $      11,055
     3/16/2006           $            8,258           $      11,098
     3/17/2006           $            8,228           $      11,124
     3/18/2006           $            8,228           $      11,124
     3/19/2006           $            8,228           $      11,124
     3/20/2006           $            8,236           $      11,119
     3/21/2006           $            8,297           $      11,081
     3/22/2006           $            8,182           $      11,161
     3/23/2006           $            8,246           $      11,115
     3/24/2006           $            8,244           $      11,125
     3/25/2006           $            8,244           $      11,125
     3/26/2006           $            8,244           $      11,125
     3/27/2006           $            8,287           $      11,095
     3/28/2006           $            8,432           $      11,001
     3/29/2006           $            8,343           $      11,061
     3/30/2006           $            8,442           $      10,997
     3/31/2006           $            8,511           $      10,956
      4/1/2006           $            8,511           $      10,956
      4/2/2006           $            8,511           $      10,956
      4/3/2006           $            8,460           $      10,991
      4/4/2006           $            8,369           $      11,052
      4/5/2006           $            8,319           $      11,088
      4/6/2006           $            8,347           $      11,071
      4/7/2006           $            8,496           $      10,976
      4/8/2006           $            8,496           $      10,976
      4/9/2006           $            8,496           $      10,976
     4/10/2006           $            8,468           $      10,997
     4/11/2006           $            8,549           $      10,946
     4/12/2006           $            8,490           $      10,986
     4/13/2006           $            8,488           $      10,994
     4/14/2006           $            8,488           $      10,994
     4/15/2006           $            8,488           $      10,994
     4/16/2006           $            8,488           $      10,994
     4/17/2006           $            8,587           $      10,931
     4/18/2006           $            8,289           $      11,123
     4/19/2006           $            8,272           $      11,135
     4/20/2006           $            8,180           $      11,201
     4/21/2006           $            8,182           $      11,205
     4/22/2006           $            8,182           $      11,205
     4/23/2006           $            8,182           $      11,205
     4/24/2006           $            8,200           $      11,194
     4/25/2006           $            8,279           $      11,142
     4/26/2006           $            8,176           $      11,212
     4/27/2006           $            8,133           $      11,244
     4/28/2006           $            8,162           $      11,228
     4/29/2006           $            8,162           $      11,228
     4/30/2006           $            8,162           $      11,228
      5/1/2006           $            8,200           $      11,205
      5/2/2006           $            8,097           $      11,277
      5/3/2006           $            8,119           $      11,263
      5/4/2006           $            8,067           $      11,301
      5/5/2006           $            7,879           $      11,438
      5/6/2006           $            7,879           $      11,438
      5/7/2006           $            7,879           $      11,438
      5/8/2006           $            7,869           $      11,448
      5/9/2006           $            7,796           $      11,502
     5/10/2006           $            7,784           $      11,514
     5/11/2006           $            7,972           $      11,376
     5/12/2006           $            8,145           $      11,258
     5/13/2006           $            8,145           $      11,258
     5/14/2006           $            8,145           $      11,258
     5/15/2006           $            8,079           $      11,306
     5/16/2006           $            8,095           $      11,297
     5/17/2006           $            8,385           $      11,094
     5/18/2006           $            8,503           $      11,017
     5/19/2006           $            8,488           $      11,033
     5/20/2006           $            8,488           $      11,033
     5/21/2006           $            8,488           $      11,033
     5/22/2006           $            8,521           $      11,014
     5/23/2006           $            8,563           $      10,988
     5/24/2006           $            8,537           $      11,006
     5/25/2006           $            8,390           $      11,102
     5/26/2006           $            8,299           $      11,169
     5/27/2006           $            8,299           $      11,169
     5/28/2006           $            8,299           $      11,169
     5/29/2006           $            8,299           $      11,169
     5/30/2006           $            8,573           $      10,987
     5/31/2006           $            8,460           $      11,064
      6/1/2006           $            8,325           $      11,155
      6/2/2006           $            8,349           $      11,143
      6/3/2006           $            8,349           $      11,143
      6/4/2006           $            8,349           $      11,143
      6/5/2006           $            8,646           $      10,946
      6/6/2006           $            8,722           $      10,901
      6/7/2006           $            8,841           $      10,830
      6/8/2006           $            8,831           $      10,838
      6/9/2006           $            8,914           $      10,791
     6/10/2006           $            8,914           $      10,791
     6/11/2006           $            8,914           $      10,791
     6/12/2006           $            9,078           $      10,694
     6/13/2006           $            9,211           $      10,617
     6/14/2006           $            9,021           $      10,727
     6/15/2006           $            8,694           $      10,923
     6/16/2006           $            8,702           $      10,923
     6/17/2006           $            8,702           $      10,923
     6/18/2006           $            8,702           $      10,923
     6/19/2006           $            8,819           $      10,851
     6/20/2006           $            8,769           $      10,883
     6/21/2006           $            8,605           $      10,987
     6/22/2006           $            8,698           $      10,929
     6/23/2006           $            8,753           $      10,899
     6/24/2006           $            8,753           $      10,899
     6/25/2006           $            8,753           $      10,899
     6/26/2006           $            8,666           $      10,955
     6/27/2006           $            8,860           $      10,835
     6/28/2006           $            8,783           $      10,884
     6/29/2006           $            8,440           $      11,099
     6/30/2006           $            8,498           $      11,059
      7/1/2006           $            8,498           $      11,059
      7/2/2006           $            8,498           $      11,059
      7/3/2006           $            8,390           $      11,139
      7/4/2006           $            8,390           $      11,139
      7/5/2006           $            8,507           $      11,065
      7/6/2006           $            8,390           $      11,143
      7/7/2006           $            8,595           $      11,010
      7/8/2006           $            8,595           $      11,010
      7/9/2006           $            8,595           $      11,010
     7/10/2006           $            8,577           $      11,023
     7/11/2006           $            8,533           $      11,054
     7/12/2006           $            8,722           $      10,933
     7/13/2006           $            8,989           $      10,767
     7/14/2006           $            9,174           $      10,661
     7/15/2006           $            9,174           $      10,661
     7/16/2006           $            9,174           $      10,661
     7/17/2006           $            9,168           $      10,669
     7/18/2006           $            9,078           $      10,723
     7/19/2006           $            8,722           $      10,936
     7/20/2006           $            8,854           $      10,853
     7/21/2006           $            8,961           $      10,794
     7/22/2006           $            8,961           $      10,794
     7/23/2006           $            8,961           $      10,794
     7/24/2006           $            8,662           $      10,975
     7/25/2006           $            8,581           $      11,028
     7/26/2006           $            8,587           $      11,026
     7/27/2006           $            8,595           $      11,024
     7/28/2006           $            8,420           $      11,143
     7/29/2006           $            8,420           $      11,143
     7/30/2006           $            8,420           $      11,143
     7/31/2006           $            8,472           $      11,109
      8/1/2006           $            8,563           $      11,050
      8/2/2006           $            8,454           $      11,124
      8/3/2006           $            8,383           $      11,172
      8/4/2006           $            8,392           $      11,169
      8/5/2006           $            8,392           $      11,169
      8/6/2006           $            8,392           $      11,169
      8/7/2006           $            8,426           $      11,148
      8/8/2006           $            8,498           $      11,105
      8/9/2006           $            8,642           $      11,015
     8/10/2006           $            8,567           $      11,065
     8/11/2006           $            8,624           $      11,032
     8/12/2006           $            8,624           $      11,032
     8/13/2006           $            8,624           $      11,032
     8/14/2006           $            8,609           $      11,042
     8/15/2006           $            8,410           $      11,174
     8/16/2006           $            8,262           $      11,276
     8/17/2006           $            8,252           $      11,284
     8/18/2006           $            8,196           $      11,330
     8/19/2006           $            8,196           $      11,330
     8/20/2006           $            8,196           $      11,330
     8/21/2006           $            8,244           $      11,294
     8/22/2006           $            8,256           $      11,289
     8/23/2006           $            8,317           $      11,251
     8/24/2006           $            8,313           $      11,257
     8/25/2006           $            8,343           $      11,240
     8/26/2006           $            8,343           $      11,240
     8/27/2006           $            8,343           $      11,240
     8/28/2006           $            8,248           $      11,307
     8/29/2006           $            8,224           $      11,325
     8/30/2006           $            8,206           $      11,343
     8/31/2006           $            8,210           $      11,341
      9/1/2006           $            8,097           $      11,423
      9/2/2006           $            8,097           $      11,423
      9/3/2006           $            8,097           $      11,423
      9/4/2006           $            8,097           $      11,423
      9/5/2006           $            8,091           $      11,430
      9/6/2006           $            8,184           $      11,367
      9/7/2006           $            8,295           $      11,292
      9/8/2006           $            8,214           $      11,353
      9/9/2006           $            8,214           $      11,353
     9/10/2006           $            8,214           $      11,353
     9/11/2006           $            8,210           $      11,358
     9/12/2006           $            8,067           $      11,459
     9/13/2006           $            7,992           $      11,514
     9/14/2006           $            8,018           $      11,498
     9/15/2006           $            7,980           $      11,531
     9/16/2006           $            7,980           $      11,531
     9/17/2006           $            7,980           $      11,531
     9/18/2006           $            7,990           $      11,525
     9/19/2006           $            8,012           $      11,511
     9/20/2006           $            7,913           $      11,583
     9/21/2006           $            8,024           $      11,506
     9/22/2006           $            8,067           $      11,480
     9/23/2006           $            8,067           $      11,480
     9/24/2006           $            8,067           $      11,480
     9/25/2006           $            7,974           $      11,548
     9/26/2006           $            7,849           $      11,641
     9/27/2006           $            7,825           $      11,661
     9/28/2006           $            7,790           $      11,690
     9/29/2006           $            7,849           $      11,651
     9/30/2006           $            7,849           $      11,651
     10/1/2006           $            7,849           $      11,651
     10/2/2006           $            7,863           $      11,642
     10/3/2006           $            7,788           $      11,699
     10/4/2006           $            7,627           $      11,826
     10/5/2006           $            7,601           $      11,848
     10/6/2006           $            7,629           $      11,832
     10/7/2006           $            7,629           $      11,832
     10/8/2006           $            7,629           $      11,832
     10/9/2006           $            7,623           $      11,839
    10/10/2006           $            7,613           $      11,849
    10/11/2006           $            7,635           $      11,833
    10/12/2006           $            7,516           $      11,929
    10/13/2006           $            7,508           $      11,942
    10/14/2006           $            7,508           $      11,942
    10/15/2006           $            7,508           $      11,942
    10/16/2006           $            7,486           $      11,962
    10/17/2006           $            7,524           $      11,931
    10/18/2006           $            7,471           $      11,976
    10/19/2006           $            7,447           $      11,998
    10/20/2006           $            7,467           $      11,988
    10/21/2006           $            7,467           $      11,988
    10/22/2006           $            7,467           $      11,988
    10/23/2006           $            7,328           $      12,103
    10/24/2006           $            7,316           $      12,114
    10/25/2006           $            7,314           $      12,121
    10/26/2006           $            7,282           $      12,149
    10/27/2006           $            7,375           $      12,076
    10/28/2006           $            7,375           $      12,076
    10/29/2006           $            7,375           $      12,076
    10/30/2006           $            7,383           $      12,072
    10/31/2006           $            7,393           $      12,067
     11/1/2006           $            7,455           $      12,018
     11/2/2006           $            7,469           $      12,010
     11/3/2006           $            7,514           $      11,978
     11/4/2006           $            7,514           $      11,978
     11/5/2006           $            7,514           $      11,978
     11/6/2006           $            7,369           $      12,097
     11/7/2006           $            7,310           $      12,149
     11/8/2006           $            7,280           $      12,175
     11/9/2006           $            7,367           $      12,104
    11/10/2006           $            7,369           $      12,110
    11/11/2006           $            7,369           $      12,110
    11/12/2006           $            7,369           $      12,110
    11/13/2006           $            7,330           $      12,144
    11/14/2006           $            7,227           $      12,231
    11/15/2006           $            7,185           $      12,269
    11/16/2006           $            7,122           $      12,325
    11/17/2006           $            7,088           $      12,362
    11/18/2006           $            7,088           $      12,362
    11/19/2006           $            7,088           $      12,362
    11/20/2006           $            7,120           $      12,336
    11/21/2006           $            7,112           $      12,344
    11/22/2006           $            7,110           $      12,350
    11/23/2006           $            7,110           $      12,350
    11/24/2006           $            7,169           $      12,306
    11/25/2006           $            7,169           $      12,306
    11/26/2006           $            7,169           $      12,306
    11/27/2006           $            7,356           $      12,147
    11/28/2006           $            7,340           $      12,164
    11/29/2006           $            7,229           $      12,258
    11/30/2006           $            7,235           $      12,253
     12/1/2006           $            7,276           $      12,225
     12/2/2006           $            7,276           $      12,225
     12/3/2006           $            7,276           $      12,225
     12/4/2006           $            7,171           $      12,315
     12/5/2006           $            7,118           $      12,363
     12/6/2006           $            7,143           $      12,344
     12/7/2006           $            7,181           $      12,313
     12/8/2006           $            7,155           $      12,342
     12/9/2006           $            7,155           $      12,342
    12/10/2006           $            7,155           $      12,342
    12/11/2006           $            7,132           $      12,364
    12/12/2006           $            7,149           $      12,351
    12/13/2006           $            7,145           $      12,357
    12/14/2006           $            7,032           $      12,456
    12/15/2006           $            7,005           $      12,485
    12/16/2006           $            7,005           $      12,485
    12/17/2006           $            7,005           $      12,485
    12/18/2006           $            7,013           $      12,481
    12/19/2006           $            6,983           $      12,511
    12/20/2006           $            6,995           $      12,503
    12/21/2006           $            7,042           $      12,463
    12/22/2006           $            7,133           $      12,391
    12/23/2006           $            7,133           $      12,391
    12/24/2006           $            7,133           $      12,391
    12/25/2006           $            7,133           $      12,391
    12/26/2006           $            7,062           $      12,456
    12/27/2006           $            6,946           $      12,559
    12/28/2006           $            6,961           $      12,550
    12/29/2006           $            7,011           $      12,512
    12/30/2006           $            7,011           $      12,512
    12/31/2006           $            7,011           $      12,512




 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            INVERSE DYNAMIC          DOW JONES
                               DOW FUND             INDUSTRIAL
               DATE             H-CLASS            AVERAGE INDEX
            ----------      ---------------       ---------------
             2/20/2004      $        10,000       $        10,000
             2/21/2004      $        10,000       $        10,000
             2/22/2004      $        10,000       $        10,000
             2/23/2004      $        10,024       $         9,991
             2/24/2004      $        10,102       $         9,950
             2/25/2004      $        10,026       $         9,984
             2/26/2004      $        10,044       $         9,965
             2/27/2004      $        10,022       $         9,968
             2/28/2004      $        10,022       $         9,968
             2/29/2004      $        10,022       $         9,968
              3/1/2004      $         9,862       $        10,057
              3/2/2004      $        10,012       $         9,975
              3/3/2004      $        10,018       $         9,980
              3/4/2004      $        10,006       $         9,975
              3/5/2004      $         9,984       $         9,982
              3/6/2004      $         9,984       $         9,982
              3/7/2004      $         9,984       $         9,982
              3/8/2004      $        10,120       $         9,920
              3/9/2004      $        10,250       $         9,852
             3/10/2004      $        10,586       $         9,701
             3/11/2004      $        10,900       $         9,549
             3/12/2004      $        10,662       $         9,654
             3/13/2004      $        10,662       $         9,654
             3/14/2004      $        10,662       $         9,654
             3/15/2004      $        10,948       $         9,525
             3/16/2004      $        10,768       $         9,602
             3/17/2004      $        10,524       $         9,712
             3/18/2004      $        10,528       $         9,708
             3/19/2004      $        10,752       $         9,605
             3/20/2004      $        10,752       $         9,605
             3/21/2004      $        10,752       $         9,605
             3/22/2004      $        10,986       $         9,490
             3/23/2004      $        10,986       $         9,489
             3/24/2004      $        11,024       $         9,474
             3/25/2004      $        10,658       $         9,635
             3/26/2004      $        10,656       $         9,630
             3/27/2004      $        10,656       $         9,630
             3/28/2004      $        10,656       $         9,630
             3/29/2004      $        10,418       $         9,742
             3/30/2004      $        10,308       $         9,791
             3/31/2004      $        10,358       $         9,769
              4/1/2004      $        10,316       $         9,783
              4/2/2004      $        10,122       $         9,878
              4/3/2004      $        10,122       $         9,878
              4/4/2004      $        10,122       $         9,878
              4/5/2004      $         9,954       $         9,960
              4/6/2004      $         9,926       $         9,974
              4/7/2004      $        10,084       $         9,889
              4/8/2004      $        10,170       $         9,853
              4/9/2004      $        10,170       $         9,853
             4/10/2004      $        10,170       $         9,853
             4/11/2004      $        10,170       $         9,853
             4/12/2004      $        10,022       $         9,922
             4/13/2004      $        10,278       $         9,795
             4/14/2004      $        10,278       $         9,792
             4/15/2004      $        10,248       $         9,811
             4/16/2004      $        10,140       $         9,862
             4/17/2004      $        10,140       $         9,862
             4/18/2004      $        10,140       $         9,862
             4/19/2004      $        10,160       $         9,849
             4/20/2004      $        10,406       $         9,732
             4/21/2004      $        10,384       $         9,738
             4/22/2004      $        10,082       $         9,877
             4/23/2004      $        10,064       $         9,888
             4/24/2004      $        10,064       $         9,888
             4/25/2004      $        10,064       $         9,888
             4/26/2004      $        10,110       $         9,861
             4/27/2004      $        10,046       $         9,893
             4/28/2004      $        10,316       $         9,765
             4/29/2004      $        10,442       $         9,701
             4/30/2004      $        10,536       $         9,657
              5/1/2004      $        10,536       $         9,657
              5/2/2004      $        10,536       $         9,657
              5/3/2004      $        10,356       $         9,740
              5/4/2004      $        10,350       $         9,743
              5/5/2004      $        10,362       $         9,738
              5/6/2004      $        10,500       $         9,674
              5/7/2004      $        10,752       $         9,557
              5/8/2004      $        10,752       $         9,557
              5/9/2004      $        10,752       $         9,557
             5/10/2004      $        11,020       $         9,437
             5/11/2004      $        10,942       $         9,467
             5/12/2004      $        10,868       $         9,498
             5/13/2004      $        10,948       $         9,465
             5/14/2004      $        10,942       $         9,469
             5/15/2004      $        10,942       $         9,469
             5/16/2004      $        10,942       $         9,469
             5/17/2004      $        11,178       $         9,369
             5/18/2004      $        11,028       $         9,428
             5/19/2004      $        11,080       $         9,406
             5/20/2004      $        11,074       $         9,406
             5/21/2004      $        11,008       $         9,434
             5/22/2004      $        11,008       $         9,434
             5/23/2004      $        11,008       $         9,434
             5/24/2004      $        11,030       $         9,426
             5/25/2004      $        10,672       $         9,576
             5/26/2004      $        10,684       $         9,569
             5/27/2004      $        10,488       $         9,659
             5/28/2004      $        10,520       $         9,644
             5/29/2004      $        10,520       $         9,644
             5/30/2004      $        10,520       $         9,644
             5/31/2004      $        10,520       $         9,644
              6/1/2004      $        10,494       $         9,657
              6/2/2004      $        10,364       $         9,717
              6/3/2004      $        10,502       $         9,654
              6/4/2004      $        10,402       $         9,698
              6/5/2004      $        10,402       $         9,698
              6/6/2004      $        10,402       $         9,698
              6/7/2004      $        10,108       $         9,838
              6/8/2004      $        10,024       $         9,878
              6/9/2004      $        10,146       $         9,817
             6/10/2004      $        10,070       $         9,857
             6/11/2004      $        10,070       $         9,857
             6/12/2004      $        10,070       $         9,857
             6/13/2004      $        10,070       $         9,857
             6/14/2004      $        10,208       $         9,792
             6/15/2004      $        10,114       $         9,836
             6/16/2004      $        10,116       $         9,835
             6/17/2004      $        10,120       $         9,833
             6/18/2004      $        10,052       $         9,870
             6/19/2004      $        10,052       $         9,870
             6/20/2004      $        10,052       $         9,870
             6/21/2004      $        10,130       $         9,827
             6/22/2004      $        10,082       $         9,849
             6/23/2004      $         9,924       $         9,929
             6/24/2004      $         9,984       $         9,897
             6/25/2004      $        10,124       $         9,829
             6/26/2004      $        10,124       $         9,829
             6/27/2004      $        10,124       $         9,829
             6/28/2004      $        10,152       $         9,815
             6/29/2004      $        10,042       $         9,868
             6/30/2004      $         9,998       $         9,890
              7/1/2004      $        10,190       $         9,796
              7/2/2004      $        10,292       $         9,747
              7/3/2004      $        10,292       $         9,747
              7/4/2004      $        10,292       $         9,747
              7/5/2004      $        10,292       $         9,747
              7/6/2004      $        10,416       $         9,687
              7/7/2004      $        10,364       $         9,712
              7/8/2004      $        10,506       $         9,647
              7/9/2004      $        10,420       $         9,686
             7/10/2004      $        10,420       $         9,686
             7/11/2004      $        10,420       $         9,686
             7/12/2004      $        10,370       $         9,710
             7/13/2004      $        10,352       $         9,719
             7/14/2004      $        10,434       $         9,682
             7/15/2004      $        10,518       $         9,639
             7/16/2004      $        10,564       $         9,620
             7/17/2004      $        10,564       $         9,620
             7/18/2004      $        10,564       $         9,620
             7/19/2004      $        10,656       $         9,576
             7/20/2004      $        10,540       $         9,628
             7/21/2004      $        10,752       $         9,532
             7/22/2004      $        10,746       $         9,536
             7/23/2004      $        10,934       $         9,453
             7/24/2004      $        10,934       $         9,453
             7/25/2004      $        10,934       $         9,453
             7/26/2004      $        10,934       $         9,453
             7/27/2004      $        10,662       $         9,569
             7/28/2004      $        10,592       $         9,600
             7/29/2004      $        10,560       $         9,614
             7/30/2004      $        10,542       $         9,624
             7/31/2004      $        10,542       $         9,624
              8/1/2004      $        10,542       $         9,624
              8/2/2004      $        10,460       $         9,662
              8/3/2004      $        10,584       $         9,606
              8/4/2004      $        10,568       $         9,613
              8/5/2004      $        10,910       $         9,458
              8/6/2004      $        11,230       $         9,319
              8/7/2004      $        11,230       $         9,319
              8/8/2004      $        11,230       $         9,319
              8/9/2004      $        11,226       $         9,318
             8/10/2004      $        10,940       $         9,442
             8/11/2004      $        10,926       $         9,446
             8/12/2004      $        11,196       $         9,328
             8/13/2004      $        11,164       $         9,341
             8/14/2004      $        11,164       $         9,341
             8/15/2004      $        11,164       $         9,341
             8/16/2004      $        10,878       $         9,463
             8/17/2004      $        10,836       $         9,481
             8/18/2004      $        10,590       $         9,593
             8/19/2004      $        10,680       $         9,553
             8/20/2004      $        10,528       $         9,619
             8/21/2004      $        10,528       $         9,619
             8/22/2004      $        10,528       $         9,619
             8/23/2004      $        10,602       $         9,584
             8/24/2004      $        10,554       $         9,608
             8/25/2004      $        10,378       $         9,687
             8/26/2004      $        10,398       $         9,679
             8/27/2004      $        10,352       $         9,700
             8/28/2004      $        10,352       $         9,700
             8/29/2004      $        10,352       $         9,700
             8/30/2004      $        10,500       $         9,631
             8/31/2004      $        10,396       $         9,680
              9/1/2004      $        10,400       $         9,678
              9/2/2004      $        10,148       $         9,794
              9/3/2004      $        10,208       $         9,766
              9/4/2004      $        10,208       $         9,766
              9/5/2004      $        10,208       $         9,766
              9/6/2004      $        10,208       $         9,766
              9/7/2004      $        10,050       $         9,844
              9/8/2004      $        10,110       $         9,816
              9/9/2004      $        10,152       $         9,793
             9/10/2004      $        10,108       $         9,816
             9/11/2004      $        10,108       $         9,816
             9/12/2004      $        10,108       $         9,816
             9/13/2004      $        10,092       $         9,825
             9/14/2004      $        10,080       $         9,828
             9/15/2004      $        10,258       $         9,746
             9/16/2004      $        10,230       $         9,758
             9/17/2004      $        10,146       $         9,796
             9/18/2004      $        10,146       $         9,796
             9/19/2004      $        10,146       $         9,796
             9/20/2004      $        10,308       $         9,720
             9/21/2004      $        10,224       $         9,759
             9/22/2004      $        10,514       $         9,629
             9/23/2004      $        10,646       $         9,564
             9/24/2004      $        10,630       $         9,572
             9/25/2004      $        10,630       $         9,572
             9/26/2004      $        10,630       $         9,572
             9/27/2004      $        10,750       $         9,516
             9/28/2004      $        10,564       $         9,600
             9/29/2004      $        10,454       $         9,656
             9/30/2004      $        10,570       $         9,603
             10/1/2004      $        10,314       $         9,710
             10/2/2004      $        10,314       $         9,710
             10/3/2004      $        10,314       $         9,710
             10/4/2004      $        10,270       $         9,735
             10/5/2004      $        10,342       $         9,698
             10/6/2004      $        10,214       $         9,763
             10/7/2004      $        10,442       $         9,654
             10/8/2004      $        10,588       $         9,587
             10/9/2004      $        10,588       $         9,587
            10/10/2004      $        10,588       $         9,587
            10/11/2004      $        10,516       $         9,613
            10/12/2004      $        10,540       $         9,608
            10/13/2004      $        10,706       $         9,537
            10/14/2004      $        10,924       $         9,434
            10/15/2004      $        10,850       $         9,471
            10/16/2004      $        10,850       $         9,471
            10/17/2004      $        10,850       $         9,471
            10/18/2004      $        10,796       $         9,493
            10/19/2004      $        10,926       $         9,437
            10/20/2004      $        10,948       $         9,429
            10/21/2004      $        10,998       $         9,411
            10/22/2004      $        11,234       $         9,308
            10/23/2004      $        11,234       $         9,308
            10/24/2004      $        11,234       $         9,308
            10/25/2004      $        11,260       $         9,301
            10/26/2004      $        10,940       $         9,433
            10/27/2004      $        10,686       $         9,541
            10/28/2004      $        10,674       $         9,547
            10/29/2004      $        10,632       $         9,568
            10/30/2004      $        10,632       $         9,568
            10/31/2004      $        10,632       $         9,568
             11/1/2004      $        10,572       $         9,594
             11/2/2004      $        10,616       $         9,576
             11/3/2004      $        10,390       $         9,674
             11/4/2004      $        10,028       $         9,848
             11/5/2004      $         9,886       $         9,917
             11/6/2004      $         9,886       $         9,917
             11/7/2004      $         9,886       $         9,917
             11/8/2004      $         9,870       $         9,922
             11/9/2004      $         9,866       $         9,922
            11/10/2004      $         9,854       $         9,927
            11/11/2004      $         9,692       $        10,008
            11/12/2004      $         9,576       $        10,076
            11/13/2004      $         9,576       $        10,076
            11/14/2004      $         9,576       $        10,076
            11/15/2004      $         9,554       $        10,087
            11/16/2004      $         9,670       $        10,027
            11/17/2004      $         9,544       $        10,093
            11/18/2004      $         9,502       $        10,115
            11/19/2004      $         9,710       $        10,004
            11/20/2004      $         9,710       $        10,004
            11/21/2004      $         9,710       $        10,004
            11/22/2004      $         9,654       $        10,035
            11/23/2004      $         9,648       $        10,038
            11/24/2004      $         9,598       $        10,065
            11/25/2004      $         9,598       $        10,065
            11/26/2004      $         9,596       $        10,067
            11/27/2004      $         9,596       $        10,067
            11/28/2004      $         9,596       $        10,067
            11/29/2004      $         9,680       $        10,024
            11/30/2004      $         9,762       $         9,979
             12/1/2004      $         9,460       $        10,137
             12/2/2004      $         9,472       $        10,133
             12/3/2004      $         9,464       $        10,139
             12/4/2004      $         9,464       $        10,139
             12/5/2004      $         9,464       $        10,139
             12/6/2004      $         9,544       $        10,096
             12/7/2004      $         9,736       $         9,994
             12/8/2004      $         9,640       $        10,047
             12/9/2004      $         9,534       $        10,103
            12/10/2004      $         9,552       $        10,094
            12/11/2004      $         9,552       $        10,094
            12/12/2004      $         9,552       $        10,094
            12/13/2004      $         9,380       $        10,186
            12/14/2004      $         9,310       $        10,222
            12/15/2004      $         9,286       $        10,238
            12/16/2004      $         9,264       $        10,251
            12/17/2004      $         9,356       $        10,198
            12/18/2004      $         9,356       $        10,198
            12/19/2004      $         9,356       $        10,198
            12/20/2004      $         9,336       $        10,209
            12/21/2004      $         9,168       $        10,303
            12/22/2004      $         9,058       $        10,364
            12/23/2004      $         9,040       $        10,374
            12/24/2004      $         9,040       $        10,374
            12/25/2004      $         9,040       $        10,374
            12/26/2004      $         9,040       $        10,374
            12/27/2004      $         9,126       $        10,325
            12/28/2004      $         8,994       $        10,401
            12/29/2004      $         9,038       $        10,376
            12/30/2004      $         9,086       $        10,349
            12/31/2004      $         9,120       $        10,332
              1/1/2005      $         9,120       $        10,332
              1/2/2005      $         9,120       $        10,332
              1/3/2005      $         9,215       $        10,281
              1/4/2005      $         9,379       $        10,189
              1/5/2005      $         9,436       $        10,158
              1/6/2005      $         9,387       $        10,187
              1/7/2005      $         9,426       $        10,169
              1/8/2005      $         9,426       $        10,169
              1/9/2005      $         9,426       $        10,169
             1/10/2005      $         9,396       $        10,185
             1/11/2005      $         9,502       $        10,123
             1/12/2005      $         9,400       $        10,182
             1/13/2005      $         9,602       $        10,075
             1/14/2005      $         9,508       $        10,125
             1/15/2005      $         9,508       $        10,125
             1/16/2005      $         9,508       $        10,125
             1/17/2005      $         9,508       $        10,125
             1/18/2005      $         9,377       $        10,195
             1/19/2005      $         9,534       $        10,112
             1/20/2005      $         9,659       $        10,046
             1/21/2005      $         9,807       $         9,971
             1/22/2005      $         9,807       $         9,971
             1/23/2005      $         9,807       $         9,971
             1/24/2005      $         9,851       $         9,948
             1/25/2005      $         9,675       $        10,037
             1/26/2005      $         9,610       $        10,072
             1/27/2005      $         9,669       $        10,042
             1/28/2005      $         9,749       $        10,004
             1/29/2005      $         9,749       $        10,004
             1/30/2005      $         9,749       $        10,004
             1/31/2005      $         9,635       $        10,064
              2/1/2005      $         9,522       $        10,124
              2/2/2005      $         9,440       $        10,168
              2/3/2005      $         9,442       $        10,168
              2/4/2005      $         9,229       $        10,286
              2/5/2005      $         9,229       $        10,286
              2/6/2005      $         9,229       $        10,286
              2/7/2005      $         9,229       $        10,285
              2/8/2005      $         9,207       $        10,297
              2/9/2005      $         9,303       $        10,246
             2/10/2005      $         9,157       $        10,328
             2/11/2005      $         9,068       $        10,377
             2/12/2005      $         9,068       $        10,377
             2/13/2005      $         9,068       $        10,377
             2/14/2005      $         9,078       $        10,372
             2/15/2005      $         9,004       $        10,417
             2/16/2005      $         9,008       $        10,420
             2/17/2005      $         9,134       $        10,342
             2/18/2005      $         9,084       $        10,372
             2/19/2005      $         9,084       $        10,372
             2/20/2005      $         9,084       $        10,372
             2/21/2005      $         9,084       $        10,372
             2/22/2005      $         9,379       $        10,204
             2/23/2005      $         9,265       $        10,268
             2/24/2005      $         9,136       $        10,341
             2/25/2005      $         8,984       $        10,431
             2/26/2005      $         8,984       $        10,431
             2/27/2005      $         8,984       $        10,431
             2/28/2005      $         9,110       $        10,358
              3/1/2005      $         9,002       $        10,419
              3/2/2005      $         9,030       $        10,406
              3/3/2005      $         8,998       $        10,426
              3/4/2005      $         8,821       $        10,529
              3/5/2005      $         8,821       $        10,529
              3/6/2005      $         8,821       $        10,529
              3/7/2005      $         8,829       $        10,526
              3/8/2005      $         8,869       $        10,503
              3/9/2005      $         9,044       $        10,400
             3/10/2005      $         8,970       $        10,444
             3/11/2005      $         9,084       $        10,377
             3/12/2005      $         9,084       $        10,377
             3/13/2005      $         9,084       $        10,377
             3/14/2005      $         9,038       $        10,407
             3/15/2005      $         9,134       $        10,350
             3/16/2005      $         9,327       $        10,243
             3/17/2005      $         9,339       $        10,236
             3/18/2005      $         9,341       $        10,240
             3/19/2005      $         9,341       $        10,240
             3/20/2005      $         9,341       $        10,240
             3/21/2005      $         9,454       $        10,178
             3/22/2005      $         9,624       $        10,086
             3/23/2005      $         9,657       $        10,072
             3/24/2005      $         9,679       $        10,060
             3/25/2005      $         9,679       $        10,060
             3/26/2005      $         9,679       $        10,060
             3/27/2005      $         9,679       $        10,060
             3/28/2005      $         9,602       $        10,101
             3/29/2005      $         9,753       $        10,024
             3/30/2005      $         9,498       $        10,155
             3/31/2005      $         9,572       $        10,119
              4/1/2005      $         9,759       $        10,023
              4/2/2005      $         9,759       $        10,023
              4/3/2005      $         9,759       $        10,023
              4/4/2005      $         9,725       $        10,042
              4/5/2005      $         9,653       $        10,078
              4/6/2005      $         9,594       $        10,110
              4/7/2005      $         9,486       $        10,168
              4/8/2005      $         9,645       $        10,086
              4/9/2005      $         9,645       $        10,086
             4/10/2005      $         9,645       $        10,086
             4/11/2005      $         9,669       $        10,074
             4/12/2005      $         9,560       $        10,131
             4/13/2005      $         9,753       $        10,031
             4/14/2005      $         9,986       $         9,910
             4/15/2005      $        10,362       $         9,725
             4/16/2005      $        10,362       $         9,725
             4/17/2005      $        10,362       $         9,725
             4/18/2005      $        10,396       $         9,710
             4/19/2005      $        10,281       $         9,764
             4/20/2005      $        10,514       $         9,655
             4/21/2005      $        10,078       $         9,857
             4/22/2005      $        10,203       $         9,798
             4/23/2005      $        10,203       $         9,798
             4/24/2005      $        10,203       $         9,798
             4/25/2005      $        10,032       $         9,880
             4/26/2005      $        10,213       $         9,792
             4/27/2005      $        10,121       $         9,838
             4/28/2005      $        10,372       $         9,717
             4/29/2005      $        10,129       $         9,835
             4/30/2005      $        10,129       $         9,835
              5/1/2005      $        10,129       $         9,835
              5/2/2005      $        10,002       $         9,892
              5/3/2005      $         9,998       $         9,897
              5/4/2005      $         9,753       $        10,022
              5/5/2005      $         9,833       $         9,979
              5/6/2005      $         9,827       $         9,985
              5/7/2005      $         9,827       $         9,985
              5/8/2005      $         9,827       $         9,985
              5/9/2005      $         9,757       $        10,023
             5/10/2005      $         9,956       $         9,923
             5/11/2005      $         9,906       $         9,950
             5/12/2005      $        10,117       $         9,843
             5/13/2005      $        10,215       $         9,797
             5/14/2005      $        10,215       $         9,797
             5/15/2005      $        10,215       $         9,797
             5/16/2005      $         9,988       $         9,906
             5/17/2005      $         9,831       $         9,987
             5/18/2005      $         9,566       $        10,124
             5/19/2005      $         9,514       $        10,152
             5/20/2005      $         9,558       $        10,131
             5/21/2005      $         9,558       $        10,131
             5/22/2005      $         9,558       $        10,131
             5/23/2005      $         9,466       $        10,181
             5/24/2005      $         9,504       $        10,162
             5/25/2005      $         9,588       $        10,117
             5/26/2005      $         9,444       $        10,195
             5/27/2005      $         9,440       $        10,199
             5/28/2005      $         9,440       $        10,199
             5/29/2005      $         9,440       $        10,199
             5/30/2005      $         9,440       $        10,199
             5/31/2005      $         9,576       $        10,127
              6/1/2005      $         9,430       $        10,210
              6/2/2005      $         9,420       $        10,214
              6/3/2005      $         9,588       $        10,124
              6/4/2005      $         9,588       $        10,124
              6/5/2005      $         9,588       $        10,124
              6/6/2005      $         9,580       $        10,130
              6/7/2005      $         9,552       $        10,146
              6/8/2005      $         9,566       $        10,140
              6/9/2005      $         9,520       $        10,165
             6/10/2005      $         9,506       $        10,175
             6/11/2005      $         9,506       $        10,175
             6/12/2005      $         9,506       $        10,175
             6/13/2005      $         9,474       $        10,192
             6/14/2005      $         9,432       $        10,217
             6/15/2005      $         9,402       $        10,235
             6/16/2005      $         9,381       $        10,247
             6/17/2005      $         9,303       $        10,290
             6/18/2005      $         9,303       $        10,290
             6/19/2005      $         9,303       $        10,290
             6/20/2005      $         9,329       $        10,276
             6/21/2005      $         9,349       $        10,267
             6/22/2005      $         9,369       $        10,256
             6/23/2005      $         9,667       $        10,096
             6/24/2005      $         9,900       $         9,976
             6/25/2005      $         9,900       $         9,976
             6/26/2005      $         9,900       $         9,976
             6/27/2005      $         9,918       $         9,970
             6/28/2005      $         9,701       $        10,081
             6/29/2005      $         9,759       $        10,052
             6/30/2005      $         9,948       $         9,955
              7/1/2005      $         9,892       $         9,985
              7/2/2005      $         9,892       $         9,985
              7/3/2005      $         9,892       $         9,985
              7/4/2005      $         9,892       $         9,985
              7/5/2005      $         9,765       $        10,052
              7/6/2005      $         9,948       $         9,959
              7/7/2005      $         9,892       $         9,990
              7/8/2005      $         9,612       $        10,132
              7/9/2005      $         9,612       $        10,132
             7/10/2005      $         9,612       $        10,132
             7/11/2005      $         9,484       $        10,200
             7/12/2005      $         9,496       $        10,195
             7/13/2005      $         9,422       $        10,237
             7/14/2005      $         9,295       $        10,306
             7/15/2005      $         9,281       $        10,318
             7/16/2005      $         9,281       $        10,318
             7/17/2005      $         9,281       $        10,318
             7/18/2005      $         9,394       $        10,254
             7/19/2005      $         9,269       $        10,323
             7/20/2005      $         9,193       $        10,369
             7/21/2005      $         9,299       $        10,309
             7/22/2005      $         9,263       $        10,332
             7/23/2005      $         9,263       $        10,332
             7/24/2005      $         9,263       $        10,332
             7/25/2005      $         9,357       $        10,279
             7/26/2005      $         9,387       $        10,263
             7/27/2005      $         9,289       $        10,318
             7/28/2005      $         9,167       $        10,388
             7/29/2005      $         9,281       $        10,325
             7/30/2005      $         9,281       $        10,325
             7/31/2005      $         9,281       $        10,325
              8/1/2005      $         9,319       $        10,308
              8/2/2005      $         9,213       $        10,367
              8/3/2005      $         9,189       $        10,382
              8/4/2005      $         9,339       $        10,297
              8/5/2005      $         9,434       $        10,247
              8/6/2005      $         9,434       $        10,247
              8/7/2005      $         9,434       $        10,247
              8/8/2005      $         9,474       $        10,228
              8/9/2005      $         9,333       $        10,304
             8/10/2005      $         9,353       $        10,293
             8/11/2005      $         9,193       $        10,385
             8/12/2005      $         9,343       $        10,302
             8/13/2005      $         9,343       $        10,302
             8/14/2005      $         9,343       $        10,302
             8/15/2005      $         9,283       $        10,335
             8/16/2005      $         9,498       $        10,218
             8/17/2005      $         9,420       $        10,262
             8/18/2005      $         9,418       $        10,266
             8/19/2005      $         9,404       $        10,273
             8/20/2005      $         9,404       $        10,273
             8/21/2005      $         9,404       $        10,273
             8/22/2005      $         9,387       $        10,283
             8/23/2005      $         9,480       $        10,234
             8/24/2005      $         9,637       $        10,152
             8/25/2005      $         9,610       $        10,167
             8/26/2005      $         9,711       $        10,115
             8/27/2005      $         9,711       $        10,115
             8/28/2005      $         9,711       $        10,115
             8/29/2005      $         9,588       $        10,179
             8/30/2005      $         9,681       $        10,131
             8/31/2005      $         9,550       $        10,202
              9/1/2005      $         9,590       $        10,181
              9/2/2005      $         9,618       $        10,169
              9/3/2005      $         9,618       $        10,169
              9/4/2005      $         9,618       $        10,169
              9/5/2005      $         9,618       $        10,169
              9/6/2005      $         9,361       $        10,307
              9/7/2005      $         9,287       $        10,350
              9/8/2005      $         9,359       $        10,313
              9/9/2005      $         9,222       $        10,394
             9/10/2005      $         9,222       $        10,394
             9/11/2005      $         9,222       $        10,394
             9/12/2005      $         9,212       $        10,399
             9/13/2005      $         9,347       $        10,324
             9/14/2005      $         9,444       $        10,273
             9/15/2005      $         9,421       $        10,286
             9/16/2005      $         9,280       $        10,367
             9/17/2005      $         9,280       $        10,367
             9/18/2005      $         9,280       $        10,367
             9/19/2005      $         9,427       $        10,285
             9/20/2005      $         9,562       $        10,211
             9/21/2005      $         9,756       $        10,110
             9/22/2005      $         9,673       $        10,155
             9/23/2005      $         9,683       $        10,152
             9/24/2005      $         9,683       $        10,152
             9/25/2005      $         9,683       $        10,152
             9/26/2005      $         9,639       $        10,176
             9/27/2005      $         9,619       $        10,188
             9/28/2005      $         9,591       $        10,204
             9/29/2005      $         9,446       $        10,282
             9/30/2005      $         9,425       $        10,297
             10/1/2005      $         9,425       $        10,297
             10/2/2005      $         9,425       $        10,297
             10/3/2005      $         9,484       $        10,265
             10/4/2005      $         9,651       $        10,176
             10/5/2005      $         9,873       $        10,062
             10/6/2005      $         9,933       $        10,032
             10/7/2005      $         9,929       $        10,037
             10/8/2005      $         9,929       $        10,037
             10/9/2005      $         9,929       $        10,037
            10/10/2005      $        10,036       $         9,985
            10/11/2005      $        10,012       $         9,999
            10/12/2005      $        10,088       $         9,964
            10/13/2005      $        10,088       $         9,963
            10/14/2005      $         9,953       $        10,032
            10/15/2005      $         9,953       $        10,032
            10/16/2005      $         9,953       $        10,032
            10/17/2005      $         9,840       $        10,092
            10/18/2005      $         9,961       $        10,030
            10/19/2005      $         9,713       $        10,158
            10/20/2005      $         9,961       $        10,030
            10/21/2005      $        10,092       $         9,966
            10/22/2005      $        10,092       $         9,966
            10/23/2005      $        10,092       $         9,966
            10/24/2005      $         9,758       $        10,132
            10/25/2005      $         9,776       $        10,125
            10/26/2005      $         9,840       $        10,093
            10/27/2005      $        10,062       $         9,981
            10/28/2005      $         9,732       $        10,149
            10/29/2005      $         9,732       $        10,149
            10/30/2005      $         9,732       $        10,149
            10/31/2005      $         9,665       $        10,186
             11/1/2005      $         9,724       $        10,153
             11/2/2005      $         9,603       $        10,219
             11/3/2005      $         9,504       $        10,271
             11/4/2005      $         9,498       $        10,279
             11/5/2005      $         9,498       $        10,279
             11/6/2005      $         9,498       $        10,279
             11/7/2005      $         9,401       $        10,333
             11/8/2005      $         9,464       $        10,299
             11/9/2005      $         9,456       $        10,305
            11/10/2005      $         9,272       $        10,405
            11/11/2005      $         9,202       $        10,450
            11/12/2005      $         9,202       $        10,450
            11/13/2005      $         9,202       $        10,450
            11/14/2005      $         9,184       $        10,461
            11/15/2005      $         9,204       $        10,451
            11/16/2005      $         9,220       $        10,443
            11/17/2005      $         9,145       $        10,488
            11/18/2005      $         9,069       $        10,535
            11/19/2005      $         9,069       $        10,535
            11/20/2005      $         9,069       $        10,535
            11/21/2005      $         8,978       $        10,588
            11/22/2005      $         8,896       $        10,642
            11/23/2005      $         8,823       $        10,685
            11/24/2005      $         8,823       $        10,685
            11/25/2005      $         8,803       $        10,701
            11/26/2005      $         8,803       $        10,701
            11/27/2005      $         8,803       $        10,701
            11/28/2005      $         8,869       $        10,661
            11/29/2005      $         8,875       $        10,661
            11/30/2005      $         9,004       $        10,585
             12/1/2005      $         8,829       $        10,689
             12/2/2005      $         8,894       $        10,655
             12/3/2005      $         8,894       $        10,655
             12/4/2005      $         8,894       $        10,655
             12/5/2005      $         8,964       $        10,613
             12/6/2005      $         8,932       $        10,634
             12/7/2005      $         9,010       $        10,589
             12/8/2005      $         9,101       $        10,537
             12/9/2005      $         9,069       $        10,560
            12/10/2005      $         9,069       $        10,560
            12/11/2005      $         9,069       $        10,560
            12/12/2005      $         9,087       $        10,550
            12/13/2005      $         8,996       $        10,605
            12/14/2005      $         8,898       $        10,665
            12/15/2005      $         8,902       $        10,663
            12/16/2005      $         8,918       $        10,657
            12/17/2005      $         8,918       $        10,657
            12/18/2005      $         8,918       $        10,657
            12/19/2005      $         8,986       $        10,619
            12/20/2005      $         9,041       $        10,588
            12/21/2005      $         8,996       $        10,616
            12/22/2005      $         8,904       $        10,672
            12/23/2005      $         8,913       $        10,673
            12/24/2005      $         8,913       $        10,673
            12/25/2005      $         8,913       $        10,673
            12/26/2005      $         8,913       $        10,673
            12/27/2005      $         9,089       $        10,569
            12/28/2005      $         9,063       $        10,587
            12/29/2005      $         9,083       $        10,576
            12/30/2005      $         9,206       $        10,510
            12/31/2005      $         9,206       $        10,510
              1/1/2006      $         9,206       $        10,510
              1/2/2006      $         9,206       $        10,510
              1/3/2006      $         8,984       $        10,637
              1/4/2006      $         8,927       $        10,673
              1/5/2006      $         8,927       $        10,675
              1/6/2006      $         8,800       $        10,757
              1/7/2006      $         8,800       $        10,757
              1/8/2006      $         8,800       $        10,757
              1/9/2006      $         8,718       $        10,808
             1/10/2006      $         8,722       $        10,808
             1/11/2006      $         8,675       $        10,839
             1/12/2006      $         8,802       $        10,760
             1/13/2006      $         8,816       $        10,757
             1/14/2006      $         8,816       $        10,757
             1/15/2006      $         8,816       $        10,757
             1/16/2006      $         8,816       $        10,757
             1/17/2006      $         8,923       $        10,695
             1/18/2006      $         8,988       $        10,658
             1/19/2006      $         8,952       $        10,684
             1/20/2006      $         9,307       $        10,474
             1/21/2006      $         9,307       $        10,474
             1/22/2006      $         9,307       $        10,474
             1/23/2006      $         9,272       $        10,495
             1/24/2006      $         9,236       $        10,518
             1/25/2006      $         9,236       $        10,516
             1/26/2006      $         9,073       $        10,614
             1/27/2006      $         8,919       $        10,710
             1/28/2006      $         8,919       $        10,710
             1/29/2006      $         8,919       $        10,710
             1/30/2006      $         8,931       $        10,702
             1/31/2006      $         8,992       $        10,668
              2/1/2006      $         8,845       $        10,757
              2/2/2006      $         9,002       $        10,660
              2/3/2006      $         9,107       $        10,604
              2/4/2006      $         9,107       $        10,604
              2/5/2006      $         9,107       $        10,604
              2/6/2006      $         9,103       $        10,608
              2/7/2006      $         9,186       $        10,561
              2/8/2006      $         8,992       $        10,676
              2/9/2006      $         8,954       $        10,700
             2/10/2006      $         8,899       $        10,736
             2/11/2006      $         8,899       $        10,736
             2/12/2006      $         8,899       $        10,736
             2/13/2006      $         8,942       $        10,712
             2/14/2006      $         8,720       $        10,848
             2/15/2006      $         8,669       $        10,881
             2/16/2006      $         8,576       $        10,941
             2/17/2006      $         8,595       $        10,936
             2/18/2006      $         8,595       $        10,936
             2/19/2006      $         8,595       $        10,936
             2/20/2006      $         8,595       $        10,936
             2/21/2006      $         8,669       $        10,890
             2/22/2006      $         8,562       $        10,961
             2/23/2006      $         8,661       $        10,898
             2/24/2006      $         8,675       $        10,893
             2/25/2006      $         8,675       $        10,893
             2/26/2006      $         8,675       $        10,893
             2/27/2006      $         8,625       $        10,928
             2/28/2006      $         8,788       $        10,826
              3/1/2006      $         8,695       $        10,886
              3/2/2006      $         8,740       $        10,859
              3/3/2006      $         8,756       $        10,855
              3/4/2006      $         8,756       $        10,855
              3/5/2006      $         8,756       $        10,855
              3/6/2006      $         8,855       $        10,793
              3/7/2006      $         8,827       $        10,816
              3/8/2006      $         8,782       $        10,843
              3/9/2006      $         8,835       $        10,810
             3/10/2006      $         8,679       $        10,913
             3/11/2006      $         8,679       $        10,913
             3/12/2006      $         8,679       $        10,913
             3/13/2006      $         8,661       $        10,922
             3/14/2006      $         8,550       $        10,996
             3/15/2006      $         8,457       $        11,055
             3/16/2006      $         8,395       $        11,098
             3/17/2006      $         8,367       $        11,124
             3/18/2006      $         8,367       $        11,124
             3/19/2006      $         8,367       $        11,124
             3/20/2006      $         8,375       $        11,119
             3/21/2006      $         8,437       $        11,081
             3/22/2006      $         8,318       $        11,161
             3/23/2006      $         8,383       $        11,115
             3/24/2006      $         8,383       $        11,125
             3/25/2006      $         8,383       $        11,125
             3/26/2006      $         8,383       $        11,125
             3/27/2006      $         8,425       $        11,095
             3/28/2006      $         8,572       $        11,001
             3/29/2006      $         8,484       $        11,061
             3/30/2006      $         8,582       $        10,997
             3/31/2006      $         8,655       $        10,956
              4/1/2006      $         8,655       $        10,956
              4/2/2006      $         8,655       $        10,956
              4/3/2006      $         8,603       $        10,991
              4/4/2006      $         8,512       $        11,052
              4/5/2006      $         8,459       $        11,088
              4/6/2006      $         8,488       $        11,071
              4/7/2006      $         8,641       $        10,976
              4/8/2006      $         8,641       $        10,976
              4/9/2006      $         8,641       $        10,976
             4/10/2006      $         8,613       $        10,997
             4/11/2006      $         8,695       $        10,946
             4/12/2006      $         8,635       $        10,986
             4/13/2006      $         8,635       $        10,994
             4/14/2006      $         8,635       $        10,994
             4/15/2006      $         8,635       $        10,994
             4/16/2006      $         8,635       $        10,994
             4/17/2006      $         8,736       $        10,931
             4/18/2006      $         8,431       $        11,123
             4/19/2006      $         8,415       $        11,135
             4/20/2006      $         8,320       $        11,201
             4/21/2006      $         8,322       $        11,205
             4/22/2006      $         8,322       $        11,205
             4/23/2006      $         8,322       $        11,205
             4/24/2006      $         8,342       $        11,194
             4/25/2006      $         8,423       $        11,142
             4/26/2006      $         8,318       $        11,212
             4/27/2006      $         8,274       $        11,244
             4/28/2006      $         8,304       $        11,228
             4/29/2006      $         8,304       $        11,228
             4/30/2006      $         8,304       $        11,228
              5/1/2006      $         8,342       $        11,205
              5/2/2006      $         8,237       $        11,277
              5/3/2006      $         8,260       $        11,263
              5/4/2006      $         8,207       $        11,301
              5/5/2006      $         8,015       $        11,438
              5/6/2006      $         8,015       $        11,438
              5/7/2006      $         8,015       $        11,438
              5/8/2006      $         8,005       $        11,448
              5/9/2006      $         7,935       $        11,502
             5/10/2006      $         7,921       $        11,514
             5/11/2006      $         8,110       $        11,376
             5/12/2006      $         8,290       $        11,258
             5/13/2006      $         8,290       $        11,258
             5/14/2006      $         8,290       $        11,258
             5/15/2006      $         8,221       $        11,306
             5/16/2006      $         8,237       $        11,297
             5/17/2006      $         8,534       $        11,094
             5/18/2006      $         8,655       $        11,017
             5/19/2006      $         8,639       $        11,033
             5/20/2006      $         8,639       $        11,033
             5/21/2006      $         8,639       $        11,033
             5/22/2006      $         8,671       $        11,014
             5/23/2006      $         8,716       $        10,988
             5/24/2006      $         8,689       $        11,006
             5/25/2006      $         8,540       $        11,102
             5/26/2006      $         8,449       $        11,169
             5/27/2006      $         8,449       $        11,169
             5/28/2006      $         8,449       $        11,169
             5/29/2006      $         8,449       $        11,169
             5/30/2006      $         8,728       $        10,987
             5/31/2006      $         8,613       $        11,064
              6/1/2006      $         8,475       $        11,155
              6/2/2006      $         8,500       $        11,143
              6/3/2006      $         8,500       $        11,143
              6/4/2006      $         8,500       $        11,143
              6/5/2006      $         8,804       $        10,946
              6/6/2006      $         8,881       $        10,901
              6/7/2006      $         9,002       $        10,830
              6/8/2006      $         8,992       $        10,838
              6/9/2006      $         9,077       $        10,791
             6/10/2006      $         9,077       $        10,791
             6/11/2006      $         9,077       $        10,791
             6/12/2006      $         9,242       $        10,694
             6/13/2006      $         9,379       $        10,617
             6/14/2006      $         9,186       $        10,727
             6/15/2006      $         8,853       $        10,923
             6/16/2006      $         8,863       $        10,923
             6/17/2006      $         8,863       $        10,923
             6/18/2006      $         8,863       $        10,923
             6/19/2006      $         8,982       $        10,851
             6/20/2006      $         8,931       $        10,883
             6/21/2006      $         8,764       $        10,987
             6/22/2006      $         8,861       $        10,929
             6/23/2006      $         8,915       $        10,899
             6/24/2006      $         8,915       $        10,899
             6/25/2006      $         8,915       $        10,899
             6/26/2006      $         8,829       $        10,955
             6/27/2006      $         9,024       $        10,835
             6/28/2006      $         8,946       $        10,884
             6/29/2006      $         8,599       $        11,099
             6/30/2006      $         8,659       $        11,059
              7/1/2006      $         8,659       $        11,059
              7/2/2006      $         8,659       $        11,059
              7/3/2006      $         8,548       $        11,139
              7/4/2006      $         8,548       $        11,139
              7/5/2006      $         8,665       $        11,065
              7/6/2006      $         8,548       $        11,143
              7/7/2006      $         8,758       $        11,010
              7/8/2006      $         8,758       $        11,010
              7/9/2006      $         8,758       $        11,010
             7/10/2006      $         8,740       $        11,023
             7/11/2006      $         8,693       $        11,054
             7/12/2006      $         8,887       $        10,933
             7/13/2006      $         9,159       $        10,767
             7/14/2006      $         9,349       $        10,661
             7/15/2006      $         9,349       $        10,661
             7/16/2006      $         9,349       $        10,661
             7/17/2006      $         9,343       $        10,669
             7/18/2006      $         9,250       $        10,723
             7/19/2006      $         8,889       $        10,936
             7/20/2006      $         9,022       $        10,853
             7/21/2006      $         9,131       $        10,794
             7/22/2006      $         9,131       $        10,794
             7/23/2006      $         9,131       $        10,794
             7/24/2006      $         8,827       $        10,975
             7/25/2006      $         8,746       $        11,028
             7/26/2006      $         8,752       $        11,026
             7/27/2006      $         8,760       $        11,024
             7/28/2006      $         8,582       $        11,143
             7/29/2006      $         8,582       $        11,143
             7/30/2006      $         8,582       $        11,143
             7/31/2006      $         8,637       $        11,109
              8/1/2006      $         8,728       $        11,050
              8/2/2006      $         8,617       $        11,124
              8/3/2006      $         8,544       $        11,172
              8/4/2006      $         8,554       $        11,169
              8/5/2006      $         8,554       $        11,169
              8/6/2006      $         8,554       $        11,169
              8/7/2006      $         8,588       $        11,148
              8/8/2006      $         8,663       $        11,105
              8/9/2006      $         8,808       $        11,015
             8/10/2006      $         8,734       $        11,065
             8/11/2006      $         8,792       $        11,032
             8/12/2006      $         8,792       $        11,032
             8/13/2006      $         8,792       $        11,032
             8/14/2006      $         8,778       $        11,042
             8/15/2006      $         8,574       $        11,174
             8/16/2006      $         8,423       $        11,276
             8/17/2006      $         8,415       $        11,284
             8/18/2006      $         8,356       $        11,330
             8/19/2006      $         8,356       $        11,330
             8/20/2006      $         8,356       $        11,330
             8/21/2006      $         8,407       $        11,294
             8/22/2006      $         8,421       $        11,289
             8/23/2006      $         8,482       $        11,251
             8/24/2006      $         8,477       $        11,257
             8/25/2006      $         8,508       $        11,240
             8/26/2006      $         8,508       $        11,240
             8/27/2006      $         8,508       $        11,240
             8/28/2006      $         8,411       $        11,307
             8/29/2006      $         8,389       $        11,325
             8/30/2006      $         8,369       $        11,343
             8/31/2006      $         8,373       $        11,341
              9/1/2006      $         8,260       $        11,423
              9/2/2006      $         8,260       $        11,423
              9/3/2006      $         8,260       $        11,423
              9/4/2006      $         8,260       $        11,423
              9/5/2006      $         8,254       $        11,430
              9/6/2006      $         8,348       $        11,367
              9/7/2006      $         8,461       $        11,292
              9/8/2006      $         8,379       $        11,353
              9/9/2006      $         8,379       $        11,353
             9/10/2006      $         8,379       $        11,353
             9/11/2006      $         8,375       $        11,358
             9/12/2006      $         8,229       $        11,459
             9/13/2006      $         8,155       $        11,514
             9/14/2006      $         8,179       $        11,498
             9/15/2006      $         8,141       $        11,531
             9/16/2006      $         8,141       $        11,531
             9/17/2006      $         8,141       $        11,531
             9/18/2006      $         8,151       $        11,525
             9/19/2006      $         8,175       $        11,511
             9/20/2006      $         8,076       $        11,583
             9/21/2006      $         8,187       $        11,506
             9/22/2006      $         8,231       $        11,480
             9/23/2006      $         8,231       $        11,480
             9/24/2006      $         8,231       $        11,480
             9/25/2006      $         8,137       $        11,548
             9/26/2006      $         8,009       $        11,641
             9/27/2006      $         7,985       $        11,661
             9/28/2006      $         7,951       $        11,690
             9/29/2006      $         8,011       $        11,651
             9/30/2006      $         8,011       $        11,651
             10/1/2006      $         8,011       $        11,651
             10/2/2006      $         8,026       $        11,642
             10/3/2006      $         7,949       $        11,699
             10/4/2006      $         7,783       $        11,826
             10/5/2006      $         7,757       $        11,848
             10/6/2006      $         7,785       $        11,832
             10/7/2006      $         7,785       $        11,832
             10/8/2006      $         7,785       $        11,832
             10/9/2006      $         7,779       $        11,839
            10/10/2006      $         7,769       $        11,849
            10/11/2006      $         7,794       $        11,833
            10/12/2006      $         7,670       $        11,929
            10/13/2006      $         7,662       $        11,942
            10/14/2006      $         7,662       $        11,942
            10/15/2006      $         7,662       $        11,942
            10/16/2006      $         7,640       $        11,962
            10/17/2006      $         7,681       $        11,931
            10/18/2006      $         7,628       $        11,976
            10/19/2006      $         7,604       $        11,998
            10/20/2006      $         7,624       $        11,988
            10/21/2006      $         7,624       $        11,988
            10/22/2006      $         7,624       $        11,988
            10/23/2006      $         7,481       $        12,103
            10/24/2006      $         7,469       $        12,114
            10/25/2006      $         7,467       $        12,121
            10/26/2006      $         7,432       $        12,149
            10/27/2006      $         7,529       $        12,076
            10/28/2006      $         7,529       $        12,076
            10/29/2006      $         7,529       $        12,076
            10/30/2006      $         7,537       $        12,072
            10/31/2006      $         7,547       $        12,067
             11/1/2006      $         7,612       $        12,018
             11/2/2006      $         7,628       $        12,010
             11/3/2006      $         7,673       $        11,978
             11/4/2006      $         7,673       $        11,978
             11/5/2006      $         7,673       $        11,978
             11/6/2006      $         7,525       $        12,097
             11/7/2006      $         7,465       $        12,149
             11/8/2006      $         7,434       $        12,175
             11/9/2006      $         7,523       $        12,104
            11/10/2006      $         7,525       $        12,110
            11/11/2006      $         7,525       $        12,110
            11/12/2006      $         7,525       $        12,110
            11/13/2006      $         7,485       $        12,144
            11/14/2006      $         7,380       $        12,231
            11/15/2006      $         7,338       $        12,269
            11/16/2006      $         7,275       $        12,325
            11/17/2006      $         7,239       $        12,362
            11/18/2006      $         7,239       $        12,362
            11/19/2006      $         7,239       $        12,362
            11/20/2006      $         7,271       $        12,336
            11/21/2006      $         7,265       $        12,344
            11/22/2006      $         7,265       $        12,350
            11/23/2006      $         7,265       $        12,350
            11/24/2006      $         7,323       $        12,306
            11/25/2006      $         7,323       $        12,306
            11/26/2006      $         7,323       $        12,306
            11/27/2006      $         7,515       $        12,147
            11/28/2006      $         7,499       $        12,164
            11/29/2006      $         7,386       $        12,258
            11/30/2006      $         7,392       $        12,253
             12/1/2006      $         7,432       $        12,225
             12/2/2006      $         7,432       $        12,225
             12/3/2006      $         7,432       $        12,225
             12/4/2006      $         7,326       $        12,315
             12/5/2006      $         7,273       $        12,363
             12/6/2006      $         7,299       $        12,344
             12/7/2006      $         7,338       $        12,313
             12/8/2006      $         7,311       $        12,342
             12/9/2006      $         7,311       $        12,342
            12/10/2006      $         7,311       $        12,342
            12/11/2006      $         7,287       $        12,364
            12/12/2006      $         7,305       $        12,351
            12/13/2006      $         7,301       $        12,357
            12/14/2006      $         7,186       $        12,456
            12/15/2006      $         7,160       $        12,485
            12/16/2006      $         7,160       $        12,485
            12/17/2006      $         7,160       $        12,485
            12/18/2006      $         7,168       $        12,481
            12/19/2006      $         7,138       $        12,511
            12/20/2006      $         7,150       $        12,503
            12/21/2006      $         7,198       $        12,463
            12/22/2006      $         7,292       $        12,391
            12/23/2006      $         7,292       $        12,391
            12/24/2006      $         7,292       $        12,391
            12/25/2006      $         7,292       $        12,391
            12/26/2006      $         7,219       $        12,456
            12/27/2006      $         7,101       $        12,559
            12/28/2006      $         7,115       $        12,550
            12/29/2006      $         7,168       $        12,512
            12/30/2006      $         7,168       $        12,512
            12/31/2006      $         7,168       $        12,512

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
---------------------------------------------------------------------------------------------------------
                                             A-CLASS                C-CLASS                H-CLASS
                                            (09/01/04)             (02/20/04)             (02/20/04)
---------------------------------------------------------------------------------------------------------
                                         ONE        SINCE       ONE        SINCE       ONE        SINCE
                                         YEAR     INCEPTION     YEAR     INCEPTION     YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC DOW FUND               -22.14%     -14.75%    -22.69%     -11.66%    -22.14%    -10.98%
DOW JONES INDUSTRIAL AVERAGE INDEX      19.05%      11.64%     19.05%       8.14%     19.05%      8.14%
---------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                           DOW JONES INDUSTRIAL
                                INVERSE DYNAMIC DOW FUND       AVERAGE INDEX
                                ------------------------   --------------------
Other                                                               9.6%
Industrials                                                        24.0%
Consumer Staples                                                   15.7%
Financials                                                         15.2%
Information Technology                                             12.1%
Consumer Discretionary                                              9.6%
Health Care                                                         8.7%
Materials                                                           5.1%
Futures Contracts Short Sales                -37.0%
Equity Index Swap Agreements Short Sales    -162.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 13

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index.

INCEPTION: May 31, 2006

Small-cap stocks generally outperformed both mid-cap and large-cap stocks for the year ended December 31, 2006. The Russell 2000(R) Index returned 18.37% for the year, while large- and mid-cap indices returned 15.78% and 10.31% respectively. All of the sectors had positive returns. Energy, consumer discretionary, health care and information technology lagged the index performance. Basic materials, telecommunication services, consumer staples and utilities--the smallest of the sectors, with a total weight of less than 12%--had an average return of 31%, boosting the index return. Russell 2000(R) Index value stocks outperformed Russell 2000(R) Index growth stocks by more than 10% in 2006.

For the year, Rydex Dynamic Russell 2000(R) Fund H-Class produced returns of 13.53%. It achieved a daily correlation of 99% to its benchmark of 200% of the daily price movement of the Russell 2000(R) Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        DYNAMIC RUSSELL
                            2000(R)                           RUSSELL 2000(R)
DATE                      FUND C-CLASS                            INDEX
----------              ---------------                   ------------------

 5/31/2006                $   10,000                      $         10,000
  6/1/2006                $   10,452                      $         10,215
  6/2/2006                $   10,480                      $         10,228
  6/3/2006                $   10,480                      $         10,228
  6/4/2006                $   10,480                      $         10,228
  6/5/2006                $    9,792                      $          9,902
  6/6/2006                $    9,720                      $          9,861
  6/7/2006                $    9,588                      $          9,804
  6/8/2006                $    9,588                      $          9,801
  6/9/2006                $    9,452                      $          9,730
 6/10/2006                $    9,452                      $          9,730
 6/11/2006                $    9,452                      $          9,730
 6/12/2006                $    8,940                      $          9,477
 6/13/2006                $    8,664                      $          9,334
 6/14/2006                $    8,784                      $          9,396
 6/15/2006                $    9,424                      $          9,729
 6/16/2006                $    9,196                      $          9,618
 6/17/2006                $    9,196                      $          9,618
 6/18/2006                $    9,196                      $          9,618
 6/19/2006                $    8,864                      $          9,448
 6/20/2006                $    8,784                      $          9,403
 6/21/2006                $    9,132                      $          9,586
 6/22/2006                $    9,060                      $          9,549
 6/23/2006                $    9,128                      $          9,579
 6/24/2006                $    9,128                      $          9,579
 6/25/2006                $    9,128                      $          9,579
 6/26/2006                $    9,356                      $          9,697
 6/27/2006                $    9,020                      $          9,534
 6/28/2006                $    9,060                      $          9,555
 6/29/2006                $    9,764                      $          9,920
 6/30/2006                $    9,992                      $         10,064
  7/1/2006                $    9,992                      $         10,064
  7/2/2006                $    9,992                      $         10,064
  7/3/2006                $   10,200                      $         10,150
  7/4/2006                $   10,200                      $         10,150
  7/5/2006                $    9,888                      $          9,998
  7/6/2006                $    9,924                      $         10,010
  7/7/2006                $    9,600                      $          9,853
  7/8/2006                $    9,600                      $          9,853
  7/9/2006                $    9,600                      $          9,853
 7/10/2006                $    9,588                      $          9,850
 7/11/2006                $    9,732                      $          9,924
 7/12/2006                $    9,368                      $          9,741
 7/13/2006                $    8,996                      $          9,548
 7/14/2006                $    8,824                      $          9,464
 7/15/2006                $    8,824                      $          9,464
 7/16/2006                $    8,824                      $          9,464
 7/17/2006                $    8,724                      $          9,415
 7/18/2006                $    8,816                      $          9,470
 7/19/2006                $    9,360                      $          9,758
 7/20/2006                $    8,856                      $          9,498
 7/21/2006                $    8,548                      $          9,336
 7/22/2006                $    8,548                      $          9,336
 7/23/2006                $    8,548                      $          9,336
 7/24/2006                $    9,032                      $          9,598
 7/25/2006                $    9,200                      $          9,690
 7/26/2006                $    9,108                      $          9,649
 7/27/2006                $    8,880                      $          9,529
 7/28/2006                $    9,256                      $          9,729
 7/29/2006                $    9,256                      $          9,729
 7/30/2006                $    9,256                      $          9,729
 7/31/2006                $    9,256                      $          9,737
  8/1/2006                $    8,980                      $          9,589
  8/2/2006                $    9,164                      $          9,685
  8/3/2006                $    9,376                      $          9,791
  8/4/2006                $    9,284                      $          9,748
  8/5/2006                $    9,284                      $          9,748
  8/6/2006                $    9,284                      $          9,748
  8/7/2006                $    9,144                      $          9,676
  8/8/2006                $    8,924                      $          9,557
  8/9/2006                $    8,756                      $          9,468
 8/10/2006                $    8,880                      $          9,542
 8/11/2006                $    8,692                      $          9,442
 8/12/2006                $    8,692                      $          9,442
 8/13/2006                $    8,692                      $          9,442
 8/14/2006                $    8,756                      $          9,480
 8/15/2006                $    9,176                      $          9,704
 8/16/2006                $    9,432                      $          9,837
 8/17/2006                $    9,512                      $          9,885
 8/18/2006                $    9,532                      $          9,898
 8/19/2006                $    9,532                      $          9,898
 8/20/2006                $    9,532                      $          9,898
 8/21/2006                $    9,364                      $          9,809
 8/22/2006                $    9,412                      $          9,843
 8/23/2006                $    9,156                      $          9,714
 8/24/2006                $    9,156                      $          9,719
 8/25/2006                $    9,156                      $          9,726
 8/26/2006                $    9,156                      $          9,726
 8/27/2006                $    9,156                      $          9,726
 8/28/2006                $    9,344                      $          9,829
 8/29/2006                $    9,552                      $          9,944
 8/30/2006                $    9,704                      $         10,026
 8/31/2006                $    9,696                      $         10,025
  9/1/2006                $    9,728                      $         10,040
  9/2/2006                $    9,728                      $         10,040
  9/3/2006                $    9,728                      $         10,040
  9/4/2006                $    9,728                      $         10,040
  9/5/2006                $    9,892                      $         10,122
  9/6/2006                $    9,468                      $          9,908
  9/7/2006                $    9,308                      $          9,831
  9/8/2006                $    9,364                      $          9,860
  9/9/2006                $    9,364                      $          9,860
 9/10/2006                $    9,364                      $          9,860
 9/11/2006                $    9,340                      $          9,847
 9/12/2006                $    9,780                      $         10,083
 9/13/2006                $    9,952                      $         10,172
 9/14/2006                $    9,864                      $         10,129
 9/15/2006                $    9,912                      $         10,153
 9/16/2006                $    9,912                      $         10,153
 9/17/2006                $    9,912                      $         10,153
 9/18/2006                $    9,904                      $         10,146
 9/19/2006                $    9,808                      $         10,099
 9/20/2006                $   10,052                      $         10,226
 9/21/2006                $    9,840                      $         10,124
 9/22/2006                $    9,616                      $         10,005
 9/23/2006                $    9,616                      $         10,005
 9/24/2006                $    9,616                      $         10,005
 9/25/2006                $    9,844                      $         10,123
 9/26/2006                $    9,920                      $         10,159
 9/27/2006                $   10,008                      $         10,204
 9/28/2006                $    9,992                      $         10,205
 9/29/2006                $    9,788                      $         10,109
 9/30/2006                $    9,788                      $         10,109
 10/1/2006                $    9,788                      $         10,109
 10/2/2006                $    9,624                      $         10,014
 10/3/2006                $    9,608                      $         10,008
 10/4/2006                $   10,020                      $         10,219
 10/5/2006                $   10,280                      $         10,354
 10/6/2006                $   10,180                      $         10,309
 10/7/2006                $   10,180                      $         10,309
 10/8/2006                $   10,180                      $         10,309
 10/9/2006                $   10,312                      $         10,375
10/10/2006                $   10,352                      $         10,393
10/11/2006                $   10,228                      $         10,336
10/12/2006                $   10,656                      $         10,551
10/13/2006                $   10,808                      $         10,628
10/14/2006                $   10,808                      $         10,628
10/15/2006                $   10,808                      $         10,628
10/16/2006                $   11,000                      $         10,724
10/17/2006                $   10,864                      $         10,660
10/18/2006                $   10,816                      $         10,640
10/19/2006                $   10,924                      $         10,695
10/20/2006                $   10,752                      $         10,622
10/21/2006                $   10,752                      $         10,622
10/22/2006                $   10,752                      $         10,622
10/23/2006                $   10,796                      $         10,641
10/24/2006                $   10,772                      $         10,626
10/25/2006                $   10,912                      $         10,692
10/26/2006                $   11,160                      $         10,816
10/27/2006                $   10,868                      $         10,675
10/28/2006                $   10,868                      $         10,675
10/29/2006                $   10,868                      $         10,675
10/30/2006                $   10,992                      $         10,739
10/31/2006                $   10,872                      $         10,691
 11/1/2006                $   10,464                      $         10,486
 11/2/2006                $   10,408                      $         10,459
 11/3/2006                $   10,468                      $         10,495
 11/4/2006                $   10,468                      $         10,495
 11/5/2006                $   10,468                      $         10,495
 11/6/2006                $   10,756                      $         10,640
 11/7/2006                $   10,796                      $         10,658
 11/8/2006                $   10,940                      $         10,735
 11/9/2006                $   10,708                      $         10,627
11/10/2006                $   10,904                      $         10,726
11/11/2006                $   10,904                      $         10,726
11/12/2006                $   10,904                      $         10,726
11/13/2006                $   10,984                      $         10,772
11/14/2006                $   11,348                      $         10,950
11/15/2006                $   11,540                      $         11,046
11/16/2006                $   11,496                      $         11,030
11/17/2006                $   11,428                      $         10,999
11/18/2006                $   11,428                      $         10,999
11/19/2006                $   11,428                      $         10,999
11/20/2006                $   11,492                      $         11,029
11/21/2006                $   11,544                      $         11,052
11/22/2006                $   11,564                      $         11,063
11/23/2006                $   11,564                      $         11,063
11/24/2006                $   11,540                      $         11,055
11/25/2006                $   11,540                      $         11,055
11/26/2006                $   11,540                      $         11,055
11/27/2006                $   10,948                      $         10,773
11/28/2006                $   11,024                      $         10,812
11/29/2006                $   11,292                      $         10,944
11/30/2006                $   11,324                      $         10,972
 12/1/2006                $   11,180                      $         10,903
 12/2/2006                $   11,180                      $         10,903
 12/3/2006                $   11,180                      $         10,903
 12/4/2006                $   11,608                      $         11,108
 12/5/2006                $   11,652                      $         11,130
 12/6/2006                $   11,608                      $         11,111
 12/7/2006                $   11,492                      $         11,060
 12/8/2006                $   11,492                      $         11,064
 12/9/2006                $   11,492                      $         11,064
12/10/2006                $   11,492                      $         11,064
12/11/2006                $   11,508                      $         11,071
12/12/2006                $   11,362                      $         11,006
12/13/2006                $   11,374                      $         11,014
12/14/2006                $   11,528                      $         11,090
12/15/2006                $   11,479                      $         11,070
12/16/2006                $   11,479                      $         11,070
12/17/2006                $   11,479                      $         11,070
12/18/2006                $   11,171                      $         10,921
12/19/2006                $   11,175                      $         10,922
12/20/2006                $   11,281                      $         10,972
12/21/2006                $   11,196                      $         10,935
12/22/2006                $   11,123                      $         10,906
12/23/2006                $   11,123                      $         10,906
12/24/2006                $   11,123                      $         10,906
12/25/2006                $   11,123                      $         10,906
12/26/2006                $   11,329                      $         11,009
12/27/2006                $   11,613                      $         11,148
12/28/2006                $   11,520                      $         11,104
12/29/2006                $   11,293                      $         11,009
12/30/2006                $   11,293                      $         11,009
12/31/2006                $   11,293                      $         11,009



 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          DYNAMIC RUSSELL 2000(R)           RUSSELL 2000(R)
  DATE                       FUND H-CLASS                       INDEX
  ---------               ----------------------         -------------------

   5/31/2006              $    10,000                    $    10,000
    6/1/2006              $    10,452                    $    10,215
    6/2/2006              $    10,480                    $    10,228
    6/3/2006              $    10,480                    $    10,228
    6/4/2006              $    10,480                    $    10,228
    6/5/2006              $     9,796                    $     9,902
    6/6/2006              $     9,724                    $     9,861
    6/7/2006              $     9,592                    $     9,804
    6/8/2006              $     9,592                    $     9,801
    6/9/2006              $     9,456                    $     9,730
   6/10/2006              $     9,456                    $     9,730
   6/11/2006              $     9,456                    $     9,730
   6/12/2006              $     8,944                    $     9,477
   6/13/2006              $     8,668                    $     9,334
   6/14/2006              $     8,788                    $     9,396
   6/15/2006              $     9,428                    $     9,729
   6/16/2006              $     9,200                    $     9,618
   6/17/2006              $     9,200                    $     9,618
   6/18/2006              $     9,200                    $     9,618
   6/19/2006              $     8,872                    $     9,448
   6/20/2006              $     8,788                    $     9,403
   6/21/2006              $     9,140                    $     9,586
   6/22/2006              $     9,068                    $     9,549
   6/23/2006              $     9,136                    $     9,579
   6/24/2006              $     9,136                    $     9,579
   6/25/2006              $     9,136                    $     9,579
   6/26/2006              $     9,364                    $     9,697
   6/27/2006              $     9,028                    $     9,534
   6/28/2006              $     9,072                    $     9,555
   6/29/2006              $     9,776                    $     9,920
   6/30/2006              $    10,004                    $    10,064
    7/1/2006              $    10,004                    $    10,064
    7/2/2006              $    10,004                    $    10,064
    7/3/2006              $    10,212                    $    10,150
    7/4/2006              $    10,212                    $    10,150
    7/5/2006              $     9,900                    $     9,998
    7/6/2006              $     9,936                    $    10,010
    7/7/2006              $     9,612                    $     9,853
    7/8/2006              $     9,612                    $     9,853
    7/9/2006              $     9,612                    $     9,853
   7/10/2006              $     9,600                    $     9,850
   7/11/2006              $     9,744                    $     9,924
   7/12/2006              $     9,380                    $     9,741
   7/13/2006              $     9,008                    $     9,548
   7/14/2006              $     8,836                    $     9,464
   7/15/2006              $     8,836                    $     9,464
   7/16/2006              $     8,836                    $     9,464
   7/17/2006              $     8,736                    $     9,415
   7/18/2006              $     8,828                    $     9,470
   7/19/2006              $     9,372                    $     9,758
   7/20/2006              $     8,868                    $     9,498
   7/21/2006              $     8,560                    $     9,336
   7/22/2006              $     8,560                    $     9,336
   7/23/2006              $     8,560                    $     9,336
   7/24/2006              $     9,044                    $     9,598
   7/25/2006              $     9,212                    $     9,690
   7/26/2006              $     9,124                    $     9,649
   7/27/2006              $     8,896                    $     9,529
   7/28/2006              $     9,272                    $     9,729
   7/29/2006              $     9,272                    $     9,729
   7/30/2006              $     9,272                    $     9,729
   7/31/2006              $     9,272                    $     9,737
    8/1/2006              $     8,992                    $     9,589
    8/2/2006              $     9,180                    $     9,685
    8/3/2006              $     9,392                    $     9,791
    8/4/2006              $     9,300                    $     9,748
    8/5/2006              $     9,300                    $     9,748
    8/6/2006              $     9,300                    $     9,748
    8/7/2006              $     9,160                    $     9,676
    8/8/2006              $     8,940                    $     9,557
    8/9/2006              $     8,768                    $     9,468
   8/10/2006              $     8,896                    $     9,542
   8/11/2006              $     8,708                    $     9,442
   8/12/2006              $     8,708                    $     9,442
   8/13/2006              $     8,708                    $     9,442
   8/14/2006              $     8,772                    $     9,480
   8/15/2006              $     9,192                    $     9,704
   8/16/2006              $     9,448                    $     9,837
   8/17/2006              $     9,528                    $     9,885
   8/18/2006              $     9,552                    $     9,898
   8/19/2006              $     9,552                    $     9,898
   8/20/2006              $     9,552                    $     9,898
   8/21/2006              $     9,384                    $     9,809
   8/22/2006              $     9,432                    $     9,843
   8/23/2006              $     9,176                    $     9,714
   8/24/2006              $     9,176                    $     9,719
   8/25/2006              $     9,176                    $     9,726
   8/26/2006              $     9,176                    $     9,726
   8/27/2006              $     9,176                    $     9,726
   8/28/2006              $     9,368                    $     9,829
   8/29/2006              $     9,576                    $     9,944
   8/30/2006              $     9,724                    $    10,026
   8/31/2006              $     9,720                    $    10,025
    9/1/2006              $     9,752                    $    10,040
    9/2/2006              $     9,752                    $    10,040
    9/3/2006              $     9,752                    $    10,040
    9/4/2006              $     9,752                    $    10,040
    9/5/2006              $     9,916                    $    10,122
    9/6/2006              $     9,492                    $     9,908
    9/7/2006              $     9,332                    $     9,831
    9/8/2006              $     9,388                    $     9,860
    9/9/2006              $     9,388                    $     9,860
   9/10/2006              $     9,388                    $     9,860
   9/11/2006              $     9,364                    $     9,847
   9/12/2006              $     9,808                    $    10,083
   9/13/2006              $     9,980                    $    10,172
   9/14/2006              $     9,888                    $    10,129
   9/15/2006              $     9,940                    $    10,153
   9/16/2006              $     9,940                    $    10,153
   9/17/2006              $     9,940                    $    10,153
   9/18/2006              $     9,932                    $    10,146
   9/19/2006              $     9,836                    $    10,099
   9/20/2006              $    10,080                    $    10,226
   9/21/2006              $     9,868                    $    10,124
   9/22/2006              $     9,648                    $    10,005
   9/23/2006              $     9,648                    $    10,005
   9/24/2006              $     9,648                    $    10,005
   9/25/2006              $     9,872                    $    10,123
   9/26/2006              $     9,948                    $    10,159
   9/27/2006              $    10,040                    $    10,204
   9/28/2006              $    10,024                    $    10,205
   9/29/2006              $     9,824                    $    10,109
   9/30/2006              $     9,824                    $    10,109
   10/1/2006              $     9,824                    $    10,109
   10/2/2006              $     9,652                    $    10,014
   10/3/2006              $     9,640                    $    10,008
   10/4/2006              $    10,052                    $    10,219
   10/5/2006              $    10,312                    $    10,354
   10/6/2006              $    10,212                    $    10,309
   10/7/2006              $    10,212                    $    10,309
   10/8/2006              $    10,212                    $    10,309
   10/9/2006              $    10,348                    $    10,375
  10/10/2006              $    10,388                    $    10,393
  10/11/2006              $    10,264                    $    10,336
  10/12/2006              $    10,692                    $    10,551
  10/13/2006              $    10,844                    $    10,628
  10/14/2006              $    10,844                    $    10,628
  10/15/2006              $    10,844                    $    10,628
  10/16/2006              $    11,036                    $    10,724
  10/17/2006              $    10,900                    $    10,660
  10/18/2006              $    10,856                    $    10,640
  10/19/2006              $    10,960                    $    10,695
  10/20/2006              $    10,792                    $    10,622
  10/21/2006              $    10,792                    $    10,622
  10/22/2006              $    10,792                    $    10,622
  10/23/2006              $    10,832                    $    10,641
  10/24/2006              $    10,812                    $    10,626
  10/25/2006              $    10,952                    $    10,692
  10/26/2006              $    11,204                    $    10,816
  10/27/2006              $    10,912                    $    10,675
  10/28/2006              $    10,912                    $    10,675
  10/29/2006              $    10,912                    $    10,675
  10/30/2006              $    11,036                    $    10,739
  10/31/2006              $    10,916                    $    10,691
   11/1/2006              $    10,504                    $    10,486
   11/2/2006              $    10,448                    $    10,459
   11/3/2006              $    10,512                    $    10,495
   11/4/2006              $    10,512                    $    10,495
   11/5/2006              $    10,512                    $    10,495
   11/6/2006              $    10,800                    $    10,640
   11/7/2006              $    10,840                    $    10,658
   11/8/2006              $    10,984                    $    10,735
   11/9/2006              $    10,756                    $    10,627
  11/10/2006              $    10,952                    $    10,726
  11/11/2006              $    10,952                    $    10,726
  11/12/2006              $    10,952                    $    10,726
  11/13/2006              $    11,032                    $    10,772
  11/14/2006              $    11,396                    $    10,950
  11/15/2006              $    11,592                    $    11,046
  11/16/2006              $    11,544                    $    11,030
  11/17/2006              $    11,480                    $    10,999
  11/18/2006              $    11,480                    $    10,999
  11/19/2006              $    11,480                    $    10,999
  11/20/2006              $    11,544                    $    11,029
  11/21/2006              $    11,592                    $    11,052
  11/22/2006              $    11,616                    $    11,063
  11/23/2006              $    11,616                    $    11,063
  11/24/2006              $    11,592                    $    11,055
  11/25/2006              $    11,592                    $    11,055
  11/26/2006              $    11,592                    $    11,055
  11/27/2006              $    10,996                    $    10,773
  11/28/2006              $    11,072                    $    10,812
  11/29/2006              $    11,340                    $    10,944
  11/30/2006              $    11,376                    $    10,972
   12/1/2006              $    11,228                    $    10,903
   12/2/2006              $    11,228                    $    10,903
   12/3/2006              $    11,228                    $    10,903
   12/4/2006              $    11,660                    $    11,108
   12/5/2006              $    11,708                    $    11,130
   12/6/2006              $    11,660                    $    11,111
   12/7/2006              $    11,544                    $    11,060
   12/8/2006              $    11,548                    $    11,064
   12/9/2006              $    11,548                    $    11,064
  12/10/2006              $    11,548                    $    11,064
  12/11/2006              $    11,564                    $    11,071
  12/12/2006              $    11,418                    $    11,006
  12/13/2006              $    11,430                    $    11,014
  12/14/2006              $    11,584                    $    11,090
  12/15/2006              $    11,535                    $    11,070
  12/16/2006              $    11,535                    $    11,070
  12/17/2006              $    11,535                    $    11,070
  12/18/2006              $    11,227                    $    10,921
  12/19/2006              $    11,231                    $    10,922
  12/20/2006              $    11,337                    $    10,972
  12/21/2006              $    11,252                    $    10,935
  12/22/2006              $    11,183                    $    10,906
  12/23/2006              $    11,183                    $    10,906
  12/24/2006              $    11,183                    $    10,906
  12/25/2006              $    11,183                    $    10,906
  12/26/2006              $    11,385                    $    11,009
  12/27/2006              $    11,673                    $    11,148
  12/28/2006              $    11,576                    $    11,104
  12/29/2006              $    11,353                    $    11,009
  12/30/2006              $    11,353                    $    11,009
  12/31/2006              $    11,353                    $    11,009



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
---------------------------------------------------------------------------------------------------------
                                             A-CLASS                C-CLASS                H-CLASS
                                            (05/31/06)             (05/31/06)             (05/31/06)
---------------------------------------------------------------------------------------------------------
                                              SINCE                  SINCE                  SINCE
                                            INCEPTION              INCEPTION              INCEPTION
---------------------------------------------------------------------------------------------------------
DYNAMIC RUSSELL 2000(R) FUND                  13.49%                 12.93%                 13.53%
RUSSELL 2000(R) INDEX                         10.09%                 10.09%                 10.09%
---------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000(R) INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                DYNAMIC RUSSELL 2000(R)
                                         FUND             RUSSELL 2000(R) INDEX
                                -----------------------   ---------------------
Other                                    13.3%                     9.6%
Financials                               17.0%                    15.2%
Information Technology                   14.5%                    12.1%
Consumer Discretionary                   12.5%                     9.6%
Industrials                              10.8%                    24.0%
Health Care                               9.5%                     8.7%
Consumer Staples                                                  15.7%
Materials                                                          5.1%
Futures Contracts                        21.7%
Equity Index Swap Agreements            100.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                             May 31, 2006
C-Class                                                             May 31, 2006
H-Class                                                             May 31, 2006

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                   0.3%
Polycom, Inc.                                                               0.3%
Varian Semiconductor Equipment
   Associates, Inc.                                                         0.3%
NBTY, Inc.                                                                  0.3%
Big Lots, Inc.                                                              0.2%
Oregon Steel Mills, Inc.                                                    0.2%
Alexandria Real Estate Equities, Inc.                                       0.2%
Realty Income Corp.                                                         0.2%
Acuity Brands, Inc.                                                         0.2%
SVB Financial Group                                                         0.2%
--------------------------------------------------------------------------------
Top Ten Total                                                               2.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


14 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

INVERSE DYNAMIC RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the Russell 2000(R) Index.

INCEPTION: May 31, 2006

Small-cap stocks generally outperformed both mid-cap and large-cap stocks for the year ended December 31, 2006. The Russell 2000(R) Index returned 18.37% for the year, while large- and mid-cap indices returned 15.78% and 10.31% respectively. All of the sectors had positive returns. Energy, consumer discretionary, health care and information technology lagged the index performance. Basic materials, telecommunication services, consumer staples and utilities--the smallest of the sectors, with a total weight of less than 12%--had an average return of 31%, boosting the index return. Russell 2000(R) Index value stocks outperformed Russell 2000(R) Index growth stocks by more than 10% in 2006.

For the year, Rydex Inverse Russell 2000(R) Fund H-Class produced returns of -17.39%. It achieved a daily correlation of 99% to its benchmark of 200% of the inverse performance movement of the Russell 2000(R) Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     INVERSE DYNAMIC RUSSELL
                          2000(R) FUND                    RUSSELL 2000(R)
     DATE                   C-CLASS                           INDEX
   ---------         -----------------------             ---------------
   5/31/2006              $    10,000                     $     10,000
    6/1/2006              $     9,544                     $     10,215
    6/2/2006              $     9,524                     $     10,228
    6/3/2006              $     9,524                     $     10,228
    6/4/2006              $     9,524                     $     10,228
    6/5/2006              $    10,172                     $      9,902
    6/6/2006              $    10,210                     $      9,861
    6/7/2006              $    10,378                     $      9,804
    6/8/2006              $    10,380                     $      9,801
    6/9/2006              $    10,536                     $      9,730
   6/10/2006              $    10,536                     $      9,730
   6/11/2006              $    10,536                     $      9,730
   6/12/2006              $    11,094                     $      9,477
   6/13/2006              $    11,436                     $      9,334
   6/14/2006              $    11,280                     $      9,396
   6/15/2006              $    10,458                     $      9,729
   6/16/2006              $    10,718                     $      9,618
   6/17/2006              $    10,718                     $      9,618
   6/18/2006              $    10,718                     $      9,618
   6/19/2006              $    11,096                     $      9,448
   6/20/2006              $    11,202                     $      9,403
   6/21/2006              $    10,776                     $      9,586
   6/22/2006              $    10,860                     $      9,549
   6/23/2006              $    10,794                     $      9,579
   6/24/2006              $    10,794                     $      9,579
   6/25/2006              $    10,794                     $      9,579
   6/26/2006              $    10,526                     $      9,697
   6/27/2006              $    10,892                     $      9,534
   6/28/2006              $    10,844                     $      9,555
   6/29/2006              $    10,014                     $      9,920
   6/30/2006              $     9,756                     $     10,064
    7/1/2006              $     9,756                     $     10,064
    7/2/2006              $     9,756                     $     10,064
    7/3/2006              $     9,572                     $     10,150
    7/4/2006              $     9,572                     $     10,150
    7/5/2006              $     9,856                     $      9,998
    7/6/2006              $     9,828                     $     10,010
    7/7/2006              $    10,152                     $      9,853
    7/8/2006              $    10,152                     $      9,853
    7/9/2006              $    10,152                     $      9,853
   7/10/2006              $    10,160                     $      9,850
   7/11/2006              $     9,996                     $      9,924
   7/12/2006              $    10,378                     $      9,741
   7/13/2006              $    10,788                     $      9,548
   7/14/2006              $    10,996                     $      9,464
   7/15/2006              $    10,996                     $      9,464
   7/16/2006              $    10,996                     $      9,464
   7/17/2006              $    11,110                     $      9,415
   7/18/2006              $    10,974                     $      9,470
   7/19/2006              $    10,304                     $      9,758
   7/20/2006              $    10,866                     $      9,498
   7/21/2006              $    11,244                     $      9,336
   7/22/2006              $    11,244                     $      9,336
   7/23/2006              $    11,244                     $      9,336
   7/24/2006              $    10,616                     $      9,598
   7/25/2006              $    10,420                     $      9,690
   7/26/2006              $    10,516                     $      9,649
   7/27/2006              $    10,784                     $      9,529
   7/28/2006              $    10,330                     $      9,729
   7/29/2006              $    10,330                     $      9,729
   7/30/2006              $    10,330                     $      9,729
   7/31/2006              $    10,326                     $      9,737
    8/1/2006              $    10,636                     $      9,589
    8/2/2006              $    10,424                     $      9,685
    8/3/2006              $    10,198                     $      9,791
    8/4/2006              $    10,302                     $      9,748
    8/5/2006              $    10,302                     $      9,748
    8/6/2006              $    10,302                     $      9,748
    8/7/2006              $    10,454                     $      9,676
    8/8/2006              $    10,718                     $      9,557
    8/9/2006              $    10,918                     $      9,468
   8/10/2006              $    10,754                     $      9,542
   8/11/2006              $    10,982                     $      9,442
   8/12/2006              $    10,982                     $      9,442
   8/13/2006              $    10,982                     $      9,442
   8/14/2006              $    10,900                     $      9,480
   8/15/2006              $    10,386                     $      9,704
   8/16/2006              $    10,104                     $      9,837
   8/17/2006              $    10,014                     $      9,885
   8/18/2006              $     9,996                     $      9,898
   8/19/2006              $     9,996                     $      9,898
   8/20/2006              $     9,996                     $      9,898
   8/21/2006              $    10,180                     $      9,809
   8/22/2006              $    10,108                     $      9,843
   8/23/2006              $    10,380                     $      9,714
   8/24/2006              $    10,370                     $      9,719
   8/25/2006              $    10,368                     $      9,726
   8/26/2006              $    10,368                     $      9,726
   8/27/2006              $    10,368                     $      9,726
   8/28/2006              $    10,146                     $      9,829
   8/29/2006              $     9,910                     $      9,944
   8/30/2006              $     9,750                     $     10,026
   8/31/2006              $     9,754                     $     10,025
    9/1/2006              $     9,738                     $     10,040
    9/2/2006              $     9,738                     $     10,040
    9/3/2006              $     9,738                     $     10,040
    9/4/2006              $     9,738                     $     10,040
    9/5/2006              $     9,580                     $     10,122
    9/6/2006              $     9,992                     $      9,908
    9/7/2006              $    10,150                     $      9,831
    9/8/2006              $    10,100                     $      9,860
    9/9/2006              $    10,100                     $      9,860
   9/10/2006              $    10,100                     $      9,860
   9/11/2006              $    10,128                     $      9,847
   9/12/2006              $     9,644                     $     10,083
   9/13/2006              $     9,474                     $     10,172
   9/14/2006              $     9,556                     $     10,129
   9/15/2006              $     9,518                     $     10,153
   9/16/2006              $     9,518                     $     10,153
   9/17/2006              $     9,518                     $     10,153
   9/18/2006              $     9,532                     $     10,146
   9/19/2006              $     9,624                     $     10,099
   9/20/2006              $     9,390                     $     10,226
   9/21/2006              $     9,582                     $     10,124
   9/22/2006              $     9,810                     $     10,005
   9/23/2006              $     9,810                     $     10,005
   9/24/2006              $     9,810                     $     10,005
   9/25/2006              $     9,580                     $     10,123
   9/26/2006              $     9,516                     $     10,159
   9/27/2006              $     9,432                     $     10,204
   9/28/2006              $     9,436                     $     10,205
   9/29/2006              $     9,628                     $     10,109
   9/30/2006              $     9,628                     $     10,109
   10/1/2006              $     9,628                     $     10,109
   10/2/2006              $     9,808                     $     10,014
   10/3/2006              $     9,824                     $     10,008
   10/4/2006              $     9,408                     $     10,219
   10/5/2006              $     9,164                     $     10,354
   10/6/2006              $     9,254                     $     10,309
   10/7/2006              $     9,254                     $     10,309
   10/8/2006              $     9,254                     $     10,309
   10/9/2006              $     9,136                     $     10,375
  10/10/2006              $     9,104                     $     10,393
  10/11/2006              $     9,212                     $     10,336
  10/12/2006              $     8,828                     $     10,551
  10/13/2006              $     8,704                     $     10,628
  10/14/2006              $     8,704                     $     10,628
  10/15/2006              $     8,704                     $     10,628
  10/16/2006              $     8,552                     $     10,724
  10/17/2006              $     8,652                     $     10,660
  10/18/2006              $     8,688                     $     10,640
  10/19/2006              $     8,602                     $     10,695
  10/20/2006              $     8,732                     $     10,622
  10/21/2006              $     8,732                     $     10,622
  10/22/2006              $     8,732                     $     10,622
  10/23/2006              $     8,700                     $     10,641
  10/24/2006              $     8,728                     $     10,626
  10/25/2006              $     8,622                     $     10,692
  10/26/2006              $     8,426                     $     10,816
  10/27/2006              $     8,652                     $     10,675
  10/28/2006              $     8,652                     $     10,675
  10/29/2006              $     8,652                     $     10,675
  10/30/2006              $     8,552                     $     10,739
  10/31/2006              $     8,636                     $     10,691
   11/1/2006              $     8,968                     $     10,486
   11/2/2006              $     9,020                     $     10,459
   11/3/2006              $     8,962                     $     10,495
   11/4/2006              $     8,962                     $     10,495
   11/5/2006              $     8,962                     $     10,495
   11/6/2006              $     8,716                     $     10,640
   11/7/2006              $     8,690                     $     10,658
   11/8/2006              $     8,568                     $     10,735
   11/9/2006              $     8,746                     $     10,627
  11/10/2006              $     8,586                     $     10,726
  11/11/2006              $     8,586                     $     10,726
  11/12/2006              $     8,586                     $     10,726
  11/13/2006              $     8,514                     $     10,772
  11/14/2006              $     8,234                     $     10,950
  11/15/2006              $     8,090                     $     11,046
  11/16/2006              $     8,120                     $     11,030
  11/17/2006              $     8,172                     $     10,999
  11/18/2006              $     8,172                     $     10,999
  11/19/2006              $     8,172                     $     10,999
  11/20/2006              $     8,126                     $     11,029
  11/21/2006              $     8,094                     $     11,052
  11/22/2006              $     8,080                     $     11,063
  11/23/2006              $     8,080                     $     11,063
  11/24/2006              $     8,100                     $     11,055
  11/25/2006              $     8,100                     $     11,055
  11/26/2006              $     8,100                     $     11,055
  11/27/2006              $     8,516                     $     10,773
  11/28/2006              $     8,456                     $     10,812
  11/29/2006              $     8,254                     $     10,944
  11/30/2006              $     8,224                     $     10,972
   12/1/2006              $     8,328                     $     10,903
   12/2/2006              $     8,328                     $     10,903
   12/3/2006              $     8,328                     $     10,903
   12/4/2006              $     8,012                     $     11,108
   12/5/2006              $     7,986                     $     11,130
   12/6/2006              $     8,020                     $     11,111
   12/7/2006              $     8,094                     $     11,060
   12/8/2006              $     8,096                     $     11,064
   12/9/2006              $     8,096                     $     11,064
  12/10/2006              $     8,096                     $     11,064
  12/11/2006              $     8,088                     $     11,071
  12/12/2006              $     8,185                     $     11,006
  12/13/2006              $     8,174                     $     11,014
  12/14/2006              $     8,065                     $     11,090
  12/15/2006              $     8,105                     $     11,070
  12/16/2006              $     8,105                     $     11,070
  12/17/2006              $     8,105                     $     11,070
  12/18/2006              $     8,329                     $     10,921
  12/19/2006              $     8,318                     $     10,922
  12/20/2006              $     8,251                     $     10,972
  12/21/2006              $     8,312                     $     10,935
  12/22/2006              $     8,367                     $     10,906
  12/23/2006              $     8,367                     $     10,906
  12/24/2006              $     8,367                     $     10,906
  12/25/2006              $     8,367                     $     10,906
  12/26/2006              $     8,207                     $     11,009
  12/27/2006              $     8,002                     $     11,148
  12/28/2006              $     8,067                     $     11,104
  12/29/2006              $     8,223                     $     11,009
  12/30/2006              $     8,223                     $     11,009
  12/31/2006              $     8,223                     $     11,009



 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            INVERSE DYNAMIC
                            RUSSELL 2000(R)             RUSSELL 2000(R)
               DATE          FUND H-CLASS                    INDEX
            ----------      ---------------             ---------------
             5/31/2006      $        10,000               $    10,000
              6/1/2006      $         9,546               $    10,215
              6/2/2006      $         9,524               $    10,228
              6/3/2006      $         9,524               $    10,228
              6/4/2006      $         9,524               $    10,228
              6/5/2006      $        10,174               $     9,902
              6/6/2006      $        10,212               $     9,861
              6/7/2006      $        10,380               $     9,804
              6/8/2006      $        10,382               $     9,801
              6/9/2006      $        10,540               $     9,730
             6/10/2006      $        10,540               $     9,730
             6/11/2006      $        10,540               $     9,730
             6/12/2006      $        11,098               $     9,477
             6/13/2006      $        11,440               $     9,334
             6/14/2006      $        11,284               $     9,396
             6/15/2006      $        10,464               $     9,729
             6/16/2006      $        10,722               $     9,618
             6/17/2006      $        10,722               $     9,618
             6/18/2006      $        10,722               $     9,618
             6/19/2006      $        11,102               $     9,448
             6/20/2006      $        11,206               $     9,403
             6/21/2006      $        10,782               $     9,586
             6/22/2006      $        10,864               $     9,549
             6/23/2006      $        10,800               $     9,579
             6/24/2006      $        10,800               $     9,579
             6/25/2006      $        10,800               $     9,579
             6/26/2006      $        10,534               $     9,697
             6/27/2006      $        10,900               $     9,534
             6/28/2006      $        10,852               $     9,555
             6/29/2006      $        10,022               $     9,920
             6/30/2006      $         9,764               $    10,064
              7/1/2006      $         9,764               $    10,064
              7/2/2006      $         9,764               $    10,064
              7/3/2006      $         9,580               $    10,150
              7/4/2006      $         9,580               $    10,150
              7/5/2006      $         9,864               $     9,998
              7/6/2006      $         9,838               $    10,010
              7/7/2006      $        10,162               $     9,853
              7/8/2006      $        10,162               $     9,853
              7/9/2006      $        10,162               $     9,853
             7/10/2006      $        10,168               $     9,850
             7/11/2006      $        10,006               $     9,924
             7/12/2006      $        10,388               $     9,741
             7/13/2006      $        10,800               $     9,548
             7/14/2006      $        11,008               $     9,464
             7/15/2006      $        11,008               $     9,464
             7/16/2006      $        11,008               $     9,464
             7/17/2006      $        11,122               $     9,415
             7/18/2006      $        10,988               $     9,470
             7/19/2006      $        10,316               $     9,758
             7/20/2006      $        10,880               $     9,498
             7/21/2006      $        11,260               $     9,336
             7/22/2006      $        11,260               $     9,336
             7/23/2006      $        11,260               $     9,336
             7/24/2006      $        10,630               $     9,598
             7/25/2006      $        10,434               $     9,690
             7/26/2006      $        10,530               $     9,649
             7/27/2006      $        10,800               $     9,529
             7/28/2006      $        10,346               $     9,729
             7/29/2006      $        10,346               $     9,729
             7/30/2006      $        10,346               $     9,729
             7/31/2006      $        10,340               $     9,737
              8/1/2006      $        10,652               $     9,589
              8/2/2006      $        10,442               $     9,685
              8/3/2006      $        10,214               $     9,791
              8/4/2006      $        10,318               $     9,748
              8/5/2006      $        10,318               $     9,748
              8/6/2006      $        10,318               $     9,748
              8/7/2006      $        10,472               $     9,676
              8/8/2006      $        10,736               $     9,557
              8/9/2006      $        10,936               $     9,468
             8/10/2006      $        10,772               $     9,542
             8/11/2006      $        11,002               $     9,442
             8/12/2006      $        11,002               $     9,442
             8/13/2006      $        11,002               $     9,442
             8/14/2006      $        10,920               $     9,480
             8/15/2006      $        10,406               $     9,704
             8/16/2006      $        10,124               $     9,837
             8/17/2006      $        10,032               $     9,885
             8/18/2006      $        10,016               $     9,898
             8/19/2006      $        10,016               $     9,898
             8/20/2006      $        10,016               $     9,898
             8/21/2006      $        10,200               $     9,809
             8/22/2006      $        10,128               $     9,843
             8/23/2006      $        10,400               $     9,714
             8/24/2006      $        10,390               $     9,719
             8/25/2006      $        10,390               $     9,726
             8/26/2006      $        10,390               $     9,726
             8/27/2006      $        10,390               $     9,726
             8/28/2006      $        10,168               $     9,829
             8/29/2006      $         9,932               $     9,944
             8/30/2006      $         9,772               $    10,026
             8/31/2006      $         9,776               $    10,025
              9/1/2006      $         9,760               $    10,040
              9/2/2006      $         9,760               $    10,040
              9/3/2006      $         9,760               $    10,040
              9/4/2006      $         9,760               $    10,040
              9/5/2006      $         9,602               $    10,122
              9/6/2006      $        10,014               $     9,908
              9/7/2006      $        10,174               $     9,831
              9/8/2006      $        10,124               $     9,860
              9/9/2006      $        10,124               $     9,860
             9/10/2006      $        10,124               $     9,860
             9/11/2006      $        10,152               $     9,847
             9/12/2006      $         9,668               $    10,083
             9/13/2006      $         9,498               $    10,172
             9/14/2006      $         9,580               $    10,129
             9/15/2006      $         9,542               $    10,153
             9/16/2006      $         9,542               $    10,153
             9/17/2006      $         9,542               $    10,153
             9/18/2006      $         9,558               $    10,146
             9/19/2006      $         9,650               $    10,099
             9/20/2006      $         9,414               $    10,226
             9/21/2006      $         9,608               $    10,124
             9/22/2006      $         9,838               $    10,005
             9/23/2006      $         9,838               $    10,005
             9/24/2006      $         9,838               $    10,005
             9/25/2006      $         9,606               $    10,123
             9/26/2006      $         9,542               $    10,159
             9/27/2006      $         9,458               $    10,204
             9/28/2006      $         9,462               $    10,205
             9/29/2006      $         9,656               $    10,109
             9/30/2006      $         9,656               $    10,109
             10/1/2006      $         9,656               $    10,109
             10/2/2006      $         9,836               $    10,014
             10/3/2006      $         9,852               $    10,008
             10/4/2006      $         9,436               $    10,219
             10/5/2006      $         9,190               $    10,354
             10/6/2006      $         9,282               $    10,309
             10/7/2006      $         9,282               $    10,309
             10/8/2006      $         9,282               $    10,309
             10/9/2006      $         9,164               $    10,375
            10/10/2006      $         9,132               $    10,393
            10/11/2006      $         9,240               $    10,336
            10/12/2006      $         8,856               $    10,551
            10/13/2006      $         8,732               $    10,628
            10/14/2006      $         8,732               $    10,628
            10/15/2006      $         8,732               $    10,628
            10/16/2006      $         8,578               $    10,724
            10/17/2006      $         8,680               $    10,660
            10/18/2006      $         8,716               $    10,640
            10/19/2006      $         8,630               $    10,695
            10/20/2006      $         8,762               $    10,622
            10/21/2006      $         8,762               $    10,622
            10/22/2006      $         8,762               $    10,622
            10/23/2006      $         8,728               $    10,641
            10/24/2006      $         8,758               $    10,626
            10/25/2006      $         8,650               $    10,692
            10/26/2006      $         8,456               $    10,816
            10/27/2006      $         8,682               $    10,675
            10/28/2006      $         8,682               $    10,675
            10/29/2006      $         8,682               $    10,675
            10/30/2006      $         8,582               $    10,739
            10/31/2006      $         8,666               $    10,691
             11/1/2006      $         9,000               $    10,486
             11/2/2006      $         9,052               $    10,459
             11/3/2006      $         8,994               $    10,495
             11/4/2006      $         8,994               $    10,495
             11/5/2006      $         8,994               $    10,495
             11/6/2006      $         8,748               $    10,640
             11/7/2006      $         8,722               $    10,658
             11/8/2006      $         8,600               $    10,735
             11/9/2006      $         8,778               $    10,627
            11/10/2006      $         8,618               $    10,726
            11/11/2006      $         8,618               $    10,726
            11/12/2006      $         8,618               $    10,726
            11/13/2006      $         8,546               $    10,772
            11/14/2006      $         8,264               $    10,950
            11/15/2006      $         8,120               $    11,046
            11/16/2006      $         8,152               $    11,030
            11/17/2006      $         8,204               $    10,999
            11/18/2006      $         8,204               $    10,999
            11/19/2006      $         8,204               $    10,999
            11/20/2006      $         8,158               $    11,029
            11/21/2006      $         8,126               $    11,052
            11/22/2006      $         8,112               $    11,063
            11/23/2006      $         8,112               $    11,063
            11/24/2006      $         8,134               $    11,055
            11/25/2006      $         8,134               $    11,055
            11/26/2006      $         8,134               $    11,055
            11/27/2006      $         8,550               $    10,773
            11/28/2006      $         8,490               $    10,812
            11/29/2006      $         8,288               $    10,944
            11/30/2006      $         8,256               $    10,972
             12/1/2006      $         8,364               $    10,903
             12/2/2006      $         8,364               $    10,903
             12/3/2006      $         8,364               $    10,903
             12/4/2006      $         8,046               $    11,108
             12/5/2006      $         8,020               $    11,130
             12/6/2006      $         8,054               $    11,111
             12/7/2006      $         8,128               $    11,060
             12/8/2006      $         8,132               $    11,064
             12/9/2006      $         8,132               $    11,064
            12/10/2006      $         8,132               $    11,064
            12/11/2006      $         8,122               $    11,071
            12/12/2006      $         8,219               $    11,006
            12/13/2006      $         8,210               $    11,014
            12/14/2006      $         8,099               $    11,090
            12/15/2006      $         8,141               $    11,070
            12/16/2006      $         8,141               $    11,070
            12/17/2006      $         8,141               $    11,070
            12/18/2006      $         8,365               $    10,921
            12/19/2006      $         8,356               $    10,922
            12/20/2006      $         8,288               $    10,972
            12/21/2006      $         8,348               $    10,935
            12/22/2006      $         8,405               $    10,906
            12/23/2006      $         8,405               $    10,906
            12/24/2006      $         8,405               $    10,906
            12/25/2006      $         8,405               $    10,906
            12/26/2006      $         8,243               $    11,009
            12/27/2006      $         8,038               $    11,148
            12/28/2006      $         8,103               $    11,104
            12/29/2006      $         8,261               $    11,009
            12/30/2006      $         8,261               $    11,009
            12/31/2006      $         8,261               $    11,009

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
---------------------------------------------------------------------------------------------------------
                                             A-CLASS                C-CLASS                H-CLASS
                                            (05/31/06)             (05/31/06)            (05/31/06)
---------------------------------------------------------------------------------------------------------
                                              SINCE                  SINCE                  SINCE
                                            INCEPTION              INCEPTION              INCEPTION
---------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC RUSSELL 2000(R) FUND         -17.39%                -17.77%                -17.39%
RUSSELL 2000(R) INDEX                         10.09%                 10.09%                 10.09%
---------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000(R) INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                INVERSE DYNAMIC RUSSELL
                                     2000(R) FUND          RUSSELL 2000(R) INDEX
                                -----------------------    ---------------------
Other                                                               9.6%
Industrials                                                        24.0%
Consumer Staples                                                   15.7%
Financials                                                         15.2%
Information Technology                                             12.1%
Consumer Discretionary                                              9.6%
Health Care                                                         8.7%
Materials                                                           5.1%
Futures Contracts Short Sales               -64.2%
Equity Index Swap Agreements Short Sales   -137.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                             May 31, 2006
C-Class                                                             May 31, 2006
H-Class                                                             May 31, 2006

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 15

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Dynamic S&P 500 Fund would act as a feeder, holding shares of the Dynamic S&P 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The Feeder Fund is the sole shareholder of the Master Portfolio and is the only part of the master-feeder relationship in which shareholders can invest. As a shareholder of a Feeder Fund, you have indirect ownership of the investments of the corresponding Master Portfolio. Therefore, the Schedules of Investments of the masters are provided here to illustrate securities in which the masters invest and, indirectly, what the feeders hold as well as Dynamic Russell 2000(R) Fund and Inverse Dynamic Russell 2000(R) Fund. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


16 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 74.2%

FINANCIALS 16.5%
   DIVERSIFIED FINANCIALS 4.2%
   Citigroup, Inc.                                     102,740   $    5,722,618
   Bank of America Corp.                                93,899        5,013,268
   J.P. Morgan Chase & Co.                              72,532        3,503,296
   Chicago Mercantile Exchange
      Holdings, Inc.+                                      730          372,117
   Moody's Corp.+                                        4,910          339,085
   CIT Group, Inc.+                                      4,150          231,445
                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS                                      15,181,829
                                                                 --------------
   INSURANCE 3.6%
   American International Group,
      Inc.                                              54,360        3,895,438
   MetLife, Inc.                                        15,900          938,259
   Prudential Financial, Inc.                            9,970          856,024
   Allstate Corp.+                                      13,070          850,988
   St. Paul Travelers Cos., Inc.                        14,432          774,854
   Hartford Financial Services Group,
      Inc.                                               6,630          618,645
   AFLAC, Inc.                                          10,340          475,640
   Chubb Corp.                                           8,610          455,555
   ACE Ltd.                                              6,810          412,482
   Lincoln National Corp.+                               6,002          398,533
   Loews Corp.                                           9,552          396,121
   Progressive Corp.                                    15,930          385,825
   Marsh & McLennan Cos., Inc.+                         11,520          353,203
   Principal Financial Group, Inc.+                      5,643          331,244
   Genworth Financial, Inc. --
      Class A                                            9,270          317,127
   XL Capital Ltd.                                       3,780          272,236
   Aon Corp.+                                            6,480          229,003
   MBIA, Inc.+                                           2,820          206,029
   Ambac Financial Group, Inc.                           2,217          197,468
   Cincinnati Financial Corp.                            3,620          164,022
   UnumProvident Corp.+                                  7,160          148,785
   SAFECO Corp.                                          2,200          137,610
   Torchmark Corp.                                       2,050          130,708
                                                                 --------------
   TOTAL INSURANCE                                                   12,945,799
                                                                 --------------
   BANKS 3.1%
   Wells Fargo & Co.+                                   70,594        2,510,323
   Wachovia Corp.                                       39,850        2,269,457
   U.S. Bancorp+                                        36,760        1,330,344
   SunTrust Banks, Inc.+                                 7,400          624,930
   Regions Financial Corp.                              15,236          569,826
   BB&T Corp.+                                          11,307          496,717
   National City Corp.                                  13,210          482,958
   Fifth Third Bancorp+                                 11,673          477,776
   PNC Financial Services Group,
      Inc.+                                              6,141          454,680
   KeyCorp+                                              8,402          319,528
   Marshall & Ilsley Corp.+                              5,330          256,426
   Synovus Financial Corp.                               6,800          209,644

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   M&T Bank Corp.+                                       1,620   $      197,899
   Comerica, Inc.+                                       3,320          194,818
   Zions Bancorporation                                  2,245          185,078
   Compass Bancshares, Inc.+                             2,710          161,651
   Commerce Bancorp, Inc.+                               3,924          138,399
   Huntington Bancshares, Inc.+                          4,973          118,109
   First Horizon National Corp.+                         2,600          108,628
                                                                 --------------
   TOTAL BANKS                                                       11,107,191
                                                                 --------------
   CAPITAL MARKETS 2.9%
   Morgan Stanley                                       22,130        1,802,046
   Goldman Sachs Group, Inc.+                            8,900        1,774,215
   Merrill Lynch & Co., Inc.+                           18,477        1,720,209
   Lehman Brothers Holdings, Inc.+                      11,080          865,569
   Bank of New York Co., Inc.                           15,982          629,211
   State Street Corp.                                    6,940          468,034
   Charles Schwab Corp.                                 21,390          413,683
   Bear Stearns Cos., Inc.+                              2,450          398,811
   Franklin Resources, Inc.+                             3,494          384,934
   Mellon Financial Corp.+                               8,610          362,911
   Ameriprise Financial, Inc.                            5,060          275,770
   Legg Mason, Inc.+                                     2,750          261,387
   T. Rowe Price Group, Inc.+                            5,508          241,085
   Northern Trust Corp.+                                 3,920          237,905
   E*Trade Financial Corp.*                              8,930          200,211
   Janus Capital Group, Inc.+                            4,140           89,383
   Federated Investors, Inc. --
      Class B                                            1,890           63,844
                                                                 --------------
   TOTAL CAPITAL MARKETS                                             10,189,208
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 1.1%
   Fannie Mae                                           20,393        1,211,140
   Freddie Mac                                          14,492          984,007
   Washington Mutual, Inc.+                             19,760          898,882
   Countrywide Financial Corp.+                         12,990          551,425
   Sovereign Bancorp, Inc.+                              7,509          190,654
   MGIC Investment Corp.+                                1,740          108,820
                                                                 --------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   3,944,928
                                                                 --------------
   REAL ESTATE 0.9%
   Simon Property Group, Inc.+                           4,630          468,973
   Equity Office Properties Trust+                       7,352          354,146
   Vornado Realty Trust+                                 2,700          328,050
   ProLogis                                              5,170          314,181
   Equity Residential+                                   6,114          310,285
   Boston Properties, Inc.+                              2,440          272,987
   Archstone-Smith Trust+                                4,570          266,020
   Public Storage, Inc.+                                 2,560          249,600
   KIMCO Realty Corp.                                    4,730          212,613
   Plum Creek Timber Co., Inc.
      (REIT)                                             3,700          147,445
   Realogy Corp.*                                        4,480          135,834
   CB Richard Ellis Group, Inc. --
      Class A*+                                          3,860          128,152
   Apartment Investment &
      Management Co. -- Class A+                         2,020          113,160
                                                                 --------------
   TOTAL REAL ESTATE                                                  3,301,446
                                                                 --------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   CONSUMER FINANCE 0.7%
   American Express Co.                                 25,190   $    1,528,277
   Capital One Financial Corp.                           8,530          655,275
   SLM Corp.                                             8,550          416,984
                                                                 --------------
   TOTAL CONSUMER FINANCE                                             2,600,536
                                                                 --------------
TOTAL FINANCIALS                                                     59,270,937
                                                                 --------------
INFORMATION TECHNOLOGY 11.2%
   COMPUTERS & PERIPHERALS 2.8%
   International Business Machines
      Corp.                                             31,500        3,060,225
   Hewlett-Packard Co.                                  57,270        2,358,951
   Apple Computer, Inc.*+                               17,782        1,508,625
   Dell, Inc.*+                                         47,502        1,191,825
   EMC Corp.*                                           46,050          607,860
   Sun Microsystems, Inc.*+                             73,592          398,869
   Network Appliance, Inc.*                              7,820          307,170
   SanDisk Corp.*+                                       4,710          202,671
   NCR Corp.*                                            3,730          159,495
   Lexmark International, Inc.*                          2,050          150,060
   QLogic Corp.*                                         3,300           72,336
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                     10,018,087
                                                                 --------------
   SOFTWARE 2.5%
   Microsoft Corp.                                     180,882        5,401,137
   Oracle Corp.*                                        83,650        1,433,761
   Adobe Systems, Inc.*                                 12,203          501,787
   Symantec Corp.*+                                     19,610          408,869
   Electronic Arts, Inc.*                                6,450          324,822
   Intuit, Inc.*                                         7,290          222,418
   Autodesk, Inc.*+                                      4,844          195,988
   CA, Inc.+                                             8,592          194,609
   BMC Software, Inc.*                                   4,286          138,009
   Citrix Systems, Inc.*+                                3,780          102,249
   Compuware Corp.*                                      7,360           61,309
   Novell, Inc.*                                         7,092           43,970
                                                                 --------------
   TOTAL SOFTWARE                                                     9,028,928
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 2.0%
   Cisco Systems, Inc.*                                126,980        3,470,364
   Qualcomm, Inc.                                       34,553        1,305,758
   Motorola, Inc.+                                      50,550        1,039,308
   Corning, Inc.*                                       32,712          612,042
   Juniper Networks, Inc.*+                             11,830          224,060
   Avaya, Inc.*+                                         9,490          132,670
   Tellabs, Inc.*                                        9,240           94,802
   Comverse Technology, Inc.*+                           4,220           89,084
   JDS Uniphase Corp.*+                                  4,414           73,537
   Ciena Corp.*                                          1,775           49,185
   ADC Telecommunications, Inc.*                         2,450           35,599
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     7,126,409
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.8%
   Intel Corp.                                         120,558        2,441,299
   Texas Instruments, Inc.                              31,030          893,664
   Applied Materials, Inc.+                             29,044          535,862
   Broadcom Corp. -- Class A*+                           9,810          316,961

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Nvidia Corp.*+                                        7,430   $      274,984
   Analog Devices, Inc.+                                 7,150          235,021
   Advanced Micro Devices, Inc.*+                       11,470          233,415
   Micron Technology, Inc.*                             15,772          220,177
   KLA-Tencor Corp.+                                     4,160          206,960
   Maxim Integrated Products, Inc.+                      6,710          205,460
   Linear Technology Corp.                               6,250          189,500
   Xilinx, Inc.+                                         7,030          167,384
   Altera Corp.*                                         7,570          148,978
   National Semiconductor Corp.+                         6,030          136,881
   Novellus Systems, Inc.*+                              2,580           88,804
   LSI Logic Corp.*                                      8,382           75,438
   Teradyne, Inc.*+                                      3,970           59,391
   PMC - Sierra, Inc.*+                                  4,390           29,457
                                                                 --------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                         6,459,636
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 1.0%
   Google, Inc. -- Class A*                              4,480        2,062,950
   eBay, Inc.*                                          24,190          727,393
   Yahoo!, Inc.*+                                       25,600          653,824
   VeriSign, Inc.*+                                      5,130          123,377
                                                                 --------------
   TOTAL INTERNET SOFTWARE & SERVICES                                 3,567,544
                                                                 --------------
   IT CONSULTING & SERVICES 0.8%
   Automatic Data Processing, Inc.                      11,510          566,868
   First Data Corp.                                     16,010          408,575
   Western Union Co.                                    16,030          359,393
   Electronic Data Systems Corp.+                       10,813          297,898
   Paychex, Inc.+                                        7,080          279,943
   Cognizant Technology Solutions
      Corp. -- Class A*                                  2,960          228,394
   Computer Sciences Corp.*                              3,590          191,598
   Fiserv, Inc.*                                         3,620          189,761
   Fidelity National Information
      Services, Inc.                                     3,380          135,504
   Affiliated Computer Services,
      Inc. -- Class A*                                   2,480          121,123
   Sabre Holdings Corp.                                  2,770           88,335
   Convergys Corp.*                                      2,880           68,486
   Unisys Corp.*                                         7,200           56,448
                                                                 --------------
   TOTAL IT CONSULTING & SERVICES                                     2,992,326
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*+                          8,552          298,037
   Jabil Circuit, Inc.                                   3,860           94,763
   Molex, Inc.+                                          2,960           93,625
   Symbol Technologies, Inc.                             5,330           79,630
   Solectron Corp.*+                                    19,122           61,573
   Tektronix, Inc.                                       1,720           50,172
   Sanmina-SCI Corp.*                                   11,140           38,433
                                                                 --------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             716,233
                                                                 --------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                         20,180          342,051
                                                                 --------------
   TOTAL OFFICE ELECTRONICS                                             342,051
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         40,251,214
                                                                 --------------


18 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

HEALTH CARE 8.9%
   PHARMACEUTICALS 4.7%
   Johnson & Johnson, Inc.                              60,620   $    4,002,132
   Pfizer, Inc.                                        150,760        3,904,684
   Merck & Co., Inc.+                                   45,390        1,979,004
   Abbott Laboratories                                  32,092        1,563,201
   Wyeth                                                28,160        1,433,907
   Bristol-Myers Squibb Co.                             41,122        1,082,331
   Eli Lilly & Co.                                      20,576        1,072,010
   Schering-Plough Corp.                                31,004          732,935
   Allergan, Inc.+                                       3,210          384,365
   Forest Laboratories, Inc.*+                           6,616          334,770
   Barr Pharmaceuticals, Inc.*                           2,225          111,517
   Mylan Laboratories, Inc.+                             4,430           88,423
   King Pharmaceuticals, Inc.*                           5,080           80,874
   Watson Pharmaceuticals, Inc.*                         2,140           55,704
                                                                 --------------
   TOTAL PHARMACEUTICALS                                             16,825,857
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 1.8%
   UnitedHealth Group, Inc.                             28,160        1,513,037
   WellPoint, Inc.*                                     12,960        1,019,822
   Cardinal Health, Inc.                                 8,470          545,722
   Caremark Rx, Inc.                                     8,920          509,421
   Aetna, Inc.                                          10,910          471,094
   Medco Health Solutions, Inc.*                         6,140          328,122
   McKesson Corp.                                        6,190          313,833
   CIGNA Corp.                                           2,140          281,560
   Express Scripts, Inc.*+                               2,830          202,628
   Laboratory Corporation of
      America Holdings*+                                 2,620          192,491
   Humana, Inc.*                                         3,480          192,479
   AmerisourceBergen Corp.+                              4,020          180,739
   Quest Diagnostics, Inc.                               3,340          177,020
   Coventry Health Care, Inc.*+                          3,330          166,666
   IMS Health, Inc.                                      4,150          114,042
   Health Management Associates,
      Inc. -- Class A+                                   5,030          106,183
   Patterson Cos., Inc.*+                                2,910          103,334
   Manor Care, Inc.                                      1,550           72,726
   Tenet Healthcare Corp.*+                              9,850           68,655
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             6,559,574
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Medtronic, Inc.+                                     24,069        1,287,932
   Baxter International, Inc.                           13,680          634,615
   Boston Scientific Corp.*                             24,659          423,642
   Zimmer Holdings, Inc.*+                               4,990          391,116
   Thermo Fisher Scientific, Inc.*                       8,530          386,324
   Becton, Dickinson & Co.                               5,160          361,974
   Stryker Corp.+                                        6,212          342,343
   St. Jude Medical, Inc.*                               7,390          270,179
   Biomet, Inc.                                          5,120          211,302
   C.R. Bard, Inc.+                                      2,150          178,386
   Hospira, Inc.*                                        3,260          109,471
   Waters Corp.*                                         2,120          103,816

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Millipore Corp.*                                      1,120   $       74,592
   Bausch & Lomb, Inc.                                   1,120           58,307
   PerkinElmer, Inc.                                     2,570           57,131
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             4,891,130
                                                                 --------------
   BIOTECHNOLOGY 1.0%
   Amgen, Inc.*+                                        24,392        1,666,218
   Gilead Sciences, Inc.*                                9,610          623,977
   Celgene Corp.*+                                       7,792          448,274
   Biogen Idec, Inc.*                                    7,050          346,789
   Genzyme Corp.*                                        5,500          338,690
   Medimmune, Inc.*+                                     5,000          161,850
   Applera Corp. - Applied
      Biosystems Group                                   3,830          140,523
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                                3,726,321
                                                                 --------------
TOTAL HEALTH CARE                                                    32,002,882
                                                                 --------------
INDUSTRIALS 8.1%
   INDUSTRIAL CONGLOMERATES 3.0%
   General Electric Co.                                215,533        8,019,983
   Tyco International Ltd.                              41,590        1,264,336
   3M Co.                                               15,400        1,200,122
   Textron, Inc.                                         2,617          245,396
                                                                 --------------
   TOTAL INDUSTRIAL CONGLOMERATES                                    10,729,837
                                                                 --------------
   AEROSPACE & DEFENSE 1.8%
   Boeing Co.+                                          16,530        1,468,525
   United Technologies Corp.                            20,990        1,312,295
   Honeywell International, Inc.+                       17,072          772,337
   Lockheed Martin Corp.                                 7,450          685,921
   General Dynamics Corp.                                8,462          629,150
   Raytheon Co.                                          9,300          491,040
   Northrop Grumman Corp.                                7,220          488,794
   Rockwell Collins, Inc.                                3,500          221,515
   L-3 Communications Holdings,
      Inc.+                                              2,610          213,446
   Goodrich Corp.                                        2,610          118,886
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                          6,401,909
                                                                 --------------
   MACHINERY 1.1%
   Caterpillar, Inc.                                    13,600          834,088
   Deere & Co.                                           4,830          459,188
   Illinois Tool Works, Inc.+                            8,770          405,086
   Danaher Corp.+                                        4,960          359,303
   Paccar, Inc.+                                         5,190          336,831
   Ingersoll-Rand Co. -- Class A+                        6,410          250,823
   Eaton Corp.+                                          3,120          234,437
   ITT Industries, Inc.                                  3,860          219,325
   Dover Corp.                                           4,270          209,316
   Parker Hannifin Corp.                                 2,470          189,894
   Terex Corp.*                                          2,130          137,555
   Cummins, Inc.+                                        1,100          129,998
   Pall Corp.                                            2,560           88,448
                                                                 --------------
   TOTAL MACHINERY                                                    3,854,292
                                                                 --------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 0.7%
   United Parcel Service, Inc. --
      Class B                                           22,450   $    1,683,301
   FedEx Corp.+                                          6,410          696,254
                                                                 --------------
   TOTAL AIR FREIGHT & COURIERS                                       2,379,555
                                                                 --------------
   ROAD & RAIL 0.5%
   Burlington Northern Santa Fe
      Corp.                                              7,510          554,313
   Union Pacific Corp.                                   5,643          519,269
   Norfolk Southern Corp.                                8,300          417,407
   CSX Corp.                                             9,100          313,313
   Ryder System, Inc.+                                   1,270           64,846
                                                                 --------------
   TOTAL ROAD & RAIL                                                  1,869,148
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Waste Management, Inc.                               11,190          411,456
   Pitney Bowes, Inc.                                    4,640          214,322
   RR Donnelley & Sons Co.                               4,530          160,996
   Avery Dennison Corp.                                  1,970          133,822
   Robert Half International, Inc.+                      3,500          129,920
   Monster Worldwide, Inc.*+                             2,680          124,995
   Cintas Corp.                                          2,854          113,333
   Equifax, Inc.                                         2,620          106,372
   Allied Waste Industries, Inc.*+                       5,310           65,260
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,460,476
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.4%
   Emerson Electric Co.                                 16,780          739,830
   Rockwell Automation, Inc.                             3,560          217,445
   Cooper Industries Ltd. -- Class A                     1,900          171,817
   American Power Conversion
      Corp.+                                             3,530          107,983
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                         1,237,075
                                                                 --------------
   BUILDING PRODUCTS 0.1%
   Masco Corp.+                                          8,240          246,129
   American Standard Cos., Inc.+                         3,630          166,435
                                                                 --------------
   TOTAL BUILDING PRODUCTS                                              412,564
                                                                 --------------
   AIRLINES 0.1%
   Southwest Airlines Co.                               16,560          253,699
                                                                 --------------
   TOTAL AIRLINES                                                       253,699
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.+                                          1,840          150,236
                                                                 --------------
   TOTAL CONSTRUCTION & ENGINEERING                                     150,236
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                   1,530          107,008
                                                                 --------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               107,008
                                                                 --------------
TOTAL INDUSTRIALS                                                    28,855,799
                                                                 --------------

CONSUMER DISCRETIONARY 7.9%
   MEDIA 2.8%
   Comcast Corp. -- Class A*+                           43,510        1,841,778
   Time Warner, Inc.+                                   83,480        1,818,194
   Walt Disney Co.                                      43,250        1,482,177
   News Corp. -- Class A+                               48,940        1,051,231
   Viacom, Inc. -- Class B*                             14,620          599,859

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   CBS Corp.+                                           16,340   $      509,481
   McGraw-Hill Cos., Inc.                                7,410          504,028
   DIRECTV Group, Inc.*                                 16,120          402,033
   Omnicom Group, Inc.+                                  3,570          373,208
   Clear Channel Communications,
      Inc.                                              10,320          366,773
   Gannett Co., Inc.                                     4,900          296,254
   Univision Communications, Inc. --
      Class A*+                                          5,270          186,663
   Tribune Co.+                                          3,990          122,812
   Interpublic Group of Cos., Inc.*+                     9,222          112,877
   EW Scripps Co. -- Class A                             1,740           86,896
   New York Times Co. -- Class A+                        3,010           73,324
   Dow Jones & Co., Inc.                                 1,360           51,680
   Meredith Corp.+                                         810           45,644
                                                                 --------------
   TOTAL MEDIA                                                        9,924,912
                                                                 --------------
   SPECIALTY RETAIL 1.5%
   Home Depot, Inc.                                     42,670        1,713,627
   Lowe's Cos., Inc.+                                   31,840          991,816
   Best Buy Co., Inc.+                                   8,430          414,672
   Staples, Inc.+                                       15,110          403,437
   TJX Cos., Inc.                                        9,520          271,510
   Bed Bath & Beyond, Inc.*                              5,910          225,171
   Office Depot, Inc.*                                   5,820          222,149
   The Gap, Inc.+                                       11,020          214,890
   Limited Brands, Inc.                                  7,150          206,921
   Sherwin-Williams Co.+                                 2,340          148,777
   AutoZone, Inc.*+                                      1,060          122,494
   Tiffany & Co.+                                        2,830          111,049
   OfficeMax, Inc.                                       1,560           77,454
   AutoNation, Inc.*+                                    3,130           66,732
   Circuit City Stores, Inc.+                            2,970           56,371
   RadioShack Corp.                                      2,844           47,722
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                             5,294,792
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 1.2%
   McDonald's Corp.                                     25,860        1,146,374
   Starbucks Corp.*+                                    15,810          559,990
   Carnival Corp.+                                       9,300          456,165
   Marriott International, Inc. --
      Class A+                                           7,030          335,471
   International Game Technology,
      Inc.+                                              7,102          328,112
   Yum! Brands, Inc.                                     5,540          325,752
   Harrah's Entertainment, Inc.                          3,894          322,112
   Hilton Hotels Corp.+                                  8,080          281,992
   Starwood Hotels & Resorts
      Worldwide, Inc.                                    4,430          276,875
   Wyndham Worldwide Corp.*                              4,140          132,563
   Darden Restaurants, Inc.+                             3,070          123,322
   Wendy's International, Inc.                           2,000           66,180
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                4,354,908
                                                                 --------------
   MULTILINE RETAIL 0.9%
   Target Corp.                                         17,960        1,024,618
   Kohl's Corp.*+                                        6,840          468,061


20 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Federated Department Stores,
      Inc.                                              10,980   $      418,668
   J.C. Penney Co., Inc.+                                4,705          363,979
   Sears Holdings Corp.*+                                1,740          292,198
   Nordstrom, Inc.+                                      4,780          235,845
   Dollar General Corp.+                                 6,520          104,711
   Family Dollar Stores, Inc.+                           3,170           92,976
   Big Lots, Inc.*+                                      2,290           52,487
   Dillard's, Inc. -- Class A+                           1,270           44,412
                                                                 --------------
   TOTAL MULTILINE RETAIL                                             3,097,955
                                                                 --------------
   HOUSEHOLD DURABLES 0.5%
   Fortune Brands, Inc.+                                 3,170          270,686
   Newell Rubbermaid, Inc.+                              5,800          167,910
   D.R. Horton, Inc.+                                    5,770          152,847
   Lennar Corp. -- Class A+                              2,880          151,085
   Pulte Homes, Inc.+                                    4,420          146,391
   Centex Corp.+                                         2,480          139,550
   Harman International Industries,
      Inc.                                               1,365          136,377
   Whirlpool Corp.+                                      1,640          136,153
   Black & Decker Corp.+                                 1,420          113,557
   Leggett & Platt, Inc.+                                3,740           89,386
   Stanley Works+                                        1,700           85,493
   KB HOME+                                              1,640           84,099
   Snap-On, Inc.                                         1,220           58,121
                                                                 --------------
   TOTAL HOUSEHOLD DURABLES                                           1,731,655
                                                                 --------------
   TEXTILES & APPAREL 0.3%
   Nike, Inc. -- Class B                                 3,930          389,188
   Coach, Inc.*+                                         7,682          330,019
   VF Corp.                                              1,870          153,490
   Liz Claiborne, Inc.+                                  2,140           93,004
   Jones Apparel Group, Inc.                             2,310           77,223
                                                                 ---------------
   TOTAL TEXTILES & APPAREL                                           1,042,924
                                                                 ---------------
   AUTOMOBILES 0.3%
   Harley-Davidson, Inc.+                                5,420          381,947
   General Motors Corp.+                                11,830          363,418
   Ford Motor Co.+                                      39,502          296,660
                                                                 --------------
   TOTAL AUTOMOBILES                                                  1,042,025
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Mattel, Inc.                                          7,970          180,600
   Eastman Kodak Co.+                                    6,010          155,058
   Hasbro, Inc.                                          3,320           90,470
   Brunswick Corp.                                       1,920           61,248
                                                                 --------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   487,376
                                                                 --------------
   AUTO COMPONENTS 0.1%
   Johnson Controls, Inc.+                               4,094          351,756
   Goodyear Tire & Rubber Co.*+                          3,710           77,873
                                                                 --------------
   TOTAL AUTO COMPONENTS                                                429,629
                                                                 --------------
   INTERNET & CATALOG RETAIL 0.1%
   Amazon.com, Inc.*+                                    6,460          254,912
   IAC/InterActiveCorp*                                  4,670          173,537
                                                                 --------------
   TOTAL INTERNET & CATALOG RETAIL                                      428,449
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 0.1%
   H&R Block, Inc.+                                      6,743   $      155,359
   Apollo Group, Inc. -- Class A*+                       2,930          114,182
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 269,541
                                                                 --------------
   DISTRIBUTORS 0.0%

   Genuine Parts Co.                                     3,560          168,851
                                                                 --------------
   TOTAL DISTRIBUTORS                                                   168,851
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         28,273,017
                                                                 --------------
ENERGY 7.3%
   OIL & GAS 6.0%
   Exxon Mobil Corp.+                                  121,950        9,345,028
   Chevron Corp.                                        45,580        3,351,497
   ConocoPhillips                                       34,410        2,475,800
   Occidental Petroleum Corp.                           18,010          879,428
   Marathon Oil Corp.                                    7,350          679,875
   Valero Energy Corp.                                  12,640          646,662
   Devon Energy Corp.                                    9,240          619,819
   Apache Corp.                                          6,890          458,254
   Anadarko Petroleum Corp.                              9,610          418,227
   XTO Energy, Inc.                                      7,650          359,933
   Williams Cos., Inc.                                  12,470          325,716
   EOG Resources, Inc.+                                  5,090          317,871
   Hess Corp.                                            5,660          280,566
   Chesapeake Energy Corp.+                              8,700          252,735
   Kinder Morgan, Inc.                                   2,245          237,409
   El Paso Corp.+                                       14,750          225,380
   Peabody Energy Corp.                                  5,520          223,063
   Murphy Oil Corp.+                                     3,910          198,824
   Sunoco, Inc.                                          2,570          160,265
   Consol Energy, Inc.                                   3,820          122,737
                                                                 --------------
   TOTAL OIL & GAS                                                   21,579,089
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 1.3%
   Schlumberger Ltd.+                                   24,640        1,556,262
   Halliburton Co.                                      21,020          652,671
   Baker Hughes, Inc.                                    6,710          500,969
   Transocean, Inc.*                                     6,110          494,238
   Weatherford International Ltd.*                       7,100          296,709
   National-Oilwell Varco, Inc.*                         3,674          224,775
   Noble Corp.                                           2,830          215,504
   Nabors Industries Ltd.*+                              6,260          186,423
   BJ Services Co.+                                      6,130          179,732
   Smith International, Inc.+                            4,170          171,262
   Rowan Cos., Inc.                                      2,310           76,692
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  4,555,237
                                                                 --------------
TOTAL ENERGY                                                         26,134,326
                                                                 --------------
CONSUMER STAPLES 6.9%
   HOUSEHOLD PRODUCTS 1.6%
   Procter & Gamble Co.                                 66,262        4,258,659
   Colgate-Palmolive Co.                                10,753          701,526
   Kimberly-Clark Corp.+                                 9,580          650,961
   Clorox Co.                                            3,170          203,355
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                           5,814,501
                                                                 --------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   FOOD & DRUG RETAILING 1.6%
   Wal-Mart Stores, Inc.                                51,425   $    2,374,807
   Walgreen Co.+                                        20,980          962,772
   CVS Corp.+                                           17,220          532,270
   Costco Wholesale Corp.+                               9,580          506,495
   Sysco Corp.+                                         12,923          475,049
   Kroger Co.+                                          15,000          346,050
   Safeway, Inc.+                                        9,270          320,371
   Supervalu, Inc.                                       4,300          153,725
   Whole Foods Market, Inc.+                             2,990          140,321
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                        5,811,860
                                                                 --------------
   BEVERAGES 1.6%
   PepsiCo, Inc.                                        34,330        2,147,341
   Coca-Cola Co.+                                       42,642        2,057,477
   Anheuser-Busch Cos., Inc.                            16,080          791,136
   Constellation Brands, Inc. --
      Class A*+                                          4,390          127,398
   Coca-Cola Enterprises, Inc.                           5,804          118,518
   Brown-Forman Corp. -- Class B                         1,650          109,296
   Pepsi Bottling Group, Inc.                            2,864           88,526
   Molson Coors Brewing Co. --
      Class B+                                             960           73,382
                                                                 --------------
   TOTAL BEVERAGES                                                    5,513,074
                                                                 --------------
   TOBACCO 1.2%
   Altria Group, Inc.                                   43,822        3,760,804
   Reynolds American, Inc.+                              3,582          234,514
   UST, Inc.+                                            3,360          195,552
                                                                 --------------
   TOTAL TOBACCO                                                      4,190,870
                                                                 --------------
   FOOD PRODUCTS 0.8%
   Archer-Daniels-Midland Co.                           13,740          439,130
   General Mills, Inc.+                                  7,170          412,992
   H.J. Heinz Co.+                                       6,890          310,119
   ConAgra Foods, Inc.+                                 10,655          287,685
   Sara Lee Corp.                                       15,620          266,009
   Kellogg Co.+                                          5,250          262,815
   WM Wrigley Jr Co.                                     4,592          237,498
   Hershey Co.                                           3,640          181,272
   Campbell Soup Co.+                                    4,550          176,949
   Dean Foods Co.*                                       2,800          118,384
   McCormick & Co., Inc.                                 2,750          106,040
   Tyson Foods, Inc. -- Class A+                         5,270           86,692
                                                                 --------------
   TOTAL FOOD PRODUCTS                                                2,885,585
                                                                 --------------
   PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.+                                  9,300          307,272
   Estee Lauder Cos., Inc. -- Class A                    2,660          108,581
                                                                 --------------
   TOTAL PERSONAL PRODUCTS                                              415,853
                                                                 --------------
TOTAL CONSUMER STAPLES                                               24,631,743
                                                                 --------------
UTILITIES 2.6%
   ELECTRIC UTILITIES 1.5%
   Duke Energy Corp.                                    26,264          872,227
   Exelon Corp.                                         14,032          868,440
   Southern Co.+                                        15,530          572,436
   TXU Corp.                                             9,600          520,416

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   FPL Group, Inc.+                                      8,450   $      459,849
   FirstEnergy Corp.+                                    6,670          402,201
   Entergy Corp.                                         4,330          399,745
   American Electric Power Co.,
      Inc.+                                              8,270          352,137
   Edison International                                  6,810          309,719
   PPL Corp.+                                            7,980          286,003
   Progress Energy, Inc.+                                5,320          261,106
   Allegheny Energy, Inc.*                               3,460          158,849
   Pinnacle West Capital Corp.+                          2,090          105,942
                                                                 --------------
   TOTAL ELECTRIC UTILITIES                                           5,569,070
                                                                 --------------
   MULTI-UTILITIES 1.0%
   Dominion Resources, Inc.                              7,400          620,416
   Public Service Enterprise Group,
      Inc.                                               5,270          349,822
   PG&E Corp.+                                           7,290          345,036
   Sempra Energy                                         5,480          307,099
   AES Corp.*+                                          13,892          306,180
   Constellation Energy Group, Inc.                      3,760          258,951
   Consolidated Edison, Inc.+                            5,370          258,136
   Ameren Corp.+                                         4,315          231,845
   Xcel Energy, Inc.+                                    8,510          196,241
   DTE Energy Co.+                                       3,720          180,085
   KeySpan Corp.                                         3,670          151,131
   NiSource, Inc.+                                       5,710          137,611
   CenterPoint Energy, Inc.+                             6,540          108,433
   CMS Energy Corp.*                                     4,650           77,655
   TECO Energy, Inc.                                     4,370           75,295
   Dynegy, Inc. -- Class A*                              7,920           57,341
                                                                 --------------
   TOTAL MULTI-UTILITIES                                              3,661,277
                                                                 --------------
   GAS UTILITIES 0.1%
   Questar Corp.                                         1,800          149,490
   Nicor, Inc.+                                            930           43,524
   Peoples Energy Corp.                                    800           35,656
                                                                 --------------
   TOTAL GAS UTILITIES                                                  228,670
                                                                 --------------
TOTAL UTILITIES                                                       9,459,017
                                                                 --------------
TELECOMMUNICATION SERVICES 2.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.2%
   AT&T, Inc.+                                          80,350        2,872,513
   Verizon Communications, Inc.+                        61,045        2,273,316
   BellSouth Corp.                                      38,142        1,796,870
   Qwest Communications
      International, Inc.*+                             33,620          281,399
   Embarq Corp.                                          3,130          164,513
   Windstream Corp.+                                     9,970          141,773
   CenturyTel, Inc.+                                     2,400          104,784
   Citizens Communications Co.+                          6,730           96,710
                                                                 --------------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                      7,731,878
                                                                 --------------
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   Sprint Nextel Corp.                                  60,530        1,143,411
   Alltel Corp.                                          7,810          472,349
                                                                 --------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                          1,615,760
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      9,347,638
                                                                 --------------


22 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONCLUDED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS 2.2%
   CHEMICALS 1.1%
   E.I. du Pont de Nemours
      and Co.+                                          19,230   $      936,693
   Dow Chemical Co.                                     19,970          797,602
   Monsanto Co.                                         11,360          596,741
   Praxair, Inc.                                         6,750          400,477
   Air Products & Chemicals, Inc.                        4,613          324,202
   PPG Industries, Inc.+                                 3,463          222,359
   Ecolab, Inc.+                                         3,730          168,596
   Rohm & Haas Co.                                       2,970          151,826
   Sigma-Aldrich Corp.                                   1,380          107,254
   Eastman Chemical Co.                                  1,721          102,072
   Ashland, Inc.                                         1,200           83,016
   International Flavors &
      Fragrances, Inc.                                   1,630           80,131
   Hercules, Inc.*                                       2,370           45,765
                                                                 --------------
   TOTAL CHEMICALS                                                    4,016,734
                                                                 --------------
   METALS & MINING 0.7%
   Alcoa, Inc.                                          18,132          544,141
   Phelps Dodge Corp.                                    4,270          511,204
   Newmont Mining Corp.+                                 9,410          424,862
   Nucor Corp.+                                          6,320          345,451
   Freeport-McMoRan Copper
      & Gold, Inc. -- Class B+                           4,124          229,831
   Allegheny Technologies, Inc.+                         2,110          191,335
   United States Steel Corp.+                            2,480          181,387
                                                                 --------------
   TOTAL METALS & MINING                                              2,428,211
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.2%
   Weyerhaeuser Co.                                      4,950          349,718
   International Paper Co.+                              9,515          324,462
   MeadWestvaco Corp.+                                   3,790          113,927
                                                                 --------------
   TOTAL PAPER & FOREST PRODUCTS                                        788,107
                                                                 --------------
   CONTAINERS & PACKAGING 0.1%
   Sealed Air Corp.                                      1,690          109,715
   Temple-Inland, Inc.+                                  2,240          103,107
   Pactiv Corp.*                                         2,780           99,218
   Ball Corp.                                            2,180           95,048
   Bemis Co.                                             2,190           74,416
                                                                 --------------
   TOTAL CONTAINERS & PACKAGING                                         481,504
                                                                 --------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.+                                 1,970          177,044
                                                                 --------------
   TOTAL CONSTRUCTION MATERIALS                                         177,044
                                                                 --------------
TOTAL MATERIALS                                                       7,891,600
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $176,818,323)                                              266,118,173
                                                                 --------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 26.7%
Repurchase Agreement (Note 6)
  4.90% due 01/02/07                           $     5,299,227   $    5,299,227
  4.79% due 01/02/07                                51,282,845       51,282,845
  4.60% due 01/02/07++                              39,176,487       39,176,487
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $95,758,559)                                                95,758,559
                                                                 --------------
SECURITIES LENDING COLLATERAL 9.7%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                              34,777,237       34,777,237
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $34,777,237)                                                34,777,237
                                                                 ==============
TOTAL INVESTMENTS 110.6%
   (Cost $307,354,119)                                           $  396,653,969
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (10.6)%                                        $  (38,019,832)
                                                                 ==============
NET ASSETS - 100.0%                                              $  358,634,137

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $161,436,763)                            2,263   $       86,055
                                                                 ==============

                                                         UNITS
                                               ---------------
EQUITY INDEX SWAP AGREEMENTS
March 2007 S&P 500 Index
   Swap, Terminating 03/29/07**
   (Notional Market Value
   $272,552,786)                                       192,169   $   (1,265,662)
March 2007 S&P 500 Index
   Swap, Terminating 03/14/07**
   (Notional Market Value
   $19,209,020)                                         13,544            8,013
                                                                 --------------
(TOTAL NOTIONAL MARKET
   VALUE $291,761,806)                                           $   (1,257,649)
                                                                 ==============

  *   NON-INCOME PRODUCING SECURITY.

 **   PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

  +   ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 9.

 ++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006. REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 28.6%
Fannie Mae*
  5.14% due 02/14/07                           $    25,000,000   $   24,846,514
Freddie Mac*
  5.13% due 02/26/07                                50,000,000       49,608,125
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $74,454,639)                                                74,454,639
                                                                 --------------

                                                     CONTRACTS
                                               ---------------
OPTIONS PURCHASED 0.0%
Call Options on:
March 2007 S&P 500 Index
   Futures Contracts
   Expiring March 2007 with
   Strike Price of 2100                                300                   --
                                                                 --------------
TOTAL OPTIONS PURCHASED
   (Cost $4,965)                                                             --
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                               ---------------
REPURCHASE AGREEMENTS 76.2%
Repurchase Agreement (Note 6)
  4.90% due 01/02/07+                          $    56,240,137       56,240,137
  4.79% due 01/02/07                                71,552,947       71,552,947
  4.60% due 01/02/07+                               70,771,564       70,771,564
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $198,564,648)                                              198,564,648
                                                                 --------------
TOTAL INVESTMENTS 104.8%
   (Cost $273,024,252)                                           $  273,019,287
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.8)%                                         $  (12,511,114)
                                                                 ==============
NET ASSETS - 100.0%                                              $  260,508,173

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2007 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $49,650,900)                               696   $      130,176
                                                                 ==============

                                                    UNITS
                                               ---------------

EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
March 2007 S&P 500 Index
   Swap, Terminating 03/29/07**
   (Notional Market Value
   $354,530,828)                                       249,969   $    1,660,148
March 2007 S&P 500 Index
   Swap, Terminating 03/14/07**
   (Notional Market Value
   $119,550,938)                                        84,292          (15,765)
                                                                 --------------
(TOTAL NOTIONAL MARKET
   VALUE $474,081,766)                                           $    1,644,383
                                                                 ==============

  * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 **   PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

  + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


24 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC OTC MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 83.1%

INFORMATION TECHNOLOGY 51.1%
   SOFTWARE 13.6%
   Microsoft Corp.                                     699,330   $   20,881,994
   Oracle Corp.*                                       447,780        7,674,949
   Adobe Systems, Inc.*                                118,171        4,859,191
   Symantec Corp.*+                                    202,740        4,227,129
   Electronic Arts, Inc.*                               64,283        3,237,292
   Intuit, Inc.*                                        90,784        2,769,820
   Autodesk, Inc.*+                                     49,810        2,015,313
   Citrix Systems, Inc.*+                               44,350        1,199,667
   Cadence Design Systems, Inc.*+                       60,090        1,076,212
   Check Point Software
      Technologies Ltd.*+                               48,700        1,067,504
   BEA Systems, Inc.*                                   75,120          945,010
   Activision, Inc.*+                                   51,750          892,170
                                                                 --------------
   TOTAL SOFTWARE                                                    50,846,251
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 9.8%
   Qualcomm, Inc.                                      411,970       15,568,346
   Cisco Systems, Inc.*                                448,450       12,256,138
   Research In Motion Ltd.*+                            38,010        4,856,918
   Juniper Networks, Inc.*+                             76,850        1,455,539
   Comverse Technology, Inc.*+                          43,350          915,119
   Telefonaktiebolaget LM
      Ericsson -- SP ADR+                               20,970          843,623
   Tellabs, Inc.*                                       52,050          534,033
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    36,429,716
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 9.0%
   Intel Corp.                                         417,340        8,451,135
   Broadcom Corp. -- Class A*+                          88,410        2,856,527
   Maxim Integrated Products, Inc.                      92,880        2,843,985
   Applied Materials, Inc.+                            148,120        2,732,814
   Nvidia Corp.*+                                       72,166        2,670,864
   Linear Technology Corp.                              82,590        2,504,129
   KLA-Tencor Corp.+                                    49,800        2,477,550
   Marvell Technology Group Ltd.*+                     115,430        2,215,102
   Xilinx, Inc.+                                        92,200        2,195,282
   Altera Corp.*                                       105,200        2,070,336
   Lam Research Corp.*                                  30,413        1,539,506
   Microchip Technology, Inc.+                          37,079        1,212,483
                                                                 --------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                        33,769,713
                                                                 --------------
   COMPUTERS & PERIPHERALS 8.6%
   Apple Computer, Inc.*+                              245,920       20,863,853
   Dell, Inc.*+                                        172,740        4,334,047
   Network Appliance, Inc.*+                            80,290        3,153,791
   SanDisk Corp.*+                                      42,870        1,844,696
   Sun Microsystems, Inc.*+                            316,464        1,715,235
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                     31,911,622
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 6.9%
   Google, Inc. -- Class A*                             28,090       12,934,883
   eBay, Inc.*                                         214,910        6,462,344

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Yahoo!, Inc.*+                                      135,150   $    3,451,731
   Akamai Technologies, Inc.*+                          30,979        1,645,604
   VeriSign, Inc.*+                                     47,340        1,138,527
                                                                 --------------
   TOTAL INTERNET SOFTWARE & SERVICES                                25,633,089
                                                                 --------------
   IT CONSULTING & SERVICES 2.5%
   Paychex, Inc.+                                       74,600        2,949,684
   Fiserv, Inc.*+                                       44,780        2,347,368
   Cognizant Technology Solutions
      Corp. -- Class A*                                 28,565        2,204,075
   Infosys Technologies Ltd. --
      SP ADR                                            22,830        1,245,605
   CheckFree Corp.*+                                    17,440          700,390
                                                                 --------------
   TOTAL IT CONSULTING & SERVICES                                     9,447,122
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
   Flextronics International Ltd.*+                    130,135        1,493,950
   CDW Corp.+                                           16,855        1,185,244
                                                                 --------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           2,679,194
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                        190,716,707
                                                                 --------------
CONSUMER DISCRETIONARY 14.4%
   MEDIA 4.6%
   Comcast Corp. -- Class A*+                          198,050        8,383,456
   NTL, Inc.                                            73,547        1,856,326
   EchoStar Communications
      Corp.*                                            44,070        1,675,982
   Liberty Global, Inc. -- Class A*                     42,730        1,245,580
   Sirius Satellite Radio, Inc.*+                      314,750        1,114,215
   Lamar Advertising Co. --
      Class A*+                                         17,000        1,111,630
   XM Satellite Radio Holdings,
      Inc.*+                                            65,159          941,548
   Discovery Holding Co. --
      Class A*+                                         49,200          791,628
                                                                 --------------
   TOTAL MEDIA                                                       17,120,365
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 2.6%
   Starbucks Corp.*+                                   217,290        7,696,412
   Wynn Resorts Ltd.+                                   22,884        2,147,663
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                9,844,075
                                                                 --------------
   SPECIALTY RETAIL 2.4%
   Bed Bath & Beyond, Inc.*+                            78,580        2,993,898
   Staples, Inc.+                                      100,330        2,678,811
   American Eagle Outfitters, Inc.+                     47,950        1,496,520
   Ross Stores, Inc.                                    28,480          834,464
   Petsmart, Inc.+                                      28,620          825,973
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                             8,829,666
                                                                 --------------
   INTERNET & CATALOG RETAIL 2.3%
   Liberty Media Corp - Interactive*                   125,140        2,699,270
   IAC/InterActiveCorp*+                                63,260        2,350,741
   Amazon.com, Inc.*+                                   56,530        2,230,674
   Expedia, Inc.*                                       68,187        1,430,563
                                                                 --------------
   TOTAL INTERNET & CATALOG RETAIL                                    8,711,248
                                                                 --------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC OTC MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   MULTILINE RETAIL 1.5%
   Sears Holdings Corp.*+                               33,270   $    5,587,031
                                                                 --------------
   TOTAL MULTILINE RETAIL                                             5,587,031
                                                                 --------------
   HOUSEHOLD DURABLES 0.6%
   Garmin Ltd.+                                         41,380        2,303,211
                                                                 --------------
   TOTAL HOUSEHOLD DURABLES                                           2,303,211
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Apollo Group, Inc. -- Class A*+                      36,170        1,409,545
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,409,545
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         53,805,141
                                                                 --------------
HEALTH CARE 11.3%
   BIOTECHNOLOGY 8.0%
   Amgen, Inc.*+                                       112,380        7,676,678
   Gilead Sciences, Inc.*                               93,597        6,077,253
   Celgene Corp.*+                                      77,430        4,454,548
   Genzyme Corp.*                                       68,109        4,194,152
   Biogen Idec, Inc.*+                                  75,750        3,726,142
   Medimmune, Inc.*+                                    52,910        1,712,697
   Vertex Pharmaceuticals, Inc.*                        27,150        1,015,953
   Amylin Pharmaceuticals, Inc.*+                       25,940          935,656
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                               29,793,079
                                                                 --------------
   PHARMACEUTICALS 1.4%
   Teva Pharmaceutical Industries
      Ltd. -- SP ADR+                                  125,580        3,903,027
   Sepracor, Inc.*+                                     21,992        1,354,267
                                                                 --------------
   TOTAL PHARMACEUTICALS                                              5,257,294
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Biomet, Inc.                                         68,170        2,813,376
   DENTSPLY International, Inc.                         30,130          899,381
   Intuitive Surgical, Inc.*+                            7,630          731,717
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             4,444,474
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 0.7%

   Express Scripts, Inc.*+                              24,980        1,788,568
   Patterson Cos., Inc.*+                               27,540          977,945
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             2,766,513
                                                                 --------------
TOTAL HEALTH CARE                                                    42,261,360
                                                                 --------------
INDUSTRIALS 3.5%
   MACHINERY 1.3%
   Paccar, Inc.+                                        57,530        3,733,697
   Joy Global, Inc.+                                    24,090        1,164,511
                                                                 --------------
   TOTAL MACHINERY                                                    4,898,208
                                                                 --------------
   AIR FREIGHT & COURIERS 0.8%

   Expeditors International
      Washington, Inc.                                  43,260        1,752,030
   CH Robinson Worldwide, Inc.+                         34,560        1,413,159
                                                                 --------------
   TOTAL AIR FREIGHT & COURIERS                                       3,165,189
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.8%

   Cintas Corp.+                                        39,820        1,581,252
   Monster Worldwide, Inc.*+                            27,120        1,264,877
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               2,846,129
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion
      Corp.+                                            40,204   $    1,229,840
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                         1,229,840
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+                                        29,830        1,070,300
                                                                 --------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                             1,070,300
                                                                 --------------
TOTAL INDUSTRIALS                                                    13,209,666
                                                                 --------------
TELECOMMUNICATION SERVICES 1.2%
   WIRELESS TELECOMMUNICATION SERVICES 0.9%
   NII Holdings, Inc. -- Class B*+                      31,070        2,002,151
   Millicom International Cellular
      SA*+                                              20,110        1,239,580
                                                                 --------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                          3,241,731
                                                                 --------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
   Level 3 Communications, Inc.*+                      237,180        1,328,208
                                                                 --------------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                      1,328,208
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      4,569,939
                                                                 --------------
CONSUMER STAPLES 1.1%
   FOOD & DRUG RETAILING 1.1%

   Costco Wholesale Corp.+                              49,890        2,637,684
   Whole Foods Market, Inc.+                            28,300        1,328,119
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                        3,965,803
                                                                 --------------
TOTAL CONSUMER STAPLES                                                3,965,803
                                                                 --------------
MATERIALS 0.3%
   CHEMICALS 0.3%
   Sigma-Aldrich Corp.                                  13,090        1,017,355
                                                                 --------------
   TOTAL CHEMICALS                                                    1,017,355
                                                                 --------------
TOTAL MATERIALS                                                       1,017,355
                                                                 --------------
ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Patterson-UTI Energy, Inc.+                          33,170          770,539
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    770,539
                                                                 --------------
TOTAL ENERGY                                                            770,539
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $176,527,486)                                              310,316,510
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                               ---------------
REPURCHASE AGREEMENTS 11.8%
Repurchase Agreement (Note 6)
  4.90% due 01/02/07                           $     2,431,140        2,431,140
  4.79% due 01/02/07                                23,527,158       23,527,158
  4.60% due 01/02/07++                              18,160,121       18,160,121
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $44,118,419)                                                44,118,419
                                                                 --------------


26 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONCLUDED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC OTC MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 15.2%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                         $    56,837,437   $   56,837,437
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $56,837,437)                                                56,837,437
                                                                 --------------
TOTAL INVESTMENTS 110.1%
   (Cost $277,483,342)                                           $  411,272,366
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (10.1)%                                        $  (37,711,343)
                                                                 --------------
NET ASSETS - 100.0%                                              $  373,561,023

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2007 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $168,932,400)                            4,760   $      337,533
                                                                 ==============

                                                         UNITS
                                               ---------------
EQUITY INDEX SWAP AGREEMENTS
March 2007 Nasdaq 100 Index
   Swap, Terminating 03/29/07**
   (Notional Market Value
   $254,734,588)                                       144,991   $     (329,538)
March 2007 Nasdaq 100 Index
   Swap, Terminating 03/14/07**
   (Notional Market Value
   $12,203,211)                                          6,946          (29,614)
                                                                 --------------
(TOTAL NOTIONAL MARKET
   VALUE $266,937,799)                                           $     (359,152)
                                                                 ==============

  *   NON-INCOME PRODUCING SECURITY.

 **   PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

  +   ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 9.

 ++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   INVERSE DYNAMIC OTC MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 45.7%
Federal Home Loan Bank*
  5.18% due 01/26/07                           $    50,000,000   $   49,827,333
  5.15% due 01/12/07                                25,000,000       24,964,236
Freddie Mac*
  5.15% due 01/24/07                                50,000,000       49,842,639
  5.14% due 01/31/07                                50,000,000       49,792,972
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $174,427,180)                                              174,427,180
                                                                 --------------

                                                     CONTRACTS
                                               ---------------
OPTIONS PURCHASED 0.0%
Call Options on:
March 2007 Nasdaq 100 Index
   Futures Contracts
   Expiring March 2007 with
   strike price of 2700                                    400               --
                                                                 --------------
TOTAL OPTIONS PURCHASED
   (Cost $3,620)                                                             --
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                               ---------------
REPURCHASE AGREEMENTS 52.9%
Repurchase Agreement (Note 6)
  4.90% due 01/02/07+                          $    50,645,833       50,645,833
  4.79% due 01/02/07                                65,965,465       65,965,465
  4.60% due 01/02/07+                               85,384,439       85,384,439
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $201,995,737)                                              201,995,737
                                                                 --------------
TOTAL INVESTMENTS 98.6%
   (Cost $376,426,537)                                           $  376,422,917
                                                                 ==============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 1.4%                                         $    5,434,419
                                                                 ==============
NET ASSETS - 100.0%                                              $  381,857,336

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2007 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $101,607,870)                            2,863   $    1,641,676
                                                                 ==============

                                                         UNITS
                                               ---------------
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
March 2007 Nasdaq 100 Index
   Swap, Terminating 03/14/07**
   (Notional Market Value
   $369,989,444)                                       210,592   $    6,767,904
March 2007 Nasdaq 100 Index
   Swap, Terminating 03/29/07**
   (Notional Market Value
   $295,321,395)                                       168,092          392,687
                                                                 --------------
(TOTAL NOTIONAL MARKET
   VALUE $665,310,839)                                           $    7,160,591
                                                                 ==============

  * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 **   PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

  + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


28 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC DOW MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 77.6%

INDUSTRIALS 18.6%
   AEROSPACE & DEFENSE 9.8%
   Boeing Co.                                           33,250   $    2,953,930
   United Technologies Corp.                            33,246        2,078,540
   Honeywell International, Inc.+                       33,250        1,504,230
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                          6,536,700
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 5.7%
   3M Co.                                               33,250        2,591,172
   General Electric Co.                                 33,250        1,237,233
                                                                 --------------
   TOTAL INDUSTRIAL CONGLOMERATES                                     3,828,405
                                                                 --------------
   MACHINERY 3.1%

   Caterpillar, Inc.+                                   33,250        2,039,222
                                                                 --------------
   TOTAL MACHINERY                                                    2,039,222
                                                                 --------------
TOTAL INDUSTRIALS                                                    12,404,327
                                                                 --------------
CONSUMER STAPLES 12.2%
   TOBACCO 4.3%
   Altria Group, Inc.+                                  33,250        2,853,515
                                                                 --------------
   TOTAL TOBACCO                                                      2,853,515
                                                                 --------------
   HOUSEHOLD PRODUCTS 3.2%
   Procter & Gamble Co.                                 33,250        2,136,977
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                           2,136,977
                                                                 --------------
   BEVERAGES 2.4%
   Coca-Cola Co.+                                       33,250        1,604,313
                                                                 --------------
   TOTAL BEVERAGES                                                    1,604,313
                                                                 --------------
   FOOD & DRUG RETAILING 2.3%
   Wal-Mart Stores, Inc.                                33,250        1,535,485
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                        1,535,485
                                                                 --------------
TOTAL CONSUMER STAPLES                                                8,130,290
                                                                 --------------
FINANCIALS 11.8%
   DIVERSIFIED FINANCIALS 5.2%
   Citigroup, Inc.                                      33,250        1,852,025
   J.P. Morgan Chase & Co.                              33,253        1,606,120
                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS                                       3,458,145
                                                                 --------------
   INSURANCE 3.6%
   American International Group,
      Inc.                                              33,250        2,382,695
                                                                 --------------
   TOTAL INSURANCE                                                    2,382,695
                                                                 --------------
   CONSUMER FINANCE 3.0%
   American Express Co.                                 33,250        2,017,277
                                                                 --------------
   TOTAL CONSUMER FINANCE                                             2,017,277
                                                                 --------------
TOTAL FINANCIALS                                                      7,858,117
                                                                 --------------
INFORMATION TECHNOLOGY 9.4%
   COMPUTERS & PERIPHERALS 6.9%
   International Business Machines
      Corp.                                             33,250        3,230,237
   Hewlett-Packard Co.                                  33,250        1,369,568
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                      4,599,805
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   SOFTWARE 1.5%
   Microsoft Corp.+                                     33,250   $      992,845
                                                                 --------------
   TOTAL SOFTWARE                                                       992,845
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.0%
   Intel Corp.                                          33,250          673,313
                                                                 --------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT                                                         673,313
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          6,265,963
                                                                 --------------
CONSUMER DISCRETIONARY 7.5%
   HOTELS, RESTAURANTS & LEISURE 2.2%
   McDonald's Corp.                                     33,250        1,473,973
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                1,473,973
                                                                 --------------
   SPECIALTY RETAIL 2.0%
   Home Depot, Inc.                                     33,250        1,335,320
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                             1,335,320
                                                                 --------------
   MEDIA 1.7%
   Walt Disney Co.+                                     33,248        1,139,409
                                                                 --------------
   TOTAL MEDIA                                                        1,139,409
                                                                 --------------
   AUTOMOBILES 1.6%
   General Motors Corp.+                                33,250        1,021,440
                                                                 --------------
   TOTAL AUTOMOBILES                                                  1,021,440
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          4,970,142
                                                                 --------------
HEALTH CARE 6.8%
   PHARMACEUTICALS 6.8%
   Johnson & Johnson, Inc.                              33,250        2,195,165
   Merck & Co., Inc.+                                   33,250        1,449,700
   Pfizer, Inc.                                         33,250          861,175
                                                                 --------------
   TOTAL PHARMACEUTICALS                                              4,506,040
                                                                 --------------
TOTAL HEALTH CARE                                                     4,506,040
                                                                 --------------
MATERIALS 3.9%
   CHEMICALS 2.4%
   E.I. du Pont de Nemours
      and Co.+                                          33,250        1,619,608
                                                                 --------------
   TOTAL CHEMICALS                                                    1,619,608
                                                                 --------------
   METALS & MINING 1.5%
   Alcoa, Inc.                                          33,249          997,802
                                                                 --------------
   TOTAL METALS & MINING                                                997,802
                                                                 --------------
TOTAL MATERIALS                                                       2,617,410
                                                                 --------------
ENERGY 3.8%
   OIL & GAS 3.8%
   Exxon Mobil Corp.+                                   33,248        2,547,794
                                                                 --------------
   TOTAL OIL & GAS                                                    2,547,794
                                                                 --------------
TOTAL ENERGY                                                          2,547,794
                                                                 --------------
TELECOMMUNICATION SERVICES 3.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.6%
   Verizon Communications, Inc.+                        33,246        1,238,081
   AT&T, Inc.+                                          33,250        1,188,688
                                                                 --------------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                      2,426,769
                                                                 --------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS  (CONCLUDED)                           December 31, 2006
--------------------------------------------------------------------------------

   DYNAMIC DOW MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------

TOTAL TELECOMMUNICATION SERVICES                                 $    2,426,769
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $45,282,608)                                                51,726,852
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                               ---------------
REPURCHASE AGREEMENTS 9.8%
Repurchase Agreement (Note 6)
  4.90% due 01/02/07                           $       218,506          218,506
  4.79% due 01/02/07                                 2,114,575        2,114,575
  4.60% due 01/02/07++                               4,198,585        4,198,585
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,531,666)                                                  6,531,666
                                                                 --------------
SECURITIES LENDING COLLATERAL 11.0%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                               7,359,342        7,359,342
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,359,342)                                                  7,359,342
                                                                 ==============
TOTAL INVESTMENTS 98.4%
   (Cost $59,173,616)                                            $   65,617,860
                                                                 ==============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 1.6%                                         $    1,092,023
                                                                 ==============
NET ASSETS - 100.0%                                              $   66,709,883

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2007 Dow Jones
   Industrial Average Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $51,522,960)                               822   $      229,582
                                                                 ==============

                                                         UNITS
                                               ---------------
EQUITY INDEX SWAP AGREEMENT
March 2007 Dow Jones
   Industrial Average Index
   Swap, Terminating 03/14/07*
   (Notional Market Value
   $30,137,858)                                          2,418   $      (16,232)
                                                                 ==============

  * PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

  +   ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 9.

 ++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


30 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                       December 31, 2006
--------------------------------------------------------------------------------
   INVERSE DYNAMIC DOW MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 119.0%
Repurchase Agreement (Note 6)
  4.90% due 01/02/07                           $     3,794,551   $    3,794,551
  4.79% due 01/02/07                                36,721,459       36,721,459
  4.60% due 01/02/07+                               40,133,603       40,133,603
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $80,649,613)                                                80,649,613
                                                                 --------------
TOTAL INVESTMENTS 119.0%
   (Cost $80,649,613)                                            $   80,649,613
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (19.0)%                                        $  (12,877,216)
                                                                 ==============
NET ASSETS - 100.0%                                              $   67,772,397

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2007 Dow Jones
   Industrial Average Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $25,009,320)                               399   $       43,533
                                                                 ==============

                                                         UNITS
                                               ---------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
March 2007 Dow Jones
   Industrial Average Index
   Swap, Terminating 03/14/07*
   (Notional Market Value
   $109,894,142)                                         8,818   $     (915,268)
                                                                 ==============

  * PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

  + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 77.6%

FINANCIALS 17.0%
   REAL ESTATE 5.8%
   Alexandria Real Estate
      Equities, Inc.                                     1,497   $      150,299
   Realty Income Corp.                                   5,360          148,472
   Nationwide Health Properties,
      Inc.                                               4,650          140,523
   Home Properties, Inc.                                 2,090          123,874
   LaSalle Hotel Properties                              2,680          122,878
   Post Properties, Inc.                                 2,630          120,191
   Entertainment Properties Trust                        1,980          115,711
   Potlatch Corp.                                        2,590          113,494
   Corporate Office Properties
      Trust SBI                                          2,220          112,043
   American Home Mortgage
      Investment Corp.                                   3,130          109,926
   Washington Real Estate
      Investment Trust                                   2,720          108,800
   Sunstone Hotel Investors, Inc.                        3,830          102,376
   Strategic Hotel Capital, Inc.                         4,680          101,977
   Senior Housing Properties Trust                       4,000           97,920
   BioMed Realty Trust, Inc.                             3,387           96,868
   Newcastle Investment Corp.                            3,030           94,900
   Pennsylvania Real Estate
      Investment Trust                                   2,380           93,724
   Spirit Finance Corp.                                  7,000           87,290
   FelCor Lodging Trust, Inc.                            3,960           86,486
   Equity Lifestyle Properties, Inc.                     1,560           84,911
   Cousins Properties, Inc.                              2,340           82,532
   Eastgroup Properties, Inc.                            1,480           79,269
   Tanger Factory Outlet Centers,
      Inc.                                               2,000           78,160
   Highwoods Properties, Inc.                            1,890           77,036
   PS Business Parks, Inc.                               1,060           74,953
   Sovran Self Storage, Inc.                             1,260           72,173
   Highland Hospitality Corp.                            4,910           69,967
   Franklin Street Properties Corp.,
      Inc.                                               3,290           69,255
   Acadia Realty Trust                                   2,670           66,803
   Ashford Hospitality Trust, Inc.                       5,320           66,234
   Anthracite Capital, Inc.                              5,090           64,796
   NorthStar Realty Finance Corp.                        3,820           63,297
   Parkway Properties, Inc.                              1,230           62,742
   Medical Properties Trust, Inc.                        3,960           60,588
   Equity Inns, Inc.                                     3,760           60,010
   Innkeepers USA Trust                                  3,810           59,055
   Impac Mortgage Holdings, Inc.                         6,700           58,960
   Capital Trust, Inc. -- Class A                        1,100           54,934
   Kite Realty Group Trust                               2,920           54,370
   RAIT Investment Trust                                 1,510           52,065
   Winston Hotels, Inc.                                  3,660           48,495
   First Potomac Realty Trust                            1,380           40,172
                                                                 --------------
   TOTAL REAL ESTATE                                                  3,628,529
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   BANKS 5.6%
   SVB Financial Group*                                  3,110   $      144,988
   Cathay General Bancorp                                4,139          142,837
   Westamerica Bancorporation                            2,720          137,714
   Pacific Capital Bancorp                               4,050          135,999
   Chittenden Corp.                                      4,140          127,057
   International Bancshares Corp.                        4,090          126,422
   Greater Bay Bancorp                                   4,440          116,905
   Sterling Financial Corp.                              3,190          107,854
   Central Pacific Financial Corp.                       2,730          105,815
   Wintrust Financial Corp.                              2,140          102,763
   Citizens Banking Corp.                                3,808          100,912
   Provident Bankshares Corp.                            2,820          100,392
   MB Financial Corp.                                    2,480           93,273
   First Community Bancorp                               1,740           90,950
   Boston Private Financial Holdings,
      Inc.                                               3,120           88,015
   First Republic Bank                                   2,220           86,758
   National Penn Bancshares, Inc.                        4,270           86,468
   UMB Financial Corp.                                   2,300           83,973
   Hanmi Financial Corp.                                 3,580           80,657
   Sterling Bancshares, Inc.                             6,035           78,576
   CVB Financial Corp.                                   5,420           78,373
   Prosperity Bancshares, Inc.                           2,240           77,302
   Chemical Financial Corp.                              2,220           73,926
   Signature Bank*                                       2,168           67,165
   City Holding Co.                                      1,580           64,606
   Banner Corp.                                          1,406           62,342
   PrivateBancorp, Inc.                                  1,470           61,196
   First Bancorp Puerto Rico                             6,270           59,753
   Capitol Bancorp Ltd.                                  1,230           56,826
   Columbia Banking Systems, Inc.                        1,570           55,138
   Centennial Bank Holdings, Inc.*                       5,800           54,868
   Integra Bank Corp.                                    1,870           51,462
   Western Alliance Bancor, Inc.*                        1,470           51,112
   Nara Bancorp, Inc.                                    2,440           51,045
   Texas Capital Bancshares, Inc.*                       2,490           49,501
   Pinnacle Financial Partners, Inc.*                    1,450           48,111
   Old National Bancorp                                  2,380           45,030
   Seacoast Banking Corporation
      of Florida                                         1,780           44,144
   Virginia Commerce Bancorp, Inc.*                      2,200           43,736
   Texas United Bancshares, Inc.                         1,250           42,925
   Preferred Bank                                          710           42,664
   Wilshire Bancorp, Inc.                                2,220           42,113
   Community Bancorp*                                    1,370           41,360
   Placer Sierra Bancshares                              1,720           40,884
   Intervest Bancshares Corp.*                           1,030           35,442
   Independent Bank Corp.                                1,020           25,796
                                                                 --------------
   TOTAL BANKS                                                        3,505,148
                                                                 --------------
   INSURANCE 2.1%
   Ohio Casualty Corp.                                   4,290          127,885
   Selective Insurance Group, Inc.                       2,070          118,590
   Zenith National Insurance Corp.                       2,410          113,053


32 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Delphi Financial Group, Inc. --
      Class A                                            2,700   $      109,242
   Argonaut Group, Inc.*                                 2,772           96,632
   RLI Corp.                                             1,490           84,066
   LandAmerica Financial Group, Inc.                     1,240           78,257
   Infinity Property & Casualty Corp.                    1,500           72,585
   Safety Insurance Group, Inc.                          1,290           65,416
   Universal American Financial
      Corp.*                                             3,090           57,598
   Navigators Group, Inc.*                               1,180           56,852
   Tower Group, Inc.                                     1,686           52,384
   Odyssey Re Holdings Corp.                             1,370           51,101
   FPIC Insurance Group, Inc.*                           1,270           49,492
   Harleysville Group, Inc.                              1,420           49,444
   EMC Insurance Group, Inc.                             1,220           41,626
   Meadowbrook Insurance Group
      Co., Inc.*                                         3,710           36,692
   American Physicians Capital, Inc.*                      910           36,436
                                                                 --------------
   TOTAL INSURANCE                                                    1,297,351
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 1.6%
   Downey Financial Corp.                                1,560          113,225
   MAF Bancorp, Inc.                                     2,470          110,384
   First Niagara Financial Group, Inc.                   7,100          105,506
   FirstFed Financial Corp.*                             1,450           97,107
   Corus Bankshares, Inc.                                3,460           79,822
   PFF Bancorp, Inc.                                     2,168           74,818
   Triad Guaranty, Inc.*                                 1,070           58,711
   W Holding Co., Inc.                                   9,680           57,693
   Flagstar Bancorp, Inc.                                3,780           56,095
   TierOne Corp.                                         1,730           54,685
   Ocwen Financial Corp., Inc.*                          3,400           53,924
   Franklin Bank Corp.*                                  2,570           52,788
   Accredited Home Lenders
      Holding Co.*                                       1,880           51,286
   Fremont General Corp.                                 2,070           33,555
   Fidelity Bankshares, Inc.                               830           32,926
                                                                 --------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   1,032,525
                                                                 --------------
   CAPITAL MARKETS 0.9%
   Knight Capital Group, Inc. --
      Class A*                                           6,620          126,905
   Piper Jaffray Cos., Inc.*                             1,420           92,513
   Waddell & Reed Financial, Inc. --
      Class A                                            3,000           82,080
   SWS Group, Inc.                                       1,680           59,976
   Calamos Asset Management,
      Inc. -- Class A                                    2,100           56,343
   LaBranche & Co., Inc.*                                5,380           52,885
   optionsXpress Holdings, Inc.                          1,940           44,019
   Tradestation Group, Inc.*                             3,070           42,213
                                                                 --------------
   TOTAL CAPITAL MARKETS                                                556,934
                                                                 --------------
   CONSUMER FINANCE 0.7%
   Advanta Corp.                                         1,700           74,171
   World Acceptance Corp.*                               1,500           70,425

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Cash America International, Inc.                      1,440   $       67,536
   CompuCredit Corp.*                                    1,687           67,159
   Ezcorp, Inc. -- Class A*                              2,480           40,300
   First Cash Financial Services, Inc.*                  1,490           38,546
   Advance America Cash Advance
      Centers, Inc.                                      2,270           33,256
   Asta Funding, Inc.                                      870           26,483
                                                                 --------------
   TOTAL CONSUMER FINANCE                                               417,876
                                                                 --------------
   DIVERSIFIED FINANCIALS 0.3%
   International Securities Exchange,
      Inc.                                               1,350           63,167
   Financial Federal Corp.                               2,080           61,173
   Portfolio Recovery Associates,
      Inc.*                                              1,270           59,296
                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS                                         183,636
                                                                 --------------
TOTAL FINANCIALS                                                     10,621,999
                                                                 --------------
INFORMATION TECHNOLOGY 14.5%
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 3.0%
   Varian Semiconductor Equipment
      Associates, Inc.*                                  3,530          160,686
   Formfactor, Inc.*                                     2,830          105,417
   ON Semiconductor Corp.*                              12,470           94,398
   RF Micro Devices, Inc.*                              12,300           83,517
   Amkor Technology, Inc.*                               8,540           79,764
   Atheros Communications, Inc.*                         3,628           77,349
   Silicon Image, Inc.*                                  5,960           75,811
   Cabot Microelectronics Corp.*                         2,020           68,559
   Trident Microsystems, Inc.*                           3,760           68,357
   MKS Instruments, Inc.*                                2,890           65,256
   Advanced Energy Industries, Inc.*                     3,434           64,800
   Micrel, Inc.*                                         6,010           64,788
   Zoran Corp.*                                          4,260           62,111
   OmniVision Technologies, Inc.*                        4,520           61,698
   Diodes, Inc.*                                         1,580           56,058
   Intevac, Inc.*                                        2,130           55,273
   Actel Corp.*                                          2,890           52,482
   DSP Group, Inc.*                                      2,380           51,646
   Kulicke & Soffa Industries, Inc.*                     5,990           50,316
   Mattson Technology, Inc.*                             5,310           49,489
   Cirrus Logic, Inc.*                                   6,950           47,816
   Hittite Microwave Corp.*                              1,470           47,510
   Cohu, Inc.                                            2,330           46,973
   Netlogic Microsystems, Inc.*                          2,160           46,850
   Asyst Technologies, Inc.*                             6,400           46,784
   AMIS Holdings, Inc.*                                  3,480           36,784
   Semtech Corp.*                                        2,740           35,812
   Supertex, Inc.*                                         910           35,718
   Veeco Instruments, Inc.*                              1,710           32,028
   Cymer, Inc.*                                            580           25,491
                                                                 --------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                         1,849,541
                                                                 --------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   SOFTWARE 2.6%
   Sybase, Inc.*                                         5,390   $      133,133
   Micros Systems, Inc.*                                 2,470          130,169
   Hyperion Solutions Corp.*                             3,610          129,744
   TIBCO Software, Inc.*                                13,590          128,290
   Jack Henry & Associates, Inc.                         5,260          112,564
   Net 1 UEPS Technologies, Inc.*                        3,470          102,573
   Macrovision Corp.*                                    3,200           90,432
   MicroStrategy, Inc. -- Class A*                         780           88,928
   Kronos, Inc.*                                         2,310           84,870
   Transaction Systems Architects,
      Inc. -- Class A*                                   2,470           80,448
   Informatica Corp.*                                    5,590           68,254
   Quest Software, Inc.*                                 3,840           56,256
   Ansoft Corp.*                                         1,930           53,654
   Advent Software, Inc.*                                1,477           52,123
   i2 Technologies, Inc.*                                2,170           49,519
   Ansys, Inc.*                                          1,060           46,099
   Progress Software Corp.*                              1,590           44,409
   Ultimate Software Group, Inc.*                        1,740           40,472
   SPSS, Inc.*                                           1,290           38,790
   Smith Micro Software, Inc.*                           2,700           38,313
   Witness Systems, Inc.*                                2,170           38,040
   Secure Computing Corp.*                               4,670           30,635
                                                                 --------------
   TOTAL SOFTWARE                                                     1,637,715
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 2.3%
   Polycom, Inc.*                                        5,250          162,277
   Foundry Networks, Inc.*                               9,180          137,516
   Interdigital Communications
      Corp.*                                             3,410          114,405
   CommScope, Inc.*                                      3,610          110,033
   ADTRAN, Inc.                                          4,680          106,236
   Redback Networks, Inc.*                               3,920           97,765
   Arris Group, Inc.*                                    7,350           91,948
   Utstarcom, Inc.*                                      8,620           75,425
   Black Box Corp.                                       1,540           64,665
   ViaSat, Inc.*                                         2,070           61,707
   Packeteer, Inc.*                                      4,180           56,848
   Mastec, Inc.*                                         4,630           53,430
   Comtech Group, Inc.*                                  2,490           45,293
   Oplink Communications, Inc.*                          2,180           44,821
   Radyne Corp., Inc.*                                   3,730           40,060
   Sirenza Microdevices, Inc.*                           5,080           39,929
   Anaren, Inc.*                                         2,230           39,605
   Blue Coat Systems, Inc.*                              1,648           39,470
   Carrier Access Corp.*                                 5,482           35,962
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     1,417,395
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
   Flir Systems, Inc.*                                   4,390          139,734
   Benchmark Electronics, Inc.*                          4,209          102,531
   Daktronics, Inc.                                      2,590           95,441
   Itron, Inc.*                                          1,720           89,165
   Plexus Corp.*                                         3,580           85,490

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Global Imaging Systems, Inc.*                         3,750   $       82,312
   Rogers Corp.*                                         1,210           71,572
   Rofin-Sinar Technologies, Inc.*                       1,130           68,320
   Coherent, Inc.*                                       2,070           65,350
   Scansource, Inc.*                                     1,890           57,456
   Littelfuse, Inc.*                                     1,710           54,515
   MTS Systems Corp.                                     1,410           54,454
   TTM Technologies, Inc.*                               4,290           48,606
   Cogent, Inc.*                                         4,390           48,334
   Radisys Corp.*                                        2,590           43,175
   CTS Corp.                                             2,510           39,407
   Zygo Corp., Inc.*                                     2,370           38,987
   Park Electrochemical Corp.                            1,470           37,706
   Agilsys, Inc.                                         2,029           33,965
   Acacia Research -- Acacia
      Technologies.*                                     2,440           32,647
   SYNNEX Corp.*                                         1,410           30,935
                                                                 --------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           1,320,102
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 1.9%
   Digital River, Inc.*                                  2,460          137,244
   aQuantive, Inc.*                                      4,620          113,929
   Digitas, Inc.*                                        7,320           98,161
   j2 Global Communications, Inc.*                       3,300           89,925
   RealNetworks, Inc.*                                   7,430           81,284
   Websense, Inc.*                                       3,500           79,905
   ValueClick, Inc.*                                     3,380           79,869
   United Online, Inc.                                   4,990           66,267
   Internap Network Services Corp.*                      3,130           62,193
   Interwoven, Inc.*                                     4,010           58,827
   Knot, Inc.*                                           2,080           54,579
   InfoSpace, Inc.*                                      2,480           50,865
   webMethods, Inc.*                                     6,350           46,736
   Perficient, Inc.*                                     2,490           40,861
   TheStreet.com, Inc.                                   4,330           38,537
   Vignette Corp.*                                       2,210           37,725
   SonicWALL, Inc.*                                      4,200           35,364
   Travelzoo, Inc.*                                      1,020           30,549
                                                                 --------------
   TOTAL INTERNET SOFTWARE & SERVICES                                 1,202,820
                                                                 --------------
   IT CONSULTING & SERVICES 1.6%
   CACI International, Inc. --
      Class A*                                           2,120          119,780
   BISYS Group, Inc.*                                    7,908          102,092
   MPS Group, Inc.*                                      7,110          100,820
   Perot Systems Corp. -- Class A*                       5,330           87,359
   eFunds Corp.*                                         3,110           85,525
   CSG Systems International, Inc.*                      3,180           85,001
   Talx Corp.                                            2,460           67,527
   Mantech International Corp. --
      Class A*                                           1,470           54,140
   Sykes Enterprises, Inc.*                              2,940           51,862
   Gevity HR, Inc.                                       2,110           49,986
   Lightbridge, Inc.*                                    3,360           45,494
   RightNow Technologies, Inc.*                          2,440           42,017


34 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Keane, Inc.*                                          3,180   $       37,874
   Integral Systems, Inc.                                1,630           37,767
   SRA International, Inc. -- Class A*                   1,330           35,564
                                                                 --------------
   TOTAL IT CONSULTING & SERVICES                                     1,002,808
                                                                 --------------
   COMPUTERS & PERIPHERALS 1.0%
   Brocade Communications
      Systems, Inc.*                                    16,419          134,800
   Imation Corp.                                         2,550          118,396
   Electronics for Imaging, Inc.*                        4,400          116,952
   Palm, Inc.*                                           7,030           99,053
   Komag, Inc.*                                          2,376           90,003
   McData Corp. -- Class A*                             13,030           72,317
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                        631,521
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          9,061,902
                                                                 --------------
CONSUMER DISCRETIONARY 12.5%
   SPECIALTY RETAIL 3.1%
   Payless Shoesource, Inc.*                             4,130          135,546
   Rent-A-Center, Inc.*                                  4,270          126,008
   Regis Corp.                                           3,140          124,156
   Men's Wearhouse, Inc.                                 3,080          117,841
   Aeropostale, Inc.*                                    3,778          116,627
   Charming Shoppes, Inc.*                               8,140          110,134
   Guess ?, Inc.*                                        1,490           94,511
   Gymboree Corp.*                                       2,460           93,874
   Group 1 Automotive, Inc.                              1,740           89,993
   Dress Barn, Inc.*                                     3,410           79,555
   Stage Stores, Inc.                                    2,300           69,897
   Cato Corp. -- Class A                                 2,720           62,315
   INVESTools, Inc.*                                     4,470           61,641
   DSW, Inc.*                                            1,580           60,941
   Buckle, Inc.                                          1,170           59,494
   Select Comfort Corp.*                                 3,400           59,126
   CSK Auto Corp.*                                       3,426           58,756
   Charlotte Russe Holding, Inc.*                        1,780           54,735
   The Wet Seal, Inc. -- Class A*                        8,070           53,827
   Books-A-Million, Inc.                                 2,080           47,174
   Christopher & Banks Corp.                             2,430           45,344
   Bebe Stores, Inc.                                     2,290           45,319
   Shoe Carnival, Inc.*                                  1,410           44,556
   Asbury Automotive Group, Inc.                         1,716           40,429
   Talbots, Inc.                                         1,530           36,873
   Tween Brands, Inc.*                                     640           25,555
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                             1,914,227
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 2.3%
   Jack in the Box, Inc.*                                2,270          138,561
   Sonic Corp.*                                          5,330          127,654
   Ruby Tuesday, Inc.                                    3,920          107,565
   Pinnacle Entertainment, Inc.*                         3,220          106,711
   CEC Entertainment, Inc.*                              2,400           96,600
   CBRL Group, Inc.                                      1,999           89,475
   CKE Restaurants, Inc.                                 4,710           86,664
   Bob Evans Farms, Inc.                                 2,360           80,759
   WMS Industries, Inc.*                                 2,310           80,527

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Rare Hospitality International,
      Inc.*                                              2,380   $       78,373
   Domino's Pizza, Inc.                                  2,650           74,200
   IHOP Corp.                                            1,380           72,726
   Papa John's International, Inc.*                      1,820           52,798
   AFC Enterprises*                                      2,840           50,183
   Monarch Casino & Resort, Inc.*                        1,760           42,029
   Ruth's Chris Steak House*                             2,230           40,764
   Speedway Motorsports, Inc.                            1,050           40,320
   Landry's Restaurants, Inc.                            1,190           35,807
   Dover Downs Gaming &
      Entertainment, Inc.                                2,440           32,623
   Ameristar Casinos, Inc.                                 930           28,588
   Texas Roadhouse Co., Inc.*                                3               40
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                1,462,967
                                                                 --------------
   TEXTILES & APPAREL 1.6%
   Phillips-Van Heusen Corp.                             3,300          165,561
   Wolverine World Wide, Inc.                            3,770          107,520
   Brown Shoe Co., Inc.                                  2,089           99,729
   Warnaco Group, Inc.*                                  3,320           84,261
   Kellwood Co.                                          2,280           74,146
   Oxford Industries, Inc.                               1,310           65,041
   Deckers Outdoor Corp.*                                1,018           61,029
   Carter's, Inc.*                                       2,340           59,670
   K-Swiss, Inc. -- Class A                              1,670           51,336
   Columbia Sportswear Co.                                 880           49,016
   Iconix Brand Group, Inc.*                             2,520           48,863
   Steven Madden Ltd.                                    1,310           45,968
   True Religion Apparel, Inc.*                          2,460           37,663
   Maidenform Brands, Inc.*                              1,574           28,521
                                                                 --------------
   TOTAL TEXTILES & APPAREL                                             978,324
                                                                 --------------
   MEDIA 1.5%
   Lee Enterprises, Inc.                                 3,260          101,256
   Scholastic Corp.*                                     2,580           92,467
   Catalina Marketing Corp.                              3,070           84,425
   Arbitron, Inc.                                        1,930           83,839
   Entercom Communications Corp.                         2,710           76,368
   RCN Corp.*                                            2,310           69,647
   Interactive Data Corp.                                2,730           65,629
   Valassis Communications, Inc.*                        3,990           57,855
   CKX, Inc.*                                            4,520           53,020
   Westwood One, Inc.                                    6,420           45,325
   Morningstar, Inc.*                                      960           43,248
   Journal Register Co.                                  5,430           39,639
   Harris Interactive, Inc.*                             7,720           38,909
   Cumulus Media, Inc. -- Class A*                       3,070           31,897
   Citadel Broadcasting Corp.                            2,540           25,298
                                                                 --------------
   TOTAL MEDIA                                                          908,822
                                                                 --------------
   HOUSEHOLD DURABLES 1.3%
   Yankee Candle Co., Inc.                               2,840           97,355
   Tupperware Brands Corp.                               4,210           95,188
   Meritage Homes Corp.*                                 1,830           87,328
   American Greetings Corp. --
      Class A                                            3,598           85,884


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
    DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Ethan Allen Interiors, Inc.                           2,330   $       84,136
   Tempur-Pedic International, Inc.*                     4,090           83,681
   Champion Enterprises, Inc.*                           6,490           60,746
   Furniture Brands International,
      Inc.                                               3,490           56,643
   Interface, Inc. -- Class A*                           3,600           51,192
   Blyth, Inc.                                           2,390           49,593
   Brookfield Homes Corp.                                1,070           40,179
                                                                 --------------
   TOTAL HOUSEHOLD DURABLES                                             791,925
                                                                 --------------
   AUTO COMPONENTS 0.6%
   ArvinMeritor, Inc.                                    5,380           98,077
   Tenneco Automotive, Inc.*                             3,410           84,295
   Lear Corp.                                            2,390           70,577
   Aftermarket Technology Corp.*                         2,200           46,816
   Fuel Systems Solutions, Inc.*                         2,080           45,926
   Drew Industries, Inc.*                                1,310           34,073
   LKQ Corp.*                                            1,050           24,140
                                                                 --------------
   TOTAL AUTO COMPONENTS                                                403,904
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Sotheby's Holdings, Inc. --
      Class A                                            3,786          117,442
   Jackson Hewitt Tax Service, Inc.                      2,200           74,734
   Corinthian Colleges, Inc.*                            5,330           72,648
   Pre-Paid Legal Services, Inc.*                        1,050           41,086
   Vertrue, Inc.*                                        1,030           39,562
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 345,472
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.5%
   Marvel Entertainment, Inc.*                           3,330           89,610
   RC2 Corp.*                                            1,610           70,840
   Marinemax, Inc.*                                      1,860           48,230
   Jakks Pacific, Inc.*                                  1,910           41,715
   Smith & Wesson Holding Corp.*                         3,610           37,327
   Oakley, Inc.                                          1,820           36,509
                                                                 --------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   324,231
                                                                 --------------
   INTERNET & CATALOG RETAIL 0.4%
   Priceline.com, Inc.*                                  1,970           85,912
   Systemax, Inc.*                                       3,250           56,712
   FTD Group, Inc.*                                      2,300           41,147
   Netflix, Inc.*                                        1,570           40,600
   PetMed Express, Inc.*                                 2,240           29,904
                                                                 --------------
   TOTAL INTERNET & CATALOG RETAIL                                      254,275
                                                                 --------------
   MULTILINE RETAIL 0.3%
   Big Lots, Inc.*                                       6,730          154,251
   Bon-Ton Stores, Inc.                                  1,161           40,229
                                                                 --------------
   TOTAL MULTILINE RETAIL                                               194,480
                                                                 --------------
   AUTOMOBILES 0.2%
   Winnebago Industries, Inc.                            2,300           75,693
   Monaco Coach Corp.                                    3,630           51,401
                                                                 --------------
   TOTAL AUTOMOBILES                                                    127,094
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   DISTRIBUTORS 0.2%
   Building Material Holding Corp.                       2,530   $       62,466
   Keystone Automotive Industries,
      Inc.*                                              1,526           51,869
                                                                 --------------
   TOTAL DISTRIBUTORS                                                   114,335
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          7,820,056
                                                                 --------------
INDUSTRIALS 10.8%
   COMMERCIAL SERVICES & SUPPLIES 3.2%
   Watson Wyatt & Co., Holdings                          2,790          125,968
   Waste Connections, Inc.*                              2,830          117,586
   Brady Corp. -- Class A                                2,830          105,502
   John H. Harland Co.                                   2,080          104,416
   United Stationers, Inc.*                              2,070           96,648
   Herman Miller, Inc.                                   2,370           86,173
   Labor Ready, Inc.*                                    4,390           80,469
   Korn/Ferry International, Inc.*                       3,430           78,753
   Viad Corp.                                            1,910           77,546
   Advisory Board Co.*                                   1,316           70,459
   Heidrick & Struggles International,
      Inc.*                                              1,640           69,470
   Mine Safety Appliances Co.                            1,850           67,802
   Amrep Corp.                                             540           66,150
   American Reprographics Co.*                           1,819           60,591
   Ennis Business Forms Inc.                             2,460           60,172
   CoStar Group, Inc.*                                   1,120           59,987
   Consolidated Graphics, Inc.*                            993           58,657
   Volt Information Sciences, Inc.*                      1,050           52,721
   Kenexa Corp. -- Class A*                              1,570           52,218
   Deluxe Corp.                                          2,060           51,912
   Layne Christensen Co.*                                1,520           49,902
   PeopleSupport, Inc.*                                  2,250           47,363
   CBIZ, Inc.*                                           6,750           47,048
   COMSYS IT Partners, Inc.*                             2,290           46,281
   Pike Electric Corp.*                                  2,580           42,131
   Kforce, Inc.*                                         3,410           41,500
   Rollins, Inc.                                         1,830           40,461
   Waste Industries USA, Inc.                            1,320           40,286
   ICT Group, Inc.*                                      1,140           36,013
   School Specialty, Inc.*                                 860           32,241
   Spherion Corp.*                                       3,430           25,485
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,991,911
                                                                 --------------
   MACHINERY 2.1%
   Bucyrus International, Inc. --
      Class A                                            2,390          123,706
   Wabtec Corp.                                          3,590          109,064
   Nordson Corp.                                         2,030          101,155
   Actuant Corp. -- Class A                              2,029           96,682
   Watts Industries, Inc. -- Class A                     2,140           87,975
   Navistar International Corp.*                         2,540           84,912
   Mueller Industries, Inc.                              2,470           78,299
   Kaydon Corp.                                          1,880           74,711
   Barnes Group, Inc.                                    2,910           63,292
   NACCO Industries, Inc. --
      Class A                                              420           57,372


36 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   RBC Bearings, Inc.*                                   1,980   $       56,747
   American Science & Engineering,
      Inc.*                                                920           54,749
   Freightcar America, Inc.                                930           51,569
   EnPro Industries, Inc.*                               1,470           48,819
   Middleby Corp.*                                         450           47,102
   Columbus McKinnon Corp. --
      Class A*                                           2,170           45,613
   Dynamic Materials Corp.                               1,524           42,824
   Astec Industries, Inc.*                               1,086           38,119
   Ampco-Pittsburgh Corp.                                1,096           36,694
   Albany International Corp. --
      Class A                                            1,060           34,885
                                                                 --------------
   TOTAL MACHINERY                                                    1,334,289
                                                                 --------------
   ELECTRICAL EQUIPMENT 1.3%
   Acuity Brands, Inc.                                   2,840          147,794
   General Cable Corp.*                                  3,175          138,779
   Regal-Beloit Corp.                                    2,320          121,823
   Genlyte Group, Inc.*                                  1,490          116,384
   Woodward Governor Co.                                 2,080           82,597
   A.O. Smith Corp.                                      1,739           65,317
   II-Vi, Inc.*                                          2,180           60,909
   Lamson & Sessions Co., Inc.*                          2,000           48,520
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                           782,123
                                                                 --------------
   AEROSPACE & DEFENSE 1.0%
   BE Aerospace, Inc.*                                   5,270          135,334
   Ceradyne, Inc.*                                       1,790          101,135
   Teledyne Technologies, Inc.*                          2,180           87,483
   Orbital Sciences Corp.*                               4,310           79,476
   United Industrial Corp.                               1,100           55,825
   Hexcel Corp.*                                         3,170           55,190
   K&F Industries Holdings, Inc.*                        2,290           52,006
   EDO Corp.                                             2,140           50,804
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                            617,253
                                                                 --------------
   BUILDING PRODUCTS 0.6%
   Simpson Manufacturing Co., Inc.                       2,880           91,152
   NCI Building Systems, Inc.*                           1,450           75,038
   Ameron International Corp.                              782           59,721
   American Woodmark Corp.                               1,366           57,167
   Builders FirstSource, Inc.*                           2,489           44,379
   PW Eagle, Inc.                                        1,280           44,160
   Universal Forest Products, Inc.                         750           34,965
                                                                 --------------
   TOTAL BUILDING PRODUCTS                                              406,582
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.6%
   EMCOR Group, Inc.*                                    2,090          118,816
   Granite Construction, Inc.                            2,180          109,698
   Washington Group International,
      Inc.*                                              1,060           63,377
   Infrasource Services, Inc.*                           2,550           55,514
   Sterling Construction Co., Inc.*                      1,630           35,469
                                                                 --------------
   TOTAL CONSTRUCTION & ENGINEERING                                     382,874
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 0.5%
   HUB Group, Inc. -- Class A*                           2,930   $       80,721
   Atlas Air Worldwide Holdings
      Co., Inc.*                                         1,598           71,111
   Pacer International, Inc.                             2,330           69,364
   EGL, Inc.*                                            2,170           64,623
   Forward Air Corp.                                       710           20,540
                                                                 --------------
   TOTAL AIR FREIGHT & COURIERS                                         306,359
                                                                 --------------
   AIRLINES 0.5%
   SkyWest, Inc.                                         4,450          113,520
   JetBlue Airways Corp.*                                6,140           87,188
   Republic Airways Holdings, Inc.*                      3,090           51,850
   ExpressJet Holdings, Inc.*                            6,190           50,139
                                                                 --------------
   TOTAL AIRLINES                                                       302,697
                                                                 --------------
   ROAD & RAIL 0.5%
   Genesee & Wyoming, Inc. --
      Class A*                                           3,020           79,245
   Arkansas Best Corp.                                   1,747           62,892
   Heartland Express, Inc.                               3,990           59,930
   Amerco, Inc.*                                           670           58,297
   Saia, Inc.*                                           1,730           40,153
                                                                 --------------
   TOTAL ROAD & RAIL                                                    300,517
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Applied Industrial Technologies,
      Inc.                                               2,930           77,088
   Beacon Roofing Supply, Inc.*                          3,527           66,378
   BlueLinx Holdings, Inc.                               3,445           35,828
                                                                 --------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               179,294
                                                                 --------------
   MARINE 0.2%
   American Commercial Lines, Inc.*                      1,120           73,371
   Horizon Lines, Inc. -- Class A                        1,780           47,989
                                                                 --------------
   TOTAL MARINE                                                         121,360
                                                                 --------------
TOTAL INDUSTRIALS                                                     6,725,259
                                                                 --------------
HEALTH CARE 9.5%
   HEALTH CARE EQUIPMENT & SUPPLIES 3.6%
   Immucor, Inc.*                                        4,712          137,732
   Bio-Rad Laboratories, Inc. --
      Class A*                                           1,447          119,406
   Mentor Corp.                                          2,380          116,311
   Illumina, Inc.*                                       2,940          115,571
   Kyphon, Inc.*                                         2,796          112,958
   West Pharmaceutical Services, Inc.                    2,030          103,997
   Varian, Inc.*                                         2,150           96,299
   Hologic, Inc.*                                        1,850           87,468
   Dionex Corp.*                                         1,520           86,199
   Haemonetics Corp.*                                    1,850           83,287
   Palomar Medical Technologies,
      Inc.*                                              1,580           80,059
   American Medical Systems
      Holdings, Inc.*                                    4,230           78,340
   DJ Orthopedics, Inc.*                                 1,710           73,222
   Biosite, Inc.*                                        1,477           72,152


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Invacare Corp.                                        2,740   $       67,267
   Zoll Medical Corp.*                                   1,140           66,394
   ArthroCare Corp.*                                     1,638           65,389
   Integra LifeSciences Holdings
      Corp.*                                             1,510           64,311
   Advanced Magnetics, Inc.*                             1,020           60,914
   Viasys Healthcare, Inc.*                              2,170           60,369
   Lifecell Corp.*                                       2,350           56,729
   Intralase Corp.*                                      2,430           54,383
   PharmaNet Development Group,
      Inc.*                                              2,150           47,451
   Orasure Technologies, Inc.*                           5,720           47,247
   Quidel Corp.*                                         3,320           45,218
   Conmed Corp.*                                         1,850           42,772
   ICU Medical, Inc.*                                    1,050           42,714
   Candela Corp.*                                        3,140           38,842
   SurModics, Inc.*                                      1,160           36,099
   Meridian Bioscience, Inc.                             1,470           36,059
   Abaxis, Inc.*                                         1,588           30,569
   Steris Corp.                                            470           11,830
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             2,237,558
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 2.2%
   AMERIGROUP Corp.*                                     3,666          131,573
   Magellan Health Services, Inc.*                       2,530          109,347
   Sunrise Senior Living, Inc.*                          3,390          104,141
   Apria Healthcare Group, Inc.*                         3,547           94,528
   Centene Corp.*                                        3,810           93,612
   inVentiv Health, Inc.*                                2,520           89,082
   Corvel Corp.*                                         1,295           61,603
   Kindred Healthcare, Inc.*                             2,430           61,357
   Gentiva Health Services, Inc.*                        2,940           56,036
   Vital Images, Inc.*                                   1,570           54,636
   Omnicell, Inc.*                                       2,830           52,723
   Amedisys, Inc.*                                       1,584           52,066
   The Trizetto Group, Inc.*                             2,760           50,701
   Sun Healthcare Group, Inc.*                           3,860           48,752
   LHC Group, Inc.*                                      1,670           47,612
   Molina Healthcare, Inc.*                              1,430           46,489
   Computer Programs & Systems,
      Inc.                                               1,270           43,167
   PRA International*                                    1,670           42,201
   HealthExtras, Inc.*                                   1,600           38,560
   Bio-Reference Labs, Inc.*                             1,680           37,783
   Dendrite International, Inc.*                         3,290           35,236
   Odyssey HealthCare, Inc.*                             1,940           25,724
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             1,376,929
                                                                 --------------
   BIOTECHNOLOGY 2.2%
   OSI Pharmaceuticals, Inc.*                            3,430          119,982
   BioMarin Pharmaceuticals, Inc.*                       5,988           98,143
   Alkermes, Inc.*                                       6,883           92,026
   United Therapeutics Corp.*                            1,620           88,079
   Myriad Genetics, Inc.*                                2,780           87,014
   Digene Corp.*                                         1,560           74,755
   Cubist Pharmaceuticals, Inc.*                         3,830           69,361

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Savient Pharmaceuticals, Inc.*                        5,970   $       66,924
   Martek Biosciences Corp.*                             2,840           66,286
   Alnylam Pharmaceuticals, Inc.*                        2,931           62,723
   Array Biopharma, Inc.*                                4,160           53,747
   Tanox, Inc.*                                          2,590           51,541
   Progenics Pharmaceuticals, Inc.*                      2,000           51,480
   Trimeris, Inc.*                                       3,860           49,061
   Alexion Pharmaceuticals, Inc.*                        1,106           44,671
   Senomyx, Inc.*                                        3,320           43,127
   Luminex Corp.*                                        3,380           42,926
   Genomic Health, Inc.*                                 2,290           42,594
   BioCryst Pharmaceuticals, Inc.*                       3,643           42,113
   Indevus Pharmaceuticals, Inc.*                        4,670           33,157
   Pharmion Corp.*                                         960           24,710
   Telik, Inc.*                                          3,660           16,214
   Nuvelo, Inc.*                                         3,740           14,960
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                                1,335,594
                                                                 --------------
   PHARMACEUTICALS 1.5%
   Valeant Pharmaceuticals
      International                                      5,990          103,268
   Perrigo Co.                                           5,950          102,935
   Viropharma, Inc.*                                     5,910           86,522
   KV Pharmaceutical Co.*                                3,100           73,718
   Par Pharmaceutical Cos., Inc.*                        3,150           70,465
   Alpharma, Inc. -- Class A                             2,910           70,131
   Medicis Pharmaceutical Corp. --
      Class A                                            1,960           68,855
   New River Pharmaceuticals, Inc.*                      1,160           63,464
   Sciele Pharma, Inc.*                                  2,610           62,640
   Noven Pharmaceuticals, Inc.*                          2,360           60,062
   Pozen, Inc.*                                          3,050           51,820
   Pain Therapeutics, Inc.*                              5,170           46,013
   Bradley Pharmaceuticals, Inc.*                        2,219           45,667
   Kendle International, Inc.*                           1,360           42,772
                                                                 --------------
   TOTAL PHARMACEUTICALS                                                948,332
                                                                 --------------
TOTAL HEALTH CARE                                                     5,898,413
                                                                 --------------
ENERGY 4.0%
   OIL & GAS 2.1%
   USEC, Inc.*                                           7,700           97,944
   Comstock Resources, Inc.*                             3,120           96,907
   Swift Energy Co.*                                     2,050           91,861
   Penn Virginia Corp.                                   1,270           88,951
   Berry Petroleum Co. -- Class A                        2,740           84,967
   Stone Energy Corp.*                                   1,890           66,812
   Alpha Natural Resources, Inc.*                        4,576           65,116
   Arena Resources, Inc.*                                1,270           54,242
   PetroHawk Energy Corp.*                               4,610           53,015
   Carrizo Oil & Gas, Inc.*                              1,740           50,495
   Harvest Natural Resources, Inc.*                      4,540           48,260
   Petroleum Development Corp.*                          1,090           46,925
   Parallel Petroleum Corp.*                             2,576           45,260
   Energy Partners Ltd.*                                 1,810           44,200
   Alon USA Energy, Inc.                                 1,576           41,465
   Vaalco Energy, Inc.*                                  6,100           41,175


38 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Bois d'Arc Energy, Inc.*                              2,681   $       39,223
   Crosstex Energy, Inc.                                 1,200           38,028
   GMX Resources, Inc.*                                  1,060           37,630
   Edge Petroleum Corp.*                                 2,030           37,027
   World Fuel Services Corp.                               790           35,123
   Brigham Exploration Co.*                              4,734           34,606
   Houston Exploration Co.*                                430           22,265
   Callon Petroleum Co.*                                 1,470           22,094
                                                                 --------------
   TOTAL OIL & GAS                                                    1,283,591
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 1.9%
   Lone Star Technologies, Inc.*                         2,240          108,438
   W-H Energy Services, Inc.*                            2,000           97,380
   Atwood Oceanics, Inc.*                                1,919           93,974
   Grey Wolf, Inc.*                                     13,350           91,581
   Input/Output, Inc.*                                   6,240           85,051
   Parker Drilling Co.*                                  9,550           78,024
   Dril-Quip, Inc.*                                      1,940           75,970
   Hornbeck Offshore Services, Inc.*                     2,110           75,327
   Lufkin Industries, Inc.                               1,290           74,923
   Allis-Chalmers Energy, Inc.*                          2,482           57,185
   GulfMark Offshore, Inc.*                              1,470           54,993
   Trico Marine Services, Inc.*                          1,310           50,186
   Hydril Co.*                                             660           49,625
   Dawson Geophysical Co.*                               1,320           48,088
   Pioneer Drilling Co.*                                 3,620           48,074
   Natco Group, Inc.*                                    1,490           47,501
   Matrix Service Co.*                                   2,950           47,495
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,183,815
                                                                 --------------
TOTAL ENERGY                                                          2,467,406
                                                                 --------------
MATERIALS 3.5%
   METALS & MINING 1.4%
   Oregon Steel Mills, Inc.*                             2,420          151,032
   Cleveland-Cliffs, Inc.                                2,870          139,023
   Chaparral Steel Co.                                   3,080          136,352
   AK Steel Holding Corp.*                               6,510          110,019
   Quanex Corp.                                          2,670           92,355
   Schnitzer Steel Industries, Inc. --
      Class A                                            1,980           78,606
   Gibraltar Industries, Inc.                            2,450           57,599
   Ryerson Tull, Inc.                                    2,140           53,693
   Coeur d'Alene Mines Corp.*                            9,836           48,688
   Olympic Steel, Inc.                                   1,500           33,345
                                                                 --------------
   TOTAL METALS & MINING                                                900,712
                                                                 --------------
   CHEMICALS 1.2%
   OM Group, Inc.*                                       2,120           95,994
   H.B. Fuller Co.                                       3,560           91,919
   Hercules, Inc.*                                       4,050           78,206
   NewMarket Corp.                                       1,280           75,584
   Rockwood Holdings, Inc.*                              2,620           66,181
   Spartech Corp.                                        2,470           64,763
   PolyOne Corp.*                                        8,260           61,950
   Georgia Gulf Corp.                                    3,028           58,471
   A. Schulman, Inc.                                     2,080           46,280

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Pioneer Cos., Inc.*                                   1,600   $       45,856
   Zoltek Cos., Inc.*                                    2,030           39,930
                                                                 --------------
   TOTAL CHEMICALS                                                      725,134
                                                                 --------------
   CONTAINERS & PACKAGING 0.5%
   Greif, Inc. -- Class A                                1,100          130,240
   Silgan Holdings, Inc.                                 1,670           73,347
   Myers Industries, Inc.                                3,050           47,763
   AEP Industries, Inc.*                                   833           44,407
                                                                 --------------
   TOTAL CONTAINERS & PACKAGING                                         295,757
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.2%
   Neenah Paper, Inc.                                    1,520           53,686
   Schweitzer-Mauduit International,
      Inc.                                               1,710           44,546
   Deltic Timber Corp.                                     650           36,257
                                                                 --------------
   TOTAL PAPER & FOREST PRODUCTS                                        134,489
                                                                 --------------
   CONSTRUCTION MATERIALS 0.2%
   Headwaters, Inc.*                                     3,200           76,672
   Texas Industries, Inc.                                  810           52,026
                                                                 --------------
   TOTAL CONSTRUCTION MATERIALS                                         128,698
                                                                 --------------
TOTAL MATERIALS                                                       2,184,790
                                                                 --------------
CONSUMER STAPLES 2.5%
   FOOD & DRUG RETAILING 0.8%
   Central European Distribution
      Corp.*                                             2,790           82,863
   Pantry, Inc.*                                         1,760           82,439
   Longs Drug Stores Corp.                               1,450           61,451
   Andersons, Inc.                                       1,406           59,600
   Spartan Stores, Inc.                                  2,340           48,976
   Wild Oats Markets, Inc.*                              3,280           47,167
   Ingles Markets, Inc. -- Class A                       1,570           46,770
   Nash Finch Co.                                        1,320           36,036
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                          465,302
                                                                 --------------
   PERSONAL PRODUCTS 0.7%
   NBTY, Inc.*                                           3,790          157,550
   Chattem, Inc.*                                        1,410           70,613
   American Oriental Bioengineering,
      Inc. PLC*                                          5,250           61,268
   USANA Health Sciences, Inc.*                            950           49,077
   Elizabeth Arden, Inc.*                                2,530           48,197
   Mannatech, Inc.                                       2,780           40,949
   Prestige Brands Holdings, Inc. --
      Class A*                                           2,860           37,237
                                                                 --------------
   TOTAL PERSONAL PRODUCTS                                              464,891
                                                                 --------------
   FOOD PRODUCTS 0.7%
   Flowers Foods, Inc.                                   3,830          103,372
   Hain Celestial Group, Inc.*                           2,700           84,267
   Tootsie Roll Industries, Inc.                         2,360           77,172
   Lancaster Colony Corp.                                1,610           71,339
   Seaboard Corp.                                           40           70,600
   Imperial Sugar Co., Inc.                              1,750           42,367
                                                                 --------------
   TOTAL FOOD PRODUCTS                                                  449,117
                                                                 --------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS  (CONCLUDED)                           December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   BEVERAGES 0.2%
   Jones Soda Co.*                                       4,320   $       53,136
   MGP Ingredients, Inc.                                 1,730           39,115
                                                                 --------------
   TOTAL BEVERAGES                                                       92,251
                                                                 --------------
   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co.*                           1,537           74,421
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                              74,421
                                                                 --------------
TOTAL CONSUMER STAPLES                                                1,545,982
                                                                 --------------
UTILITIES 2.2%
   ELECTRIC UTILITIES 1.1%
   Westar Energy, Inc.                                   5,450          141,482
   IDACORP, Inc.                                         2,790          107,834
   Cleco Corp.                                           4,140          104,452
   Unisource Energy Corp.                                2,460           89,864
   Allete, Inc.                                          1,798           83,679
   El Paso Electric Co.*                                 3,400           82,858
   Otter Tail Power Co.                                  2,420           75,407
                                                                 --------------
   TOTAL ELECTRIC UTILITIES                                             685,576
                                                                 --------------
   GAS UTILITIES 0.8%
   Nicor, Inc.                                           2,720          127,296
   Piedmont Natural Gas Co.                              4,740          126,795
   Southwest Gas Corp.                                   2,790          107,053
   Northwest Natural Gas Co.                             1,780           75,543
   Laclede Group, Inc.                                   1,570           54,997
   South Jersey Industries, Inc.                           930           31,071
                                                                 --------------
   TOTAL GAS UTILITIES                                                  522,755
                                                                 --------------
   MULTI-UTILITIES 0.3%
   Avista Corp.                                          3,437           86,990
   PNM Resources, Inc.                                   2,510           78,061
                                                                 --------------
   TOTAL MULTI-UTILITIES                                                165,051
                                                                 --------------
TOTAL UTILITIES                                                       1,373,382
                                                                 --------------
TELECOMMUNICATION SERVICES 1.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.9%
   Time Warner Telecom, Inc. --
      Class A*                                           4,810           95,863
   General Communication, Inc. --
      Class A*                                           4,740           74,560
   Commonwealth Telephone
      Enterprises, Inc.                                  1,780           74,511
   Golden Telecom, Inc.                                  1,470           68,855
   Iowa Telecommunications Services,
      Inc.                                               2,920           57,553
   Cbeyond, Inc.*                                        1,730           52,921
   CT Communications, Inc.                               2,180           49,965
   Cogent Communications Group,
      Inc.*                                              2,740           44,443
   Cincinnati Bell, Inc.*                                8,780           40,125
                                                                 --------------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                        558,796
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Dobson Communications Corp. --
      Class A*                                           9,600   $       83,616
   USA Mobility, Inc.                                    2,420           54,135
                                                                 --------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            137,751
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        696,547
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $46,121,140)                                                48,395,736
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                               ---------------
REPURCHASE AGREEMENTS 53.4%
Repurchase Agreement (Note 6)
  4.90% due 01/02/07+                          $     6,325,539        6,325,539
  4.79% due 01/02/07                                15,676,213       15,676,213
  4.60% due 01/02/07                                11,298,809       11,298,809
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $33,300,561)                                                33,300,561
                                                                 --------------
TOTAL INVESTMENTS 131.0%
   (Cost $79,421,701)                                            $   81,696,297
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (31.0)%                                        $  (19,333,514)
                                                                 ==============
NET ASSETS - 100.0%                                              $   62,362,783

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $13,560,300)                               171   $       27,377
                                                                 ==============

                                                         UNITS
                                               ---------------
EQUITY INDEX SWAP AGREEMENTS
February 2007 Russell 2000(R) Index
   Swap, Terminating 02/22/07**
   (Notional Market Value
   $42,505,444)                                         53,964   $      393,007
March 2007 Russell 2000(R) Index
   Swap, Terminating 03/29/07**
   (Notional Market Value
   $19,868,804)                                         25,225         (174,486)
                                                                 --------------
(TOTAL NOTIONAL MARKET
   VALUE $62,374,248)                                            $      218,521
                                                                 ==============

  *   NON-INCOME PRODUCING SECURITY.

 **   PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

  + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


40 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   INVERSE DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  101.8%
Repurchase Agreement (Note 6)
  4.90% due 01/02/07+                          $     9,442,411   $    9,442,411
  4.79% due 01/02/07                                33,159,337       33,159,337
  4.60% due 01/02/07                                23,899,968       23,899,968
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $66,501,716)                                                66,501,716
                                                                 --------------
TOTAL INVESTMENTS 101.8%
   (Cost $66,501,716)                                            $   66,501,716
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.8)%                                         $   (1,175,206)
                                                                 ==============
NET ASSETS - 100.0%                                              $   65,326,510

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $41,949,700)                                  529   $      301,243
                                                                 ==============

                                                         UNITS
                                               ---------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
February 2007 Russell 2000(R) Index
   Swap, Terminating 02/22/07*
   (Notional Market Value
   $89,880,954)                                        114,111   $    1,134,811
                                                                 ==============

  *   PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

  + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 41

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Dynamic S&P 500 Fund would act as a feeder, holding shares of the Dynamic S&P 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which is the part of the master-feeder arrangement in which shareholders invest, as well as Dynamic Russell 2000(R) Fund and Inverse Dynamic Russell 2000(R) Fund. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


42 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

This page intentionally left blank.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                 INVERSE                       INVERSE
                                                                  DYNAMIC        DYNAMIC        DYNAMIC        DYNAMIC
                                                                  S&P 500        S&P 500            OTC            OTC
                                                                     FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                   $         --   $         --   $         --   $         --
Investments in Master Portfolio** (Note 3)                    358,634,137    260,508,173    373,561,023    381,857,336
Segregated Cash with Broker                                            --             --             --             --
Receivable for Equity Index Swap Settlement (Note 1)                   --             --             --             --
Receivable for Futures Contracts Settlement (Note 1)                   --             --             --             --
Receivable for Investments/Securities Sold (Note 1)            13,017,044     14,919,050     10,438,176     15,797,144
Receivable for Fund Shares Sold                                 9,996,098      4,984,081     45,921,115     17,878,629
Investment Income Receivable (Note 1)                                  --             --             --             --
Other Assets                                                           --             --             --             --
----------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                               381,647,279    280,411,304    429,920,314    415,533,109
======================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                      --             --             --             --
Payable for Securities Purchased (Note 1)                       4,492,786        941,123     18,172,555      7,541,112
Payable for Fund Shares Redeemed                               18,520,356     18,962,008     38,186,735     26,134,660
Investment Advisory Fees Payable (Note 4)                              --             --             --             --
Transfer Agent and Administrative Fees Payable (Note 4)            78,617         66,651         92,957         85,705
Distribution and Service Fees Payable (Note 4)                     40,467         27,643         40,241         36,037
Portfolio Accounting Fees Payable (Note 4)                         47,170         39,991         55,774         51,423
Custody Fees Payable                                                   --             --             --             --
Cash Due to Custodian Bank                                             --             --             --             --
Dividends Payable                                                      71             --             --             --
Other Liabilities                                                 126,911        154,029        175,392        176,420
----------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           23,306,378     20,191,445     56,723,654     34,025,357
======================================================================================================================
NET ASSETS                                                   $358,340,901   $260,219,859   $373,196,660   $381,507,752
======================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $336,290,406   $271,529,445   $383,410,598   $360,098,770
Undistributed Net Investment Income                                    --        206,064             --        350,908
Accumulated Net Realized Loss on Investments,
   Equity Index Swaps, and Futures Contracts                           --             --             --             --
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, and Futures Contracts                   22,050,495    (11,515,650)   (10,213,938)    21,058,074
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $358,340,901   $260,219,859   $373,196,660   $381,507,752
======================================================================================================================
   A-Class                                                   $ 15,242,061   $ 12,817,895   $ 10,473,857   $  7,980,508
   C-Class                                                     57,884,782     29,458,171     43,530,176     32,553,362
   H-Class                                                    285,214,058    217,943,793    319,192,627    340,973,882
SHARES OUTSTANDING
   A-Class                                                        320,904        408,520        453,921        463,493
   C-Class                                                      1,282,290        983,936      2,034,997      1,971,748
   H-Class                                                      6,006,344      6,945,041     13,833,839     19,807,566
NET ASSET VALUES
   A-Class                                                   $      47.50   $      31.38   $      23.07   $      17.22
   A-Class Maximum Offering Price***                                49.87          32.94          24.22          18.08
   C-Class                                                          45.14          29.94          21.39          16.51
   H-Class                                                          47.49          31.38          23.07          17.21

  *   THE COST OF SECURITIES AT VALUE IS $0, $0, $0, $0, $0, $0, $79,421,701,
      AND $66,501,716, RESPECTIVELY.

 ** THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $336,583,642, $272,023,823, $383,774,961, $360,799,262, $66,558,478, $68,332,678, $0, AND $0,
      RESPECTIVELY.

***   NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


44 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                                               December 31, 2006
--------------------------------------------------------------------------------

                                                                                 INVERSE                       INVERSE
                                                                  DYNAMIC        DYNAMIC        DYNAMIC        DYNAMIC
                                                                      DOW            DOW        RUSSELL        RUSSELL
                                                                     FUND           FUND   2000(R) FUND   2000(R) FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                   $         --   $         --   $ 81,696,297   $ 66,501,716
Investments in Master Portfolio** (Note 3)                     66,709,883     67,772,397             --             --
Segregated Cash with Broker                                            --             --        461,700      1,428,300
Receivable for Equity Index Swap Settlement (Note 1)                   --             --        576,585      1,204,473
Receivable for Futures Contracts Settlement (Note 1)                   --             --        228,498        384,336
Receivable for Investments/Securities Sold (Note 1)                    --     12,713,205             --             --
Receivable for Fund Shares Sold                                22,347,660      5,246,278     16,674,028      4,950,749
Investment Income Receivable (Note 1)                                  --             --         49,978         35,005
Other Assets                                                           --             --          1,105             --
----------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                89,057,543     85,731,880     99,688,191     74,504,579
======================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                      --             --        174,486             --
Payable for Securities Purchased (Note 1)                      17,502,579             --     21,813,426             --
Payable for Fund Shares Redeemed                                4,845,081     17,959,483     15,249,925      9,088,877
Investment Advisory Fees Payable (Note 4)                              --             --         46,479         43,067
Transfer Agent and Administrative Fees Payable (Note 4)            11,878         17,310         12,911         11,963
Distribution and Service Fees Payable (Note 4)                      5,972          6,743          5,094          4,504
Portfolio Accounting Fees Payable (Note 4)                          7,127         10,386          7,747          7,178
Custody Fees Payable                                                   --             --          1,343          1,245
Cash Due to Custodian Bank                                             --             --             --          2,670
Dividends Payable                                                      --             --             --             --
Other Liabilities                                                  17,394         28,837         13,997         18,565
----------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           22,390,031     18,022,759     37,325,408      9,178,069
======================================================================================================================
NET ASSETS                                                   $ 66,667,512   $ 67,709,121   $ 62,362,783   $ 65,326,510
======================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $ 66,496,404   $ 68,269,402   $ 61,218,146   $ 80,752,559
Undistributed Net Investment Income                                19,703             --         49,807             --
Accumulated Net Realized Loss on Investments,
   Equity Index Swaps, and Futures Contracts                           --             --     (1,425,664)   (16,862,103)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, and Futures Contracts                      151,405       (560,281)     2,520,494      1,436,054
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $ 66,667,512   $ 67,709,121   $ 62,362,783   $ 65,326,510
======================================================================================================================
   A-Class                                                   $  3,337,087   $  3,534,279   $    594,863   $  9,137,951
   C-Class                                                      6,198,167      4,572,217      1,099,992      1,604,627
   H-Class                                                     57,132,258     59,602,625     60,667,928     54,583,932
SHARES OUTSTANDING
   A-Class                                                        105,729         99,890         21,251        224,377
   C-Class                                                        200,538        132,133         39,492         39,585
   H-Class                                                      1,808,442      1,684,551      2,166,705      1,340,256
NET ASSET VALUES
   A-Class                                                   $      31.56   $      35.38   $      27.99   $      40.73
   A-Class Maximum Offering Price***                                33.13          37.14          29.39          42.76
   C-Class                                                          30.91          34.60          27.85          40.54
   H-Class                                                          31.59          35.38          28.00          40.73


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 45

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                 INVERSE                       INVERSE
                                                                  DYNAMIC        DYNAMIC        DYNAMIC        DYNAMIC
                                                                  S&P 500        S&P 500            OTC            OTC
                                                                     FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $         --   $         --   $         --   $         --
Dividends, Net of Foreign Tax Withheld* (Note 1)                       --             --             --             --
Other Income                                                           --            580             --             --
----------------------------------------------------------------------------------------------------------------------
   Total Income                                                        --            580             --             --
----------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                      --             --             --             --
Transfer Agent and Administrative Fees (Note 4)                   767,493      1,003,468      1,172,105      1,127,743
Distribution & Service Fees (Note 4):
   A-Class                                                         18,965         24,088         19,859         17,062
   C-Class                                                        568,728        352,079        523,520        349,437
   H-Class                                                        606,345        891,360      1,021,367      1,023,321
Portfolio Accounting Fees (Note 4)                                460,496        602,081        703,263        676,646
Trustees' Fees**                                                   24,944         30,765         40,537         36,033
Custody Fees                                                           --             --             --             --
Miscellaneous                                                     342,264        437,365        519,075        503,191
----------------------------------------------------------------------------------------------------------------------
   Total Expenses                                               2,789,235      3,341,206      3,999,726      3,733,433
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                   (2,789,235)    (3,340,626)    (3,999,726)    (3,733,433)
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                          61,355,299    (69,932,162)    26,506,379    (67,841,852)
Equity Index Swaps                                                     --             --             --             --
Futures Contracts                                                      --             --             --             --
----------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                              61,355,299    (69,932,162)    26,506,379    (67,841,852)
----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           9,916,696      2,048,049     (1,198,465)    30,912,196
Equity Index Swaps                                                     --             --             --             --
Futures Contracts                                                      --             --             --             --
----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            9,916,696      2,048,049     (1,198,465)    30,912,196
----------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                 71,271,995    (67,884,113)    25,307,914    (36,929,656)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $ 68,482,760   $(71,224,739)  $ 21,308,188   $(40,663,089)
======================================================================================================================

  * NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $0, $0, $0, $57, AND $0, RESPECTIVELY.

 **   RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

***   SINCE THE COMMENCEMENT OF OPERATIONS; MAY 31, 2006 -- DYNAMIC RUSSELL 2000
      (R) FUND AND INVERSE DYNAMIC RUSSELL 2000(R) FUND.


46 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                                    Year Ended December 31, 2006
--------------------------------------------------------------------------------

                                                                                 INVERSE       DYNAMIC           INVERSE
                                                                  DYNAMIC        DYNAMIC       RUSSELL           DYNAMIC
                                                                      DOW            DOW       2000(R)           RUSSELL
                                                                     FUND           FUND          FUND***   2000(R) FUND***
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $        --   $         --   $   310,523      $  1,283,021
Dividends, Net of Foreign Tax Withheld* (Note 1)                       --             --       123,946                --
Other Income                                                           --             --            --                --
------------------------------------------------------------------------------------------------------------------------
   Total Income                                                        --             --       434,469         1,283,021
------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                      --             --       165,379           250,813
Transfer Agent and Administrative Fees (Note 4)                    91,444        152,132        45,939            69,670
Distribution & Service Fees (Note 4):
   A-Class                                                          5,100          5,669         1,126             1,534
   C-Class                                                         39,415         36,398        10,352             9,939
   H-Class                                                         76,490        137,364        42,224            65,652
Portfolio Accounting Fees (Note 4)                                 54,866         91,279        27,563            41,802
Trustees' Fees**                                                    2,667          4,131           641             1,137
Custody Fees                                                           --             --         5,310             6,755
Miscellaneous                                                      41,317         68,966        21,887            32,729
------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 311,299        495,939       320,421           480,031
------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     (311,299)      (495,939)      114,048           802,990
========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           9,769,983    (13,954,874)   (1,172,033)               --
Equity Index Swaps                                                     --             --     2,897,923       (13,584,407)
Futures Contracts                                                      --             --       808,432        (3,277,696)
------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               9,769,983    (13,954,874)    2,534,322       (16,862,103)
------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           1,201,815     (1,691,619)    2,274,596                --
Equity Index Swaps                                                     --             --       218,521         1,134,811
Futures Contracts                                                      --             --        27,377           301,243
------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            1,201,815     (1,691,619)    2,520,494         1,436,054
------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                 10,971,798    (15,646,493)    5,054,816       (15,426,049)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $10,660,499   $(16,142,432)  $ 5,168,864      $(14,623,059)
========================================================================================================================


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 47

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       INVERSE DYNAMIC
                                                                DYNAMIC S&P 500 FUND                    S&P 500 FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR              YEAR              YEAR              YEAR
                                                                    ENDED             ENDED             ENDED             ENDED
                                                             DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                     2006              2005              2006              2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                       $    (2,789,235)  $    (3,274,000)  $    (3,340,626)  $    (2,878,563)
Net Realized Gain (Loss) on Investments                        61,355,299        38,128,324       (69,932,162)      (44,164,052)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                               9,916,696       (24,233,183)        2,048,049        16,807,786
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          68,482,760        10,621,141       (71,224,739)      (30,234,829)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                       (236,909)          (22,987)         (420,271)          (80,171)
   C-Class                                                     (1,014,388)         (692,954)       (1,189,665)         (516,427)
   H-Class                                                     (4,493,350)       (3,154,462)       (9,980,063)       (4,529,823)
Realized Gain on Investment
   A-Class                                                             --                --                --                --
   C-Class                                                             --                --                --                --
   H-Class                                                             --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                            (5,744,647)       (3,870,403)      (11,589,999)       (5,126,421)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                     23,162,939         7,737,095        34,041,899        12,314,796
   C-Class                                                    155,964,725       331,419,437       139,444,210       258,921,830
   H-Class                                                  2,397,735,250     3,026,438,340     2,729,299,803     2,665,012,662
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                        184,900            22,064           380,843            76,418
   C-Class                                                        959,486           662,538         1,014,039           460,943
   H-Class                                                      3,889,057         2,535,758         7,613,926         3,689,553
COST OF SHARES REDEEMED
   A-Class                                                    (14,022,361)       (5,290,704)      (23,275,346)       (8,603,639)
   C-Class                                                   (171,824,178)     (345,011,294)     (131,975,128)     (253,802,874)
   H-Class                                                 (2,476,724,768)   (3,080,504,298)   (2,704,332,919)   (2,606,217,664)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                               (80,674,950)      (61,991,064)       52,211,327        71,852,025
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                         (17,936,837)      (55,240,326)      (30,603,411)       36,490,775
NET ASSETS--BEGINNING OF PERIOD                               376,277,738       431,518,064       290,823,270       254,332,495
===============================================================================================================================
NET ASSETS--END OF PERIOD                                 $   358,340,901   $   376,277,738   $   260,219,859   $   290,823,270
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
   --END OF PERIOD                                        $            --   $     1,571,918   $       206,064   $        55,652
===============================================================================================================================


48 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See notes to Financial Statements.

--------------------------------------------------------------------------------


                                                                  DYNAMIC OTC FUND                INVERSE DYNAMIC OTC FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR              YEAR              YEAR              YEAR
                                                                    ENDED             ENDED             ENDED             ENDED
                                                             DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                     2006              2005              2006              2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                       $    (3,999,726)  $    (4,553,722)  $    (3,733,433)  $    (4,062,627)
Net Realized Gain (Loss) on Investments                        26,506,379        65,381,831       (67,841,852)      (27,617,425)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                              (1,198,465)      (88,760,821)       30,912,196         4,011,867
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          21,308,188       (27,932,712)      (40,663,089)      (27,668,185)
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                             --           (27,930)         (260,259)          (92,577)
   C-Class                                                             --          (386,306)       (1,170,330)         (656,744)
   H-Class                                                             --        (2,944,242)      (12,845,722)       (6,846,547)
Realized Gain on Investment
   A-Class                                                             --                --                --                --
   C-Class                                                             --                --                --                --
   H-Class                                                             --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --        (3,358,478)      (14,276,311)       (7,595,868)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                     19,954,815        10,145,640        26,242,022        15,826,003
   C-Class                                                    262,624,812       494,704,844       210,447,194       452,027,021
   H-Class                                                  8,955,204,950     8,885,418,709     6,434,281,840     7,534,568,517
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                             --            26,293           231,617            43,111
   C-Class                                                             --           349,936           996,936           592,400
   H-Class                                                             --         2,619,082        10,918,772         6,033,319
COST OF SHARES REDEEMED
   A-Class                                                    (15,827,960)       (7,617,749)      (23,998,255)       (9,447,876)
   C-Class                                                   (276,611,344)     (520,294,903)     (209,078,615)     (440,042,022)
   H-Class                                                 (9,225,637,054)   (8,954,421,250)   (6,459,867,515)   (7,401,120,871)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                              (280,291,781)      (89,069,398)       (9,826,004)      158,479,602
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                        (258,983,593)     (120,360,588)      (64,765,404)      123,215,549
NET ASSETS--BEGINNING OF PERIOD                               632,180,253       752,540,841       446,273,156       323,057,607
===============================================================================================================================
NET ASSETS--END OF PERIOD                                 $   373,196,660   $   632,180,253   $   381,507,752   $   446,273,156
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
   --END OF PERIOD                                        $            --   $            --   $       350,908   $            --
===============================================================================================================================

                                                                                                    INVERSE DYNAMIC
                                                                 DYNAMIC DOW FUND                      DOW FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR            YEAR              YEAR            YEAR
                                                                    ENDED           ENDED             ENDED           ENDED
                                                             DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                     2006            2005              2006            2005
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                       $      (311,299)  $    (243,421)  $      (495,939)  $    (311,662)
Net Realized Gain (Loss) on Investments                         9,769,983         527,318       (13,954,874)     (4,402,094)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                               1,201,815      (1,688,416)       (1,691,619)      1,266,267
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          10,660,499      (1,404,519)      (16,142,432)     (3,447,489)
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                        (20,053)           (353)          (15,651)         (1,526)
   C-Class                                                        (36,045)           (895)          (20,094)         (4,467)
   H-Class                                                       (288,743)         (8,318)         (317,407)        (52,019)
Realized Gain on Investment
   A-Class                                                             --          (2,203)               --         (11,699)
   C-Class                                                             --          (5,584)               --          (7,380)
   H-Class                                                             --         (51,920)               --        (140,784)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              (344,841)        (69,273)         (353,152)       (217,875)
===========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                      5,541,660       2,763,227         8,835,877       6,016,189
   C-Class                                                     49,925,146      48,943,821        20,424,819      34,466,614
   H-Class                                                  1,123,470,560     966,072,809     1,192,435,301     987,131,489
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                         13,979           2,440            13,011           4,159
   C-Class                                                         35,501           6,402            18,105          11,318
   H-Class                                                        271,569          57,533           284,184         171,006
COST OF SHARES REDEEMED
   A-Class                                                     (4,301,996)     (1,657,217)       (5,771,616)     (5,033,214)
   C-Class                                                    (48,657,984)    (49,244,383)      (16,759,530)    (32,813,328)
   H-Class                                                 (1,109,352,394)   (968,010,054)   (1,155,406,771)   (964,671,765)
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                16,946,041      (1,065,422)       44,073,380      25,282,468
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          27,261,699      (2,539,214)       27,577,796      21,617,104
NET ASSETS--BEGINNING OF PERIOD                                39,405,813      41,945,027        40,131,325      18,514,221
===========================================================================================================================
NET ASSETS--END OF PERIOD                                 $    66,667,512   $  39,405,813   $    67,709,121   $  40,131,325
===========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
   --END OF PERIOD                                        $        19,703   $       5,611   $            --   $     131,805
===========================================================================================================================


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 49

STATEMENTS OF CHANGES IN NET ASSETS  (CONCLUDED)
--------------------------------------------------------------------------------

                                                                              DYNAMIC    INVERSE DYNAMIC
                                                                      RUSSELL 2000(R)    RUSSELL 2000(R)
                                                                                 FUND               FUND
--------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED         YEAR ENDED
                                                                         DECEMBER 31,       DECEMBER 31,
                                                                                 2006*              2006*
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                                   $     114,048      $     802,990
Net Realized Gain (Loss) on Investments                                     2,534,322        (16,862,103)
Net Change in Unrealized Appreciation (Depreciation) on Investments         2,520,494          1,436,054
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                       5,168,864        (14,623,059)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                                     (2,680)           (43,840)
   C-Class                                                                     (5,512)           (24,595)
   H-Class                                                                    (63,808)          (781,566)
Realized Gain on Investment
   A-Class                                                                    (18,842)                --
   C-Class                                                                    (38,751)                --
   H-Class                                                                   (448,628)                --
--------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                          (578,221)          (850,001)
========================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                                  1,953,290         10,175,933
   C-Class                                                                 35,887,147         26,004,239
   H-Class                                                                973,729,625        990,931,418
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                                     19,086             37,251
   C-Class                                                                     44,170             20,196
   H-Class                                                                    482,312            762,468
COST OF SHARES REDEEMED
   A-Class                                                                 (1,527,328)        (1,026,980)
   C-Class                                                                (34,836,904)       (23,781,290)
   H-Class                                                               (917,979,258)      (922,323,665)
========================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                         57,772,140         80,799,570
--------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                                 62,362,783         65,326,510
NET ASSETS--BEGINNING OF PERIOD                                                    --                 --
========================================================================================================
NET ASSETS--END OF PERIOD                                               $  62,362,783      $  65,326,510
========================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD                      $      49,807      $          --
========================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.


50 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                     NET REALIZED     NET INCREASE
                           NET ASSET                     AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,        NET        UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                           BEGINNING   INVESTMENT   GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED          TOTAL
YEAR ENDED                 OF PERIOD      LOSS+     ON SECURITIES    FROM OPERATIONS      INCOME       CAPITAL GAINS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND A-CLASS
   DECEMBER 31, 2006        $ 39.00     $ (.32)       $   9.61         $   9.29           $  (.79)         $   --        $  (.79)
   December 31, 2005          38.13       (.28)           1.56             1.28              (.41)             --           (.41)
   December 31, 2004*         31.91       (.07)           6.29             6.22                --              --             --

DYNAMIC S&P 500 FUND C-CLASS
   DECEMBER 31, 2006          37.37       (.61)           9.17             8.56              (.79)             --           (.79)
   December 31, 2005          36.85       (.53)           1.46              .93              (.41)             --           (.41)
   December 31, 2004          31.57       (.52)           5.80             5.28                --              --             --
   December 31, 2003          20.76       (.38)          11.19            10.81                --              --             --
   December 31, 2002++        39.24       (.42)         (18.06)          (18.48)               --              --             --

DYNAMIC S&P 500 FUND H-CLASS
   DECEMBER 31, 2006          38.98       (.32)           9.62             9.30              (.79)             --           (.79)
   December 31, 2005          38.13       (.27)           1.53             1.26              (.41)             --           (.41)
   December 31, 2004          32.43       (.25)           5.95             5.70                --              --             --
   December 31, 2003          21.18       (.19)          11.44            11.25                --              --             --
   December 31, 2002++        39.66       (.21)         (18.27)          (18.48)               --              --             --

INVERSE DYNAMIC S&P 500 FUND A-CLASS
   DECEMBER 31, 2006          39.49       (.28)          (6.63)           (6.91)            (1.20)             --          (1.20)
   December 31, 2005          42.11       (.31)          (1.62)           (1.93)             (.69)             --           (.69)
   December 31, 2004*         50.99       (.11)          (8.77)           (8.88)               --              --             --

INVERSE DYNAMIC S&P 500 FUND C-CLASS
   DECEMBER 31, 2006          38.05       (.54)          (6.37)           (6.91)            (1.20)             --          (1.20)
   December 31, 2005          40.92       (.61)          (1.57)           (2.18)             (.69)             --           (.69)
   December 31, 2004          51.58       (.73)          (9.93)          (10.66)               --              --             --
   December 31, 2003          92.07      (1.03)         (39.46)          (40.49)               --              --             --
   December 31, 2002          67.98      (1.36)          26.19            24.83                --            (.74)          (.74)

INVERSE DYNAMIC S&P 500 FUND H-CLASS
   DECEMBER 31, 2006          39.51       (.28)          (6.65)           (6.93)            (1.20)             --          (1.20)
   December 31, 2005          42.13       (.31)          (1.62)           (1.93)             (.69)             --           (.69)
   December 31, 2004          52.66       (.38)         (10.15)          (10.53)               --              --             --
   December 31, 2003          93.27       (.56)         (40.05)          (40.61)               --              --             --
   December 31, 2002          68.39       (.71)          26.33            25.62                --            (.74)          (.74)

                                                                                       RATIOS TO
                                                                                  AVERAGE NET ASSETS:
                                                                            --------------------------------
                                                                                                                             NET
                                                                                                                           ASSETS,
                                    NET INCREASE   NET ASSET                                                                END OF
                                     (DECREASE)     VALUE,       TOTAL        TOTAL      NET         NET       PORTFOLIO    PERIOD
                                     NET ASSET      END OF     INVESTMENT   EXPENSES   EXPENSES   INVESTMENT   TURNOVER     (000'S
YEAR ENDED                             VALUE        PERIOD       RETURN        SS.       SS.         LOSS       RATE***    OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND A-CLASS
   DECEMBER 31, 2006                  $  8.50       $ 47.50      23.80%      1.68%      1.68%      (0.75)%         19%     $ 15,242
   December 31, 2005                      .87         39.00       3.39%      1.77%      1.69%      (0.76)%         77%        4,272
   December 31, 2004*                    6.22         38.13      19.49%      1.61%**    1.61%**    (0.68)%**      190%        1,555

DYNAMIC S&P 500 FUND C-CLASS
   DECEMBER 31, 2006                     7.77         45.14      22.89%      2.44%      2.44%      (1.52)%         19%       57,885
   December 31, 2005                      .52         37.37       2.56%      2.50%      2.41%      (1.48)%         77%       63,328
   December 31, 2004                     5.28         36.85      16.72%      2.45%      2.45%      (1.52)%        190%       77,838
   December 31, 2003                    10.81         31.57      52.07%      2.46%      2.46%      (1.52)%        769%       70,715
   December 31, 2002++                 (18.48)        20.76     (47.09)%     2.50%      2.50%      (1.56)%      1,227%       11,491

DYNAMIC S&P 500 FUND H-CLASS
   DECEMBER 31, 2006                     8.51         47.49      23.84%      1.69%      1.69%      (0.77)%         19%      285,214
   December 31, 2005                      .85         38.98       3.34%      1.75%      1.67%      (0.73)%         77%      308,677
   December 31, 2004                     5.70         38.13      17.58%      1.70%      1.70%      (0.77)%        190%      352,125
   December 31, 2003                    11.25         32.43      53.12%      1.71%      1.71%      (0.77)%        769%      247,115
   December 31, 2002++                 (18.48)        21.18     (46.60)%     1.75%      1.75%      (0.81)%      1,227%      124,716

INVERSE DYNAMIC S&P 500 FUND A-CLASS
   DECEMBER 31, 2006                    (8.11)        31.38     (17.46)%     1.69%      1.69%      (0.76)%         --        12,818
   December 31, 2005                    (2.62)        39.49      (4.53)%     1.77%      1.67%      (0.75)%         --         4,633
   December 31, 2004*                   (8.88)        42.11     (17.42)%     1.65%**    1.65%**    (0.72)%**       --         1,498

INVERSE DYNAMIC S&P 500 FUND C-CLASS
   DECEMBER 31, 2006                    (8.11)        29.94     (18.12)%     2.43%      2.43%      (1.51)%         --        29,458
   December 31, 2005                    (2.87)        38.05      (5.28)%     2.51%      2.41%      (1.48)%         --        29,768
   December 31, 2004                   (10.66)        40.92     (20.67)%     2.45%      2.45%      (1.52)%         --        28,465
   December 31, 2003                   (40.49)        51.58     (43.98)%     2.46%      2.46%      (1.52)%         --        33,841
   December 31, 2002                    24.09         92.07      36.54%      2.50%      2.50%      (1.49)%         --        16,786

INVERSE DYNAMIC S&P 500 FUND H-CLASS
   DECEMBER 31, 2006                    (8.13)        31.38     (17.50)%     1.69%      1.69%      (0.77)%         --       217,944
   December 31, 2005                    (2.62)        39.51      (4.53)%     1.76%      1.66%      (0.74)%         --       256,422
   December 31, 2004                   (10.53)        42.13     (20.00)%     1.70%      1.70%      (0.77)%         --       224,369
   December 31, 2003                   (40.61)        52.66     (43.54)%     1.71%      1.71%      (0.77)%         --       311,796
   December 31, 2002                    24.88         93.27      37.48%      1.75%      1.75%      (0.81)%         --       340,962

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- DYNAMIC S&P 500 FUND A-CLASS AND INVERSE DYNAMIC S&P 500 FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR PERIOD ENDED DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

SS. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 51

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                    NET REALIZED      NET INCREASE
                           NET ASSET                     AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                            VALUE,        NET        UNREALIZED       IN NET ASSET       FROM NET        FROM NET
                           BEGINNING   INVESTMENT   GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED          TOTAL
YEAR ENDED                 OF PERIOD     LOSS+      ON SECURITIES    FROM OPERATIONS      INCOME       CAPITAL GAINS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC OTC FUND A-CLASS
   DECEMBER 31, 2006        $ 21.90     $ (.16)       $   1.33           $  1.17           $  --           $   --         $   --
   December 31, 2005          22.72       (.15)          (0.55)            (0.70)           (.12)              --           (.12)
   December 31, 2004*         16.73       (.10)           6.09              5.99              --               --             --

DYNAMIC OTC FUND C-CLASS
   DECEMBER 31, 2006          20.46       (.30)           1.23               .93              --               --             --
   December 31, 2005          21.41       (.28)           (.55)             (.83)           (.12)              --           (.12)
   December 31, 2004          18.82       (.27)           2.86              2.59              --               --             --
   December 31, 2003           9.69       (.22)           9.77              9.55              --             (.42)          (.42)
   December 31, 2002          31.45       (.19)         (21.57)           (21.76)             --               --             --

DYNAMIC OTC FUND H-CLASS
   DECEMBER 31, 2006          21.91       (.16)           1.32              1.16              --               --             --
   December 31, 2005          22.72       (.15)           (.54)             (.69)           (.12)              --           (.12)
   December 31, 2004          19.81       (.15)           3.06              2.91              --               --             --
   December 31, 2003          10.11       (.12)          10.24             10.12              --             (.42)          (.42)
   December 31, 2002          32.06       (.12)         (21.83)           (21.95)             --               --             --

INVERSE DYNAMIC OTC FUND A-CLASS
   DECEMBER 31, 2006          19.44       (.15)          (1.43)            (1.58)           (.64)              --           (.64)
   December 31, 2005          20.06       (.16)           (.11)             (.27)           (.35)              --           (.35)
   December 31, 2004*         28.20       (.04)          (8.10)            (8.14)             --               --             --

INVERSE DYNAMIC OTC FUND C-CLASS
   DECEMBER 31, 2006          18.80       (.29)          (1.36)            (1.65)           (.64)              --           (.64)
   December 31, 2005          19.56       (.31)           (.10)             (.41)           (.35)              --           (.35)
   December 31, 2004          26.15       (.38)          (6.21)            (6.59)             --               --             --
   December 31, 2003          71.08       (.58)         (44.35)           (44.93)             --               --             --
   December 31, 2002          48.72      (1.13)          25.48             24.35              --            (1.99)         (1.99)

INVERSE DYNAMIC OTC FUND H-CLASS
   DECEMBER 31, 2006          19.43       (.15)          (1.43)            (1.58)           (.64)              --           (.64)
   December 31, 2005          20.05       (.16)           (.11)             (.27)           (.35)              --           (.35)
   December 31, 2004          26.59       (.20)          (6.34)            (6.54)             --               --             --
   December 31, 2003          71.71       (.31)         (44.81)           (45.12)             --               --             --
   December 31, 2002          48.87       (.58)          25.41             24.83              --            (1.99)         (1.99)

                                                                                   RATIOS TO
                                                                              AVERAGE NET ASSETS:
                                                                        --------------------------------
                                                                                                                       NET ASSETS,
                                NET INCREASE   NET ASSET                                                                 END OF
                                 (DECREASE)     VALUE,       TOTAL       TOTAL       NET         NET       PORTFOLIO     PERIOD
                                IN NET ASSET    END OF     INVESTMENT   EXPENSES   EXPENSES   INVESTMENT   TURNOVER      (000'S
YEAR ENDED                         VALUE        PERIOD       RETURN       SS.         SS.        LOSS       RATE***     OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
DYNAMIC OTC FUND A-CLASS
   DECEMBER 31, 2006             $   1.17       $ 23.07       5.34%      1.69%      1.69%      (0.77)%        71%       $  10,474
   December 31, 2005                 (.82)        21.90      (3.09)%     1.69%      1.66%      (0.74)%       133%           5,195
   December 31, 2004*                5.99         22.72      35.80%      1.58%**    1.58%**    (0.65)%**     154%           2,308

DYNAMIC OTC FUND C-CLASS
   DECEMBER 31, 2006                  .93         21.39       4.55%      2.43%      2.43%      (1.51)%        71%          43,530
   December 31, 2005                 (.95)        20.46      (3.89)%     2.43%      2.40%      (1.48)%       133%          56,765
   December 31, 2004                 2.59         21.41      13.76%      2.44%      2.44%      (1.51)%       154%          86,591
   December 31, 2003                 9.13         18.82      98.54%      2.46%      2.46%      (1.52)%       530%          54,498
   December 31, 2002               (21.76)         9.69     (69.19)%     2.50%      2.50%      (1.54)%       298%          15,311

DYNAMIC OTC FUND H-CLASS
   DECEMBER 31, 2006                 1.16         23.07       5.29%      1.69%      1.69%      (0.77)%        71%         319,193
   December 31, 2005                 (.81)        21.91      (3.05)%     1.68%      1.65%      (0.73)%       133%         570,220
   December 31, 2004                 2.91         22.72      14.69%      1.67%      1.67%      (0.76)%       154%         663,642
   December 31, 2003                 9.70         19.81     100.09%      1.71%      1.71%      (0.77)%       530%         460,652
   December 31, 2002               (21.95)        10.11     (68.47)%     1.75%      1.75%      (0.81)%       298%         162,943

INVERSE DYNAMIC OTC FUND A-CLASS
   DECEMBER 31, 2006                (2.22)        17.22      (8.04)%     1.69%      1.69%      (0.77)%        --            7,981
   December 31, 2005                 (.62)        19.44      (1.25)%     1.68%      1.68%      (0.76)%        --            6,438
   December 31, 2004*               (8.14)        20.06     (28.87)%     1.54%**    1.54%**    (0.61)%**      --              639

INVERSE DYNAMIC OTC FUND C-CLASS
   DECEMBER 31, 2006                (2.29)        16.51      (8.69)%     2.44%      2.44%      (1.52)%        --           32,553
   December 31, 2005                 (.76)        18.80      (2.00)%     2.40%      2.40%      (1.48)%        --           35,780
   December 31, 2004                (6.59)        19.56     (25.20)%     2.45%      2.45%      (1.52)%        --           27,640
   December 31, 2003               (44.93)        26.15     (63.21)%     2.46%      2.46%      (1.52)%        --           38,597
   December 31, 2002                22.36         71.08      50.09%      2.50%      2.50%      (1.60)%        --           22,654

INVERSE DYNAMIC OTC FUND H-CLASS
   DECEMBER 31, 2006                (2.22)        17.21      (8.05)%     1.69%      1.69%      (0.77)%        --          340,974
   December 31, 2005                 (.62)        19.43      (1.25)%     1.66%      1.66%      (0.74)%        --          404,055
   December 31, 2004                (6.54)        20.05     (24.60)%     1.70%      1.70%      (0.77)%        --          294,779
   December 31, 2003               (45.12)        26.59     (62.92)%     1.71%      1.71%      (0.77)%        --          323,450
   December 31, 2002                22.84         71.71      50.92%      1.75%      1.75%      (0.80)%        --          299,375

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 - DYNAMIC OTC FUND A-CLASS AND INVERSE DYNAMIC OTC FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

SS. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


52 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS  (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                      NET REALIZED     NET INCREASE
                            NET ASSET      NET            AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,     INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                            BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED         TOTAL
YEAR ENDED                  OF PERIOD    (LOSS)+     ON SECURITIES    FROM OPERATIONS      INCOME       CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC DOW FUND A-CLASS
   DECEMBER 31, 2006        $   24.39      $ (.21)      $  7.58         $   7.37          $  (.20)         $   --         $ (.20)
   December 31, 2005            25.39        (.04)         (.92)            (.96)            (.01)           (.03)          (.04)
   December 31, 2004*           22.72        (.05)         2.72             2.67               --              --             --

DYNAMIC DOW FUND C-CLASS
   DECEMBER 31, 2006            24.06        (.41)         7.46             7.05             (.20)            --            (.20)
   December 31, 2005            25.22        (.55)         (.57)           (1.12)            (.01)           (.03)          (.04)
   December 31, 2004*           25.00        (.30)          .52              .22               --              --             --

DYNAMIC DOW FUND H-CLASS
   DECEMBER 31, 2006            24.40        (.21)         7.60             7.39             (.20)             --           (.20)
   December 31, 2005            25.38        (.16)         (.78)            (.94)            (.01)           (.03)          (.04)
   December 31, 2004*           25.00        (.14)          .52              .38               --              --             --

INVERSE DYNAMIC DOW FUND A-CLASS
   DECEMBER 31, 2006            45.63        (.31)        (9.79)          (10.10)            (.15)             --           (.15)
   December 31, 2005            45.41        (.35)          .78              .43             (.07)           (.14)          (.21)
   December 31, 2004*           52.00        (.11)        (6.29)           (6.40)              --            (.19)          (.19)

INVERSE DYNAMIC DOW FUND C-CLASS
   DECEMBER 31, 2006            44.95        (.60)        (9.60)          (10.20)            (.15)             --           (.15)
   December 31, 2005            45.10        (.70)          .76              .06             (.07)           (.14)          (.21)
   December 31, 2004*           50.00        (.69)        (4.02)           (4.71)              --            (.19)          (.19)

INVERSE DYNAMIC DOW FUND H-CLASS
   DECEMBER 31, 2006            45.63        (.31)        (9.79)          (10.10)            (.15)             --           (.15)
   December 31, 2005            45.41        (.35)          .78              .43             (.07)           (.14)          (.21)
   December 31, 2004*           50.00        (.33)        (4.07)           (4.40)              --            (.19)          (.19)

DYNAMIC RUSSELL 2000(R) FUND A-CLASS
   DECEMBER 31, 2006*           25.00         .07          3.30             3.37             (.05)           (.33)          (.38)

DYNAMIC RUSSELL 2000(R) FUND C-CLASS
   DECEMBER 31, 2006*           25.00        (.02)         3.25             3.23             (.05)           (.33)          (.38)

DYNAMIC RUSSELL 2000(R) FUND H-CLASS
   DECEMBER 31, 2006*           25.00         .10          3.28             3.38             (.05)           (.33)          (.38)

INVERSE DYNAMIC RUSSELL 2000(R) FUND A-CLASS
   DECEMBER 31, 2006*           50.00         .79         (9.49)           (8.70)            (.57)             --           (.57)

INVERSE DYNAMIC RUSSELL 2000(R) FUND C-CLASS
   DECEMBER 31, 2006*           50.00         .59         (9.48)           (8.89)            (.57)             --           (.57)

INVERSE DYNAMIC RUSSELL 2000(R) FUND H-CLASS
   DECEMBER 31, 2006*           50.00         .79         (9.49)           (8.70)            (.57)             --           (.57)

                                                                                   RATIOS TO
                                                                              AVERAGE NET ASSETS:
                                                                     -------------------------------------

                                                                                                                         NET ASSETS,
                            NET INCREASE   NET ASSET                                               NET                     END OF
                             (DECREASE)     VALUE,       TOTAL                                  INVESTMENT   PORTFOLIO     PERIOD
                               IN NET       END OF     INVESTMENT      TOTAL          NET         INCOME     TURNOVER      (000'S
YEAR ENDED                  ASSET VALUE     PERIOD       RETURN      EXPENSES       EXPENSES      (LOSS)      RATE***     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC DOW FUND A-CLASS
   DECEMBER 31, 2006          $    7.17    $  31.56       30.21%       1.69%SS.       1.69%SS.    (0.77)%       341%       $  3,337
   December 31, 2005              (1.00)      24.39       (3.78)%      1.67%SS.       1.67%SS.    (0.17)%       410%          1,522
   December 31, 2004*              2.67       25.39       11.75%       1.56%SS.**     1.56%SS.**  (0.63)%**     796%            359

DYNAMIC DOW FUND C-CLASS
   DECEMBER 31, 2006               6.85       30.91       29.29%       2.44%SS.       2.44%SS.    (1.52)%       341%          6,198
   December 31, 2005              (1.16)      24.06       (4.44)%      2.39%SS.       2.39%SS.    (2.31)%       410%          3,988
   December 31, 2004*               .22       25.22        0.88%       2.41%SS.**     2.41%SS.**  (1.48)%**     796%          4,368

DYNAMIC DOW FUND H-CLASS
   DECEMBER 31, 2006               7.19       31.59       30.28%       1.69%SS.       1.69%SS.    (0.77)%       341%         57,132
   December 31, 2005               (.98)      24.40       (3.71)%      1.65%SS.       1.65%SS.    (0.67)%       410%         33,896
   December 31, 2004*               .38       25.38        1.52%       1.65%SS.**     1.65%SS.**  (0.72)%**     796%         37,218

INVERSE DYNAMIC DOW FUND A-CLASS
   DECEMBER 31, 2006             (10.25)      35.38      (22.14)%      1.69%SS.       1.69%SS.    (0.77)%        --           3,534
   December 31, 2005                .22       45.63        0.94%       1.70%SS.       1.69%SS.    (0.77)%        --           1,177
   December 31, 2004*             (6.59)      45.41      (12.30)%      1.62%SS.**     1.62%SS.**  (0.69)%**      --             347

INVERSE DYNAMIC DOW FUND C-CLASS
   DECEMBER 31, 2006             (10.35)      34.60      (22.69)%      2.44%SS.       2.44%SS.    (1.52)%        --           4,572
   December 31, 2005               (.15)      44.95        0.12%       2.42%SS.       2.41%SS.    (1.49)%        --           1,907
   December 31, 2004*             (4.90)      45.10       (9.42)%      2.43%SS.**     2.43%SS.**  (1.50)%**      --             455

INVERSE DYNAMIC DOW FUND H-CLASS
   DECEMBER 31, 2006             (10.25)      35.38      (22.14)%      1.69%SS.       1.69%SS.    (0.77)%        --          59,603
   December 31, 2005                .22       45.63        0.94%       1.67%SS.       1.66%SS.    (0.74)%        --          37,047
   December 31, 2004*             (4.59)      45.41       (8.80)%      1.67%SS.**     1.67%SS.**  (0.74)%**      --          17,712

DYNAMIC RUSSELL 2000(R) FUND A-CLASS
   DECEMBER 31, 2006*              2.99       27.99       13.49%       1.69%**        1.69%**      0.46%**      221%            595

DYNAMIC RUSSELL 2000(R) FUND C-CLASS
   DECEMBER 31, 2006*              2.85       27.85       12.93%       2.44%**        2.44%**     (0.12)%**     221%          1,100

DYNAMIC RUSSELL 2000(R) FUND H-CLASS
   DECEMBER 31, 2006*              3.00       28.00       13.53%       1.70%**        1.70%**      0.67%**      221%         60,668

INVERSE DYNAMIC RUSSELL 2000(R) FUND A-CLASS
   DECEMBER 31, 2006*             (9.27)      40.73      (17.39)%      1.76%**        1.76%**      3.15%**       --           9,138

INVERSE DYNAMIC RUSSELL 2000(R) FUND C-CLASS
   DECEMBER 31, 2006*             (9.46)      40.54      (17.77)%      2.43%**        2.43%**      2.13%**       --           1,605

INVERSE DYNAMIC RUSSELL 2000(R) FUND H-CLASS
   DECEMBER 31, 2006*             (9.27)      40.73      (17.39)%      1.69%**        1.69%**      2.90%**       --          54,584

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004--DYNAMIC DOW FUND C-CLASS AND H-CLASS AND INVERSE DYNAMIC DOW FUND C-CLASS AND H-CLASS; SEPTEMBER 1, 2004 -- DYNAMIC DOW FUND A-CLASS AND INVERSE DYNAMIC DOW FUND A-CLASS; MAY 31, 2006 -- DYNAMIC RUSSELL 2000(R) FUND, A-CLASS, C-CLASS, H-CLASS AND INVERSE DYNAMIC RUSSELL 2000(R) FUND A-CLASS, C-CLASS, H-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

SS. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 53

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Dynamic S&P 500 Fund would act as a feeder, holding shares of the Dynamic S&P 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Master Portfolios, which is the part of the master-feeder arrangement in which Feeder Funds invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


54 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

This page intentionally left blank.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 55

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                      INVERSE
                                                                    DYNAMIC           DYNAMIC           DYNAMIC           INVERSE
                                                                    S&P 500           S&P 500               OTC       DYNAMIC OTC
                                                                     MASTER            MASTER            MASTER            MASTER
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Note 1, 2, 6 and 9)                     $ 396,653,969   $   273,019,287   $   411,272,366   $   376,422,917
Segregated Cash with Broker                                       6,336,400         1,945,350        12,376,000         7,441,200
Cash                                                                     --                --                35             7,021
Receivable for Equity Index Swap Settlement (Note 1)                 10,140         1,660,147           146,361         6,718,658
Receivable for Futures Contracts Settlement (Note 1)                 30,771                --                --                --
Receivable for Securities Sold (Note 1)                              42,241                --                --                --
Receivable for Fund Shares Sold                                   4,492,786           941,123        18,172,555         7,541,112
Investment Income Receivable (Note 1)                               419,126           104,874           229,400           106,323
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 407,985,433       277,670,781       442,196,717       398,237,231
=================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                 1,265,662           603,529           329,538                --
Payable for Futures Contracts Settlement (Note 1)                        --         1,392,973           685,949           265,082
Payable upon Return of Securities Loaned (Note 9)                34,777,237                --        56,837,437                --
Payable for Securities Purchased (Note 1)                                --                --                --                --
Payable for Fund Shares Redeemed                                 13,017,044        14,919,050        10,438,176        15,797,144
Investment Advisory Fees Payable (Note 4)                           283,173           240,119           334,850           308,737
Custody Fees Payable                                                  8,180             6,937             9,744             8,932
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             49,351,296        17,162,608        68,635,694        16,379,895
=================================================================================================================================
NET ASSETS                                                    $ 358,634,137   $   260,508,173   $   373,561,023   $   381,857,336
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                               $ 297,667,013   $   782,540,099   $   403,649,663   $   706,482,733
Undistributed Net Investment Income                                      --                --                --                --
Accumulated Net Realized Loss on Investments,
   Options, Equity Index Swaps, and Futures Contracts           (27,161,132)     (523,801,520)     (163,856,045)     (333,424,044)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, Options, and Futures Contracts            88,128,256         1,769,594       133,767,405         8,798,647

=================================================================================================================================
NET ASSETS                                                    $ 358,634,137   $   260,508,173   $   373,561,023   $   381,857,336
=================================================================================================================================
SHARES OUTSTANDING                                                8,814,998         8,474,118        37,438,549        20,019,625
NET ASSET VALUES                                              $       40.68   $         30.74   $          9.98   $         19.07

* THE COST OF SECURITIES AT VALUE IS $307,354,119, $273,024,252, $277,483,342, $376,426,537, $59,173,616, AND $80,649,613, RESPECTIVELY.


56 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                                               December 31, 2006
--------------------------------------------------------------------------------


                                                                     DYNAMIC          INVERSE
                                                                         DOW      DYNAMIC DOW
                                                                      MASTER           MASTER
                                                                   PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Note 1, 2, 6 and 9)                     $  65,617,860   $    80,649,613
Segregated Cash with Broker                                       1,602,900           778,050
Cash                                                                     --                --
Receivable for Equity Index Swap Settlement (Note 1)                324,432                --
Receivable for Futures Contracts Settlement (Note 1)                     --           527,754
Receivable for Securities Sold (Note 1)                                  --                --
Receivable for Fund Shares Sold                                  17,502,579                --
Investment Income Receivable (Note 1)                                62,520            42,123
---------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                  85,110,291        81,997,540
=============================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                        --         1,447,788
Payable for Futures Contracts Settlement (Note 1)                 1,021,307                --
Payable upon Return of Securities Loaned (Note 9)                 7,359,342                --
Payable for Securities Purchased (Note 1)                         9,975,743                --
Payable for Fund Shares Redeemed                                         --        12,713,205
Investment Advisory Fees Payable (Note 4)                            42,780            62,349
Custody Fees Payable                                                  1,236             1,801
---------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             18,400,408        14,225,143
=============================================================================================
NET ASSETS                                                    $  66,709,883   $    67,772,397
=============================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                               $  62,979,501   $    93,117,669
Undistributed Net Investment Income                                      --                --
Accumulated Net Realized Loss on Investments,
   Options, Equity Index Swaps, and Futures Contracts            (2,927,212)      (24,473,537)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, Options, and Futures Contracts             6,657,594          (871,735)
=============================================================================================
NET ASSETS                                                    $  66,709,883   $    67,772,397
=============================================================================================
SHARES OUTSTANDING                                                2,106,361         1,872,569
NET ASSET VALUES                                              $       31.67   $         36.19


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 57

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                  INVERSE
                                                                   DYNAMIC        DYNAMIC         DYNAMIC         INVERSE
                                                                   S&P 500        S&P 500             OTC     DYNAMIC OTC
                                                                    MASTER         MASTER          MASTER          MASTER
                                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $  2,127,055   $ 20,526,640    $  2,771,951    $ 22,810,240
Income from Securities Lending, net (Note 9)                        24,606             --          92,098              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                 4,953,255             --       2,104,664              --
Other Income                                                           846            252              --             198
-------------------------------------------------------------------------------------------------------------------------
   Total Income                                                  7,105,762     20,526,892       4,968,713      22,810,438
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                2,764,337      3,614,232       4,221,125       4,061,782
Custody Fees                                                        72,595         95,034         183,509         112,407
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                2,836,932      3,709,266       4,404,634       4,174,189
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                            4,268,830     16,817,626         564,079      18,636,249
=========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           10,888,267        (41,300)     38,212,812         (94,789)
Equity Index Swaps                                              24,660,548    (69,994,473)     (8,708,098)    (29,572,914)
Futures Contracts                                                5,209,114     (9,747,462)     (2,643,104)    (19,624,278)
-------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               40,757,929    (79,783,235)     26,861,610     (49,291,981)
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           22,949,548          3,285     (12,620,007)         24,380
Equity Index Swaps                                               2,225,455     (4,846,815)      9,396,518      (3,598,646)
Futures Contracts                                                1,070,231        (74,969)      1,105,691      (2,699,647)
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            26,245,234     (4,918,499)     (2,117,798)     (6,273,913)
-------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  67,003,163    (84,701,734)     24,743,812     (55,565,894)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ 71,271,993   $(67,884,108)   $ 25,307,891    $(36,929,645)
=========================================================================================================================

*     NET OF FOREIGN TAX WITHHELD OF $0, 0, $11,773, $0, $0, AND $0,
      RESPECTIVELY.


58 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                                    Year Ended December 31, 2006
--------------------------------------------------------------------------------


                                                                   DYNAMIC        INVERSE
                                                                       DOW    DYNAMIC DOW
                                                                    MASTER         MASTER
                                                                 PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $    453,088   $  3,166,693
Income from Securities Lending, net (Note 9)                         5,669             --
Dividends, Net of Foreign Tax Withheld* (Note 1)                   639,175             --
Other Income                                                            --             --
-----------------------------------------------------------------------------------------
   Total Income                                                  1,097,932      3,166,693
-----------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                  329,352        547,920
Custody Fees                                                         9,096         14,715
-----------------------------------------------------------------------------------------
   Total Expenses                                                  338,448        562,635
-----------------------------------------------------------------------------------------
Net Investment Income                                              759,484      2,604,058
=========================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              250,461             --
Equity Index Swaps                                               3,135,348    (12,983,554)
Futures Contracts                                                1,999,105     (3,495,411)
-----------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                5,384,914    (16,478,965)
-----------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            4,050,824             --
Equity Index Swaps                                                 503,161     (1,709,706)
Futures Contracts                                                  273,415        (61,880)
-----------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             4,827,400     (1,771,586)
-----------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  10,212,314    (18,250,551)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ 10,971,798   $(15,646,493)
=========================================================================================


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 59

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          DYNAMIC                             INVERSE
                                                                          S&P 500                         DYNAMIC S&P 500
                                                                          MASTER                              MASTER
                                                                         PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR              YEAR               YEAR              YEAR
                                                                       ENDED             ENDED              ENDED             ENDED
                                                                DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                                        2006              2005              2006               2005
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     4,268,830   $     4,392,773   $     16,817,626   $     8,102,118
Net Realized Gain (Loss) on Investments                           40,757,929         9,170,632        (79,783,235)      (43,672,700)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                  26,245,234           331,744         (4,918,499)        8,214,312
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             71,271,993        13,895,149        (67,884,108)      (27,356,270)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                               --          (280,142)                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                       --          (280,142)                --                --
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   817,022,394     1,047,339,273      1,053,120,353     1,104,494,816
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                   --           280,142                 --                --
COST OF SHARES REDEEMED                                         (906,112,330)   (1,116,400,670)    (1,015,650,344)   (1,040,687,197)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                        (89,089,936)      (68,781,255)        37,470,009        63,807,619
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            (17,817,943)      (55,166,248)       (30,414,099)       36,451,349
NET ASSETS--BEGINNING OF PERIOD                                  376,452,080       431,618,328        290,922,272       254,470,923
===================================================================================================================================
NET ASSETS--END OF PERIOD                                    $   358,634,137   $   376,452,080   $    260,508,173   $   290,922,272
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD           $            --   $            --   $             --   $            --
===================================================================================================================================

TRANSACTIONS IN SHARES
Shares Purchased                                                  22,918,839        34,098,682         30,384,340        27,973,135
Shares Purchased Through Reinvestment                                     --             8,753                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased                                                   22,918,839        34,107,435         30,384,340        27,973,135
Shares Redeemed                                                  (25,650,605)      (36,333,618)       (29,780,667)      (26,727,882)
-----------------------------------------------------------------------------------------------------------------------------------
NET SHARES PURCHASED (REDEEMED)                                   (2,731,766)       (2,226,183)           603,673         1,245,253
===================================================================================================================================


60 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                          DYNAMIC                             INVERSE
                                                                            OTC                             DYNAMIC OTC
                                                                          MASTER                               MASTER
                                                                         PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR              YEAR               YEAR              YEAR
                                                                       ENDED             ENDED              ENDED             ENDED
                                                                DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                                        2006              2005               2006              2006
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $       564,079    $      (76,464)  $     18,636,249   $    11,636,036
Net Realized Gain (Loss) on Investments                           26,861,610       (12,749,618)       (49,291,981)      (48,979,074)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                  (2,117,798)      (10,552,910)        (6,273,913)       13,737,480
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             25,307,891       (23,378,992)       (36,929,645)      (23,605,558)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                               --                --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                       --                --                 --                --
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                 4,262,999,087     2,954,364,771      2,261,543,056     2,178,546,065
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                  --                 --                 --                --
COST OF SHARES REDEEMED                                       (4,547,081,171)   (3,051,305,490)    (2,289,147,558)   (2,031,766,589)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                       (284,082,084)      (96,940,719)       (27,604,502)      146,779,476
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (258,774,193)     (120,319,711)       (64,534,147)      123,173,918
NET ASSETS--BEGINNING OF PERIOD                                  632,335,216       752,654,927        446,391,483       323,217,565
===================================================================================================================================
NET ASSETS--END OF PERIOD                                    $   373,561,023    $  632,335,216   $    381,857,336   $   446,391,483
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD           $            --    $           --   $             --   $            --
===================================================================================================================================

TRANSACTIONS IN SHARES
Shares Purchased                                                 465,941,881       341,460,444        109,909,439        96,429,295
Shares Purchased Through Reinvestment                                     --                --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased                                                  465,941,881       341,460,444        109,909,439        96,429,295
Shares Redeemed                                                 (495,612,649)     (352,344,219)      (111,588,448)      (90,359,381)
-----------------------------------------------------------------------------------------------------------------------------------
NET SHARES PURCHASED (REDEEMED)                                  (29,670,768)      (10,883,775)        (1,679,009)        6,069,914
===================================================================================================================================

                                                                          DYNAMIC                             INVERSE
                                                                            DOW                             DYNAMIC DOW
                                                                          MASTER                               MASTER
                                                                         PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR              YEAR               YEAR              YEAR
                                                                       ENDED             ENDED              ENDED             ENDED
                                                                DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                                        2006              2005               2006              2005
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $       759,484   $       513,458   $      2,604,058   $       942,069
Net Realized Gain (Loss) on Investments                            5,384,914        (1,031,191)       (16,478,965)       (5,228,969)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                   4,827,400          (643,364)        (1,771,586)        1,071,948
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             10,971,798        (1,161,097)       (15,646,493)       (3,214,952)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                               --          (766,505)                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                       --          (766,505)                --                --
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   580,102,021       507,793,270        640,725,220       530,622,359
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                   --           766,505                 --                --
COST OF SHARES REDEEMED                                         (563,778,364)     (509,164,701)      (597,454,669)     (505,778,689)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                         16,323,657          (604,926)        43,270,551        24,843,670
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             27,295,455        (2,532,528)        27,624,058        21,628,718
NET ASSETS--BEGINNING OF PERIOD                                   39,414,428        41,946,956         40,148,339        18,519,621
===================================================================================================================================
NET ASSETS--END OF PERIOD                                    $    66,709,883   $    39,414,428   $     67,772,397   $    40,148,339
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD           $       163,186   $            --   $             --   $            --
===================================================================================================================================

TRANSACTIONS IN SHARES
Shares Purchased                                                  21,189,257        21,149,375         15,547,598        11,186,661
Shares Purchased Through Reinvestment                                     --            31,356                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased                                                   21,189,257        21,180,731         15,547,598        11,186,661
Shares Redeemed                                                  (20,716,398)      (21,188,285)       (14,545,737)      (10,724,189)
-----------------------------------------------------------------------------------------------------------------------------------
NET SHARES PURCHASED (REDEEMED)                                      472,859            (7,554)         1,001,861           462,472
===================================================================================================================================


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 61

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                     DISTRIBUTIONS TO
                                                                                                    FEEDER FUNDS FROM:
                                                      NET REALIZED     NET INCREASE     ------------------------------------------
                            NET ASSET      NET            AND           (DECREASE)
                             VALUE,     INVESTMENT     UNREALIZED      IN NET ASSET        NET            NET
                            BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING   INVESTMENT     REALIZED          TOTAL
YEAR ENDED                  OF PERIOD     (LOSS)     ON SECURITIES    FROM OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 MASTER PORTFOLIO
   DECEMBER 31, 2006        $   32.60   $    .48        $    7.60        $     8.08      $    --      $       --      $       --
   December 31, 2005            31.34        .36              .93              1.29           --            (.03)           (.03)
   December 31, 2004            26.85        .24             4.74              4.98           --            (.49)           (.49)
   December 31, 2003            17.72        .09             9.54              9.63           --            (.50)           (.50)
   December 31, 2002            32.91        .14           (15.33)           (15.19)          --              --              --

INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
   DECEMBER 31, 2006            36.96       1.98            (8.20)            (6.22)          --              --              --
   December 31, 2005            38.41       1.03            (2.48)            (1.45)          --              --              --
   December 31, 2004            47.65        .21            (9.45)            (9.24)          --              --              --
   December 31, 2003            83.76        .04           (36.15)           (36.11)          --              --              --
   December 31, 2002            60.43        .41            22.92             23.33           --              --              --

DYNAMIC OTC MASTER PORTFOLIO
   DECEMBER 31, 2006             9.42        .02              .54               .56           --              --              --
   December 31, 2005             9.65         --             (.23)             (.23)          --              --              --
   December 31, 2004             8.37       (.05)            1.35              1.30           --            (.02)           (.02)
   December 31, 2003             4.92       (.03)            5.33              5.30           --           (1.85)          (1.85)
   December 31, 2002            15.44       (.02)          (10.50)           (10.52)          --              --              --

INVERSE DYNAMIC OTC MASTER PORTFOLIO
   DECEMBER 31, 2006            20.57        .93            (2.43)            (1.50)          --              --              --
   December 31, 2005            20.68        .54             (.65)             (.11)          --              --              --
   December 31, 2004            27.21        .13            (6.66)            (6.53)          --              --              --
   December 31, 2003            72.77        .04           (45.60)           (45.56)          --              --              --
   December 31, 2002            47.73        .47            24.57             25.04           --              --              --

DYNAMIC DOW MASTER PORTFOLIO
   DECEMBER 31, 2006            24.13        .36             7.18              7.54           --              --              --
   December 31, 2005            25.56        .31            (1.11)             (.80)          --            (.63)           (.63)
   December 31, 2004*           25.00        .08              .48               .56           --              --              --

INVERSE DYNAMIC DOW MASTER PORTFOLIO
   DECEMBER 31, 2006            46.11       1.39           (11.31)            (9.92)          --              --              --
   December 31, 2005            45.36       1.08             (.33)              .75           --              --              --
   December 31, 2004*           50.00        .12            (4.24)            (4.12)          --            (.52)           (.52)

                                                                            RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                                     ------------------------

                            NET INCREASE   NET ASSET                                  NET                    NET ASSETS,
                             (DECREASE)     VALUE,       TOTAL                     INVESTMENT   PORTFOLIO      END OF
                               IN NET       END OF     INVESTMENT      TOTAL         INCOME     TURNOVER    PERIOD (000'S
YEAR ENDED                  ASSET VALUE     PERIOD       RETURN      EXPENSES        (LOSS)      RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 MASTER PORTFOLIO
   DECEMBER 31, 2006          $    8.08    $  40.68       24.79%       0.92%          1.38%          19%     $   358,634
   December 31, 2005               1.26       32.60        4.10%       0.92%          1.18%          77%         376,452
   December 31, 2004               4.49       31.34       18.55%       0.93%          0.95%         190%         431,618
   December 31, 2003               9.13       26.85       54.39%       0.94%          0.59%         769%         317,863
   December 31, 2002             (15.19)      17.72      (46.16)%      0.94%          0.64%       1,227%         136,301

INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
   DECEMBER 31, 2006              (6.22)      30.74      (16.83)%      0.92%          4.18%          --          260,508
   December 31, 2005              (1.45)      36.96       (3.78)%      0.92%          2.29%          --          290,922
   December 31, 2004              (9.24)      38.41      (19.39)%      0.93%          0.35%          --          254,471
   December 31, 2003             (36.11)      47.65      (43.11)%      0.94%          0.05%          --          345,790
   December 31, 2002              23.33       83.76       38.61%       0.94%          0.52%          --          357,949

DYNAMIC OTC MASTER PORTFOLIO
   DECEMBER 31, 2006                .56        9.98        5.94%       0.92%          0.12%          71%         373,561
   December 31, 2005               (.23)       9.42       (2.38)%      0.92%         (0.01)%        133%         632,335
   December 31, 2004               1.28        9.65       15.63%       0.93%          0.44%         154%         752,655
   December 31, 2003               3.45        8.37      107.76%       0.94%         (0.50)%        530%         514,796
   December 31, 2002             (10.52)       4.92      (68.13)%      0.94%         (0.27)%        298%         178,374

INVERSE DYNAMIC OTC MASTER PORTFOLIO
   DECEMBER 31, 2006              (1.50)      19.07       (7.29)%      0.92%          4.12%          --          381,857
   December 31, 2005               (.11)      20.57       (0.53)%      0.92%          2.29%          --          446,391
   December 31, 2004              (6.53)      20.68      (24.00)%      0.93%          0.41%          --          323,218
   December 31, 2003             (45.56)      27.21      (62.61)%      0.94%          0.15%          --          362,576
   December 31, 2002              25.04       72.77       52.46%       0.94%          0.67%          --          322,191

DYNAMIC DOW MASTER PORTFOLIO
   DECEMBER 31, 2006               7.54       31.67       31.25%       0.92%          2.07%         341%          66,710
   December 31, 2005              (1.43)      24.13       (3.06)%      0.92%          1.69%         410%          39,414
   December 31, 2004*               .56       25.56        2.24%       0.93%**        0.96%**       796%          41,947

INVERSE DYNAMIC DOW MASTER PORTFOLIO
   DECEMBER 31, 2006              (9.92)      36.19      (21.51)%      0.92%          4.28%          --           67,772
   December 31, 2005                .75       46.11        1.65%       0.92%          2.39%          --           40,148
   December 31, 2004*             (4.64)      45.36        8.23%       0.93%**        0.38%**        --           18,520

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- DYNAMIC DOW MASTER PORTFOLIO AND INVERSE DYNAMIC DOW MASTER PORTFOLIO.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.


62 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Rydex Dynamic Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust consists of the Dynamic S&P 500 Master Portfolio, the Inverse Dynamic S&P 500 Master Portfolio, the Dynamic OTC Master Portfolio, the Inverse Dynamic OTC Master Portfolio, the Dynamic Dow Master Portfolio, the Inverse Dynamic Dow Master Portfolio (the "Master Portfolios"), the Dynamic S&P 500 Fund, the Inverse Dynamic S&P 500 Fund, the Dynamic OTC Fund, the Inverse Dynamic OTC Fund, the Dynamic Dow Fund, the Inverse Dynamic Dow Fund (the "Feeder Funds"), the Dynamic Russell 2000(R) Fund, and the Inverse Dynamic Russell 2000(R) Fund (the "Funds") (See Note 3). The Feeder Funds and Funds offer three classes of shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value (the "NAV") per share, with the exception of A-Class Shares. A-Class Shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                               SALES CHARGE AS % OF        SALES CHARGE AS % OF
AMOUNT OF INVESTMENT              OFFERING PRICE           NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                    4.75%                       4.99%
$100,000 but less
  than $250,000                       3.75%                       3.90%
$250,000 but less
  than $500,000                       2.75%                       2.83%
$500,000 but less
  than $1,000,000                     1.60%                       1.63%
$1,000,000 or greater                 0.00%                       0.00%

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Feeder Fund's, Master Portfolio's and Fund's total assets, as-of the respective time of calculation. These financial statements are based on the December 31, 2006 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of the spot price at 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle.

The value of domestic equity index swap agreements entered into by the Master Portfolios and the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments (the "Advisor"), an affiliated entity under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 63

--------------------------------------------------------------------------------

in related markets. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When the Master Portfolio or Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio or Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Master Portfolio or Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Dividend and interest expenses, and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Master or Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense.

F. Upon the purchase of an option by a Master Portfolio or Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Master Portfolio or Fund will realize a loss in the amount of the cost of the option. When the Master Portfolio or Fund enters into a closing sale transaction, the Master Portfolio or Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When the Master Portfolio or Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Master Portfolio or Fund exercises a call option, the cost of the security that the Master Portfolio or Fund purchases upon exercise will be increased by the premium originally paid. When the Master Portfolio or Fund writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio's or Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Master Portfolio or Fund enters into a closing purchase transaction, the Master Portfolio or Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Master Portfolio or Fund may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Master Portfolio or Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio or Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio or Fund as unrealized gains or losses. When the contract is closed, the Master Portfolio or Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Master Portfolio or Fund may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds or Funds are allocated to the Classes of the Feeder Funds and Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees


64 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

related to C-Class Shares, are charged directly to specific Classes. Organizational and setup costs for new funds are paid by the Trust.

J. The Master Portfolios and Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

K. The Master Portfolio or Funds may leave cash in Custodian Bank overnight in their cash account with the custodian, U.S. Bank. Periodically, a Master Portfolio or Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

L. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Master Portfolio or Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

M. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.    FINANCIAL INSTRUMENTS

As part of its investment strategy, the Master Portfolios and Funds may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Master Portfolios and Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Master Portfolios' or Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios or Funds and/or its affiliates that have not yet occurred. However, based on experience, the Master Portfolios and Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Master Portfolio or Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Master Portfolio or Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Master Portfolio or Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Master Portfolio or Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Master Portfolios and Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Master Portfolio or Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Master Portfolios and Funds will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Master Portfolio or Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Master Portfolios and Funds have established strict counterparty credit guidelines and entered into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which the Master Portfolio or Fund sells a security it does not own. If the security the Master Portfolio or Fund sold short goes down in price between the time the Master Portfolio or the Fund sells the security and closes its short position, the Master Portfolio or Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Master Portfolio or Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. Short Dividends or Interest Expense is a cost associated with the


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 65

--------------------------------------------------------------------------------

investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Master Portfolios and Funds are required to maintain collateral in various forms. The Master Portfolios and Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Master Portfolio or Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3.    MASTER-FEEDER ARRANGEMENT

Six of the funds included in the Trust are operating under a "master-feeder arrangement." Under the master-feeder arrangement, a Feeder Fund invests substantially all of its assets in the Master Portfolio, a separate open-ended investment company that has the same investment objectives as the Feeder Fund, e.g., the Dynamic S&P 500 Fund would act as the Feeder Fund, holding shares of the Dynamic S&P 500 Master Portfolio as its only investment. As a result, the Feeder Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Feeder Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Feeder Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Feeder Funds' financial statements. The percentage of Dynamic S&P 500 Master Portfolio, Inverse Dynamic S&P 500 Master Portfolio, Dynamic OTC Master Portfolio, Inverse Dynamic OTC Master Portfolio, Dynamic Dow Master Portfolio, and Inverse Dynamic Dow Master Portfolio owned by the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund, respectively, at December 31, 2006, was 100 percent. The Feeder Funds record their investments in the Master Portfolio at the NAV.

Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Master Portfolios and Funds. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Investments, an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Feeder Funds and Fund. Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of the Feeder Funds and Funds. Certain officers and trustees of the Trust are also officers of Rydex Investments.

Rydex Investments engages external service providers to perform other necessary services to the Trust, such as accounting and auditing related services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class Shares and H-Class Shares that allows the Feeder Funds and Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Feeder Funds or Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Feeder Funds and Funds to pay annual distribution and service fees of 1.00% of the Feeder Funds' or Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.


66 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

5.    FEDERAL INCOME TAX INFORMATION

The Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This may include net operating losses not utilized during the current year, the expiration of capital loss carryforward amounts, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2006, the following Funds offset net realized capital gains with capital losses from previous years:

FUND                                                                     AMOUNT
--------------------------------------------------------------------------------
Dynamic S&P 500 Master Portfolio                                    $35,957,183
Dynamic OTC Master Portfolio                                          1,325,859
Dynamic Dow Master Portfolio                                            163,186

The tax character of distributions paid during 2006 was as follows:

                                              ORDINARY         LONG-TERM      RETURN OF              TOTAL
FUND                                            INCOME      CAPITAL GAIN        CAPITAL      DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
Dynamic S&P 500 Fund                       $ 5,744,647       $        --      $      --        $ 5,744,647
Inverse Dynamic S&P 500 Fund                11,589,999                --             --         11,589,999
Dynamic OTC Fund                                    --                --             --                 --
Inverse Dynamic OTC Fund                    14,276,311                --             --         14,276,311
Dynamic Dow Fund                               344,841                --             --            344,841
Inverse Dynamic Dow Fund                       353,152                --             --            353,152
Dynamic Russell 2000(R) Fund                   578,221                --             --            578,221
Inverse Dynamic Russell 2000(R) Fund           813,479                --         36,522            850,001
Dynamic S&P 500 Master Portfolio            40,226,013                --             --         40,226,013
Inverse Dynamic S&P 500 Master Portfolio    16,817,626                --             --         16,817,626
Dynamic OTC Master Portfolio                 1,889,938                --             --          1,889,938
Inverse Dynamic OTC Master Portfolio        18,636,249                --             --         18,636,249
Dynamic Dow Master Portfolio                 5,564,103         1,206,327             --          6,770,430
Inverse Dynamic Dow Master Portfolio         2,604,058                --             --          2,604,058

The tax character of distributions paid during 2005 was as follows:

                                              ORDINARY         LONG-TERM      RETURN OF              TOTAL
FUND                                            INCOME      CAPITAL GAIN        CAPITAL      DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
Dynamic S&P 500 Fund                       $ 3,870,403       $        --      $      --        $ 3,870,403
Inverse Dynamic S&P 500 Fund                 5,126,420                --             --          5,126,420
Dynamic OTC Fund                             3,358,477                --             --          3,358,477
Inverse Dynamic OTC Fund                     7,573,408                --         22,460          7,595,868
Dynamic Dow Fund                                 9,566            59,707             --             69,273
Inverse Dynamic Dow Fund                        58,011           159,863             --            217,874
Dynamic S&P 500 Master Portfolio               280,142                --             --            280,142
Inverse Dynamic S&P 500 Master Portfolio            --                --             --                 --
Dynamic OTC Master Portfolio                        --                --             --                 --
Inverse Dynamic OTC Master Portfolio                --                --             --                 --
Dynamic Dow Master Portfolio                     3,886           762,619             --            766,505
Inverse Dynamic Dow Master Portfolio                --                --             --                 --


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 67

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at December 31, 2006, was as follows:


                                         UNDISTRIBUTED      UNDISTRIBUTED      NET UNREALIZED
                                              ORDINARY          LONG-TERM       APPRECIATION/      CAPITAL LOSS
FUND                                            INCOME      CAPITAL GAINS      (DEPRECIATION)      CARRYFORWARD
---------------------------------------------------------------------------------------------------------------
Dynamic S&P 500 Fund                       $        --       $         --      $   22,050,495      $         --
Inverse Dynamic S&P 500 Fund                   206,064                 --         (11,515,650)               --
Dynamic OTC Fund                                    --                 --         (10,213,938)               --
Inverse Dynamic OTC Fund                       350,908                 --          21,058,074                --
Dynamic Dow Fund                                19,703                 --             151,405                --
Inverse Dynamic Dow Fund                            --                 --            (560,281)               --
Dynamic Russell 2000(R) Fund                   255,222                 --             889,414                --
Inverse Dynamic Russell 2000(R) Fund                --                 --          (4,319,557)      (11,106,492) 1
Dynamic S&P 500 Master Portfolio                    --                 --          65,819,912        (4,852,788) 2
Inverse Dynamic S&P 500 Master Portfolio            --                 --         (37,719,809)     (484,312,117) 3
Dynamic OTC Master Portfolio                        --                 --          98,582,133      (128,670,773) 3
Inverse Dynamic OTC Master Portfolio                --                 --         (37,539,851)     (287,085,546) 3
Dynamic Dow Master Portfolio                        --                 --           3,730,382                --
Inverse Dynamic Dow Master Portfolio                --                 --          (8,540,699)      (16,804,573) 3

Capital Loss Carryforward amounts may be limited due to Treasury Regulations.

1     EXPIRES IN 2014

2     EXPIRES IN 2010

3 INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO: $214,703,529 EXPIRES IN 2011, $146,854,413 EXPIRES IN 2012, $58,089,386 EXPIRES IN 2013, AND $64,664,789
      EXPIRES IN 2014

      DYNAMIC OTC MASTER PORTFOLIO: $42,757,652 EXPIRES IN 2009, $75,609,407 EXPIRES IN 2010, AND $10,303,714 EXPIRES IN 2013

      INVERSE DYNAMIC OTC MASTER PORTFOLIO: $10,516,342 EXPIRES IN 2010, $85,842,090 EXPIRES IN 2011, $102,261,380 EXPIRES IN 2012, $38,003,206
      EXPIRES IN 2013, AND $50,462,528 EXPIRES IN 2014

      INVERSE DYNAMIC DOW MASTER PORTFOLIO: $5,230,964 EXPIRES IN 2013 AND $11,573,609 EXPIRES IN 2014

At December 31, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                    TAX      TAX UNREALIZED       TAX UNREALIZED      NET UNREALIZED
FUND                                               COST                GAIN                 LOSS         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------
Dynamic S&P 500 Fund                       $336,583,642       $  22,050,495         $         --        $ 22,050,495
Inverse Dynamic S&P 500 Fund                272,023,823                  --          (11,515,650)        (11,515,650)
Dynamic OTC Fund                            383,774,961                  --          (10,213,938)        (10,213,938)
Inverse Dynamic OTC Fund                    360,799,262          21,058,074                   --          21,058,074
Dynamic Dow Fund                             66,558,478             151,405                   --             151,405
Inverse Dynamic Dow Fund                     68,332,678                  --             (560,281)           (560,281)
Dynamic Russell 2000(R) Fund                 81,025,404           1,105,727             (434,834)            670,893
Inverse Dynamic Russell 2000(R) Fund         66,501,716                  --                   --                  --
Dynamic S&P 500 Master Portfolio            329,576,408          68,569,508           (1,491,947)         67,077,561
Inverse Dynamic S&P 500 Master Portfolio    273,024,252                  --               (4,965)             (4,965)
Dynamic OTC Master Portfolio                312,331,081         100,209,346           (1,268,061)         98,941,285
Inverse Dynamic OTC Master Portfolio        376,426,537                  --               (3,620)             (3,620)
Dynamic Dow Master Portfolio                 61,871,246           3,746,614                   --           3,746,614
Inverse Dynamic Dow Master Portfolio         80,649,613                  --                   --                  --

POST-OCTOBER LOSSES DEFERRED

Pursuant to Federal income tax regulations applicable to investment companies, the Trust has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2006, $5,454,368, $39,364,192,
$44,700,442, and $7,625,431 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2007 for Inverse Dynamic Russell 2000(R) Fund, Inverse Dynamic S&P 500 Master Portfolio, Inverse Dynamic OTC Master Portfolio, and Inverse Dynamic Dow Master Portfolio, respectively.


68 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

6.   REPURCHASE AGREEMENTS

The Master Portfolios and Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury. The collateral is in the possession of the Master Portfolios' and Funds' custodian and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity. Each Portfolio or Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Portfolio or Fund.

The repurchase agreements executed by the joint account and outstanding as of December 31, 2006, were as follows:

COUNTERPARTY                       TERMS OF AGREEMENT        FACE VALUE      MARKET VALUE      REPURCHASE PRICE
---------------------------------------------------------------------------------------------------------------
UBS Financial Services, Inc.       4.79% due 01/02/07      $300,000,000      $300,000,000          $300,159,667
Lehman Brothers, Inc.              4.60% due 01/02/07       293,023,576       293,023,576           293,173,343
Credit Suisse First Boston         4.90% due 01/02/07       134,397,343       134,397,343           134,470,515
---------------------------------------------------------------------------------------------------------------
                                                                             $727,420,919          $727,803,525
===============================================================================================================

As of December 31, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                       MATURITY DATES      RANGE OF RATES          PAR VALUE          MARKET VALUE
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                    05/15/17             8.750%           $    920,000          $  1,226,708
U.S. Treasury Notes               08/15/07 - 12/15/09   2.750% - 3.625%       663,920,357           663,645,298
TIP Notes                         04/15/10 - 07/15/15   0.875% - 1.875%        76,295,000            77,104,370
---------------------------------------------------------------------------------------------------------------
                                                                                                   $741,976,376
===============================================================================================================

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7.   SECURITIES TRANSACTIONS

During the year ended December 31, 2006, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                                     INVERSE                                  INVERSE
                      DYNAMIC        DYNAMIC               DYNAMIC            DYNAMIC
                      S&P 500        S&P 500                   OTC                OTC
                       MASTER         MASTER                MASTER             MASTER
                    PORTFOLIO      PORTFOLIO             PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------
Purchases        $ 49,337,609          $  --          $294,488,225              $  --
Sales            $130,336,737          $  --          $574,445,518              $  --

                                     INVERSE
                      DYNAMIC        DYNAMIC                                  INVERSE
                          DOW            DOW               DYNAMIC            DYNAMIC
                       MASTER         MASTER       RUSSELL 2000(R)    RUSSELL 2000(R)
                    PORTFOLIO      PORTFOLIO                  FUND               FUND
-------------------------------------------------------------------------------------
Purchases        $114,380,122          $  --          $103,574,338              $  --
Sales            $100,334,324          $  --          $ 56,270,228              $  --


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 69

--------------------------------------------------------------------------------

8.   SHARE TRANSACTIONS

The Trust is authorized to distibute an unlimited number of no par value shares. Transactions in shares for the years presented were:

                                                                 PURCHASED THROUGH
                                  SHARES PURCHASED             DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------
                               YEAR ENDED    YEAR ENDED       YEAR ENDED     YEAR ENDED
                             DECEMBER 31,  DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                     2006          2005             2006           2005
---------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND
     A-Class                      541,212       207,367            3,859            577
     C-Class                    3,936,537     9,288,048           21,064         18,075
     H-Class                   57,067,513    81,742,500           81,188         66,458

INVERSE DYNAMIC S&P 500 FUND
     A-Class                      908,116       283,694           12,258          2,001
     C-Class                    3,829,089     6,185,862           34,192         12,526
     H-Class                   73,888,350    62,181,986          245,429         96,585

DYNAMIC OTC FUND
     A-Class                      961,635       510,828               --          1,145
     C-Class                   13,179,485    26,302,946               --         16,314
     H-Class                  420,793,674   439,066,703               --        114,071

INVERSE DYNAMIC OTC FUND
     A-Class                    1,335,960       755,662           13,820          2,325
     C-Class                   11,009,524    20,948,049           62,037         33,040
     H-Class                  330,035,851   343,761,749          652,396        325,597

DYNAMIC DOW FUND
     A-Class                      204,108       117,604              442             97
     C-Class                    1,860,026     2,057,325            1,147            257
     H-Class                   40,831,638    40,353,451            8,583          2,281

INVERSE DYNAMIC DOW FUND
     A-Class                      218,318       128,235              369             91
     C-Class                      504,374       732,987              525            252
     H-Class                   29,224,637    20,941,139            8,053          3,729

DYNAMIC RUSSELL 2000 FUND*
     A-Class                       78,195            --              678             --
     C-Class                    1,395,149            --            1,576             --
     H-Class                   37,519,758            --           17,128             --

INVERSE DYNAMIC RUSSELL 2000 FUND*
     A-Class                      245,495            --              919             --
     C-Class                      514,830            --              501             --
     H-Class                   21,417,963            --           18,817             --

                                                              NET SHARES PURCHASED
                                  SHARES REDEEMED                  (REDEEMED)
----------------------------------------------------------------------------------------
                               YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                     2006            2005            2006           2005
----------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND
     A-Class                     (333,743)       (139,146)        211,328         68,798
     C-Class                   (4,370,111)     (9,723,680)       (412,510)      (417,557)
     H-Class                  (59,062,000)    (83,124,201)     (1,913,299)    (1,315,243)

INVERSE DYNAMIC S&P 500 FUND
     A-Class                     (629,194)       (203,933)        291,180         81,762
     C-Class                   (3,661,674)     (6,111,717)        201,607         86,671
     H-Class                  (73,679,730)    (61,113,469)        454,049      1,165,102

DYNAMIC OTC FUND
     A-Class                     (744,905)       (376,361)        216,730        135,612
     C-Class                  (13,918,433)    (27,590,173)       (738,948)    (1,270,913)
     H-Class                 (432,982,645)   (442,371,026)    (12,188,971)    (3,190,252)

INVERSE DYNAMIC OTC FUND
     A-Class                   (1,217,419)       (458,696)        132,361        299,291
     C-Class                  (11,003,275)    (20,490,836)         68,286        490,253
     H-Class                 (331,676,906)   (337,990,591)       (988,659)     6,096,755

DYNAMIC DOW FUND
     A-Class                     (161,229)        (69,415)         43,321         48,286
     C-Class                   (1,826,335)     (2,065,091)         34,838         (7,509)
     H-Class                  (40,420,698)    (40,433,310)        419,523        (77,578)

INVERSE DYNAMIC DOW FUND
     A-Class                     (144,587)       (110,183)         74,100         18,143
     C-Class                     (415,207)       (700,878)         89,692         32,361
     H-Class                  (28,360,111)    (20,522,921)        872,579        421,947

DYNAMIC RUSSELL 2000 FUND*
     A-Class                      (57,622)             --          21,251             --
     C-Class                   (1,357,233)             --          39,492             --
     H-Class                  (35,370,181)             --       2,166,705             --

INVERSE DYNAMIC RUSSELL 2000 FUND*
     A-Class                      (22,037)             --         224,377             --
     C-Class                     (475,746)             --          39,585             --
     H-Class                  (20,096,524)             --       1,340,256             --

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.


70 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

9.    PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At December 31, 2006, the pooled cash collateral investments consisted of repurchase agreements (46.45%), commercial paper (31.55%), corporate bonds (18.46%), guaranteed investment contracts (3.54%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table represents a breakdown of the collateral, its rates and maturities. Each Fund participating in the security lending program retains a pro rata amount of the collateral proportionate to its amount of securities on loan.

SECURITY LENDING CASH COLLATERAL

                                                                COST          MARKET VALUE          REPURCHASE DATE
-------------------------------------------------------------------------------------------------------------------
REPO                                                                                 46.45%
-------------------------------------------------------------------------------------------------------------------
Rates
    5.36%  Greenwich Capital Markets, Inc.              $300,000,000          $300,000,000                 01/02/07
    5.38   Morgan Stanley                                296,000,000           296,000,000                 01/02/07
    5.41   Bear Stearns Companies, Inc.                   50,000,000            50,000,000                 01/02/07
    5.32   Credit Suisse First Boston                     10,000,000            10,000,000                 01/02/07
                                                                              ------------
           TOTAL                                                              $656,000,000
                                                                              ============
                                                                                                           MATURITY
                                                                                                           --------
COMMERCIAL PAPER                                                                     31.55%
-------------------------------------------------------------------------------------------------------------------
Rates
    5.39%  Fenway Funding, LLC                           $66,959,874          $ 67,000,000                 01/02/07
    5.37   KKR Atlantic Funding Trust                     64,768,167            64,808,900                 01/22/07
    5.36   Rams Funding, LLC                              57,699,447            57,923,440                 01/11/07
    5.42   Antalis Funding                                53,920,718            54,010,000                 01/02/07
    5.40   Ocala Funding, LLC                             49,858,028            49,890,000                 01/17/07
    5.33   Concord Minutemen Capital Company, LLC         40,000,000            40,000,000                 01/08/07
    5.35   Lakeside Funding, LLC                          30,000,000            30,000,000                 01/08/07
    5.33   Concord Minutemen Capital Company, LLC         28,000,000            28,000,000                 01/12/07
    5.35   Thornburg Mortgage Capital Resources, LLC      19,820,389            19,917,800                 01/30/07
    5.38   Rams Funding, LLC                              12,934,314            12,961,780                 01/22/07
    5.36   Thornburg Mortgage Capital Resources, LLC      10,949,418            10,974,150                 01/18/07
    5.34   Thornburg Mortgage Capital Resources, LLC       9,952,800            10,000,000                 01/02/07
                                                                              ------------
           TOTAL                                                              $445,486,070
                                                                              ============
FIXED INCOME                                                                         18.46%
-------------------------------------------------------------------------------------------------------------------
Rates
    5.36%  PYXIS Master Trust                            $50,000,000          $ 50,000,000                 11/20/09
    5.35   Leafs, LLC                                     49,635,317            49,635,317                 01/22/07
    5.39   Allstate Life Global Funding                   40,012,000            40,012,000                 02/15/08
    5.50   Premium Asset Trust                            25,000,000            25,000,000                 08/01/07
    5.40   Bayerische Landsbank                           20,008,800            20,008,800                 02/22/08
    5.40   HBOS Treasury Services, PLC                    20,008,600            20,008,600                 02/01/08
    5.42   Northlake, CDO                                 20,000,000            20,000,000                 03/06/33
    5.44   Duke Funding, Ltd.                             20,000,000            20,000,000                 04/08/39
    5.45   Metlife Global Funding                         16,006,720            16,006,720                 01/28/08
                                                                              ------------
           TOTAL                                                              $260,671,437
                                                                              ============


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)
--------------------------------------------------------------------------------

                                                                COST          MARKET VALUE                 MATURITY
-------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACT                                                        3.54%
-------------------------------------------------------------------------------------------------------------------
Rates
 5.45%    ING USA                                        $50,000,000        $   50,000,000                 02/26/07
                                                                            --------------
          TOTAL                                                             $   50,000,000
                                                                            ==============
MUTUAL FUNDS/MONEY MARKETS                                                            0.00%
------------------------------------------------------------------------------------------------------------------
          Cash                                                              $           66                      N/A
                                                              SHARES
                                                              ------

          AIM Short Term Liquid Asset Fund                        21        $           21                      N/A
                                                                            --------------
          TOTAL                                                             $           87
                                                                            ==============
                                                                                    100.00%
                                                                            ==============
GRAND TOTAL                                                                 $1,412,157,594
===================================================================================================================

As of December 31, 2006, the collateral for the repurchase agreements in the joint account was as follows:

RANGE OF RATES     SECURITY TYPE                               PAR VALUE     MARKET VALUE           MATURITY
------------------------------------------------------------------------------------------------------------------
0.000% - 5.467%    Collateralized Mortgage Obligations    $3,469,660,953    $ 623,374,062      08/15/16 - 03/15/45
0.000% - 9.925%    Residential Whole Loans                    41,415,193       53,022,375      03/15/12 - 09/07/36
0.010% - 5.625%    Subordinated Notes                         44,971,310        3,788,769      06/13/16 - 02/18/27
1.001%             Ginnie Mae                                 10,282,278           99,679           02/17/31
                                                                            -------------
                                                                            $ 680,284,885
                                                                            =============

As of December 31, 2006, the following funds participated in securities lending and received cash collateral:

FUND                                                     CASH COLLATERAL                VALUE OF SECURITIES LOANED
------------------------------------------------------------------------------------------------------------------
Dynamic S&P 500 Master Portfolio                          $   34,777,237                             $  33,550,875
Dynamic OTC Master Portfolio                                  56,837,437                                54,806,819
Dynamic Dow Master Portfolio                                   7,359,342                                 7,114,501

10.   NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.

11.   SUBSEQUENT EVENT

DISSOLUTION OF THE MASTER-FEEDER ARRANGEMENT

Effective 01/01/07, the Dynamic S&P 500 Master Portfolio, the Inverse Dynamic S&P 500 Master Portfolio, the Dynamic OTC Master Portfolio, the Inverse Dynamic OTC Master Portfolio, the Dynamic Dow Master Portfolio, the Inverse Dynamic Dow Master Portfolio, the Dynamic S&P 500 Fund, the Inverse Dynamic S&P 500 Fund, the Dynamic OTC Fund, the Inverse Dynamic OTC Fund, the Dynamic Dow Fund and the Inverse Dynamic Dow Fund ceased operations under the Master-Feeder Arrangement. The Master Portfolios and corresponding Feeder Funds were consolidated into the existing Funds, leaving the Dynamic S&P 500 Fund, the Inverse Dynamic S&P 500 Fund, the Dynamic OTC Fund, the Inverse Dynamic OTC Fund, the Dynamic Dow Fund and the Inverse Dynamic Dow Fund. As a result of the Master-Feeder dissolution, the Trust now consists of only eight Funds. All other fund operations will continue unchanged. There was no change in the aggregate market value of the outstanding shares, nor in the NAV of the Funds as a result of this transaction.


72 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Rydex Dynamic Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dynamic S&P 500 Master Portfolio, Inverse Dynamic S&P 500 Master Portfolio, Dynamic OTC Master Portfolio, Inverse Dynamic OTC Master Portfolio, Dynamic Dow Master Portfolio, Inverse Dynamic Dow Master Portfolio, Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, Inverse Dynamic Dow Fund, Dynamic Russell 2000(R) Fund, and Inverse Dynamic Russell 2000(R) Fund (the Rydex Dynamic Funds, hereafter referred to as the "Funds") at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 27, 2007


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 73

OTHER INFORMATION  (UNAUDITED)
--------------------------------------------------------------------------------

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

During the fiscal year ended December 31, 2006, 71.94% of the ordinary dividends paid by the Dynamic Russell 2000 Fund qualified for the dividends received deduction available to corporations. Additionally, 48.62% of the Dynamic Russell 2000 Fund's ordinary dividends paid during the same period qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Funds' distributions to shareholders included:

                                               DYNAMIC           INVERSE DYNAMIC
                                       RUSSELL 2000(R)           RUSSELL 2000(R)               DYNAMIC DOW
                                                  FUND                      FUND          MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------------
From short-term capital gains:               $ 506,221                $       --               $        --
From long-term capital gains,
 subject to the 15% rate gains category:     $      --                $       --               $ 1,206,327

From Return of Capital:                      $      --                $   36,522               $        --

During the fiscal year ended December 31, 2006, shareholders of the Dynamic Dow Fund and the Dynamic Russell 2000(R) Fund redeemed $1,162,312,374 and $954,343,490 of the shares, respectively. Of these proceeds, $1,206,327 and $509,092 represent long term capital gain distributions for the Dynamic Dow Fund and the Dynamic Russell 2000 Fund, respectively. This notification is made to meet certain Internal Revenue Service requirements.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Dynamic Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Dynamic Funds (the "Trust") and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 27 and 28, 2006, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:


74 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the Funds. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds, each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees for the Funds were equivalent to those of its peers and that the overall expenses for the Funds were only slightly higher than the total expenses of the peer funds, due in part to differing share classes and distribution fees. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 75

OTHER INFORMATION  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      In addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders, particularly in light of the Board's view that the Funds' shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


76 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS  (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                          LENGTH OF SERVICE
   NAME, POSITION AND                        AS TRUSTEE                        NUMBER OF
      YEAR OF BIRTH                         (YEAR BEGAN)                    FUNDS OVERSEEN
-------------------------            ---------------------------            ---------------
CARL G. VERBONCOEUR*                  Rydex Series Funds - 2004                   146
Trustee, President (1952)            Rydex Variable Trust - 2004
                                     Rydex Dynamic Funds - 2004
                                       Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of
Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex
Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of
Rydex Investments (2000 to 2003)

                                     ---------------------------

MICHAEL P. BYRUM*                     Rydex Series Funds - 2005                   146
Trustee, Vice President (1970)       Rydex Variable Trust - 2005
                                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC
(2005 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of
Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to
present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003
to 2004)

-------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                          LENGTH OF SERVICE
  NAME, POSITION AND                         AS TRUSTEE                        NUMBER OF
    YEAR OF BIRTH                           (YEAR BEGAN)                    FUNDS OVERSEEN
-------------------------            ---------------------------            ---------------
JOHN O. DEMARET                       Rydex Series Funds - 1997                   139
Trustee, Chairman of the             Rydex Variable Trust - 1998
Board (1940)                         Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                                     ---------------------------

COREY A. COLEHOUR                     Rydex Series Funds - 1993                   139
Trustee (1945)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006);
Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005).

                                     ---------------------------
J. KENNETH DALTON                     Rydex Series Funds - 1995                   139
Trustee (1941)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 77

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                          LENGTH OF SERVICE
   NAME, POSITION AND                        AS TRUSTEE                        NUMBER OF
      YEAR OF BIRTH                         (YEAR BEGAN)                    FUNDS OVERSEEN
-------------------------            ---------------------------            ---------------
WERNER E. KELLER                      Rydex Series Funds - 2005                   139
Trustee (1940)                       Rydex Variable Trust - 2005
                                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present);
Chairman, Centurion Capital Management (1991 to 2001)
                                     ---------------------------

THOMAS F. LYDON, JR.                  Rydex Series Funds - 2005                   139
Trustee (1960)                       Rydex Variable Trust - 2005
                                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments
                                     ---------------------------

PATRICK T. MCCARVILLE                 Rydex Series Funds - 1997                   139
Trustee (1942)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive
Officer, Par Industries, Inc.

                                     ---------------------------

ROGER SOMERS                          Rydex Series Funds - 1993                   139
Trustee (1944)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
-------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS

        NAME, POSITION AND                                       PRINCIPAL OCCUPATIONS
           YEAR OF BIRTH                                        DURING PAST FIVE YEARS
-----------------------------------     -----------------------------------------------------------------------
NICK BONOS*                             Chief Financial Officer of Rydex Specialized Products, LLC (2005 to
Vice President and Treasurer (1963)     present); Vice President and Treasurer of Rydex Series Funds, Rydex
                                        Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2003 to
                                        present); Senior Vice President of Rydex Investments (2003 to present);
                                        Vice President and Treasurer of Rydex Capital Partners SPhinX Fund
                                        (2003 to 2006); Vice President of Accounting of Rydex Investments (2000
                                        to 2003)

JOANNA M. HAIGNEY*                      Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust,
Chief Compliance Officer and            and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series
Secretary (1966)                        Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present);
                                        Secretary of Rydex ETF Trust (2002 to present); Vice President of
                                        Compliance of Rydex Investments (2000 to present); Secretary of Rydex
                                        Capital Partners SPhinX Fund (2003 to 2006)

JOSEPH ARRUDA*                          Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex
Assistant Treasurer (1966)              Dynamic Funds, Rydex ETF Trust (2006); Vice President of Rydex
                                        Investments (2004 to present); Director of Accounting of Rydex
                                        Investments (2003 to 2004); Vice President of Mutual Funds, State
                                        Street Bank & Trust (2000 to 2003)

PAULA BILLOS*                           Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic
Controller (1974)                       Funds, Rydex ETF Trust (2006); Director of Fund Administration of Rydex
                                        Investments (2001 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


78 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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

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

[LOGO] RYDEXINVESTMENTS
            Essential for modern markets(TM)

            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
            www.rydexinvestments.com
            800-820-0888
            DYN-ANN-1206X1207

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PwC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2006 and December 31, 2005 were $207,419 and $112,400, respectively. The aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2006 and December 31, 2005 were $0 and $70,200, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in
(b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $30,000 and $40,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.CONTROLS AND PROCEDURES.

(a) Based on their evaluation on March 9, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments ("RI"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.

There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RI's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2
(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                                                 EX.-12(a)(2)(i)



                                  CERTIFICATION



I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees:

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



By: /s/ Carl G. Verboncoeur
    -----------------------
    Carl G. Verboncoeur,
    President

Date: March 9, 2007

                                                                EX.-12(a)(2)(ii)

                                  CERTIFICATION



I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees:

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.




By: /s/ Nick Bonos
    ----------------------------
    Nick Bonos,
    Vice President and Treasurer

Date: March 9, 2007

                                                                    EX. 12(b)(i)

                                  CERTIFICATION



I, Carl G. Verboncoeur, President of Rydex Dynamic Funds (the "Trust"), certify that:

         1. The Form N-CSR of the Trust (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.



By: /s/ Carl G. Verboncoeur
    -----------------------
    Carl G. Verboncoeur,
    President

Date: March 9, 2007

                                                                   EX. 12(b)(ii)

                                  CERTIFICATION



I, Nick Bonos, Vice President and Treasurer of Rydex Dynamic Funds (the "Trust"), certify that:

         1. The Form N-CSR of the Trust (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.



By: /s/ Nick Bonos
    ----------------------------
    Nick Bonos,
    Vice President and Treasurer

Dated: March 9, 2007

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Dynamic Funds
           ---------------------------------------------------------------------

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                       ---------------------------------------------------------
                             Carl G. Verboncoeur, President

Date: March 9, 2007
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                             Carl G. Verboncoeur, President

Date: March 9, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ Nick Bonos
                         -------------------------------------------------------
                             Nick Bonos, Vice President and Treasurer

Date: March 9, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.